UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: April 30, 2010

Date of reporting period: October 31, 2009

Item 1.	Reports to Stockholders.

2009 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® DOW JONES SERIES

iSHARES® FTSE KLD SERIES

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

OCTOBER 31, 2009

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iShares Dow Jones U.S. Basic Materials Sector Index Fund | IYM | NYSE Arca

iShares Dow Jones U.S. Consumer Goods Sector Index Fund | IYK | NYSE Arca

iShares Dow Jones U.S. Consumer Services Sector Index Fund | IYC | NYSE Arca

iShares Dow Jones U.S. Financial Sector Index Fund | IYF | NYSE Arca

iShares Dow Jones U.S. Industrial Sector Index Fund | IYJ | NYSE Arca

iShares Dow Jones U.S. Financial Services Index Fund | IYG | NYSE Arca

iShares Dow Jones U.S. Real Estate Index Fund | IYR | NYSE Arca

iShares FTSE KLD Select Social Index Fund | KLD | NYSE Arca

iShares FTSE KLD 400 Social Index Fund | DSI | NYSE Arca

iShares Cohen & Steers Realty Majors Index Fund | ICF | NYSE Arca

iShares®

Fund Performance Overview

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

Performance as of October 31, 2009

The iShares Dow Jones U.S. Basic Materials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Basic Materials Index (the “Index”). The Index measures the performance of the basic materials sector of the U.S. equity market, and includes companies in the following industry groups: chemicals, forestry and paper, industrial metals and mining. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2009, the total return for the Fund was 28.32%, while the total return for the Index was 28.71%.

Average Annual Total Returns

Year Ended 10/31/09			Five Years Ended 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
27.04%	27.15%	27.58%	4.58%	4.60%	5.09%	6.03%	6.03%	6.57%

Cumulative Total Returns

Year Ended 10/31/09			Five Years Ended 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
27.04%	27.15%	27.58%	25.12%	25.21%	28.20%	73.29%	73.29%	81.80%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/09
Industry	Percentage of Net Assets
Chemicals	52.53%

Mining	22.85

Coal	9.79

Iron & Steel	9.23

Forest Products & Paper	3.22

Household Products & Wares	1.17

Metal Fabricate & Hardware	0.69

Environmental Control	0.25

Manufacturing	0.10

Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
Freeport-McMoRan Copper & Gold Inc.	8.80%

E.I. du Pont de Nemours and Co.	7.85

Dow Chemical Co. (The)	7.83

Praxair Inc.	7.14

Newmont Mining Corp.	6.05

Air Products and Chemicals Inc.	4.44

Alcoa Inc.	3.52

Nucor Corp.	3.31

Peabody Energy Corp.	3.08

Ecolab Inc.	3.03

TOTAL	55.05%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

Performance as of October 31, 2009

The iShares Dow Jones U.S. Consumer Goods Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Goods Index (the “Index”). The Index measures the performance of the consumer goods sector of the U.S. equity market, and includes companies in the following industry groups: automobiles and parts, beverages, food producers, household goods, leisure goods, personal goods and tobacco. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2009, the total return for the Fund was 20.51%, while the total return for the Index was 20.83%.

Average Annual Total Returns

Year Ended 10/31/09			Five Years Ended 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.45%	10.26%	10.90%	3.78%	3.78%	4.28%	4.45%	4.44%	5.05%

Cumulative Total Returns

Year Ended 10/31/09			Five Years Ended 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.45%	10.26%	10.90%	20.37%	20.38%	23.29%	50.51%	50.41%	58.80%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/16/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

2	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 10/31/09
Industry	Percentage of Net Assets
Beverages	22.74%

Cosmetics & Personal Care	21.07

Agriculture	19.38

Food	13.41

Household Products & Wares	4.22

Apparel	4.21

Auto Parts & Equipment	2.20

Auto Manufacturers	2.01

Home Builders	1.64

Software	1.19

Toys, Games & Hobbies	1.17

Home Furnishings	0.98

Distribution & Wholesale	0.96

Hand & Machine Tools	0.77

Leisure Time	0.77

Electronics	0.53

Pharmaceuticals	0.50

Manufacturing	0.45

Electrical Components & Equipment	0.39

Housewares	0.37

Textiles	0.21

Retail	0.20

Office Furnishings	0.17

Machinery	0.08

Biotechnology	0.05

Environmental Control	0.05

Short-Term and Other Net Assets	0.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
Procter & Gamble Co. (The)	15.49%

Coca-Cola Co. (The)	10.34

PepsiCo Inc.	8.64

Philip Morris International Inc.	8.35

Colgate-Palmolive Co.	3.58

Altria Group Inc.	3.40

Kraft Foods Inc. Class A	3.37

Monsanto Co.	3.31

Kimberly-Clark Corp.	2.31

Ford Motor Co.	2.01

TOTAL	60.80%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

Performance as of October 31, 2009

The iShares Dow Jones U.S. Consumer Services Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Services Index (the “Index”). The Index measures the performance of the consumer services sector of the U.S. equity market, and includes companies in the following industry groups: food and drug retailers, general retailers, media and travel and leisure. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2009, the total return for the Fund was 15.13%, while the total return for the Index was 15.35%.

Average Annual Total Returns

Year Ended 10/31/09			Five Years Ended 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.98%	16.78%	17.50%	(1.13)%	(1.13)%	(0.76)%	(1.13)%	(1.13)%	(0.68)%

Cumulative Total Returns

Year Ended 10/31/09			Five Years Ended 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.98%	16.78%	17.50%	(5.53)%	(5.50)%	(3.75)%	(10.11)%	(10.14)%	(6.19)%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/20/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

4	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 10/31/09
Industry	Percentage of Net Assets
Retail	51.98%

Media	21.08

Internet	6.67

Commercial Services	4.66

Food	3.96

Lodging	2.54

Pharmaceuticals	1.73

Airlines	1.55

Leisure Time	1.47

Entertainment	1.26

Advertising	1.25

Apparel	0.62

Software	0.43

Computers	0.42

Electronics	0.18

Manufacturing	0.09

Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
Wal-Mart Stores Inc.	8.82%

McDonald’s Corp.	5.19

CVS Caremark Corp.	4.10

Walt Disney Co. (The)	3.85

Home Depot Inc. (The)	3.46

Walgreen Co.	3.04

Amazon.com Inc.	2.97

Time Warner Inc.	2.91

Target Corp.	2.69

Comcast Corp. Class A	2.42

TOTAL	39.45%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

Performance as of October 31, 2009

The iShares Dow Jones U.S. Financial Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financials Index (the “Index”). The Index measures the performance of the financial sector of the U.S. equity market, and includes companies in the following industry groups: banks, non-life insurance, life insurance, real estate and general finance. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2009, the total return for the Fund was 26.85%, while the total return for the Index was 26.95%.

Average Annual Total Returns

Year Ended 10/31/09			Five Years Ended 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(4.99)%	(4.87)%	(4.89)%	(9.23)%	(9.20)%	(8.89)%	(1.69)%	(1.69)%	(1.22)%

Cumulative Total Returns

Year Ended 10/31/09			Five Years Ended 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(4.99)%	(4.87)%	(4.89)%	(38.37)%	(38.27)%	(37.21)%	(14.87)%	(14.85)%	(10.92)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/22/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/31/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/09
Industry	Percentage of Net Assets
Diversified Financial Services	33.30%

Banks	29.21

Insurance	19.48

Real Estate Investment Trusts	12.35

Commercial Services	3.29

Savings & Loans	1.26

Real Estate	0.63

Software	0.34

Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
JPMorgan Chase & Co.	9.73%

Bank of America Corp.	7.47

Wells Fargo & Co.	7.23

Goldman Sachs Group Inc. (The)	4.34

Citigroup Inc.	3.68

U.S. Bancorp	2.63

Morgan Stanley	2.36

American Express Co.	2.17

Visa Inc. Class A	2.06

Bank of New York Mellon Corp. (The)	1.89

TOTAL	43.56%

6	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

Performance as of October 31, 2009

The iShares Dow Jones U.S. Industrial Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Industrials Index (the “Index”). The Index measures the performance of the industrials sector of the U.S. equity market, and includes companies in the following industry groups: construction and materials, aerospace and defense, general industrials, electronic and electrical equipment, industrial engineering, industrial transportation and support services. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2009, the total return for the Fund was 18.06%, while the total return for the Index was 18.41%.

Average Annual Total Returns

Year Ended 10/31/09			Five Years Ended 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.76%	7.48%	8.06%	(0.15)%	(0.15)%	0.33%	(0.85)%	(0.85)%	(0.75)%

Cumulative Total Returns

Year Ended 10/31/09			Five Years Ended 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.76%	7.48%	8.06%	(0.75)%	(0.77)%	1.65%	(7.66)%	(7.72)%	(6.83)%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/20/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 10/31/09
Industry	Percentage of Net Assets
Manufacturing	27.70%

Aerospace & Defense	14.84

Transportation	13.73

Machinery	7.41

Electronics	4.98

Software	4.31

Commercial Services	4.06

Electrical Components & Equipment	3.31

Engineering & Construction	2.75

Environmental Control	2.75

Packaging & Containers	2.30

Computers	2.12

Metal Fabricate & Hardware	1.44

Auto Manufacturers	1.31

Building Materials	1.20

Forest Products & Paper	1.13

Distribution & Wholesale	1.07

Hand & Machine Tools	0.50

Telecommunications	0.45

Household Products & Wares	0.44

Chemicals	0.43

Mining	0.39

Textiles	0.31

Electric	0.27

Retail	0.26

Housewares	0.10

Internet	0.09

Trucking & Leasing	0.08

Iron & Steel	0.07

Semiconductors	0.06

Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
General Electric Co.	11.39%

United Technologies Corp.	4.08

3M Co.	3.57

United Parcel Service Inc. Class B	2.84

Caterpillar Inc.	2.59

Boeing Co. (The)	2.37

Emerson Electric Co.	2.16

Union Pacific Corp.	2.10

Honeywell International Inc.	1.87

Accenture PLC Class A	1.61

TOTAL	34.58%

8	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

Performance as of October 31, 2009

The iShares Dow Jones U.S. Financial Services Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financial Services Index (the “Index”). The Index measures the performance of the financial services sector of the U.S. equity market, and is a subset of the Dow Jones U.S. Financials Index. The Index includes components of the following subsectors in the Dow Jones U.S. Financials Index: banks, asset managers, consumer finance, specialty finance, investment services and mortgage finance. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2009, the total return for the Fund was 27.46%, while the total return for the Index was 27.51%.

Average Annual Total Returns

Year Ended 10/31/09			Five Years Ended 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(10.28)%	(10.03)%	(10.32)%	(11.08)%	(11.06)%	(10.79)%	(3.08)%	(3.07)%	(2.63)%

Cumulative Total Returns

Year Ended 10/31/09			Five Years Ended 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(10.28)%	(10.03)%	(10.32)%	(44.41)%	(44.34)%	(43.50)%	(25.44)%	(25.39)%	(22.15)%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/09
Industry	Percentage of Net Assets
Diversified Financial Services	47.33%

Banks	43.22

Commercial Services	6.70

Savings & Loans	1.87

Software	0.51

Insurance	0.32

Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
JPMorgan Chase & Co.	14.37%

Bank of America Corp.	11.03

Wells Fargo & Co.	10.68

Goldman Sachs Group Inc. (The)	6.42

Citigroup Inc.	5.44

U.S. Bancorp	3.88

Morgan Stanley	3.48

American Express Co.	3.21

Visa Inc. Class A	3.05

Bank of New York Mellon Corp. (The)	2.79

TOTAL	64.35%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

Performance as of October 31, 2009

The iShares Dow Jones U.S. Real Estate Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Real Estate Index (the “Index”). The Index measures the performance of the real estate sector of the U.S. equity market, and includes companies in the following industry groups: real estate holding and development and real estate investment trusts (REITs). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2009, the total return for the Fund was 25.11%, while the total return for the Index was 25.48%.

Average Annual Total Returns

Year Ended 10/31/09			Five Years Ended 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.80%	2.14%	2.08%	(2.02)%	(2.00)%	(1.82)%	7.03%	7.03%	7.43%

Cumulative Total Returns

Year Ended 10/31/09			Five Years Ended 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.80%	2.14%	2.08%	(9.72)%	(9.63)%	(8.78)%	89.22%	89.27%	96.00%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

10	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

PORTFOLIO ALLOCATION As of 10/31/09
Industry	Percentage of Net Assets
REITs - Health Care	13.08%

REITs - Apartments	12.60

REITs - Office Property	12.47

REITs - Diversified	11.25

REITs - Regional Malls	11.21

REITs - Shopping Centers	7.26

REITs - Mortgage	7.03

Real Estate Operating/Development	6.64

REITs - Hotels	5.05

REITs - Warehouse/Industrial	4.63

REITs - Storage	4.32

Real Estate Management/Services	1.94

REITs - Outlet Centers	1.82

REITs - Manufactured Homes	0.59

Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
Simon Property Group Inc.	8.69%

Vornado Realty Trust	4.90

Public Storage	4.32

Annaly Capital Management Inc.	4.20

HCP Inc.	3.94

Boston Properties Inc.	3.85

Equity Residential	3.62

Ventas Inc.	2.87

Host Hotels & Resorts Inc.	2.76

AvalonBay Communities Inc.	2.50

TOTAL	41.65%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® FTSE KLD SELECT SOCIAL INDEX FUND

Performance as of October 31, 2009

The iShares FTSE KLD Select Social Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE KLD Select Social Index (the “Index”). The Index is designed to measure the performance of a portfolio that maximizes exposure to large capitalization companies that KLD Research & Analytics, Inc. (“KLD”) determines have positive environmental, social and governance performance relative to their industry and sector peers and in relation to the broader market, while at the same time maintaining risk and return characteristics similar to the FTSE US 500 Index. The Index consists of approximately 250 companies selected by KLD from the universe of companies included in the FTSE All-World US Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2009, the total return for the Fund was 20.30%, while the total return for the Index was 20.64%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/09			Inception to 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.41%	9.91%	10.95%	(0.41)%	(0.42)%	0.09%	(1.92)%	(2.01)%	0.41%

On July 29, 2009, the name of the Fund changed from the iShares KLD Select SocialSM Index Fund to the iShares FTSE KLD Select Social Index Fund to reflect a change in the Fund’s Index Provider from KLD Research & Analytics, Inc. to FTSE International Limited and a change in the name of the Fund’s underlying index from KLD Select SocialSM Index to FTSE KLD Select Social Index.

Total returns for the period since inception are calculated from the inception date of the Fund (1/24/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/28/05), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/09
Sector	Percentage of Net Assets
Consumer Non-Cyclical	27.42%

Technology	16.38

Financial	14.56

Communications	11.51

Energy	9.52

Industrial	7.55

Consumer Cyclical	7.17

Basic Materials	2.93

Utilities	2.21

Diversified	0.63

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
Microsoft Corp.	2.90%

Johnson & Johnson	2.34

International Business Machines Corp.	2.05

Procter & Gamble Co. (The)	2.04

Cisco Systems Inc.	1.83

Hewlett-Packard Co.	1.71

Apple Inc.	1.69

JPMorgan Chase & Co.	1.61

Intel Corp.	1.54

Google Inc. Class A	1.52

TOTAL	19.23%

12	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® FTSE KLD 400 SOCIAL INDEX FUND

Performance as of October 31, 2009

The iShares FTSE KLD 400 Social Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE KLD 400 Social Index (the “Index”). The Index is designed to measure the performance of common stocks of the companies that KLD Research & Analytics, Inc. (“KLD”) determines have positive environmental, social and governance characteristics. The Index consists of 400 companies selected by KLD from the universe, supplied by FTSE annually, of the 3,000 largest New York Stock Exchange (NYSE) and The NASDAQ Stock Market LLC listed U.S. equities ranked by investable market capitalization. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2009, the total return for the Fund was 20.48%, while the total return for the Index was 20.82%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/09			Inception to 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.71%	12.16%	12.30%	(6.63)%	(6.65)%	(6.18)%	(18.40)%	(18.44)%	(17.22)%

On July 29, 2009, the name of the Fund changed from the iShares KLD 400 Social Index Fund to the iShares FTSE KLD 400 Social Index Fund to reflect a change in the Fund’s Index Provider from KLD Research & Analytics, Inc. to FTSEInternational Limited and a change in the name of the Fund’s underlying index from Domini 400 SocialSM Index to FTSE KLD 400 Social Index.

Total returns for the period since inception are calculated from the inception date of the Fund (11/14/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/17/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/09
Sector	Percentage of Net Assets
Consumer Non-Cyclical	24.75%

Technology	19.14

Communications	13.55

Financial	13.27

Consumer Cyclical	11.81

Industrial	7.96

Energy	5.77

Basic Materials	2.33

Utilities	1.25

Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
Microsoft Corp.	5.24%

Procter & Gamble Co. (The)	3.61

Johnson & Johnson	3.48

International Business Machines Corp.	3.39

Cisco Systems Inc.	2.84

Wells Fargo & Co.	2.72

Google Inc. Class A	2.68

Hewlett-Packard Co.	2.40

Intel Corp.	2.26

PepsiCo Inc.	2.01

TOTAL	30.63%

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

Performance as of October 31, 2009

The iShares Cohen & Steers Realty Majors Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Majors Index (the “Index”). The Index consists of selected real estate investment trusts (“REITs”). The objective of the Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2009, the total return for the Fund was 27.48%, while the total return for the Index was 27.68%.

Average Annual Total Returns

Year Ended 10/31/09			Five Years Ended 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(3.42)%	(3.57)%	(3.81)%	(1.68)%	(1.68)%	(1.38)%	6.78%	6.78%	7.15%

Cumulative Total Returns

Year Ended 10/31/09			Five Years Ended 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(3.42)%	(3.57)%	(3.81)%	(8.13)%	(8.10)%	(6.73)%	77.59%	77.67%	83.05%

Total returns for the period since inception are calculated from the inception date of the Fund (1/29/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/2/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/09
Industry	Percentage of Net Assets
REITs - Apartments	17.52%

REITs - Health Care	15.42

REITs - Office Property	14.89

REITs - Diversified	14.38

REITs - Regional Malls	10.24

REITs - Shopping Centers	9.40

REITs - Storage	7.08

REITs - Warehouse/Industrial	6.32

REITs - Hotels	4.67

Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
Simon Property Group Inc.	8.13%

Vornado Realty Trust	7.29

Public Storage	7.08

HCP Inc.	6.54

Boston Properties Inc.	6.46

Equity Residential	6.07

Ventas Inc.	4.82

Host Hotels & Resorts Inc.	4.67

AvalonBay Communities Inc.	4.22

Health Care REIT Inc.	4.06

TOTAL	59.34%

14	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (5/1/09)	Ending Account Value (10/31/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (5/1/09 to 10/31/09)
Dow Jones U.S. Basic Materials Sector
Actual	$1,000.00	$1,283.20	0.48%	$2.76
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
Dow Jones U.S. Consumer Goods Sector
Actual	1,000.00	1,205.10	0.48	2.67
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
Dow Jones U.S. Consumer Services Sector
Actual	1,000.00	1,151.30	0.48	2.60
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
Dow Jones U.S. Financial Sector
Actual	1,000.00	1,268.50	0.48	2.74
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45

SHAREHOLDER EXPENSES	15

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (5/1/09)	Ending Account Value (10/31/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (5/1/09 to 10/31/09)
Dow Jones U.S. Industrial Sector
Actual	$1,000.00	$1,180.60	0.48%	$2.64
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
Dow Jones U.S. Financial Services
Actual	1,000.00	1,274.60	0.48	2.75
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
Dow Jones U.S. Real Estate
Actual	1,000.00	1,251.10	0.48	2.72
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
FTSE KLD Select Social
Actual	1,000.00	1,203.00	0.50	2.78
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.50	2.55
FTSE KLD 400 Social
Actual	1,000.00	1,204.80	0.50	2.78
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.50	2.55
Cohen & Steers Realty Majors
Actual	1,000.00	1,274.80	0.35	2.01
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.35	1.79

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

16	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.83%

CHEMICALS – 52.53%
A. Schulman Inc.	46,712	$811,387
Air Products and Chemicals Inc.	393,626	30,360,373
Airgas Inc.	139,189	6,174,424
Albemarle Corp.	182,268	5,756,023
Ashland Inc.	132,827	4,587,845
Cabot Corp.	100,689	2,208,110
Celanese Corp. Series A	285,954	7,849,437
CF Industries Holdings Inc.	112,385	9,356,051
Cytec Industries Inc.	96,626	3,205,084
Dow Chemical Co. (The)	2,280,540	53,547,079
E.I. du Pont de Nemours and Co.	1,689,204	53,750,471
Eastman Chemical Co.	136,207	7,152,230
Ecolab Inc.	471,583	20,730,789
FMC Corp.	144,922	7,405,514
H.B. Fuller Co.	96,771	1,849,294
Huntsman Corp.	326,336	2,594,371
International Flavors & Fragrances Inc.	156,656	5,967,027
Intrepid Potash Inc.[a,b]	85,112	2,192,485
Lubrizol Corp.	134,115	8,926,694
Minerals Technologies Inc.	37,449	1,844,738
Mosaic Co. (The)	296,772	13,868,156
NewMarket Corp.	21,802	2,038,487
Olin Corp.	137,173	2,094,632
OM Group Inc.[a]	61,389	1,658,731
PPG Industries Inc.	329,868	18,614,451
Praxair Inc.	614,983	48,854,250
Rockwood Holdings Inc.[a]	101,449	2,016,806
RPM International Inc.	256,600	4,521,292
Sensient Technologies Corp.	96,948	2,451,815
Sigma-Aldrich Corp.	208,643	10,834,831
Solutia Inc.[a]	238,223	2,620,453
Terra Industries Inc.	198,809	6,316,162
Valspar Corp. (The)	185,338	4,702,025
W.R. Grace & Co.[a]	119,928	2,625,224

		359,486,741

COAL – 9.79%
Alpha Natural Resources Inc.[a]	312,274	10,607,948
Arch Coal Inc.	323,971	7,017,212
CONSOL Energy Inc.	360,212	15,420,676

Security	Shares	Value
Massey Energy Co.	170,451	$4,958,420
Patriot Coal Corp.[a,b]	153,772	1,737,624
Peabody Energy Corp.	531,697	21,049,884
Walter Energy Inc.	105,434	6,167,889

		66,959,653

ENVIRONMENTAL CONTROL – 0.25%
Calgon Carbon Corp.[a]	108,008	1,710,847

		1,710,847

FOREST PRODUCTS & PAPER – 3.22%
Domtar Corp.[a]	83,553	3,500,035
International Paper Co.	792,818	17,687,770
Wausau Paper Corp.	98,441	863,328

		22,051,133

HOUSEHOLD PRODUCTS & WARES – 1.17%
Avery Dennison Corp.	224,801	8,014,156

		8,014,156

IRON & STEEL – 9.23%
AK Steel Holding Corp.	217,876	3,457,692
Allegheny Technologies Inc.	182,877	5,643,584
Carpenter Technology Corp.	88,079	1,852,301
Cliffs Natural Resources Inc.	261,209	9,291,204
Nucor Corp.	568,191	22,642,411
Reliance Steel & Aluminum Co.	127,747	4,660,211
Steel Dynamics Inc.	429,044	5,744,899
United States Steel Corp.	285,797	9,857,139

		63,149,441

MANUFACTURING – 0.10%
Tredegar Corp.	48,501	661,069

		661,069

METAL FABRICATE & HARDWARE – 0.69%
Commercial Metals Co.	223,897	3,322,631
Worthington Industries Inc.	128,498	1,419,903

		4,742,534

MINING – 22.85%
Alcoa Inc.	1,939,915	24,093,744
Coeur d’Alene Mines Corp.[a]	150,330	3,018,626
Compass Minerals International Inc.	64,542	4,022,257
Freeport-McMoRan Copper & Gold Inc.[a]	821,095	60,235,529
Hecla Mining Co.[a,b]	471,473	1,937,754
Kaiser Aluminum Corp.	30,977	1,237,531

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

October 31, 2009

Security	Shares	Value

Newmont Mining Corp.	952,325	$41,388,045
Royal Gold Inc.	80,535	3,557,231
RTI International Metals Inc.[a]	57,585	1,192,585
Southern Copper Corp.	422,386	13,305,159
Titanium Metals Corp.[b]	170,961	1,470,265
USEC Inc.[a,b]	224,620	867,033

		156,325,759

TOTAL COMMON STOCKS
(Cost: $868,520,424)		683,101,333

SHORT-TERM INVESTMENTS – 1.13%

MONEY MARKET FUNDS – 1.13%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20% [c,d,e]	5,820,659	5,820,659
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18% [c,d,e]	857,478	857,478
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	1,064,599	1,064,599

		7,742,736

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,742,736)		7,742,736

TOTAL INVESTMENTS IN SECURITIES – 100.96%
(Cost: $876,263,160)		690,844,069

Other Assets, Less Liabilities – (0.96)%		(6,536,375)

NET ASSETS – 100.00%		$684,307,694

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.72%

AGRICULTURE – 19.38%
Altria Group Inc.	595,356	$10,781,897
Archer-Daniels-Midland Co.	169,766	5,113,352
Bunge Ltd.	38,742	2,210,619
Lorillard Inc.	47,684	3,706,000
Monsanto Co.	156,418	10,508,161
Philip Morris International Inc.	559,182	26,482,860
Reynolds American Inc.	48,869	2,369,169
Universal Corp.	7,189	298,991

		61,471,049
APPAREL – 4.21%
Carter’s Inc.[a]	16,382	386,615
Coach Inc.	91,730	3,024,338
Deckers Outdoor Corp.[a]	3,814	342,001
Hanesbrands Inc.[a]	27,124	586,421
Iconix Brand Group Inc.[a]	20,647	240,744
Jones Apparel Group Inc.	24,604	440,166
Nike Inc. Class B	78,076	4,854,766
Phillips-Van Heusen Corp.	14,854	596,388
Timberland Co. Class Aa	12,718	205,777
VF Corp.	25,209	1,790,847
Warnaco Group Inc. (The)[a]	13,093	530,659
Wolverine World Wide Inc.	14,147	361,880

		13,360,602
AUTO MANUFACTURERS – 2.01%
Ford Motor Co.[a]	909,681	6,367,767

		6,367,767
AUTO PARTS & EQUIPMENT – 2.20%
BorgWarner Inc.	33,439	1,013,870
Cooper Tire & Rubber Co.	17,197	262,426
Goodyear Tire & Rubber Co. (The)[a]	69,182	891,064
Johnson Controls Inc.	170,249	4,072,356
TRW Automotive Holdings Corp.[a]	19,822	310,214
WABCO Holdings Inc.	18,535	439,650

		6,989,580
BEVERAGES – 22.74%
Brown-Forman Corp. Class A	5,386	275,709
Brown-Forman Corp. Class B NVS	27,258	1,330,463
Coca-Cola Co. (The)	615,394	32,806,654
Coca-Cola Enterprises Inc.	92,095	1,756,252

Security	Shares	Value
Constellation Brands Inc. Class Aa	57,127	$903,749
Dr Pepper Snapple Group Inc.[a]	68,016	1,854,116
Green Mountain Coffee Roasters Inc.[a]	11,189	744,628
Hansen Natural Corp.[a]	20,727	749,281
Molson Coors Brewing Co. Class B NVS	45,410	2,223,728
Pepsi Bottling Group Inc.	41,531	1,554,921
PepsiAmericas Inc.	18,066	528,250
PepsiCo Inc.	452,536	27,401,055

		72,128,806

BIOTECHNOLOGY – 0.05%
Martek Biosciences Corp.[a]	9,501	170,638

		170,638

COSMETICS & PERSONAL CARE – 21.07%
Alberto-Culver Co.	25,290	678,278
Avon Products Inc.	123,407	3,955,194
Chattem Inc.[a]	5,504	348,788
Colgate-Palmolive Co.	144,398	11,354,015
Estee Lauder Companies Inc. (The) Class A	31,907	1,356,047
Procter & Gamble Co. (The)	847,210	49,138,180

		66,830,502

DISTRIBUTION & WHOLESALE – 0.96%
Central European Distribution Corp.[a]	14,325	445,651
Genuine Parts Co.	46,138	1,614,369
LKQ Corp.[a]	40,477	699,038
Pool Corp.	14,005	274,218

		3,033,276

ELECTRICAL COMPONENTS & EQUIPMENT – 0.39%
Energizer Holdings Inc.[a]	20,110	1,224,096

		1,224,096
ELECTRONICS – 0.53%
Garmin Ltd.[b]	34,181	1,034,317
Gentex Corp.	39,548	633,163

		1,667,480
ENVIRONMENTAL CONTROL – 0.05%
Darling International Inc.[a]	23,495	163,290

		163,290

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

October 31, 2009

Security	Shares	Value
FOOD – 13.41%
Campbell Soup Co.	63,341	$2,011,077
Chiquita Brands International Inc.[a]	12,969	209,968
ConAgra Foods Inc.	129,152	2,712,192
Corn Products International Inc.	21,261	599,135
Dean Foods Co.[a]	52,251	952,536
Del Monte Foods Co.	57,707	623,236
Flowers Foods Inc.	24,786	579,001
Fresh Del Monte Produce Inc.[a]	12,222	265,340
General Mills Inc.	89,564	5,904,059
H.J. Heinz Co.	90,710	3,650,170
Hain Celestial Group Inc.[a]	11,767	206,393
Hershey Co. (The)	44,927	1,697,791
Hormel Foods Corp.	21,106	769,525
J.M. Smucker Co. (The)	34,135	1,799,939
Kellogg Co.	68,820	3,546,983
Kraft Foods Inc. Class A	388,501	10,691,547
McCormick & Co. Inc. NVS	31,274	1,094,903
Ralcorp Holdings Inc.[a]	16,355	878,263
Sara Lee Corp.	190,248	2,147,900
Smithfield Foods Inc.[a]	44,553	594,337
Tootsie Roll Industries Inc.	6,824	169,303
TreeHouse Foods Inc.[a]	9,133	341,574
Tyson Foods Inc. Class A	88,628	1,109,623

		42,554,795

HAND & MACHINE TOOLS – 0.77%
Black & Decker Corp. (The)	17,375	820,448
Snap-On Inc.	16,645	608,042
Stanley Works (The)	22,697	1,026,585

		2,455,075

HOME BUILDERS – 1.64%
D.R. Horton Inc.	79,818	874,805
KB Home	22,103	313,421
Lennar Corp. Class A	41,689	525,281
M.D.C. Holdings Inc.	10,469	341,499
NVR Inc.[a]	1,675	1,109,302
Pulte Homes Inc.	96,150	866,312
Ryland Group Inc.	12,447	230,892
Thor Industries Inc.[b]	10,884	285,378
Toll Brothers Inc.[a]	38,089	659,701

		5,206,591

Security	Shares	Value
HOME FURNISHINGS – 0.98%
Ethan Allen Interiors Inc.	7,711	$96,079
Harman International Industries Inc.	20,078	755,134
Tempur-Pedic International Inc.[a]	20,363	394,431
TiVo Inc.[a]	31,374	341,349
Whirlpool Corp.	21,288	1,524,008

		3,111,001

HOUSEHOLD PRODUCTS & WARES – 4.22%
Church & Dwight Co. Inc.	20,177	1,147,668
Clorox Co. (The)	40,002	2,369,318
Fossil Inc.[a]	13,615	363,929
Jarden Corp.	25,474	697,733
Kimberly-Clark Corp.	120,011	7,339,873
Scotts Miracle-Gro Co. (The) Class A	12,819	520,708
Tupperware Brands Corp.	18,159	817,518
WD-40 Co.	4,589	144,508

		13,401,255

HOUSEWARES – 0.37%
Newell Rubbermaid Inc.	80,396	1,166,546

		1,166,546

LEISURE TIME – 0.77%
Brunswick Corp.	25,555	242,261
Callaway Golf Co.	18,939	129,543
Harley-Davidson Inc.	67,427	1,680,281
Polaris Industries Inc.	9,458	397,898

		2,449,983

MACHINERY – 0.08%
Briggs & Stratton Corp.	14,378	268,869

		268,869

MANUFACTURING – 0.45%
Eastman Kodak Co.[a]	73,199	274,496
Lancaster Colony Corp.	5,871	285,213
Leggett & Platt Inc.	45,235	874,393

		1,434,102

OFFICE FURNISHINGS – 0.17%
Herman Miller Inc.	16,183	250,027
HNI Corp.[b]	10,767	283,387

		533,414

20	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

October 31, 2009

Security	Shares	Value
PHARMACEUTICALS – 0.50%
Herbalife Ltd.	17,656	$594,124
Mead Johnson Nutrition Co. Class A	9,191	386,390
NBTY Inc.[a]	16,199	589,806

		1,570,320

RETAIL – 0.20%
Nu Skin Enterprises Inc. Class A	14,617	332,683
Under Armour Inc. Class Aa,b	10,856	291,484

		624,167

SOFTWARE – 1.19%
Activision Blizzard Inc.[a]	166,912	1,807,658
Electronic Arts Inc.[a]	93,128	1,698,655
Take-Two Interactive Software Inc.[a]	23,321	255,831

		3,762,144

TEXTILES – 0.21%
Mohawk Industries Inc.[a]	15,859	679,241

		679,241

TOYS, GAMES & HOBBIES – 1.17%
Hasbro Inc.	36,186	986,792
Marvel Entertainment Inc.[a]	15,028	750,949
Mattel Inc.	104,533	1,978,810

		3,716,551

TOTAL COMMON STOCKS (Cost: $372,681,057)		316,341,140

SHORT-TERM INVESTMENTS – 0.54%

MONEY MARKET FUNDS – 0.54%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[c,d,e]	1,099,229	1,099,229
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	161,934	161,934

Security	Shares	Value
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	465,329	$465,329

		1,726,492

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,726,492)		1,726,492

TOTAL INVESTMENTS IN SECURITIES – 100.26% (Cost: $374,407,549)		318,067,632

Other Assets, Less Liabilities – (0.26)%		(829,705)

NET ASSETS – 100.00%		$317,237,927

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.89%

ADVERTISING – 1.25%
Harte-Hanks Inc.	4,876	$57,244
Interpublic Group of Companies Inc. (The)[a]	62,464	376,033
Lamar Advertising Co. Class Aa	7,313	177,706
Omnicom Group Inc.	39,810	1,364,687

		1,975,670

AIRLINES – 1.55%
Alaska Air Group Inc.[a]	4,622	118,878
AMR Corp.[a]	42,106	226,951
Continental Airlines Inc. Class Ba	17,570	202,055
Delta Air Lines Inc.[a]	99,154	707,960
JetBlue Airways Corp.[a]	32,852	162,946
SkyWest Inc.	7,434	103,853
Southwest Airlines Co.	95,212	799,781
UAL Corp.[a]	20,888	135,981

		2,458,405

APPAREL – 0.62%
Guess? Inc.	7,595	277,597
Gymboree Corp.[a]	3,697	157,381
Polo Ralph Lauren Corp.	7,284	542,075

		977,053

COMMERCIAL SERVICES – 4.66%
Aaron’s Inc.	6,035	151,177
Apollo Group Inc. Class Aa	16,311	931,358
Arbitron Inc.	3,481	75,468
Avis Budget Group Inc.[a]	13,104	110,074
Career Education Corp.[a]	7,731	161,114
Chemed Corp.	2,871	130,114
Corinthian Colleges Inc.[a]	10,061	159,567
DeVry Inc.	7,908	437,233
H&R Block Inc.	43,476	797,350
Hertz Global Holdings Inc.[a]	23,653	220,209
Hillenbrand Inc.	7,888	157,602
Interactive Data Corp.	4,558	119,875
ITT Educational Services Inc.[a]	4,842	437,475
Live Nation Inc.[a]	10,642	70,876
McKesson Corp.	34,436	2,022,426
Morningstar Inc.[a]	2,773	141,478
Pre-Paid Legal Services Inc.[a]	979	38,710

Security	Shares	Value
Rent-A-Center Inc.[a]	8,417	$154,536
Rollins Inc.	6,726	121,606
Service Corp. International	31,938	219,414
Sotheby’s	8,508	134,937
Stewart Enterprises Inc. Class A	10,861	49,743
Strayer Education Inc.	1,803	365,955
Ticketmaster Entertainment Inc.[a]	5,169	49,881
Weight Watchers International Inc.	4,507	119,481

		7,377,659

COMPUTERS – 0.42%
FactSet Research Systems Inc.	5,548	355,349
IHS Inc. Class Aa	5,903	305,539

		660,888

ELECTRONICS – 0.18%
Dolby Laboratories Inc. Class Aa	6,734	282,424

		282,424

ENTERTAINMENT – 1.26%
Bally Technologies Inc.[a]	7,010	276,124
DreamWorks Animation SKG Inc. Class Aa	8,936	285,952
International Game Technology	38,102	679,740
International Speedway Corp. Class A	3,581	91,351
Penn National Gaming Inc.[a]	8,534	214,459
Pinnacle Entertainment Inc.[a]	7,877	66,561
Regal Entertainment Group Class A	9,876	124,536
Scientific Games Corp. Class Aa	8,792	123,703
Vail Resorts Inc.[a]	3,679	126,705

		1,989,131

FOOD – 3.96%
Kroger Co. (The)	78,094	1,806,314
Ruddick Corp.	5,375	143,620
Safeway Inc.	53,498	1,194,610
SUPERVALU Inc.	27,245	432,378
Sysco Corp.	75,498	1,996,922
United Natural Foods Inc.[a]	4,999	120,526
Whole Foods Market Inc.[a]	17,792	570,412

		6,264,782

INTERNET – 6.67%
Amazon.com Inc.[a]	39,568	4,701,074
eBay Inc.[a]	140,733	3,134,124
Expedia Inc.[a]	27,231	617,327

22	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2009

Security	Shares	Value
Liberty Media Corp. - Liberty Interactive Group Series Aa	72,532	$822,513
Netflix Inc.[a,b]	5,880	314,286
Priceline.com Inc.[a,b]	5,344	843,230
ValueClick Inc.[a]	10,964	107,886

		10,540,440

LEISURE TIME – 1.47%
Carnival Corp.	54,064	1,574,344
Interval Leisure Group Inc.[a]	5,194	57,965
Life Time Fitness Inc.[a]	5,300	114,215
Royal Caribbean Cruises Ltd.[a]	17,225	348,462
WMS Industries Inc.[a]	5,589	223,448

		2,318,434

LODGING – 2.54%
Boyd Gaming Corp.[a]	7,249	53,353
Choice Hotels International Inc.	3,796	113,197
Gaylord Entertainment Co.[a]	4,499	67,620
Las Vegas Sands Corp.[a]	55,538	838,068
Marriott International Inc. Class A	39,820	997,889
MGM MIRAGE[a]	32,058	297,178
Orient-Express Hotels Ltd. Class Aa	9,771	84,031
Starwood Hotels & Resorts Worldwide Inc.[b]	22,122	642,865
Wyndham Worldwide Corp.	22,885	390,189
Wynn Resorts Ltd.[a]	9,771	529,784

		4,014,174

MANUFACTURING – 0.09%
Matthews International Corp. Class A	3,895	143,063

		143,063

MEDIA – 21.08%
Cablevision Systems Corp. Class A	31,743	728,819
CBS Corp. Class B NVS	74,981	882,526
Comcast Corp. Class A	264,026	3,828,377
Comcast Corp. Class A Special	102,402	1,435,676
CTC Media Inc.[a]	6,675	107,334
DIRECTV Group Inc. (The)[a,b]	58,969	1,550,885
Discovery Communications Inc. Series Aa	17,178	472,395
Discovery Communications Inc. Series Ca	17,974	431,736
DISH Network Corp. Class Aa	26,828	466,807

Security	Shares	Value
Gannett Co. Inc.	29,486	$289,553
John Wiley & Sons Inc. Class A	6,230	219,421
Liberty Global Inc. Series Aa	15,937	327,187
Liberty Global Inc. Series Ca	16,135	332,058
Liberty Media Corp. - Liberty Capital Group Series Aa	10,820	223,866
Liberty Media Corp. - Liberty Entertainment Group Series Aa	63,113	1,945,143
McGraw-Hill Companies Inc. (The)	40,298	1,159,776
Meredith Corp.[b]	4,553	123,204
New York Times Co. (The) Class A	12,429	99,059
News Corp. Class A	232,692	2,680,612
News Corp. Class Bb	55,881	759,982
Scholastic Corp.	3,550	88,289
Scripps Networks Interactive Inc. Class A	11,441	432,012
Time Warner Cable Inc.	45,160	1,781,110
Time Warner Inc.	152,959	4,607,125
Viacom Inc. Class B NVS[a]	70,339	1,940,653
Walt Disney Co. (The)	222,458	6,088,675
Washington Post Co. (The) Class B	754	325,728

		33,328,008

PHARMACEUTICALS – 1.73%
AmerisourceBergen Corp.	38,201	846,152
Cardinal Health Inc.	45,814	1,298,369
Omnicare Inc.	15,087	326,935
VCA Antech Inc.[a]	10,904	259,733

		2,731,189

RETAIL – 51.98%
Abercrombie & Fitch Co. Class A	11,221	368,273
Advance Auto Parts Inc.	12,071	449,765
Aeropostale Inc.[a]	8,535	320,319
American Eagle Outfitters Inc.	22,486	393,280
AnnTaylor Stores Corp.[a]	7,534	97,716
AutoNation Inc.[a,b]	9,564	164,883
AutoZone Inc.[a]	4,120	557,477
Barnes & Noble Inc.[b]	4,979	82,701
Bed Bath & Beyond Inc.[a]	33,564	1,181,788
Best Buy Co. Inc.	43,461	1,659,341
Big Lots Inc.[a]	10,536	263,927
BJ’s Wholesale Club Inc.[a]	6,973	244,264
Bob Evans Farms Inc.	3,994	104,922

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2009

Security	Shares	Value
Brinker International Inc.	13,071	$165,217
Buckle Inc. (The)	3,415	102,484
Burger King Holdings Inc.	11,904	204,273
CarMax Inc.[a]	25,270	497,061
Casey’s General Stores Inc.	6,421	202,454
Cato Corp. (The) Class A	3,563	70,227
CEC Entertainment Inc.[a]	2,899	84,680
Cheesecake Factory Inc. (The)[a]	7,286	132,460
Chico’s FAS Inc.[a]	22,359	267,190
Children’s Place Retail Stores Inc. (The)[a]	3,082	96,929
Chipotle Mexican Grill Inc. Class Aa,b	1,915	156,053
Chipotle Mexican Grill Inc. Class Ba	2,137	170,768
Collective Brands Inc.[a]	8,257	153,167
Copart Inc.[a]	8,885	285,830
Costco Wholesale Corp.	55,353	3,146,818
Cracker Barrel Old Country Store Inc.	2,941	97,494
CVS Caremark Corp.	183,613	6,481,539
Darden Restaurants Inc.	17,876	541,822
Dick’s Sporting Goods Inc.[a]	11,118	252,267
Dillard’s Inc. Class A	7,009	95,463
Dollar Tree Inc.[a]	11,587	522,921
Dress Barn Inc.[a]	5,780	104,329
Family Dollar Stores Inc.	16,915	478,695
Foot Locker Inc.	19,857	208,101
Fred’s Inc. Class A	4,830	57,187
GameStop Corp. Class Aa	20,851	506,471
Gap Inc. (The)	65,137	1,390,024
Genesco Inc.[a]	2,833	73,856
Group 1 Automotive Inc.	3,026	76,921
Home Depot Inc. (The)	217,801	5,464,627
HSN Inc.[a]	4,932	73,684
J. Crew Group Inc.[a]	6,671	272,043
J.C. Penney Co. Inc.	26,628	882,186
Jack in the Box Inc.[a]	7,368	138,224
Kohl’s Corp.[a]	36,787	2,104,952
Limited Brands Inc.	35,194	619,414
Lowe’s Companies Inc.	187,563	3,670,608
Macy’s Inc.	53,853	946,197
McDonald’s Corp.	139,947	8,202,294
Men’s Wearhouse Inc. (The)	6,048	140,132
99 Cents Only Stores[a]	4,715	53,610

Security	Shares	Value
Nordstrom Inc.	21,668	$688,609
Office Depot Inc.[a]	34,949	211,441
OfficeMax Inc.[a]	9,586	109,568
O’Reilly Automotive Inc.[a]	17,572	655,084
P.F. Chang’s China Bistro Inc.[a,b]	2,882	84,126
Panera Bread Co. Class Aa	3,815	228,824
Papa John’s International Inc.[a]	2,733	61,493
PetSmart Inc.	16,333	384,316
RadioShack Corp.	16,026	270,679
Regis Corp.	7,217	117,204
Rite Aid Corp.[a]	77,663	100,185
Ross Stores Inc.	16,270	716,043
Saks Inc.[a]	17,770	99,690
Sally Beauty Holdings Inc.[a]	10,531	71,084
Sears Holdings Corp.[a,b]	7,406	502,571
Signet Jewelers Ltd.[a]	10,941	275,823
Sonic Corp.[a]	7,976	74,576
Staples Inc.	91,659	1,989,000
Starbucks Corp.[a]	93,568	1,775,921
Target Corp.	87,680	4,246,342
Tiffany & Co.	15,865	623,336
TJX Companies Inc. (The)	52,935	1,977,122
Tractor Supply Co.[a]	4,624	206,693
Urban Outfitters Inc.[a]	16,828	528,063
Walgreen Co.	127,130	4,809,328
Wal-Mart Stores Inc.	280,562	13,938,320
Wendy’s/Arby’s Group Inc. Class A	47,401	187,234
Williams-Sonoma Inc.	12,115	227,520
Yum! Brands Inc.	59,380	1,956,571

		82,196,094

SOFTWARE – 0.43%
Acxiom Corp.[a]	10,127	116,258
Avid Technology Inc.[a]	3,563	45,001
Dun & Bradstreet Corp. (The)	6,784	519,383

		680,642

TOTAL COMMON STOCKS (Cost: $227,195,876)		157,938,056

24	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2009

Security	Shares	Value

SHORT-TERM INVESTMENTS – 3.38%

MONEY MARKET FUNDS – 3.38%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[c,d,e]	4,501,505	$4,501,505
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	663,145	663,145
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	187,241	187,241

		5,351,891

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,351,891)		5,351,891

TOTAL INVESTMENTS IN SECURITIES – 103.27% (Cost: $232,547,767)		163,289,947

Other Assets, Less Liabilities – (3.27)%		(5,171,815)

NET ASSETS – 100.00%		$158,118,132

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.86%

BANKS – 29.21%
Associated Banc-Corp	39,193	$502,062
BancorpSouth Inc.	25,648	579,132
Bank of America Corp.	2,833,411	41,311,132
Bank of Hawaii Corp.	15,692	696,725
Bank of New York Mellon Corp. (The)	391,409	10,434,964
BB&T Corp.	223,355	5,340,418
BOK Financial Corp.	7,406	318,236
Cathay General Bancorp[a]	16,248	143,470
City National Corp.	13,834	521,127
Comerica Inc.	49,372	1,370,073
Commerce Bancshares Inc.	21,184	812,618
Cullen/Frost Bankers Inc.	18,259	854,339
Discover Financial Services	178,184	2,519,522
East West Bancorp Inc.	28,441	256,822
F.N.B. Corp.	37,205	263,411
Fifth Third Bancorp	260,589	2,329,666
First Financial Bankshares Inc.	6,698	324,518
First Horizon National Corp.[b]	70,847	838,120
First Midwest Bancorp Inc.	15,385	160,004
FirstMerit Corp.	28,250	535,337
Fulton Financial Corp.	57,713	476,709
Glacier Bancorp Inc.	20,234	264,863
Hancock Holding Co.	10,023	363,534
Huntington Bancshares Inc.	217,541	828,831
IBERIABANK Corp.	6,540	283,247
International Bancshares Corp.	17,595	261,286
KeyCorp	287,581	1,550,062
M&T Bank Corp.[a]	23,312	1,465,159
Marshall & Ilsley Corp.	119,007	633,117
MB Financial Inc.	15,707	280,841
National Penn Bancshares Inc.	40,262	226,272
Northern Trust Corp.	79,107	3,975,127
Old National Bancorp	27,651	286,741
PacWest Bancorp	8,405	142,717
Park National Corp.[a]	3,718	215,941
PNC Financial Services Group Inc. (The)	150,993	7,389,597
Popular Inc.	86,012	185,786
PrivateBancorp Inc.	15,642	142,811
Prosperity Bancshares Inc.	15,156	542,433

Security	Shares	Value
Regions Financial Corp.	389,310	$1,884,260
State Street Corp.	161,853	6,794,589
Sterling Bancshares Inc.	26,421	147,165
SunTrust Banks Inc.	163,459	3,123,701
Susquehanna Bancshares Inc.	28,537	157,239
SVB Financial Group[b]	10,831	446,779
Synovus Financial Corp.	139,654	310,032
TCF Financial Corp.	39,702	469,675
TrustCo Bank Corp. NY	24,897	148,137
Trustmark Corp.	16,606	314,684
U.S. Bancorp	626,119	14,538,483
UMB Financial Corp.	10,966	436,118
Umpqua Holdings Corp.	27,312	270,662
United Bancshares Inc.[a]	14,178	253,077
Valley National Bancorp	46,613	619,021
Webster Financial Corp.	22,411	253,468
Wells Fargo & Co.	1,452,547	39,974,093
Westamerica Bancorporation[a]	9,546	456,299
Whitney Holding Corp.	30,063	241,406
Wilmington Trust Corp.	22,796	274,692
Wintrust Financial Corp.	7,809	220,292
Zions Bancorporation[a]	41,600	589,056

		161,549,698

COMMERCIAL SERVICES – 3.29%
Equifax Inc.	41,217	1,128,521
Moody’s Corp.	61,598	1,458,641
Visa Inc. Class A	150,644	11,412,789
Western Union Co.	229,804	4,175,539

		18,175,490

DIVERSIFIED FINANCIAL SERVICES – 33.30%
Affiliated Managers Group Inc.[b]	13,708	870,321
American Express Co.	344,585	12,005,341
AmeriCredit Corp.[b]	19,580	345,587
Ameriprise Financial Inc.	83,589	2,898,031
BlackRock Inc.	7,220	1,563,058
Capital One Financial Corp.	146,694	5,369,000
Charles Schwab Corp. (The)	308,545	5,350,170
Citigroup Inc.	4,975,821	20,351,108
CME Group Inc.	21,915	6,631,698
E*TRADE Financial Corp.[b]	367,410	536,419
Eaton Vance Corp.	37,992	1,078,593
Federated Investors Inc. Class B	33,454	878,167

26	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2009

Security	Shares	Value
Franklin Resources Inc.	51,036	$5,339,897
GLG Partners Inc.[a,b]	54,979	144,045
Goldman Sachs Group Inc. (The)	141,162	24,021,538
Greenhill & Co. Inc.[a]	4,210	363,028
IntercontinentalExchange Inc.[b]	23,665	2,370,996
Invesco Ltd.	136,326	2,883,295
Investment Technology Group Inc.[b]	14,304	308,537
Janus Capital Group Inc.	59,028	774,447
Jefferies Group Inc.[b]	36,357	948,918
JPMorgan Chase & Co.	1,287,925	53,796,627
KBW Inc.[b]	11,457	320,796
Knight Capital Group Inc. Class Ab	30,579	515,256
Legg Mason Inc.	52,400	1,525,364
MasterCard Inc. Class A	31,517	6,902,853
MF Global Ltd.[b]	31,246	222,472
Morgan Stanley	405,892	13,037,251
NASDAQ OMX Group Inc. (The)[b]	52,042	939,879
NYSE Euronext Inc.	84,863	2,193,709
optionsXpress Holdings Inc.	14,804	231,387
Piper Jaffray Companies[b]	6,478	300,514
Raymond James Financial Inc.[a]	32,533	768,104
SLM Corp.[b]	152,467	1,478,930
Stifel Financial Corp.[b]	9,370	486,865
T. Rowe Price Group Inc.	83,715	4,079,432
TD AMERITRADE Holding Corp.[b]	77,137	1,488,744
Waddell & Reed Financial Inc. Class A	28,297	794,014

		184,114,391

INSURANCE – 19.48%
ACE Ltd.[b]	109,096	5,603,171
Aflac Inc.	152,746	6,337,432
Alleghany Corp.[b]	2,125	531,250
Allied World Assurance Holdings Ltd.	11,848	530,316
Allstate Corp. (The)	175,632	5,193,438
Ambac Financial Group Inc.[a]	94,603	108,793
American Financial Group Inc.	25,425	625,455
American International Group Inc.[a,b]	38,626	1,298,606
American National Insurance Co.	5,236	437,154
Aon Corp.	79,982	3,080,107
Arch Capital Group Ltd.[a,b]	18,289	1,232,130
Argo Group International Holdings Ltd.[a,b]	10,089	342,622
Arthur J. Gallagher & Co.	32,840	732,660

Security	Shares	Value
Aspen Insurance Holdings Ltd.	24,745	$638,421
Assurant Inc.	38,493	1,152,095
Assured Guaranty Ltd.	41,209	683,245
Axis Capital Holdings Ltd.	46,717	1,349,654
Brown & Brown Inc.	37,856	695,415
Chubb Corp.	115,382	5,598,335
Cincinnati Financial Corp.	49,603	1,257,932
Delphi Financial Group Inc. Class A	15,688	340,430
Endurance Specialty Holdings Ltd.[a]	16,787	604,164
Erie Indemnity Co. Class A	10,424	367,446
Everest Re Group Ltd.	18,765	1,641,750
Fidelity National Financial Inc. Class A	75,267	1,021,373
First American Corp.	26,635	809,438
Genworth Financial Inc. Class Ab	157,655	1,674,296
Hanover Insurance Group Inc. (The)	16,971	713,970
Hartford Financial Services Group Inc. (The)	126,295	3,096,753
HCC Insurance Holdings Inc.	36,552	964,607
Horace Mann Educators Corp.	12,849	159,713
Lincoln National Corp.	83,813	1,997,264
Loews Corp.	116,095	3,842,744
Markel Corp.[b]	3,211	1,036,190
Marsh & McLennan Companies Inc.	171,230	4,017,056
Max Capital Group Ltd.[a]	15,511	320,302
MBIA Inc.[b]	53,183	215,923
Mercury General Corp.	8,657	315,634
MetLife Inc.	189,576	6,451,271
MGIC Investment Corp.[b]	40,598	174,977
Montpelier Re Holdings Ltd.	26,394	426,527
Old Republic International Corp.	73,350	783,378
PartnerRe Ltd.	18,490	1,414,115
Platinum Underwriters Holdings Ltd.	16,373	585,662
Principal Financial Group Inc.	98,381	2,463,460
ProAssurance Corp.[b]	10,884	547,248
Progressive Corp. (The)[b]	207,838	3,325,408
Protective Life Corp.	28,151	541,907
Prudential Financial Inc.	150,855	6,823,172
Reinsurance Group of America Inc.	23,724	1,093,676
RenaissanceRe Holdings Ltd.	20,318	1,066,695
RLI Corp.	6,380	319,000
Selective Insurance Group Inc.	17,362	265,986
StanCorp Financial Group Inc.	16,119	591,728

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2009

Security	Shares	Value
Torchmark Corp.	26,999	$1,096,159
Tower Group Inc.	11,970	294,223
Transatlantic Holdings Inc.	18,614	940,007
Travelers Companies Inc. (The)	185,792	9,250,584
Unitrin Inc.	15,015	294,294
Unum Group	108,488	2,164,336
Validus Holdings Ltd.	25,808	652,942
W.R. Berkley Corp.	45,973	1,136,453
White Mountains Insurance Group Ltd.	2,495	771,978
Willis Group Holdings Ltd.[a]	54,379	1,468,233
XL Capital Ltd. Class A	112,007	1,838,035
Zenith National Insurance Corp.	12,208	348,294

		107,697,032

REAL ESTATE – 0.63%
Brookfield Properties Corp.	84,306	856,549
CB Richard Ellis Group Inc. Class Ab	73,737	763,178
Forest City Enterprises Inc. Class A	39,191	341,746
Forestar Group Inc.[b]	11,381	167,984
Jones Lang LaSalle Inc.	13,482	631,632
St. Joe Co. (The)[a,b]	30,171	722,294

		3,483,383

REAL ESTATE INVESTMENT TRUSTS – 12.35%
Alexandria Real Estate Equities Inc.[a]	14,204	769,431
AMB Property Corp.	47,715	1,048,776
American Campus Communities Inc.	17,340	468,527
Annaly Capital Management Inc.	178,370	3,016,237
Apartment Investment and Management Co. Class A	38,445	474,796
AvalonBay Communities Inc.[a]	26,009	1,788,899
BioMed Realty Trust Inc.	31,692	430,060
Boston Properties Inc.	45,407	2,759,383
Brandywine Realty Trust	42,284	404,235
BRE Properties Inc. Class A	17,381	473,285
Camden Property Trust	21,095	764,694
CapitalSource Inc.	85,742	305,242
CBL & Associates Properties Inc.	45,357	370,113
Chimera Investment Corp.	206,767	721,617
Colonial Properties Trust	15,897	167,395
Corporate Office Properties Trust	19,086	633,464
DCT Industrial Trust Inc.	67,217	304,493
Developers Diversified Realty Corp.	41,875	359,706

Security	Shares	Value
DiamondRock Hospitality Co.[b]	35,487	$270,056
Digital Realty Trust Inc.	22,826	1,030,137
Douglas Emmett Inc.	37,036	437,025
Duke Realty Corp.	73,630	827,601
EastGroup Properties Inc.	8,555	314,910
Entertainment Properties Trust	11,495	391,060
Equity Lifestyle Properties Inc.	9,061	420,883
Equity Residential	89,730	2,591,402
Essex Property Trust Inc.	9,027	678,650
Federal Realty Investment Trust	19,890	1,174,107
Franklin Street Properties Corp.	23,348	251,691
Hatteras Financial Corp.	11,899	334,362
HCP Inc.	95,287	2,819,542
Health Care REIT Inc.	39,191	1,738,905
Healthcare Realty Trust Inc.	19,353	403,123
Highwoods Properties Inc.	23,312	641,546
Home Properties Inc.	10,805	423,340
Hospitality Properties Trust	40,177	775,818
Host Hotels & Resorts Inc.	195,453	1,976,030
HRPT Properties Trust	74,163	521,366
Kilroy Realty Corp.	14,046	387,951
Kimco Realty Corp.	123,168	1,556,844
LaSalle Hotel Properties	20,854	357,855
Lexington Realty Trust	31,862	133,502
Liberty Property Trust	36,457	1,070,742
Macerich Co. (The)	29,913	891,407
Mack-Cali Realty Corp.	25,772	797,643
MFA Financial Inc.	89,716	665,693
Mid-America Apartment Communities Inc.	9,271	406,255
National Retail Properties Inc.	26,300	509,694
Nationwide Health Properties Inc.	34,818	1,122,880
Omega Healthcare Investors Inc.	27,398	415,354
Plum Creek Timber Co. Inc.[a]	53,259	1,666,474
Post Properties Inc.	14,517	239,385
Potlatch Corp.	12,980	362,272
ProLogis	144,862	1,641,286
Public Storage	42,122	3,100,179
Rayonier Inc.	25,571	986,529
Realty Income Corp.[a]	34,306	795,213
Redwood Trust Inc.	22,889	319,073
Regency Centers Corp.	26,053	874,078

28	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2009

Security	Shares	Value
Senior Housing Properties Trust	41,770	$805,326
Simon Property Group Inc.	91,646	6,221,847
SL Green Realty Corp.	25,053	971,054
Sunstone Hotel Investors Inc.[b]	24,735	186,749
Tanger Factory Outlet Centers Inc.	13,097	498,603
Taubman Centers Inc.	17,308	528,067
UDR Inc.	49,054	705,397
Ventas Inc.	51,240	2,056,261
Vornado Realty Trust	58,801	3,502,188
Washington Real Estate Investment Trust	19,168	511,786
Weingarten Realty Investors	39,351	727,994

		68,297,488

SAVINGS & LOANS – 1.26%
Astoria Financial Corp.	29,024	289,660
Capitol Federal Financial	6,805	206,396
First Niagara Financial Group Inc.	59,979	770,130
Hudson City Bancorp Inc.	157,828	2,073,860
New York Community Bancorp Inc.	112,385	1,212,634
NewAlliance Bancshares Inc.	32,834	363,801
People’s United Financial Inc.	55,721	893,208
Provident Financial Services Inc.	18,625	200,219
TFS Financial Corp.	30,901	360,306
Washington Federal Inc.	35,823	614,364

		6,984,578

SOFTWARE – 0.34%
MSCI Inc. Class Ab	32,559	989,794
SEI Investments Co.	50,765	886,865

		1,876,659

TOTAL COMMON STOCKS
(Cost: $816,010,167)		552,178,719

SHORT-TERM INVESTMENTS – 2.02%

MONEY MARKET FUNDS – 2.02%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[c,d,e]	8,965,460	8,965,460

Security	Shares	Value

Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	1,320,758	$1,320,758
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	887,676	887,676

		11,173,894

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,173,894)		11,173,894

TOTAL INVESTMENTS IN
SECURITIES – 101.88%
(Cost: $827,184,061)		563,352,613

Other Assets, Less Liabilities – (1.88)%		(10,391,216)

NET ASSETS – 100.00%		$552,961,397

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.86%

AEROSPACE & DEFENSE – 14.84%
AAR Corp.[a]	7,467	$146,428
Alliant Techsystems Inc.[a]	6,330	492,347
BE Aerospace Inc.[a]	19,529	346,249
Boeing Co. (The)	126,282	6,036,280
Curtiss-Wright Corp.	8,774	261,641
Esterline Technologies Corp.[a]	5,675	238,974
General Dynamics Corp.	62,113	3,894,485
Goodrich Corp.	23,784	1,292,660
Kaman Corp.	4,870	100,614
L-3 Communications Holdings Inc.	22,503	1,626,742
Lockheed Martin Corp.	59,051	4,062,118
Moog Inc. Class Aa	7,400	184,778
Northrop Grumman Corp.	57,131	2,863,977
Orbital Sciences Corp.[a]	10,846	139,696
Raytheon Co.	75,174	3,403,879
Rockwell Collins Inc.	30,528	1,538,001
Spirit AeroSystems Holdings Inc. Class Aa	20,064	319,419
Teledyne Technologies Inc.[a]	6,925	236,558
TransDigm Group Inc.	7,091	277,825
United Technologies Corp.	169,213	10,398,139

		37,860,810

AUTO MANUFACTURERS – 1.31%
Navistar International Corp.[a]	10,232	339,088
Oshkosh Corp.	16,827	526,012
PACCAR Inc.	66,418	2,484,697

		3,349,797

BUILDING MATERIALS – 1.20%
Eagle Materials Inc.	8,390	208,491
Lennox International Inc.	10,029	337,676
Martin Marietta Materials Inc.[b]	8,564	713,552
Masco Corp.	69,489	816,496
Owens Corning[a]	16,911	373,902
Quanex Building Products Corp.	7,278	108,224
Simpson Manufacturing Co. Inc.	7,265	169,928
Texas Industries Inc.	4,526	150,671
USG Corp.[a]	13,041	171,359

		3,050,299

Security	Shares	Value
CHEMICALS – 0.43%
Sherwin-Williams Co. (The)	19,030	$1,085,471

		1,085,471

COMMERCIAL SERVICES – 4.06%
ABM Industries Inc.	8,313	156,118
Administaff Inc.	4,302	106,776
Alliance Data Systems Corp.[a]	11,169	614,072
Brink’s Home Security Holdings Inc.[a]	8,877	275,009
Convergys Corp.[a]	22,592	245,123
Corporate Executive Board Co. (The)	6,629	159,162
Corrections Corp. of America[a]	22,278	533,335
Deluxe Corp.	9,854	140,222
Euronet Worldwide Inc.[a]	9,210	217,816
FTI Consulting Inc.[a]	9,946	405,896
Hewitt Associates Inc. Class Aa	16,625	590,520
Iron Mountain Inc.[a]	35,594	869,561
Lender Processing Services Inc.	18,242	726,032
Manpower Inc.	15,064	714,184
Monster Worldwide Inc.[a]	24,403	354,332
MPS Group Inc.[a]	17,845	241,264
Navigant Consulting Inc.[a]	9,660	137,558
PHH Corp.[a]	10,322	166,804
Quanta Services Inc.[a]	37,881	803,077
R.R. Donnelley & Sons Co.	39,460	792,357
Resources Connection Inc.[a]	8,676	149,835
Robert Half International Inc.	29,213	677,742
TeleTech Holdings Inc.[a]	6,038	108,020
TrueBlue Inc.[a]	8,381	101,410
United Rentals Inc.[a]	11,611	110,188
VistaPrint NVa	7,607	388,337
Watson Wyatt Worldwide Inc. Class A	8,215	358,010
Wright Express Corp.[a]	7,361	205,446

		10,348,206
COMPUTERS – 2.12%
Accenture PLC Class Ab	110,784	4,107,871
Affiliated Computer Services Inc. Class Aa	17,528	913,034
Jack Henry & Associates Inc.	16,169	373,019

		5,393,924
DISTRIBUTION & WHOLESALE – 1.07%
Fastenal Co.[b]	26,818	925,221
United Stationers Inc.[a]	4,578	215,807

30	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2009

Security	Shares	Value
W.W. Grainger Inc.	11,902	$1,115,574
Watsco Inc.	5,370	275,051
WESCO International Inc.[a]	8,035	205,375

		2,737,028

ELECTRIC – 0.27%
MDU Resources Group Inc.	32,875	682,156

		682,156

ELECTRICAL COMPONENTS & EQUIPMENT – 3.31%
American Superconductor Corp.[a,b]	7,763	260,216
AMETEK Inc.	20,479	714,512
Belden Inc.	8,866	203,475
Emerson Electric Co.	145,696	5,500,024
EnerSys Inc.[a]	7,845	173,374
General Cable Corp.[a]	10,052	313,019
GrafTech International Ltd.[a]	22,955	309,892
Hubbell Inc. Class B	9,452	401,994
Littelfuse Inc.[a]	4,148	114,319
Molex Inc.	12,326	230,126
Molex Inc. Class A NVS	13,529	223,905

		8,444,856

ELECTRONICS – 4.98%
Agilent Technologies Inc.[a]	66,638	1,648,624
Amphenol Corp. Class A	33,065	1,326,568
Arrow Electronics Inc.[a]	23,016	583,225
Avnet Inc.[a]	28,915	716,514
AVX Corp.	9,878	111,819
Benchmark Electronics Inc.[a]	12,506	210,101
Brady Corp. Class A	9,419	255,067
Checkpoint Systems Inc.[a]	7,376	100,092
Dionex Corp.[a]	3,378	229,299
Flextronics International Ltd.[a,b]	156,493	1,014,075
FLIR Systems Inc.[a]	28,900	803,709
Itron Inc.[a]	7,722	463,629
Jabil Circuit Inc.	38,191	510,996
Mettler-Toledo International Inc.[a]	6,490	632,775
National Instruments Corp.	11,878	317,143
PerkinElmer Inc.	22,573	420,084
Plexus Corp.[a]	7,534	190,610
Thomas & Betts Corp.[a]	10,295	352,192
Trimble Navigation Ltd.[a]	23,067	483,715
Tyco Electronics Ltd.	88,285	1,876,056
Vishay Intertechnology Inc.[a]	32,886	204,880

Security	Shares	Value
Woodward Governor Co.	10,943	$257,270

		12,708,443

ENGINEERING & CONSTRUCTION – 2.75%
AECOM Technology Corp.[a]	18,424	465,022
EMCOR Group Inc.[a]	12,675	299,383
Fluor Corp.	35,034	1,556,210
Foster Wheeler AGa,b	24,380	682,396
Granite Construction Inc.	6,629	189,324
Insituform Technologies Inc. Class Aa	7,497	158,936
Jacobs Engineering Group Inc.[a]	23,928	1,011,915
KBR Inc.	31,257	639,831
McDermott International Inc.[a]	43,698	971,407
Shaw Group Inc. (The)[a]	16,034	411,432
URS Corp.[a]	16,126	626,656

		7,012,512

ENVIRONMENTAL CONTROL – 2.75%
Clean Harbors Inc.[a]	4,426	249,848
Mine Safety Appliances Co.	6,083	155,056
Nalco Holding Co.	26,442	559,248
Republic Services Inc.	59,781	1,548,926
Stericycle Inc.[a,b]	16,351	856,302
Tetra Tech Inc.[a]	11,669	300,243
Waste Connections Inc.[a]	15,352	482,513
Waste Management Inc.	95,656	2,858,201

		7,010,337

FOREST PRODUCTS & PAPER – 1.13%
Louisiana-Pacific Corp.[a]	23,524	123,501
MeadWestvaco Corp.	28,844	658,509
Rock-Tenn Co. Class A	7,337	321,361
Temple-Inland Inc.	20,520	317,034
Weyerhaeuser Co.	40,461	1,470,353

		2,890,758

HAND & MACHINE TOOLS – 0.50%
Baldor Electric Co.	8,252	213,314
Kennametal Inc.	15,491	364,968
Lincoln Electric Holdings Inc.	7,812	370,601
Regal Beloit Corp.	6,916	324,222

		1,273,105

HOUSEHOLD PRODUCTS & WARES – 0.44%
Fortune Brands Inc.	28,970	1,128,381

		1,128,381

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2009

Security	Shares	Value
HOUSEWARES – 0.10%
Toro Co. (The)	6,940	$256,919

		256,919

INTERNET – 0.09%
CyberSource Corp.[a]	13,397	219,443

		219,443

IRON & STEEL – 0.07%
Schnitzer Steel Industries Inc. Class A	4,272	184,721

		184,721

MACHINERY – 7.41%
AGCO Corp.[a]	17,693	497,350
Astec Industries Inc.[a]	3,266	75,118
Bucyrus International Inc.	14,477	643,068
Caterpillar Inc.	119,891	6,601,198
Cognex Corp.	7,086	114,014
Cummins Inc.	34,849	1,500,598
Deere & Co.	81,270	3,701,848
Flowserve Corp.	10,925	1,072,944
Gardner Denver Inc.[a]	9,913	355,976
Graco Inc.	11,538	317,757
IDEX Corp.	15,631	444,389
Joy Global Inc.	19,729	994,539
Manitowoc Co. Inc. (The)	25,081	229,240
Nordson Corp.	5,900	311,343
Rockwell Automation Inc.	24,399	999,139
Terex Corp.[a]	20,853	421,648
Wabtec Corp.	9,410	345,912
Zebra Technologies Corp. Class Aa	11,535	288,375

		18,914,456

MANUFACTURING – 27.70%
Actuant Corp. Class A	12,644	197,373
Acuity Brands Inc.	8,318	263,348
AptarGroup Inc.	12,143	428,769
Brink’s Co. (The)	8,876	210,627
Carlisle Companies Inc.	11,756	364,906
Ceradyne Inc.[a]	5,005	80,681
CLARCOR Inc.	9,761	287,266
Cooper Industries PLC Class Ab	33,558	1,298,359
Crane Co.	9,848	274,267
Danaher Corp.	47,609	3,248,362

Security	Shares	Value
Donaldson Co. Inc.	12,956	$462,141
Dover Corp.	35,924	1,353,616
Eaton Corp.	31,954	1,931,619
ESCO Technologies Inc.[a]	4,981	195,654
General Electric Co.	2,038,016	29,062,108
Harsco Corp.	15,533	489,134
Hexcel Corp.[a]	18,628	204,908
Honeywell International Inc.	132,734	4,763,823
Illinois Tool Works Inc.	82,792	3,801,809
Ingersoll-Rand PLC	61,220	1,933,940
ITT Corp.	35,013	1,775,159
Pall Corp.	22,930	727,798
Parker Hannifin Corp.	31,106	1,647,374
Pentair Inc.	19,022	553,540
Roper Industries Inc.	17,428	880,985
SPX Corp.	9,414	496,871
Teleflex Inc.	7,620	379,095
Textron Inc.	52,167	927,529
3M Co.	123,692	9,100,020
Trinity Industries Inc.	15,229	257,066
Tyco International Ltd.[b]	91,677	3,075,763

		70,673,910

METAL FABRICATE & HARDWARE – 1.44%
Kaydon Corp.	6,444	225,476
Mueller Industries Inc.	7,222	170,873
Mueller Water Products Inc. Class A	22,112	99,062
Precision Castparts Corp.	26,870	2,566,891
Timken Co. (The)	14,819	326,463
Valmont Industries Inc.	4,072	294,283

		3,683,048

MINING – 0.39%
Vulcan Materials Co.	21,806	1,003,730

		1,003,730

PACKAGING & CONTAINERS – 2.30%
Ball Corp.	18,251	900,322
Bemis Co. Inc.	20,852	538,607
Crown Holdings Inc.[a]	30,850	822,153
Greif Inc. Class A	4,730	253,150
Owens-Illinois Inc.[a]	32,129	1,024,273
Packaging Corp. of America	19,859	363,023
Pactiv Corp.[a]	25,505	588,910
Sealed Air Corp.	30,572	587,900

32	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2009

Security	Shares	Value
Silgan Holdings Inc.	4,937	$265,364
Sonoco Products Co.	19,252	514,991

		5,858,693

RETAIL – 0.26%
MSC Industrial Direct Co. Inc. Class A	8,431	362,955
World Fuel Services Corp.	5,681	288,879

		651,834

SEMICONDUCTORS – 0.06%
Veeco Instruments Inc.[a]	6,225	151,579

		151,579

SOFTWARE – 4.31%
Automatic Data Processing Inc.	96,830	3,853,834
Broadridge Financial Solutions Inc.	27,105	564,055
Fidelity National Information Services Inc.	59,781	1,300,835
Fiserv Inc.[a]	30,052	1,378,485
Global Payments Inc.	15,573	766,659
IMS Health Inc.	35,065	574,715
ManTech International Corp. Class Aa	4,206	184,475
Paychex Inc.	62,545	1,776,903
Total System Services Inc.	37,974	606,445

		11,006,406

TELECOMMUNICATIONS – 0.45%
Anixter International Inc.[a]	5,887	246,371
Black Box Corp.	3,351	88,835
CommScope Inc.[a]	18,071	488,278
NeuStar Inc. Class Aa	14,023	323,931

		1,147,415
TEXTILES – 0.31%
Cintas Corp.	25,603	708,947
G&K Services Inc. Class A	3,623	80,249

		789,196

TRANSPORTATION – 13.73%
Alexander & Baldwin Inc.	7,990	230,352
Arkansas Best Corp.	4,418	114,073
Burlington Northern Santa Fe Corp.	53,395	4,021,711
C.H. Robinson Worldwide Inc.	32,752	1,804,963
Con-way Inc.	9,464	312,217
CSX Corp.	75,581	3,188,007
Expeditors International Washington Inc.	41,173	1,326,594

Security	Shares	Value
FedEx Corp.	56,129	$4,080,017
Forward Air Corp.	5,579	119,056
Genco Shipping & Trading Ltd.[b]	5,322	105,855
General Maritime Corp.	10,210	70,347
Genesee & Wyoming Inc. Class Aa	7,252	210,381
Heartland Express Inc.	10,498	142,773
Hub Group Inc. Class Aa	7,367	183,144
J.B. Hunt Transport Services Inc.	18,254	548,715
Kansas City Southern Industries Inc.[a]	18,319	443,869
Kirby Corp.[a]	10,311	348,512
Knight Transportation Inc.	11,294	181,156
Landstar System Inc.	9,967	351,237
Norfolk Southern Corp.	70,754	3,298,551
Old Dominion Freight Line Inc.[a]	5,914	153,705
Overseas Shipholding Group Inc.	4,584	179,922
Ryder System Inc.	10,672	432,750
Teekay Corp.	8,225	170,669
Union Pacific Corp.	97,098	5,353,984
United Parcel Service Inc. Class B	134,935	7,243,311
UTi Worldwide Inc.	19,282	240,447
Werner Enterprises Inc.	9,793	183,619

		35,039,937

TRUCKING & LEASING – 0.08%
GATX Corp.	7,820	212,548

		212,548

TOTAL COMMON STOCKS (Cost: $371,551,093)		254,769,918

SHORT-TERM INVESTMENTS – 1.96%

MONEY MARKET FUNDS – 1.96%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[c,d,e]	4,186,361	4,186,361
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18% [c,d,e]	616,719	616,719

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2009

Security	Shares	Value

Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	210,458	$210,458

		5,013,538

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,013,538)		5,013,538

TOTAL INVESTMENTS IN SECURITIES – 101.82% (Cost: $376,564,631)		259,783,456

Other Assets, Less Liabilities – (1.82)%		(4,652,448)

NET ASSETS – 100.00%		$255,131,008

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

34	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.95%

BANKS – 43.22%
Associated Banc-Corp	39,199	$502,139
BancorpSouth Inc.	25,651	579,200
Bank of America Corp.	2,839,396	41,398,394
Bank of Hawaii Corp.	15,698	696,991
Bank of New York Mellon Corp. (The)	392,325	10,459,384
BB&T Corp.	223,607	5,346,443
BOK Financial Corp.	7,403	318,107
CapitalSource Inc.	85,817	305,508
Cathay General Bancorp[a]	16,244	143,434
City National Corp.	13,831	521,014
Comerica Inc.	49,411	1,371,155
Commerce Bancshares Inc.	21,161	811,736
Cullen/Frost Bankers Inc.	18,451	863,322
Discover Financial Services	178,476	2,523,651
East West Bancorp Inc.	28,068	253,454
F.N.B. Corp.	36,770	260,332
Fifth Third Bancorp	261,241	2,335,494
First Financial Bankshares Inc.	6,809	329,896
First Horizon National Corp.[b]	71,606	847,099
First Midwest Bancorp Inc.	15,597	162,209
FirstMerit Corp.	28,068	531,889
Fulton Financial Corp.	57,710	476,685
Glacier Bancorp Inc.	20,230	264,811
Hancock Holding Co.	10,078	365,529
Huntington Bancshares Inc.	218,032	830,702
IBERIABANK Corp.	6,474	280,389
International Bancshares Corp.	17,589	261,197
KeyCorp	288,331	1,554,104
M&T Bank Corp.[a]	23,329	1,466,228
Marshall & Ilsley Corp.	120,415	640,608
MB Financial Inc.	15,663	280,054
National Penn Bancshares Inc.	40,442	227,284
Northern Trust Corp.	79,162	3,977,890
Old National Bancorp	27,718	287,436
PacWest Bancorp	8,241	139,932
Park National Corp.	3,721	216,116
PNC Financial Services Group Inc. (The)	151,409	7,409,956
Popular Inc.	85,611	184,920
PrivateBancorp Inc.[a]	15,648	142,866
Prosperity Bancshares Inc.	15,151	542,254

Security	Shares	Value
Regions Financial Corp.	390,084	$1,888,007
State Street Corp.	162,280	6,812,514
Sterling Bancshares Inc.	27,093	150,908
SunTrust Banks Inc.	163,497	3,124,428
Susquehanna Bancshares Inc.	28,278	155,812
SVB Financial Group[b]	10,833	446,861
Synovus Financial Corp.	138,774	308,078
TCF Financial Corp.	39,705	469,710
TrustCo Bank Corp. NY	24,235	144,198
Trustmark Corp.	16,609	314,741
U.S. Bancorp	627,478	14,570,039
UMB Financial Corp.	10,963	435,998
Umpqua Holdings Corp.	27,316	270,702
United Bancshares Inc.[a]	14,178	253,077
Valley National Bancorp[a]	46,612	619,007
Webster Financial Corp.	22,490	254,362
Wells Fargo & Co.	1,455,608	40,058,332
Westamerica Bancorporation[a]	9,547	456,347
Whitney Holding Corp.	30,308	243,373
Wilmington Trust Corp.	22,797	274,704
Wintrust Financial Corp.	7,807	220,235
Zions Bancorporation[a]	41,647	589,721

		162,170,966

COMMERCIAL SERVICES – 6.70%
Equifax Inc.	41,554	1,137,748
MasterCard Inc. Class A	31,559	6,912,052
Moody’s Corp.	62,017	1,468,563
Visa Inc. Class A	151,005	11,440,139
Western Union Co.	230,311	4,184,751

		25,143,253

DIVERSIFIED FINANCIAL SERVICES – 47.33%
Affiliated Managers Group Inc.[b]	13,714	870,702
American Express Co.	345,383	12,033,144
AmeriCredit Corp.[a,b]	19,574	345,481
Ameriprise Financial Inc.	83,691	2,901,567
BlackRock Inc.	7,236	1,566,522
Capital One Financial Corp.	146,828	5,373,905
Charles Schwab Corp. (The)	308,893	5,356,205
Citigroup Inc.	4,986,203	20,393,570
CME Group Inc.	21,978	6,650,763
E*TRADE Financial Corp.[b]	367,936	537,187
Eaton Vance Corp.	38,316	1,087,791

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

October 31, 2009

Security	Shares	Value
Federated Investors Inc. Class B	33,838	$888,247
Franklin Resources Inc.	51,068	5,343,245
GLG Partners Inc.[a,b]	56,112	147,013
Goldman Sachs Group Inc. (The)	141,457	24,071,738
Greenhill & Co. Inc.[a]	4,209	362,942
IntercontinentalExchange Inc.[b]	23,685	2,373,000
Invesco Ltd.	136,552	2,888,075
Investment Technology Group Inc.[b]	14,299	308,429
Janus Capital Group Inc.	59,028	774,447
Jefferies Group Inc.[b]	36,658	956,774
JPMorgan Chase & Co.	1,290,642	53,910,116
KBW Inc.[a,b]	11,485	321,580
Knight Capital Group Inc. Class Ab	30,582	515,307
Legg Mason Inc.	52,427	1,526,150
MF Global Ltd.[b]	32,038	228,111
Morgan Stanley	406,802	13,066,480
NASDAQ OMX Group Inc. (The)[b]	52,460	947,428
NYSE Euronext Inc.	84,948	2,195,906
optionsXpress Holdings Inc.	14,808	231,449
Piper Jaffray Companies[b]	6,474	300,329
Raymond James Financial Inc.[a]	32,541	768,293
SLM Corp.[b]	153,554	1,489,474
Stifel Financial Corp.[b]	9,306	483,540
T. Rowe Price Group Inc.	83,880	4,087,472
TD AMERITRADE Holding Corp.[b]	77,299	1,491,871
Waddell & Reed Financial Inc. Class A	28,310	794,379

		177,588,632

INSURANCE – 0.32%
Fidelity National Financial Inc. Class A	75,846	1,029,230
MGIC Investment Corp.[a,b]	38,389	165,457

		1,194,687

SAVINGS & LOANS – 1.87%
Astoria Financial Corp.	29,027	289,689
Capitol Federal Financial	6,992	212,067
First Niagara Financial Group Inc.	60,112	771,838
Hudson City Bancorp Inc.	157,920	2,075,069
New York Community Bancorp Inc.	113,226	1,221,708
NewAlliance Bancshares Inc.	32,837	363,834
People’s United Financial Inc.	56,351	903,306
Provident Financial Services Inc.	18,620	200,165

Security	Shares	Value

TFS Financial Corp.	30,900	$360,294
Washington Federal Inc.	35,744	613,010

		7,010,980

SOFTWARE – 0.51%
MSCI Inc. Class Ab	32,914	1,000,586
SEI Investments Co.	51,276	895,792

		1,896,378

TOTAL COMMON STOCKS (Cost: $470,167,712)		375,004,896

SHORT-TERM INVESTMENTS – 1.27%

MONEY MARKET FUNDS – 1.27%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[c,d,e]	3,979,984	3,979,984
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	586,316	586,316
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	203,233	203,233

		4,769,533

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,769,533)		4,769,533

TOTAL INVESTMENTS IN SECURITIES – 101.22% (Cost: $474,937,245)		379,774,429

Other Assets, Less Liabilities – (1.22)%		(4,577,131)

NET ASSETS – 100.00%		$375,197,298

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.89%

REAL ESTATE MANAGEMENT/SERVICES – 1.94%
CB Richard Ellis Group Inc. Class Aa	2,665,521	$27,588,142
Jones Lang LaSalle Inc.	487,164	22,823,633

		50,411,775

REAL ESTATE OPERATING/DEVELOPMENT – 6.64%
Brookfield Properties Corp.	3,083,890	31,332,322
Forest City Enterprises Inc. Class Ab	1,434,938	12,512,659
Forestar Group Inc.[a]	420,577	6,207,716
Plum Creek Timber Co. Inc.[b]	1,938,945	60,669,589
Rayonier Inc.	932,380	35,971,220
St. Joe Co. (The)[a,b]	1,090,072	26,096,324

		172,789,830

REITs - APARTMENTS – 12.60%
American Campus Communities Inc.	630,388	17,033,084
Apartment Investment and Management Co. Class A	1,390,588	17,173,762
AvalonBay Communities Inc.[b]	946,136	65,075,234
BRE Properties Inc. Class A	633,276	17,244,105
Camden Property Trust	765,310	27,742,487
Equity Residential	3,259,700	94,140,136
Essex Property Trust Inc.	328,220	24,675,580
Home Properties Inc.	393,692	15,424,853
Mid-America Apartment Communities Inc.	337,174	14,774,965
Post Properties Inc.	534,046	8,806,419
UDR Inc.	1,782,654	25,634,565

		327,725,190

REITs - DIVERSIFIED – 11.25%
Colonial Properties Trust	724,104	7,624,815
Digital Realty Trust Inc.[b]	830,248	37,469,092
Duke Realty Corp.	2,682,478	30,151,053
Entertainment Properties Trust	420,355	14,300,477
Lexington Realty Trust	1,159,088	4,856,579
Liberty Property Trust	1,335,966	39,237,321
Potlatch Corp.	470,177	13,122,640
Vornado Realty Trust[b]	2,139,091	127,404,260

Security	Shares	Value
Washington Real Estate Investment Trust	694,446	$18,541,708

		292,707,945

REITs - HEALTH CARE – 13.08%
HCP Inc.	3,461,148	102,415,369
Health Care REIT Inc.	1,426,502	63,293,894
Healthcare Realty Trust Inc.	705,079	14,686,796
Nationwide Health Properties Inc.	1,272,495	41,037,964
Omega Healthcare Investors Inc.	986,997	14,962,875
Senior Housing Properties Trust	1,514,887	29,207,021
Ventas Inc.[b]	1,863,559	74,784,623

		340,388,542

REITs - HOTELS – 5.05%
DiamondRock Hospitality Co.[a]	1,292,572	9,836,473
Hospitality Properties Trust	1,456,991	28,134,496
Host Hotels & Resorts Inc.	7,103,705	71,818,458
LaSalle Hotel Properties	756,640	12,983,942
Sunstone Hotel Investors Inc.[a]	1,156,900	8,734,595

		131,507,964

REITs - MANUFACTURED HOMES – 0.59%
Equity Lifestyle Properties Inc.	328,684	15,267,372

		15,267,372

REITs - MORTGAGE – 7.03%
Annaly Capital Management Inc.	6,467,065	109,358,069
Chimera Investment Corp.	7,499,911	26,174,689
Hatteras Financial Corp.	417,010	11,717,981
MFA Financial Inc.	3,232,810	23,987,450
Redwood Trust Inc.	834,515	11,633,139

		182,871,328

REITs - OFFICE PROPERTY – 12.47%
Alexandria Real Estate Equities Inc.[b]	517,550	28,035,683
BioMed Realty Trust Inc.	1,152,852	15,644,202
Boston Properties Inc.	1,649,356	100,231,364
Brandywine Realty Trust	1,551,657	14,833,841
Corporate Office Properties Trust	692,731	22,991,742
Douglas Emmett Inc.	1,050,185	12,392,183
Franklin Street Properties Corp.	846,810	9,128,612

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

October 31, 2009

Security	Shares	Value
Highwoods Properties Inc.	851,045	$23,420,758
HRPT Properties Trust	2,701,557	18,991,946
Kilroy Realty Corp.[b]	518,593	14,323,539
Mack-Cali Realty Corp.	932,526	28,861,680
SL Green Realty Corp.[b]	915,971	35,503,036

		324,358,586

REITs - OUTLET CENTERS – 1.82%
National Retail Properties Inc.	956,585	18,538,617
Realty Income Corp.[b]	1,242,903	28,810,492

		47,349,109

REITs - REGIONAL MALLS – 11.21%
CBL & Associates Properties Inc.	1,659,456	13,541,161
Macerich Co. (The)[b]	1,097,588	32,708,122
Simon Property Group Inc.	3,330,375	226,099,159
Taubman Centers Inc.	627,905	19,157,382

		291,505,824

REITs - SHOPPING CENTERS – 7.26%
Developers Diversified Realty Corp.	1,524,279	13,093,557
Federal Realty Investment Trust	726,004	42,856,016
Kimco Realty Corp.	4,482,475	56,658,484
Regency Centers Corp.	952,730	31,964,091
Tanger Factory Outlet Centers Inc.	472,344	17,982,136
Weingarten Realty Investors	1,426,082	26,382,517

		188,936,801

REITs - STORAGE – 4.32%
Public Storage	1,527,455	112,420,688

		112,420,688

REITs - WAREHOUSE/INDUSTRIAL – 4.63%
AMB Property Corp.	1,741,306	38,273,906
DCT Industrial Trust Inc.	2,435,810	11,034,219
EastGroup Properties Inc.	310,918	11,444,892
ProLogis	5,271,564	59,726,820

		120,479,837

TOTAL COMMON STOCKS (Cost: $3,042,259,829)		2,598,720,791

Security	Shares	Value

SHORT-TERM INVESTMENTS – 7.59%

MONEY MARKET FUNDS – 7.59%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[c,d,e]	168,080,348	$168,080,348
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18% [c,d,e]	24,760,968	24,760,968
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	4,465,851	4,465,851

		197,307,167

TOTAL SHORT-TERM INVESTMENTS (Cost: $197,307,167)		197,307,167

TOTAL INVESTMENTS IN SECURITIES – 107.48% (Cost: $3,239,566,996)		2,796,027,958

Other Assets, Less Liabilities – (7.48)%		(194,480,713)

NET ASSETS – 100.00%		$2,601,547,245

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

38	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® FTSE KLD SELECT SOCIAL INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.88%

ADVERTISING – 0.09%
Omnicom Group Inc.	3,112	$106,679

		106,679

AEROSPACE & DEFENSE – 1.29%
General Dynamics Corp.	3,104	194,621
Lockheed Martin Corp.	2,949	202,862
Raytheon Co.	2,868	129,863
Rockwell Collins Inc.	7,273	366,414
United Technologies Corp.	9,172	563,619

		1,457,379

AGRICULTURE – 0.21%
Monsanto Co.	3,510	235,802

		235,802

AIRLINES – 0.24%
Southwest Airlines Co.	32,394	272,110

		272,110

APPAREL – 0.98%
Coach Inc.	3,891	128,286
Nike Inc. Class B	15,726	977,843

		1,106,129

AUTO MANUFACTURERS – 0.30%
Ford Motor Co.[a]	47,800	334,600

		334,600

AUTO PARTS & EQUIPMENT – 0.28%
Johnson Controls Inc.	13,319	318,591

		318,591

BANKS – 5.14%
Bank of America Corp.	101,497	1,479,826
Bank of New York Mellon Corp. (The)	15,277	407,285
BB&T Corp.	10,002	239,148
Comerica Inc.	4,507	125,069
First Horizon National Corp.[a]	9,998	118,276
KeyCorp	21,586	116,349
M&T Bank Corp.[b]	2,454	154,234
Northern Trust Corp.	5,025	252,506
PNC Financial Services Group Inc. (The)	5,791	283,412
State Street Corp.	7,533	316,235
SunTrust Banks Inc.	7,588	145,007
Synovus Financial Corp.	50,042	111,093

Security	Shares	Value
U.S. Bancorp	22,124	$513,719
Wells Fargo & Co.	56,695	1,560,246

		5,822,405

BEVERAGES – 2.95%
Brown-Forman Corp. Class B NVS	11,347	553,847
Coca-Cola Co. (The)	19,340	1,031,015
Molson Coors Brewing Co. Class B NVS	3,714	181,875
PepsiCo Inc.	25,941	1,570,728

		3,337,465

BIOTECHNOLOGY – 1.48%
Amgen Inc.[a]	15,480	831,740
Celgene Corp.[a]	5,108	260,763
Genzyme Corp.[a]	11,416	577,650

		1,670,153

CHEMICALS – 1.88%
Air Products and Chemicals Inc.	5,352	412,800
Dow Chemical Co. (The)	11,342	266,310
E.I. du Pont de Nemours and Co.	8,552	272,125
Ecolab Inc.	13,313	585,240
Mosaic Co. (The)	2,105	98,367
PPG Industries Inc.	2,360	133,175
Praxair Inc.	4,571	363,120

		2,131,137

COAL – 0.23%
CONSOL Energy Inc.	2,970	127,146
Peabody Energy Corp.	3,352	132,706

		259,852

COMMERCIAL SERVICES – 1.39%
H&R Block Inc.	8,106	148,664
Manpower Inc.	2,413	114,400
MasterCard Inc. Class A	2,105	461,037
McKesson Corp.	2,859	167,909
Moody’s Corp.	4,821	114,161
Visa Inc. Class A	5,837	442,211
Western Union Co.	6,902	125,409

		1,573,791

COMPUTERS – 7.04%
Accenture PLC Class Ab	21,360	792,029
Apple Inc.[a]	10,141	1,911,579
Dell Inc.[a]	40,775	590,830

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE KLD SELECT SOCIAL INDEX FUND

October 31, 2009

Security	Shares	Value
Hewlett-Packard Co.	40,728	$1,932,951
International Business Machines Corp.	19,192	2,314,747
NetApp Inc.[a]	10,605	286,865
Sun Microsystems Inc.[a]	17,203	140,721

		7,969,722

COSMETICS & PERSONAL CARE – 3.13%
Avon Products Inc.	6,568	210,504
Colgate-Palmolive Co.	11,301	888,598
Estee Lauder Companies Inc. (The) Class A	3,257	138,423
Procter & Gamble Co. (The)	39,811	2,309,038

		3,546,563

DISTRIBUTION & WHOLESALE – 0.13%
W.W. Grainger Inc.	1,595	149,499

		149,499

DIVERSIFIED FINANCIAL SERVICES – 5.57%
American Express Co.	17,767	619,002
Ameriprise Financial Inc.	4,132	143,256
Capital One Financial Corp.	6,732	246,391
Charles Schwab Corp. (The)	10,139	175,810
Citigroup Inc.	123,035	503,213
CME Group Inc.	1,216	367,974
Franklin Resources Inc.	2,246	234,999
Goldman Sachs Group Inc. (The)	6,140	1,044,844
IntercontinentalExchange Inc.[a]	1,177	117,924
JPMorgan Chase & Co.	43,686	1,824,764
Legg Mason Inc.	4,741	138,011
Morgan Stanley	13,094	420,579
NYSE Euronext Inc.	6,818	176,245
SLM Corp.[a]	13,308	129,088
T. Rowe Price Group Inc.	3,316	161,589

		6,303,689

ELECTRIC – 2.21%
Consolidated Edison Inc.	19,239	782,643
Exelon Corp.	7,507	352,529
FPL Group Inc.	9,760	479,216
Northeast Utilities	4,611	106,284
NSTAR	25,092	776,597

		2,497,269

ELECTRICAL COMPONENTS & EQUIPMENT – 0.37%
Emerson Electric Co.	11,164	421,441

		421,441

Security	Shares	Value
ELECTRONICS – 0.44%
Agilent Technologies Inc.[a]	13,786	$341,066
Thermo Fisher Scientific Inc.[a]	3,487	156,915

		497,981

ENERGY - ALTERNATE SOURCES – 0.21%
First Solar Inc.[a,b]	1,922	234,349

		234,349

ENGINEERING & CONSTRUCTION – 0.08%
Fluor Corp.	2,098	93,193

		93,193

FOOD – 4.66%
Campbell Soup Co.	3,456	109,728
General Mills Inc.	21,587	1,423,015
H.J. Heinz Co.	22,724	914,414
Hormel Foods Corp.	3,456	126,006
Kellogg Co.	14,267	735,321
Kraft Foods Inc. Class A	19,740	543,245
McCormick & Co. Inc. NVS	6,561	229,701
Safeway Inc.	9,986	222,987
Sysco Corp.	27,131	717,615
Whole Foods Market Inc.[a]	7,916	253,787

		5,275,819

FOREST PRODUCTS & PAPER – 0.32%
International Paper Co.	6,353	141,735
Weyerhaeuser Co.	6,047	219,748

		361,483

HEALTH CARE - PRODUCTS – 4.39%
Baxter International Inc.	21,145	1,143,099
Becton, Dickinson and Co.	9,270	633,697
Johnson & Johnson	44,872	2,649,692
Medtronic Inc.	15,177	541,819

		4,968,307

HEALTH CARE - SERVICES – 1.28%
Aetna Inc.	7,663	199,468
Humana Inc.[a]	3,591	134,950
Quest Diagnostics Inc.	4,832	270,254
UnitedHealth Group Inc.	15,777	409,413
WellPoint Inc.[a]	9,203	430,332

		1,444,417

40	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE KLD SELECT SOCIAL INDEX FUND

October 31, 2009

Security	Shares	Value
HOLDING COMPANIES - DIVERSIFIED – 0.63%
Berkshire Hathaway Inc. Class Ba	219	$718,977

		718,977
HOME FURNISHINGS – 0.27%
Harman International Industries Inc.	3,940	148,183
Whirlpool Corp.	2,218	158,787

		306,970
HOUSEHOLD PRODUCTS & WARES – 1.15%
Avery Dennison Corp.	5,901	210,371
Clorox Co. (The)	5,361	317,532
Kimberly-Clark Corp.	12,664	774,530

		1,302,433
INSURANCE – 2.94%
ACE Ltd.[a]	3,576	183,663
Aflac Inc.	7,598	315,241
Allstate Corp. (The)	6,539	193,358
Chubb Corp.	6,395	310,285
Cincinnati Financial Corp.	8,359	211,984
Hartford Financial Services Group Inc. (The)	8,805	215,899
MetLife Inc.	9,706	330,295
Principal Financial Group Inc.	6,606	165,414
Prudential Financial Inc.	5,526	249,941
Travelers Companies Inc. (The)	17,393	865,998
Unum Group	7,582	151,261
XL Capital Ltd. Class A	8,199	134,546

		3,327,885
INTERNET – 3.16%
Amazon.com Inc.[a]	4,731	562,090
eBay Inc.[a]	19,886	442,861
Expedia Inc.[a]	6,088	138,015
Google Inc. Class Aa	3,219	1,725,770
Symantec Corp.[a]	22,911	402,775
Yahoo! Inc.[a]	18,922	300,860

		3,572,371
IRON & STEEL – 0.22%
Nucor Corp.	3,859	153,781
United States Steel Corp.	2,807	96,813

		250,594

Security	Shares	Value
LODGING – 0.30%
Marriott International Inc. Class A	8,944	$224,137
Wynn Resorts Ltd.[a]	2,066	112,019

		336,156
MACHINERY – 0.87%
Caterpillar Inc.	3,321	182,854
Cummins Inc.	5,031	216,635
Deere & Co.	8,105	369,183
Rockwell Automation Inc.	5,397	221,007

		989,679
MANUFACTURING – 3.09%
Cooper Industries PLC Class A	3,236	125,201
Eastman Kodak Co.[a]	31,352	117,570
Eaton Corp.	2,305	139,337
General Electric Co.	119,657	1,706,309
Illinois Tool Works Inc.	7,824	359,278
ITT Corp.	3,647	184,903
3M Co.	10,051	739,452
Tyco International Ltd.	3,875	130,006

		3,502,056
MEDIA – 1.79%
Comcast Corp. Class A	25,459	369,156
Gannett Co. Inc.	13,949	136,979
Liberty Media Corp. - Liberty Entertainment Group Series Aa	4,232	130,430
McGraw-Hill Companies Inc. (The)	7,606	218,901
New York Times Co. (The) Class Ab	19,760	157,487
Time Warner Cable Inc.	4,685	184,776
Time Warner Inc.	6,833	205,810
Viacom Inc. Class B NVS[a]	6,223	171,693
Walt Disney Co. (The)	12,540	343,220
Washington Post Co. (The) Class B	250	108,000

		2,026,452
MINING – 0.51%
Alcoa Inc.	14,139	175,606
Freeport-McMoRan Copper & Gold Inc.[a]	3,911	286,911
Newmont Mining Corp.	2,592	112,648

		575,165

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE KLD SELECT SOCIAL INDEX FUND

October 31, 2009

Security	Shares	Value
OFFICE & BUSINESS EQUIPMENT – 0.33%
Pitney Bowes Inc.	15,171	$371,690

		371,690

OIL & GAS – 7.11%
Anadarko Petroleum Corp.	2,021	123,140
Apache Corp.	4,165	392,010
Chesapeake Energy Corp.	10,804	264,698
Chevron Corp.	14,434	1,104,778
ConocoPhillips	12,658	635,178
Devon Energy Corp.	6,096	394,472
Diamond Offshore Drilling Inc.	1,285	122,396
ENSCO International Inc.	3,107	142,270
EOG Resources Inc.	4,491	366,735
Exxon Mobil Corp.	21,333	1,528,936
Marathon Oil Corp.	7,156	228,777
Newfield Exploration Co.[a]	3,010	123,470
Noble Corp.	7,930	323,068
Noble Energy Inc.	1,847	121,219
Occidental Petroleum Corp.	7,084	537,534
Pioneer Natural Resources Co.	3,847	158,150
Pride International Inc.[a]	4,445	131,394
Range Resources Corp.	2,783	139,289
Southwestern Energy Co.[a]	5,985	260,826
Transocean Ltd.[a]	3,569	299,475
Ultra Petroleum Corp.[a]	2,482	120,501
Valero Energy Corp.	5,982	108,274
XTO Energy Inc.	10,058	418,011

		8,044,601

OIL & GAS SERVICES – 1.83%
Baker Hughes Inc.	3,391	142,659
BJ Services Co.	8,104	155,597
Cameron International Corp.[a]	3,915	144,738
Halliburton Co.	6,197	181,014
National Oilwell Varco Inc.[a]	5,771	236,553
Schlumberger Ltd.	14,836	922,799
Smith International Inc.	4,933	136,792
Weatherford International Ltd.[a]	8,589	150,565

		2,070,717

PHARMACEUTICALS – 6.78%
Abbott Laboratories	12,165	615,184
Allergan Inc.	10,530	592,313
Bristol-Myers Squibb Co.	60,091	1,309,984

Security	Shares	Value
Eli Lilly and Co.	18,409	$626,090
Express Scripts Inc.[a]	3,696	295,384
Gilead Sciences Inc.[a]	11,749	499,920
Medco Health Solutions Inc.[a]	4,863	272,912
Merck & Co. Inc.	32,899	1,017,566
Omnicare Inc.	4,652	100,809
Pfizer Inc.	97,898	1,667,203
Schering-Plough Corp.	24,066	678,661

		7,676,026

PIPELINES – 0.14%
Questar Corp.	3,942	157,049

		157,049

REAL ESTATE INVESTMENT TRUSTS – 0.91%
Boston Properties Inc.	2,105	127,921
Duke Realty Corp.	10,544	118,515
ProLogis	15,314	173,508
Public Storage	1,577	116,067
Regency Centers Corp.	3,435	115,244
Simon Property Group Inc.	3,552	241,145
Vornado Realty Trust	2,252	134,129

		1,026,529

RETAIL – 4.38%
Best Buy Co. Inc.	6,948	265,275
CVS Caremark Corp.	4,618	163,015
Darden Restaurants Inc.	3,232	97,962
Gap Inc. (The)	23,266	496,496
Kohl’s Corp.[a]	3,239	185,336
Lowe’s Companies Inc.	8,545	167,226
McDonald’s Corp.	18,692	1,095,538
Nordstrom Inc.	5,871	186,580
PetSmart Inc.	5,418	127,486
Staples Inc.	23,502	509,993
Starbucks Corp.[a]	22,509	427,221
Target Corp.	6,406	310,243
Tiffany & Co.	7,410	291,139
TJX Companies Inc. (The)	3,062	114,366
Walgreen Co.	13,660	516,758

		4,954,634

SEMICONDUCTORS – 3.38%
Advanced Micro Devices Inc.[a]	34,074	156,740
Applied Materials Inc.	35,172	429,098

42	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE KLD SELECT SOCIAL INDEX FUND

October 31, 2009

Security	Shares	Value
Intel Corp.	91,040	$1,739,774
Lam Research Corp.[a]	5,267	177,603
LSI Corp.[a]	28,135	144,051
Micron Technology Inc.[a]	22,750	154,473
Texas Instruments Inc.	33,762	791,719
Xilinx Inc.	10,469	227,701

		3,821,159

SOFTWARE – 5.63%
Adobe Systems Inc.[a]	12,704	418,470
Automatic Data Processing Inc.	17,525	697,495
BMC Software Inc.[a]	3,073	114,193
CA Inc.	5,683	118,888
Dun & Bradstreet Corp. (The)	2,039	156,106
Electronic Arts Inc.[a]	5,852	106,741
Fiserv Inc.[a]	2,254	103,391
Microsoft Corp.	118,467	3,285,090
Oracle Corp.	48,769	1,029,026
Paychex Inc.	12,034	341,886

		6,371,286

TELECOMMUNICATIONS – 6.47%
American Tower Corp. Class Aa	6,715	247,246
AT&T Inc.	63,435	1,628,376
Cisco Systems Inc.[a]	90,571	2,069,547
Corning Inc.	22,025	321,785
Millicom International Cellular SAa	1,699	106,459
Motorola Inc.	45,237	387,681
QUALCOMM Inc.	28,501	1,180,226
Sprint Nextel Corp.[a]	33,099	97,973
Telephone and Data Systems Inc.	4,036	119,546
Verizon Communications Inc.	39,479	1,168,184

		7,327,023

TOYS, GAMES & HOBBIES – 0.29%
Mattel Inc.	17,639	333,906

		333,906

TRANSPORTATION – 1.41%
Burlington Northern Santa Fe Corp.	2,224	167,512
CSX Corp.	4,007	169,015
FedEx Corp.	2,602	189,139
Norfolk Southern Corp.	2,513	117,156
Ryder System Inc.	3,071	124,529

Security	Shares	Value

Union Pacific Corp.	4,738	$261,253
United Parcel Service Inc. Class B	10,612	569,652

		1,598,256

TOTAL COMMON STOCKS (Cost: $116,139,793)		113,051,439

SHORT-TERM INVESTMENTS – 1.00%

MONEY MARKET FUNDS – 1.00%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[c,d,e]	871,019	871,019
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18% [c,d,e]	128,315	128,315
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	129,755	129,755

		1,129,089

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,129,089)		1,129,089

TOTAL INVESTMENTS IN SECURITIES – 100.88% (Cost: $117,268,882)		114,180,528

Other Assets, Less Liabilities – (0.88)%		(997,512)

NET ASSETS – 100.00%		$113,183,016

NVS - Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited)

iSHARES® FTSE KLD 400 SOCIAL INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.83%

ADVERTISING – 0.23%
Omnicom Group Inc.	5,997	$205,577

		205,577

AEROSPACE & DEFENSE – 0.04%
Spirit AeroSystems Holdings Inc. Class Aa	2,055	32,716

		32,716

AIRLINES – 0.22%
AMR Corp.[a]	5,341	28,788
Continental Airlines Inc. Class Ba	2,719	31,268
JetBlue Airways Corp.[a]	4,169	20,678
Southwest Airlines Co.	14,312	120,221

		200,955

APPAREL – 0.86%
Coach Inc.	6,129	202,073
Deckers Outdoor Corp.[a]	242	21,700
Liz Claiborne Inc.	1,776	10,194
Nike Inc. Class B	5,598	348,084
Phillips-Van Heusen Corp.	963	38,664
Timberland Co. Class Aa	638	10,323
VF Corp.	2,152	152,878

		783,916

AUTO PARTS & EQUIPMENT – 0.45%
BorgWarner Inc.	2,241	67,947
Johnson Controls Inc.	12,866	307,755
Modine Manufacturing Co.	613	6,314
WABCO Holdings Inc.	1,199	28,440

		410,456

BANKS – 6.87%
Bank of Hawaii Corp.	900	39,960
Bank of New York Mellon Corp. (The)	23,118	616,326
BB&T Corp.	13,185	315,253
Cathay General Bancorp	925	8,168
Comerica Inc.	2,914	80,863
Fifth Third Bancorp	15,353	137,256
First Horizon National Corp.[a]	4,241	50,171
Heartland Financial USA Inc.	308	3,955
KeyCorp	16,960	91,414
M&T Bank Corp.[b]	2,279	143,235
Northern Trust Corp.	4,650	233,662

Security	Shares	Value
PNC Financial Services Group Inc. (The)	8,831	$432,189
Popular Inc.	11,965	25,844
Regions Financial Corp.	22,937	111,015
State Street Corp.	9,487	398,264
SunTrust Banks Inc.	9,626	183,953
Synovus Financial Corp.	9,233	20,497
U.S. Bancorp	36,515	847,878
Umpqua Holdings Corp.	1,613	15,985
Wells Fargo & Co.	89,517	2,463,508

		6,219,396

BEVERAGES – 2.07%
Green Mountain Coffee Roasters Inc.[a]	839	55,835
PepsiCo Inc.	30,087	1,821,768

		1,877,603

BIOTECHNOLOGY – 2.06%
Affymetrix Inc.[a]	1,319	6,898
Amgen Inc.[a]	19,652	1,055,902
Biogen Idec Inc.[a]	5,569	234,622
Genzyme Corp.[a]	5,184	262,310
Illumina Inc.[a]	2,389	76,687
Life Technologies Corp.[a]	3,404	160,567
Millipore Corp.[a]	1,063	71,232

		1,868,218

BUILDING MATERIALS – 0.16%
Apogee Enterprises Inc.	520	6,885
Masco Corp.	6,950	81,662
Owens Corning[a]	1,838	40,638
Simpson Manufacturing Co. Inc.	689	16,116

		145,301

CHEMICALS – 1.47%
Air Products and Chemicals Inc.	4,038	311,451
Airgas Inc.	1,184	52,522
Ecolab Inc.	4,557	200,326
H.B. Fuller Co.	909	17,371
Lubrizol Corp.	1,306	86,927
Minerals Technologies Inc.	356	17,537
Praxair Inc.	5,925	470,682
Sigma-Aldrich Corp.	2,356	122,347
Valspar Corp. (The)	1,959	49,700
Zoltek Companies Inc.[a]	643	5,729

		1,334,592

44	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE KLD 400 SOCIAL INDEX FUND

October 31, 2009

Security	Shares	Value
COMMERCIAL SERVICES – 0.88%
Capella Education Co.[a]	234	$16,123
Convergys Corp.[a]	2,285	24,792
Cross Country Healthcare Inc.[a]	572	4,725
Deluxe Corp.	959	13,647
DeVry Inc.	1,381	76,355
Kelly Services Inc. Class A	590	6,537
Manpower Inc.	1,506	71,399
McKesson Corp.	5,135	301,579
Monster Worldwide Inc.[a]	2,361	34,282
PHH Corp.[a]	1,013	16,370
Quanta Services Inc.[a]	3,797	80,496
R.R. Donnelley & Sons Co.	3,958	79,477
Robert Half International Inc.	2,925	67,860
Team Inc.[a]	354	5,745

		799,387

COMPUTERS – 7.71%
Dell Inc.[a]	37,659	545,679
Echelon Corp.[a]	570	7,780
EMC Corp.[a]	38,716	637,653
FactSet Research Systems Inc.	664	42,529
Hewlett-Packard Co.	45,871	2,177,038
Imation Corp.	706	6,227
International Business Machines Corp.	25,408	3,064,459
Lexmark International Inc. Class Aa	1,470	37,485
NetApp Inc.[a]	6,478	175,230
Palm Inc.[a]	3,177	36,885
Seagate Technology	9,481	132,260
Sun Microsystems Inc.[a]	14,405	117,833

		6,981,058

COSMETICS & PERSONAL CARE – 4.90%
Alberto-Culver Co.	1,904	51,065
Avon Products Inc.	8,236	263,964
Colgate-Palmolive Co.	9,610	755,634
Estee Lauder Companies Inc. (The) Class A	2,286	97,155
Procter & Gamble Co. (The)	56,358	3,268,764

		4,436,582

DISTRIBUTION & WHOLESALE – 0.37%
Fastenal Co.	2,896	99,912
Genuine Parts Co.	3,078	107,699
W.W. Grainger Inc.	1,414	132,534

		340,145

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 2.98%
American Express Co.	22,850	$796,094
BlackRock Inc.	396	85,730
Capital One Financial Corp.	8,714	318,932
Charles Schwab Corp. (The)	22,109	383,370
CIT Group Inc.[b]	7,286	5,246
CME Group Inc.	1,283	388,249
Franklin Resources Inc.	3,331	348,523
NYSE Euronext Inc.	5,018	129,715
T. Rowe Price Group Inc.	4,940	240,726
TradeStation Group Inc.[a]	397	3,065

		2,699,650

ELECTRIC – 0.78%
Alliant Energy Corp.	2,147	57,024
Avista Corp.	1,019	19,320
Calpine Corp.[a]	6,403	71,970
Cleco Corp.	1,134	28,066
Consolidated Edison Inc.	5,282	214,872
IDACORP Inc.	883	24,803
ITC Holdings Corp.	973	43,221
MGE Energy Inc.	428	14,989
NSTAR	2,057	63,664
OGE Energy Corp.	1,870	62,121
Ormat Technologies Inc.	338	12,776
Pepco Holdings Inc.	4,270	63,751
Portland General Electric Co.	1,410	26,212

		702,789

ELECTRICAL COMPONENTS & EQUIPMENT – 0.83%
AMETEK Inc.	2,072	72,292
Emerson Electric Co.	14,518	548,054
Energy Conversion Devices Inc.[a,b]	858	9,241
General Cable Corp.[a]	973	30,299
Hubbell Inc. Class B	916	38,957
Molex Inc.	1,342	25,055
SunPower Corp. Class Aa	1,018	25,257

		749,155

ELECTRONICS – 0.72%
Arrow Electronics Inc.[a]	2,318	58,738
Brady Corp. Class A	968	26,213
Dionex Corp.[a]	331	22,468
Itron Inc.[a]	773	46,411
Thermo Fisher Scientific Inc.[a]	7,873	354,285

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE KLD 400 SOCIAL INDEX FUND

October 31, 2009

Security	Shares	Value
Thomas & Betts Corp.[a]	1,001	$34,244
Waters Corp.[a]	1,859	106,762

		649,121

ENERGY - ALTERNATE SOURCES – 0.12%
Clean Energy Fuels Corp.[a]	558	6,473
First Solar Inc.[a,b]	817	99,617

		106,090

ENGINEERING & CONSTRUCTION – 0.05%
EMCOR Group Inc.[a]	1,227	28,982
Granite Construction Inc.	726	20,735

		49,717

ENVIRONMENTAL CONTROL – 0.22%
Calgon Carbon Corp.[a]	1,024	16,220
Darling International Inc.[a]	1,533	10,654
Nalco Holding Co.	2,685	56,788
Stericycle Inc.[a]	1,650	86,410
Tetra Tech Inc.[a]	1,130	29,075

		199,147

FOOD – 3.23%
Campbell Soup Co.	5,115	162,401
Dean Foods Co.[a]	3,502	63,841
Flowers Foods Inc.	1,743	40,716
General Mills Inc.	6,291	414,703
H.J. Heinz Co.	6,081	244,699
Hain Celestial Group Inc.[a]	762	13,365
Hershey Co. (The)	3,237	122,326
J.M. Smucker Co. (The)	2,279	120,172
Kellogg Co.	5,482	282,542
Kraft Foods Inc. Class A	28,323	779,449
McCormick & Co. Inc. NVS	2,268	79,403
Safeway Inc.	8,038	179,489
Sysco Corp.	11,370	300,736
Tootsie Roll Industries Inc.	515	12,777
United Natural Foods Inc.[a]	800	19,288
Whole Foods Market Inc.[a,b]	2,711	86,915

		2,922,822

FOREST PRODUCTS & PAPER – 0.32%
Domtar Corp.[a]	825	34,559
MeadWestvaco Corp.	3,300	75,339
Rock-Tenn Co. Class A	536	23,477
Wausau Paper Corp.	923	8,095
Weyerhaeuser Co.	4,045	146,995

		288,465

Security	Shares	Value
GAS – 0.47%
AGL Resources Inc.	1,499	$52,405
Atmos Energy Corp.	1,786	49,740
Energen Corp.	1,392	61,081
New Jersey Resources Corp.	787	27,702
Nicor Inc.	844	31,296
NiSource Inc.	5,294	68,398
Northwest Natural Gas Co.	499	20,863
Piedmont Natural Gas Co.	1,385	32,243
UGI Corp.	2,104	50,244
WGL Holdings Inc.	934	30,878

		424,850

HAND & MACHINE TOOLS – 0.25%
Baldor Electric Co.	867	22,412
Black & Decker Corp. (The)	1,166	55,059
Lincoln Electric Holdings Inc.	795	37,715
Snap-On Inc.	1,089	39,781
Stanley Works (The)	1,522	68,840

		223,807

HEALTH CARE - PRODUCTS – 7.01%
Baxter International Inc.	11,637	629,096
Beckman Coulter Inc.	1,314	84,530
Becton, Dickinson and Co.	4,596	314,183
Edwards Lifesciences Corp.[a]	1,091	83,942
Gen-Probe Inc.[a]	975	40,677
Henry Schein Inc.[a]	1,730	91,396
Hill-Rom Holdings Inc.	1,169	22,901
IDEXX Laboratories Inc.[a]	1,113	56,897
Intuitive Surgical Inc.[a]	732	180,328
Invacare Corp.	581	13,032
Johnson & Johnson	53,355	3,150,613
Medtronic Inc.	21,611	771,513
Patterson Companies Inc.[a]	2,352	60,047
St. Jude Medical Inc.[a]	6,641	226,325
Stryker Corp.	5,740	264,040
TECHNE Corp.	701	43,820
Varian Medical Systems Inc.[a]	2,401	98,393
Zimmer Holdings Inc.[a]	4,150	218,165

		6,349,898

46	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE KLD 400 SOCIAL INDEX FUND

October 31, 2009

Security	Shares	Value
HEALTH CARE - SERVICES – 0.81%
Health Management Associates Inc. Class Aa	4,566	$27,853
Humana Inc.[a]	3,274	123,037
Molina Healthcare Inc.[a]	194	3,632
Quest Diagnostics Inc.	2,682	150,004
WellPoint Inc.[a]	9,125	426,685

		731,211

HOME BUILDERS – 0.10%
KB Home	1,652	23,425
Pulte Homes Inc.	7,119	64,142

		87,567

HOME FURNISHINGS – 0.17%
Harman International Industries Inc.	1,304	49,043
Whirlpool Corp.	1,420	101,658

		150,701

HOUSEHOLD PRODUCTS & WARES – 0.95%
Avery Dennison Corp.	2,176	77,574
Church & Dwight Co. Inc.	1,351	76,845
Clorox Co. (The)	2,671	158,203
Kimberly-Clark Corp.	7,973	487,629
Tupperware Brands Corp.	1,221	54,969
WD-40 Co.	309	9,730

		864,950

INSURANCE – 2.59%
Aflac Inc.	8,942	371,004
Chubb Corp.	6,753	327,656
CIGNA Corp.	5,245	146,021
Cincinnati Financial Corp.	3,153	79,960
Erie Indemnity Co. Class A	382	13,465
Hartford Financial Services Group Inc. (The)	7,387	181,129
Lincoln National Corp.	5,832	138,977
Phoenix Companies Inc. (The)[a]	2,167	6,891
Principal Financial Group Inc.	6,145	153,871
Progressive Corp. (The)[a]	13,075	209,200
StanCorp Financial Group Inc.	921	33,810
Travelers Companies Inc. (The)	10,907	543,060
Unum Group	6,392	127,520
Wesco Financial Corp.	29	9,512

		2,342,076

Security	Shares	Value
INTERNET – 4.70%
Amazon.com Inc.[a]	6,222	$739,236
eBay Inc.[a]	18,585	413,888
Google Inc. Class Aa	4,535	2,431,304
Netflix Inc.[a,b]	1,112	59,436
Sapient Corp.[a]	1,781	14,497
Symantec Corp.[a]	15,843	278,520
Yahoo! Inc.[a]	20,064	319,018

		4,255,899

INVESTMENT COMPANIES – 0.00%
Medallion Financial Corp.	328	2,575

		2,575

IRON & STEEL – 0.28%
Nucor Corp.	6,053	241,212
Schnitzer Steel Industries Inc. Class A	408	17,642

		258,854

LEISURE TIME – 0.12%
Harley-Davidson Inc.	4,496	112,040

		112,040

LODGING – 0.04%
Choice Hotels International Inc.	1,136	33,876

		33,876

MACHINERY – 0.87%
Cummins Inc.	3,889	167,460
Deere & Co.	8,106	369,228
Gardner Denver Inc.[a]	969	34,797
Graco Inc.	1,123	30,927
Kadant Inc.[a]	230	2,965
Nordson Corp.	471	24,855
Rockwell Automation Inc.	2,730	111,793
Tennant Co.	351	9,358
Wabtec Corp.	892	32,790

		784,173

MANUFACTURING – 2.05%
A.O. Smith Corp.	496	19,656
CLARCOR Inc.	949	27,929
Cooper Industries PLC Class A	3,219	124,543
Donaldson Co. Inc.	1,506	53,719
Eastman Kodak Co.[a]	5,030	18,862
Illinois Tool Works Inc.	9,584	440,097
Leggett & Platt Inc.	3,045	58,860

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE KLD 400 SOCIAL INDEX FUND

October 31, 2009

Security	Shares	Value
Pall Corp.	2,282	$72,431
SPX Corp.	955	50,405
3M Co.	13,449	989,443

		1,855,945

MEDIA – 1.27%
Discovery Communications Inc. Series Aa	2,587	71,143
John Wiley & Sons Inc. Class A	919	32,367
Meredith Corp.	506	13,692
New York Times Co. (The) Class A	2,705	21,559
Scholastic Corp.	490	12,186
Walt Disney Co. (The)	35,722	977,711
Washington Post Co. (The) Class B	45	19,440

		1,148,098

METAL FABRICATE & HARDWARE – 0.06%
Timken Co. (The)	1,808	39,830
Worthington Industries Inc.	1,485	16,409

		56,239

MINING – 0.26%
Alcoa Inc.	18,800	233,496
Horsehead Holding Corp.[a]	658	6,271

		239,767

OFFICE & BUSINESS EQUIPMENT – 0.25%
Pitney Bowes Inc.	4,007	98,172
Xerox Corp.	16,836	126,607

		224,779

OFFICE FURNISHINGS – 0.07%
Herman Miller Inc.	1,119	17,289
HNI Corp.	833	21,925
Interface Inc. Class A	1,058	8,210
Knoll Inc.	881	8,634
Steelcase Inc. Class A	1,096	6,324

		62,382

OIL & GAS – 4.27%
Apache Corp.	6,395	601,897
Chesapeake Energy Corp.	12,308	301,546
Devon Energy Corp.	8,543	552,818
Diamond Offshore Drilling Inc.	1,336	127,254
ENSCO International Inc.	2,734	125,190
EOG Resources Inc.	4,834	394,744
EQT Corp.	2,503	104,776

Security	Shares	Value
Helmerich & Payne Inc.	2,035	$77,371
Hess Corp.	4,734	259,139
Newfield Exploration Co.[a]	2,555	104,806
Noble Energy Inc.	3,331	218,614
Pioneer Natural Resources Co.	2,202	90,524
Quicksilver Resources Inc.[a]	952	11,614
Southwestern Energy Co.[a]	6,626	288,761
Ultra Petroleum Corp.[a]	2,934	142,446
XTO Energy Inc.	11,135	462,771

		3,864,271

OIL & GAS SERVICES – 0.66%
Cameron International Corp.[a]	4,197	155,163
National Oilwell Varco Inc.[a]	8,004	328,084
Smith International Inc.	4,226	117,187

		600,434

PACKAGING & CONTAINERS – 0.18%
Bemis Co. Inc.	2,085	53,856
Sealed Air Corp.	3,070	59,036
Sonoco Products Co.	1,950	52,163

		165,055

PHARMACEUTICALS – 2.84%
Allergan Inc.	5,895	331,594
Amylin Pharmaceuticals Inc.[a]	2,724	30,073
Cubist Pharmaceuticals Inc.[a]	812	13,755
Endo Pharmaceuticals Holdings Inc.[a]	2,286	51,206
Gilead Sciences Inc.[a]	17,521	745,519
Hospira Inc.[a]	3,111	138,875
Merck & Co. Inc.	40,681	1,258,263

		2,569,285

PIPELINES – 0.72%
National Fuel Gas Co.	1,551	70,322
Questar Corp.	3,346	133,305
Spectra Energy Corp.	12,417	237,413
Williams Companies Inc. (The)	11,123	209,669

		650,709

REAL ESTATE – 0.13%
CB Richard Ellis Group Inc. Class Aa	5,522	57,153
Forest City Enterprises Inc. Class A	2,585	22,541
Jones Lang LaSalle Inc.	815	38,183

		117,877

48	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE KLD 400 SOCIAL INDEX FUND

October 31, 2009

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 0.41%
Boston Properties Inc.	2,673	$162,438
Liberty Property Trust	1,958	57,506
ProLogis	8,546	96,826
Regency Centers Corp.	1,557	52,237

		369,007

RETAIL – 9.26%
AutoZone Inc.[a]	770	104,189
Bed Bath & Beyond Inc.[a]	5,055	177,987
Best Buy Co. Inc.	8,035	306,776
CarMax Inc.[a]	4,257	83,735
Charming Shoppes Inc.[a]	2,161	9,789
Costco Wholesale Corp.	8,291	471,343
CVS Caremark Corp.	28,015	988,930
Darden Restaurants Inc.	2,694	81,655
Family Dollar Stores Inc.	2,715	76,835
Foot Locker Inc.	2,916	30,560
Gap Inc. (The)	10,071	214,915
Home Depot Inc. (The)	32,491	815,199
J.C. Penney Co. Inc.	4,552	150,808
Kohl’s Corp.[a]	5,839	334,108
Limited Brands Inc.	6,218	109,437
Lowe’s Companies Inc.	28,121	550,328
McDonald’s Corp.	21,002	1,230,927
Men’s Wearhouse Inc. (The)	963	22,313
Nordstrom Inc.	4,187	133,063
Nu Skin Enterprises Inc. Class A	887	20,188
Office Depot Inc.[a]	5,151	31,164
Pep Boys - Manny, Moe & Jack (The)	976	8,560
RadioShack Corp.	2,344	39,590
Staples Inc.	13,847	300,480
Starbucks Corp.[a]	14,094	267,504
Target Corp.	14,519	703,155
Tiffany & Co.	2,394	94,060
TJX Companies Inc. (The)	8,180	305,523
Walgreen Co.	18,979	717,976

		8,381,097

SAVINGS & LOANS – 0.29%
Hudson City Bancorp Inc.	10,044	131,978
NewAlliance Bancshares Inc.	2,009	22,260
People’s United Financial Inc.	6,674	106,984

		261,222

Security	Shares	Value
SEMICONDUCTORS – 4.07%
Advanced Micro Devices Inc.[a]	12,888	$59,285
Analog Devices Inc.	5,601	143,554
Applied Materials Inc.	25,493	311,015
Cree Inc.[a]	1,984	83,526
Entegris Inc.[a]	2,116	7,956
Intel Corp.	106,915	2,043,146
Lam Research Corp.[a]	2,423	81,704
LSI Corp.[a]	12,491	63,954
Micron Technology Inc.[a]	16,344	110,976
National Semiconductor Corp.	4,519	58,476
Novellus Systems Inc.[a]	1,832	37,703
Texas Instruments Inc.	24,249	568,639
Xilinx Inc.	5,337	116,080

		3,686,014

SOFTWARE – 7.11%
Adobe Systems Inc.[a]	10,047	330,948
Advent Software Inc.[a]	471	18,002
Autodesk Inc.[a]	4,369	108,919
Automatic Data Processing Inc.	9,624	383,035
BMC Software Inc.[a]	3,562	132,364
Cerner Corp.[a,b]	1,560	118,622
Compuware Corp.[a]	4,618	32,603
Electronic Arts Inc.[a]	6,196	113,015
IMS Health Inc.	3,544	58,086
Microsoft Corp.	171,087	4,744,243
Novell Inc.[a]	6,474	26,479
Paychex Inc.	7,021	199,467
Red Hat Inc.[a]	2,681	69,197
Salesforce.com Inc.[a]	1,788	101,469

		6,436,449

TELECOMMUNICATIONS – 7.35%
Adaptec Inc.[a]	2,268	7,235
ADC Telecommunications Inc.[a]	1,806	11,721
Cisco Systems Inc.[a]	112,573	2,572,293
Corning Inc.	29,843	436,006
Frontier Communications Corp.	5,837	41,851
Leap Wireless International Inc.[a]	1,087	14,370
MetroPCS Communications Inc.[a]	5,092	31,723
Plantronics Inc.	916	22,085
Polycom Inc.[a]	1,561	33,515
QUALCOMM Inc.	31,986	1,324,540

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE KLD 400 SOCIAL INDEX FUND

October 31, 2009

Security	Shares	Value
Qwest Communications International Inc.	33,260	$119,403
Sprint Nextel Corp.[a]	54,345	160,861
Tellabs Inc.[a]	7,762	46,727
3Com Corp.[a]	7,697	39,563
Verizon Communications Inc.	54,781	1,620,970
Virgin Media Inc.	6,322	88,318
Windstream Corp.	8,491	81,853

		6,653,034

TOYS, GAMES & HOBBIES – 0.15%
Mattel Inc.	6,987	132,264

		132,264

TRANSPORTATION – 2.53%
Arkansas Best Corp.	473	12,213
C.H. Robinson Worldwide Inc.	3,266	179,989
CSX Corp.	7,505	316,561
Expeditors International Washington Inc.	4,119	132,714
FedEx Corp.	5,976	434,395
Genesee & Wyoming Inc. Class Aa	720	20,887
J.B. Hunt Transport Services Inc.	1,841	55,340
Kansas City Southern Industries Inc.[a]	1,833	44,414
Norfolk Southern Corp.	7,023	327,412
Ryder System Inc.	1,043	42,294
United Parcel Service Inc. Class B	13,514	725,432

		2,291,651

TOTAL COMMON STOCKS (Cost: $95,154,636)		90,390,914

SHORT-TERM INVESTMENTS – 0.52%

MONEY MARKET FUNDS – 0.52%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[c,d,e]	323,144	323,144
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	47,605	47,605

Security	Shares	Value

Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	100,486	$100,486

		471,235

TOTAL SHORT-TERM INVESTMENTS (Cost: $471,235)		471,235

TOTAL INVESTMENTS IN SECURITIES – 100.35% (Cost: $95,625,871)		90,862,149

Other Assets, Less Liabilities – (0.35)%		(317,858)

NET ASSETS – 100.00%		$90,544,291

NVS - Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

50	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.92%

REITs - APARTMENTS – 17.52%
Apartment Investment and Management Co. Class A	1,432,890	$17,696,191
AvalonBay Communities Inc.[a]	974,352	67,015,930
BRE Properties Inc. Class A	627,190	17,078,384
Camden Property Trust	782,822	28,377,297
Equity Residential	3,339,822	96,454,059
Essex Property Trust Inc.	335,359	25,212,290
UDR Inc.	1,839,935	26,458,265

		278,292,416

REITs - DIVERSIFIED – 14.38%
Digital Realty Trust Inc.[a]	926,986	41,834,878
Duke Realty Corp.	2,734,061	30,730,846
Liberty Property Trust	1,361,667	39,992,160
Vornado Realty Trust	1,945,229	115,857,839

		228,415,723

REITs - HEALTH CARE – 15.42%
HCP Inc.	3,510,700	103,881,613
Health Care REIT Inc.[a]	1,452,224	64,435,179
Ventas Inc.	1,907,575	76,550,985

		244,867,777

REITs - HOTELS – 4.67%
Host Hotels & Resorts Inc.	7,330,543	74,111,790

		74,111,790

REITs - OFFICE PROPERTY – 14.89%
Alexandria Real Estate Equities Inc.[a]	529,836	28,701,216
Boston Properties Inc.	1,688,793	102,627,951
Corporate Office Properties Trust	699,717	23,223,607
Douglas Emmett Inc.	1,363,382	16,087,908
Mack-Cali Realty Corp.	954,521	29,542,425
SL Green Realty Corp.	938,839	36,389,400

		236,572,507

REITs - REGIONAL MALLS – 10.24%
Macerich Co. (The)[a]	1,127,368	33,595,566
Simon Property Group Inc.	1,902,003	129,126,984

		162,722,550

Security	Shares	Value
REITs - SHOPPING CENTERS – 9.40%
Federal Realty Investment Trust	720,335	$42,521,375
Kimco Realty Corp.	3,949,599	49,922,931
Regency Centers Corp.	976,419	32,758,857
Weingarten Realty Investors	1,299,868	24,047,558

		149,250,721

REITs - STORAGE – 7.08%
Public Storage	1,527,826	112,447,994

		112,447,994

REITs - WAREHOUSE/INDUSTRIAL – 6.32%
AMB Property Corp.	1,785,267	39,240,169
ProLogis	5,399,404	61,175,247

		100,415,416

TOTAL COMMON STOCKS (Cost: $2,372,847,559)		1,587,096,894

SHORT-TERM INVESTMENTS – 2.21%

MONEY MARKET FUNDS – 2.21%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[b,c,d]	28,086,575	28,086,575
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[b,c,d]	4,137,609	4,137,609
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[b,c]	2,848,228	2,848,228

		35,072,412

TOTAL SHORT-TERM INVESTMENTS
(Cost: $35,072,412)		35,072,412

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

October 31, 2009

Value

TOTAL INVESTMENTS IN SECURITIES – 102.13%
(Cost: $2,407,919,971)	$1,622,169,306

Other Assets, Less Liabilities – (2.13)%	(33,848,340)

NET ASSETS – 100.00%	$1,588,320,966

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

52	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2009

	iShares Dow Jones U.S.
	Basic Materials Sector Index Fund	Consumer Goods Sector Index Fund	Consumer Services Sector Index Fund	Financial Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$868,520,424	$372,681,057	$227,195,876	$816,010,167
Affiliated issuers (Note 2)	7,742,736	1,726,492	5,351,891	11,173,894

Total cost of investments	$876,263,160	$374,407,549	$232,547,767	$827,184,061

Investments in securities, at fair value (including securities on loana) (Note 1): Unaffiliated issuers	$683,101,333	$316,341,140	$157,938,056	$552,178,719
Affiliated issuers (Note 2)	7,742,736	1,726,492	5,351,891	11,173,894

Total fair value of investments	690,844,069	318,067,632	163,289,947	563,352,613
Receivables:
Dividends and interest	421,453	560,883	60,255	413,367
Capital shares sold	9,216	–	–	120,659

Total Assets	691,274,738	318,628,515	163,350,202	563,886,639

LIABILITIES
Payables:
Investment securities purchased	–	–	–	222,614
Collateral for securities on loan (Note 5)	6,678,137	1,261,163	5,164,650	10,286,218
Capital shares redeemed	–	–	–	166,017
Investment advisory fees (Note 2)	288,907	129,425	67,420	250,393

Total Liabilities	6,967,044	1,390,588	5,232,070	10,925,242

NET ASSETS	$684,307,694	$317,237,927	$158,118,132	$552,961,397

Net assets consist of:
Paid-in capital	$854,820,132	$404,794,509	$239,880,687	$1,010,706,119
Undistributed net investment income	436,878	904,878	83,834	338,614
Undistributed net realized gain (accumulated net realized loss)	14,469,775	(32,121,543)	(12,588,569)	(194,251,888)
Net unrealized depreciation	(185,419,091)	(56,339,917)	(69,257,820)	(263,831,448)

NET ASSETS	$684,307,694	$317,237,927	$158,118,132	$552,961,397

Shares outstanding[b]	12,950,000	6,050,000	3,100,000	11,100,000

Net asset value per share	$52.84	$52.44	$51.01	$49.82

[a]	Securities on loan with values of $6,519,711, $1,229,463, $5,038,936 and $10,036,156, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2009

	iShares Dow Jones U.S.			iShares FTSE KLD
	Industrial Sector Index Fund	Financial Services Index Fund	Real Estate Index Fund	Select Social Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$371,551,093	$470,167,712	$3,042,259,829	$116,139,793
Affiliated issuers (Note 2)	5,013,538	4,769,533	197,307,167	1,129,089

Total cost of investments	$376,564,631	$474,937,245	$3,239,566,996	$117,268,882

Investments in securities, at fair value (including securities on loana) (Note 1): Unaffiliated issuers	$254,769,918	$375,004,896	$2,598,720,791	$113,051,439
Affiliated issuers (Note 2)	5,013,538	4,769,533	197,307,167	1,129,089

Total fair value of investments	259,783,456	379,774,429	2,796,027,958	114,180,528
Receivables:
Investment securities sold	–	–	2,563,547	–
Dividends and interest	264,682	262,996	2,364,077	175,316
Capital shares sold	–	–	825,773	–

Total Assets	260,048,138	380,037,425	2,801,781,355	114,355,844

LIABILITIES
Payables:
Investment securities purchased	–	115,823	4,386,302	124,106
Collateral for securities on loan (Note 5)	4,803,080	4,566,300	192,841,316	999,334
Capital shares redeemed	6,060	–	1,963,820	–
Investment advisory fees (Note 2)	107,990	158,004	1,042,672	49,388

Total Liabilities	4,917,130	4,840,127	200,234,110	1,172,828

NET ASSETS	$255,131,008	$375,197,298	$2,601,547,245	$113,183,016

Net assets consist of:
Paid-in capital	$389,799,352	$574,016,160	$3,222,057,160	$142,433,997
Undistributed (distributions in excess of) net investment income	245,014	125,840	(13,394,195)	138,863
Accumulated net realized loss	(18,132,183)	(103,781,886)	(163,576,682)	(26,301,490)
Net unrealized depreciation	(116,781,175)	(95,162,816)	(443,539,038)	(3,088,354)

NET ASSETS	$255,131,008	$375,197,298	$2,601,547,245	$113,183,016

Shares outstanding[b]	5,300,000	7,150,000	64,250,000	2,500,000

Net asset value per share	$48.14	$52.48	$40.49	$45.27

[a]	Securities on loan with values of $4,699,961, $4,441,455, $188,450,202 and $979,018, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

54	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2009

	iShares FTSE KLD	iShares Cohen & Steers
	400 Social Index Fund	Realty Majors Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$95,154,636	$2,372,847,559
Affiliated issuers (Note 2)	471,235	35,072,412

Total cost of investments	$95,625,871	$2,407,919,971

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$90,390,914	$1,587,096,894
Affiliated issuers (Note 2)	471,235	35,072,412

Total fair value of investments	90,862,149	1,622,169,306
Receivables:
Investment securities sold	–	3,537,525
Dividends and interest	90,074	332,348
Capital shares sold	–	401,252

Total Assets	90,952,223	1,626,440,431

LIABILITIES
Payables:
Investment securities purchased	–	5,367,822
Collateral for securities on loan (Note 5)	370,749	32,224,184
Capital shares redeemed	–	53,252
Investment advisory fees (Note 2)	37,183	474,207

Total Liabilities	407,932	38,119,465

NET ASSETS	$90,544,291	$1,588,320,966

Net assets consist of:
Paid-in capital	$103,137,331	$2,925,544,791
Undistributed (distributions in excess of) net investment income	77,510	(12,776,702)
Accumulated net realized loss	(7,906,828)	(538,696,458)
Net unrealized depreciation	(4,763,722)	(785,750,665)

NET ASSETS	$90,544,291	$1,588,320,966

Shares outstanding[b]	2,300,000	34,300,000

Net asset value per share	$39.37	$46.31

[a]	Securities on loan with values of $362,346 and $31,529,934, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2009

	iShares Dow Jones U.S.
	Basic Materials Sector Index Fund	Consumer Goods Sector Index Fund	Consumer Services Sector Index Fund	Financial Sector Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$5,411,753	$4,750,372	$1,236,780	$4,530,876
Interest from affiliated issuers (Note 2)	235	151	103	284
Securities lending income from affiliated issuers (Note 2)	10,464	24,988	33,416	882,024

Total investment income	5,422,452	4,775,511	1,270,299	5,413,184

EXPENSES
Investment advisory fees (Note 2)	1,391,879	766,893	408,269	1,327,863

Total expenses	1,391,879	766,893	408,269	1,327,863

Net investment income	4,030,573	4,008,618	862,030	4,085,321

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(26,615,159)	(6,113,331)	(3,195,713)	(98,769,187)
In-kind redemptions	69,739,806	796,116	6,239,830	28,813,831

Net realized gain (loss)	43,124,647	(5,317,215)	3,044,117	(69,955,356)

Net change in unrealized appreciation (depreciation)	79,116,510	60,007,668	16,729,238	195,257,846

Net realized and unrealized gain	122,241,157	54,690,453	19,773,355	125,302,490

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$126,271,730	$58,699,071	$20,635,385	$129,387,811

[a]	Net of foreign withholding tax of $–, $–, $– and $3,012, respectively.

See notes to financial statements.

56	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2009

	iShares Dow Jones U.S.			iShares FTSE KLD
	Industrial Sector Index Fund	Financial Services Index Fund	Real Estate Index Fund	Select Social Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$2,591,189	$1,718,151	$38,740,738	$1,151,236
Interest from affiliated issuers (Note 2)	140	171	1,673	60
Securities lending income from affiliated issuers (Note 2)	8,807	743,007	363,742	26,375

Total investment income	2,600,136	2,461,329	39,106,153	1,177,671

EXPENSES
Investment advisory fees (Note 2)	570,066	818,844	4,842,503	267,820

Total expenses	570,066	818,844	4,842,503	267,820

Net investment income	2,030,070	1,642,485	34,263,650	909,851

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(4,914,466)	(55,945,638)	(318,656,536)	(7,146,008)
In-kind redemptions	1,534,216	43,766,539	316,218,169	971,731

Net realized loss	(3,380,250)	(12,179,099)	(2,438,367)	(6,174,277)

Net change in unrealized appreciation (depreciation)	37,835,359	86,245,028	337,123,971	24,616,442

Net realized and unrealized gain	34,455,109	74,065,929	334,685,604	18,442,165

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,485,179	$75,708,414	$368,949,254	$19,352,016

[a]	Net of foreign withholding tax of $–, $181, $82,682 and $–, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2009

	iShares FTSE KLD	iShares Cohen & Steers
	400 Social Index Fund	Realty Majors Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$728,852	$20,549,197
Interest from affiliated issuers (Note 2)	37	868
Securities lending income from affiliated issuers (Note 2)	157	205,048

Total investment income	729,046	20,755,113

EXPENSES
Investment advisory fees (Note 2)	192,605	2,330,650

Total expenses	192,605	2,330,650

Net investment income	536,441	18,424,463

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,938,292)	(148,309,575)
In-kind redemptions	–	37,542,171

Net realized loss	(1,938,292)	(110,767,404)

Net change in unrealized appreciation (depreciation)	14,874,889	403,730,335

Net realized and unrealized gain	12,936,597	292,962,931

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,473,038	$311,387,394

[a]	Net of foreign withholding tax of $212 and $–, respectively.

See notes to financial statements.

58	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. Basic Materials Sector Index Fund		iShares Dow Jones U.S. Consumer Goods Sector Index Fund
	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,030,573	$9,138,421	$4,008,618	$8,981,296
Net realized gain (loss)	43,124,647	34,080,677	(5,317,215)	(8,281,118)
Net change in unrealized appreciation (depreciation)	79,116,510	(349,797,386)	60,007,668	(111,633,689)

Net increase (decrease) in net assets resulting from operations	126,271,730	(306,578,288)	58,699,071	(110,933,511)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,230,026)	(9,826,249)	(3,762,712)	(8,391,588)

Total distributions to shareholders	(4,230,026)	(9,826,249)	(3,762,712)	(8,391,588)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,459,047,445	887,695,996	20,338,130	205,103,973
Cost of shares redeemed	(1,298,894,720)	(1,020,431,892)	(66,359,913)	(124,278,311)

Net increase (decrease) in net assets from capital share transactions	160,152,725	(132,735,896)	(46,021,783)	80,825,662

INCREASE (DECREASE) IN NET ASSETS	282,194,429	(449,140,433)	8,914,576	(38,499,437)

NET ASSETS
Beginning of period	402,113,265	851,253,698	308,323,351	346,822,788

End of period	$684,307,694	$402,113,265	$317,237,927	$308,323,351

Undistributed net investment income included in net assets at end of period	$436,878	$636,331	$904,878	$658,972

SHARES ISSUED AND REDEEMED
Shares sold	30,400,000	21,150,000	400,000	3,700,000
Shares redeemed	(27,150,000)	(22,100,000)	(1,350,000)	(2,450,000)

Net increase (decrease) in shares outstanding	3,250,000	(950,000)	(950,000)	1,250,000

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Consumer Services Sector Index Fund		iShares Dow Jones U.S. Financial Sector Index Fund
	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$862,030	$1,919,983	$4,085,321	$20,173,487
Net realized gain (loss)	3,044,117	(16,042,231)	(69,955,356)	(86,533,982)
Net change in unrealized appreciation (depreciation)	16,729,238	(31,561,200)	195,257,846	(334,207,024)

Net increase (decrease) in net assets resulting from operations	20,635,385	(45,683,448)	129,387,811	(400,567,519)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(918,121)	(1,818,124)	(3,755,738)	(21,560,024)

Total distributions to shareholders	(918,121)	(1,818,124)	(3,755,738)	(21,560,024)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	64,883,969	181,272,336	1,086,766,471	3,070,202,816
Cost of shares redeemed	(104,645,524)	(159,787,535)	(1,163,594,960)	(2,816,467,155)

Net increase (decrease) in net assets from capital share transactions	(39,761,555)	21,484,801	(76,828,489)	253,735,661

INCREASE (DECREASE) IN NET ASSETS	(20,044,291)	(26,016,771)	48,803,584	(168,391,882)

NET ASSETS
Beginning of period	178,162,423	204,179,194	504,157,813	672,549,695

End of period	$158,118,132	$178,162,423	$552,961,397	$504,157,813

Undistributed net investment income included in net assets at end of period	$83,834	$139,925	$338,614	$9,031

SHARES ISSUED AND REDEEMED
Shares sold	1,400,000	4,050,000	22,800,000	67,350,000
Shares redeemed	(2,300,000)	(3,450,000)	(24,450,000)	(62,350,000)

Net increase (decrease) in shares outstanding	(900,000)	600,000	(1,650,000)	5,000,000

See notes to financial statements.

60	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Industrial Sector Index Fund		iShares Dow Jones U.S. Financial Services Index Fund
	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,030,070	$6,366,559	$1,642,485	$9,978,258
Net realized loss	(3,380,250)	(27,941,537)	(12,179,099)	(120,727,249)
Net change in unrealized appreciation (depreciation)	37,835,359	(156,077,096)	86,245,028	(110,653,517)

Net increase (decrease) in net assets resulting from operations	36,485,179	(177,652,074)	75,708,414	(221,402,508)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,015,645)	(6,217,500)	(2,128,150)	(10,086,350)

Total distributions to shareholders	(2,015,645)	(6,217,500)	(2,128,150)	(10,086,350)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	53,145,175	55,891,162	283,864,025	586,566,779
Cost of shares redeemed	(46,336,750)	(77,554,133)	(299,359,368)	(371,994,672)

Net increase (decrease) in net assets from capital share transactions	6,808,425	(21,662,971)	(15,495,343)	214,572,107

INCREASE (DECREASE) IN NET ASSETS	41,277,959	(205,532,545)	58,084,921	(16,916,751)

NET ASSETS
Beginning of period	213,853,049	419,385,594	317,112,377	334,029,128

End of period	$255,131,008	$213,853,049	$375,197,298	$317,112,377

Undistributed net investment income included in net assets at end of period	$245,014	$230,589	$125,840	$611,505

SHARES ISSUED AND REDEEMED
Shares sold	1,150,000	1,100,000	5,650,000	11,600,000
Shares redeemed	(1,050,000)	(1,850,000)	(6,150,000)	(7,550,000)

Net increase (decrease) in shares outstanding	100,000	(750,000)	(500,000)	4,050,000

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Real Estate Index Fund		iShares FTSE KLD Select Social Index Fund
	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$34,263,650	$77,846,593	$909,851	$2,161,305
Net realized loss	(2,438,367)	(688,781,056)	(6,174,277)	(17,136,860)
Net change in unrealized appreciation (depreciation)	337,123,971	(484,947,263)	24,616,442	(27,156,091)

Net increase (decrease) in net assets resulting from operations	368,949,254	(1,095,881,726)	19,352,016	(42,131,646)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(47,657,845)	(132,744,085)	(914,080)	(2,126,833)

Total distributions to shareholders	(47,657,845)	(132,744,085)	(914,080)	(2,126,833)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,038,606,819	19,741,554,245	5,741,002	22,108,070
Cost of shares redeemed	(7,479,432,251)	(18,851,956,953)	(5,901,969)	(3,504,505)

Net increase (decrease) in net assets from capital share transactions	559,174,568	889,597,292	(160,967)	18,603,565

INCREASE (DECREASE) IN NET ASSETS	880,465,977	(339,028,519)	18,276,969	(25,654,914)

NET ASSETS
Beginning of period	1,721,081,268	2,060,109,787	94,906,047	120,560,961

End of period	$2,601,547,245	$1,721,081,268	$113,183,016	$94,906,047

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(13,394,195)	$–	$138,863	$143,092

SHARES ISSUED AND REDEEMED
Shares sold	217,700,000	505,700,000	150,000	500,000
Shares redeemed	(205,400,000)	(483,650,000)	(150,000)	(100,000)

Net increase in shares outstanding	12,300,000	22,050,000	–	400,000

See notes to financial statements.

62	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares FTSE KLD 400 Social Index Fund		iShares Cohen & Steers Realty Majors Index Fund
	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$536,441	$1,058,097	$18,424,463	$65,468,015
Net realized loss	(1,938,292)	(5,500,038)	(110,767,404)	(652,889,696)
Net change in unrealized appreciation (depreciation)	14,874,889	(16,815,649)	403,730,335	(925,068,227)

Net increase (decrease) in net assets resulting from operations	13,473,038	(21,257,590)	311,387,394	(1,512,489,908)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(535,152)	(1,063,887)	(31,201,165)	(104,719,377)

Total distributions to shareholders	(535,152)	(1,063,887)	(31,201,165)	(104,719,377)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	11,792,396	34,610,777	386,473,079	1,184,430,585
Cost of shares redeemed	–	(4,925,975)	(202,550,252)	(986,018,491)

Net increase in net assets from capital share transactions	11,792,396	29,684,802	183,922,827	198,412,094

INCREASE (DECREASE) IN NET ASSETS	24,730,282	7,363,325	464,109,056	(1,418,797,191)

NET ASSETS
Beginning of period	65,814,009	58,450,684	1,124,211,910	2,543,009,101

End of period	$90,544,291	$65,814,009	$1,588,320,966	$1,124,211,910

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$77,510	$76,221	$(12,776,702)	$–

SHARES ISSUED AND REDEEMED
Shares sold	300,000	950,000	8,900,000	20,000,000
Shares redeemed	–	(150,000)	(4,800,000)	(19,600,000)

Net increase in shares outstanding	300,000	800,000	4,100,000	400,000

See notes to financial statements.

FINANCIAL STATEMENTS	63

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Basic Materials Sector Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005

Net asset value, beginning of period	$41.45	$79.93	$66.33	$58.81	$47.18	$42.25

Income from investment operations:
Net investment income	0.34 [a]	1.03 [a]	1.09 [a]	1.16 [a]	0.94	0.72
Net realized and unrealized gain (loss)[b]	11.37	(38.35)	13.57	7.53	11.63	4.94

Total from investment operations	11.71	(37.32)	14.66	8.69	12.57	5.66

Less distributions from:
Net investment income	(0.32)	(1.16)	(1.06)	(1.17)	(0.94)	(0.73)

Total distributions	(0.32)	(1.16)	(1.06)	(1.17)	(0.94)	(0.73)

Net asset value, end of period	$52.84	$41.45	$79.93	$66.33	$58.81	$47.18

Total return	28.32%[c]	(46.86)%	22.24%	15.10%	26.99%	13.41%

Ratios/Supplemental data:
Net assets, end of period (000s)	$684,308	$402,113	$851,254	$633,414	$502,815	$412,854
Ratio of expenses to average net assets[d]	0.48%	0.47%	0.48%	0.48%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	1.38%	1.85%	1.49%	2.00%	1.83%	1.53%
Portfolio turnover rate[e]	6%	15%	4%	13%	6%	6%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Consumer Goods Sector Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005

Net asset value, beginning of period	$44.05	$60.32	$62.79	$54.33	$51.35	$52.17

Income from investment operations:
Net investment income	0.62 [a]	1.32 [a]	1.09 [a]	1.23 [a]	0.91	0.76
Net realized and unrealized gain (loss)[b]	8.37	(16.40)	(2.36)	8.40	2.97	(0.82)

Total from investment operations	8.99	(15.08)	(1.27)	9.63	3.88	(0.06)

Less distributions from:
Net investment income	(0.60)	(1.19)	(1.20)	(1.17)	(0.90)	(0.76)

Total distributions	(0.60)	(1.19)	(1.20)	(1.17)	(0.90)	(0.76)

Net asset value, end of period	$52.44	$44.05	$60.32	$62.79	$54.33	$51.35

Total return	20.51%[c]	(25.16)%	(2.07)%	17.93%	7.59%	(0.09)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$317,238	$308,323	$346,823	$364,206	$344,986	$421,104
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	2.50%	2.67%	1.75%	2.13%	1.71%	1.54%
Portfolio turnover rate[e]	2%	10%	5%	5%	6%	9%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Consumer Services Sector Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005

Net asset value, beginning of period	$44.54	$60.05	$69.56	$61.61	$55.82	$55.54

Income from investment operations:
Net investment income	0.24 [a]	0.57 [a]	0.44 [a]	0.35 [a]	0.16	0.15
Net realized and unrealized gain (loss)[b]	6.48	(15.50)	(9.29)	7.98	5.79	0.29

Total from investment operations	6.72	(14.93)	(8.85)	8.33	5.95	0.44

Less distributions from:
Net investment income	(0.25)	(0.58)	(0.66)	(0.38)	(0.16)	(0.15)
Return of capital	–	–	–	–	(0.00)[c]	(0.01)

Total distributions	(0.25)	(0.58)	(0.66)	(0.38)	(0.16)	(0.16)

Net asset value, end of period	$51.01	$44.54	$60.05	$69.56	$61.61	$55.82

Total return	15.13%[d]	(24.85)%	(12.77)%	13.56%	10.66%	0.79%

Ratios/Supplemental data:
Net assets, end of period (000s)	$158,118	$178,162	$204,179	$326,935	$255,664	$251,212
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.60%	0.60%
Ratio of net investment income to average net assets[e]	1.01%	1.19%	0.67%	0.54%	0.26%	0.25%
Portfolio turnover rate[f]	3%	6%	6%	7%	6%	13%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Financial Sector Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005

Net asset value, beginning of period	$39.54	$86.78	$118.13	$108.56	$90.88	$87.48

Income from investment operations:
Net investment income	0.35 [a]	1.68 [a]	2.52 [a]	2.23 [a]	2.17	1.95
Net realized and unrealized gain (loss)[b]	10.25	(46.95)	(31.52)	9.78	17.57	3.22

Total from investment operations	10.60	(45.27)	(29.00)	12.01	19.74	5.17

Less distributions from:
Net investment income	(0.32)	(1.97)	(2.35)	(2.38)	(2.06)	(1.77)
Return of capital	–	–	–	(0.06)	–	–

Total distributions	(0.32)	(1.97)	(2.35)	(2.44)	(2.06)	(1.77)

Net asset value, end of period	$49.82	$39.54	$86.78	$118.13	$108.56	$90.88

Total return	26.85%[c]	(52.67)%	(24.81)%	11.20%	21.96%	5.89%

Ratios/Supplemental data:
Net assets, end of period (000s)	$552,961	$504,158	$672,550	$478,438	$396,237	$299,907
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	1.47%	3.37%	2.54%	1.98%	2.26%	2.23%
Portfolio turnover rate[e]	10%	15%	6%	10%	6%	7%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Industrial Sector Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005

Net asset value, beginning of period	$41.13	$70.48	$70.02	$64.29	$53.22	$48.43

Income from investment operations:
Net investment income	0.39 [a]	1.09 [a]	0.89 [a]	0.77 [a]	0.62	0.49
Net realized and unrealized gain (loss)[b]	7.01	(29.35)	0.47	5.73	11.07	4.79

Total from investment operations	7.40	(28.26)	1.36	6.50	11.69	5.28

Less distributions from:
Net investment income	(0.39)	(1.09)	(0.90)	(0.77)	(0.62)	(0.49)

Total distributions	(0.39)	(1.09)	(0.90)	(0.77)	(0.62)	(0.49)

Net asset value, end of period	$48.14	$41.13	$70.48	$70.02	$64.29	$53.22

Total return	18.06%[c]	(40.24)%	1.91%	10.24%	22.07%	10.90%

Ratios/Supplemental data:
Net assets, end of period (000s)	$255,131	$213,853	$419,386	$308,109	$286,076	$236,838
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	1.70%	2.11%	1.24%	1.22%	1.06%	0.97%
Portfolio turnover rate[e]	2%	6%	4%	4%	7%	5%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Financial Services Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005

Net asset value, beginning of period	$41.45	$92.79	$132.71	$124.37	$104.92	$100.61

Income from investment operations:
Net investment income	0.24 [a]	1.93 [a]	3.14 [a]	2.74 [a]	2.57 [a]	2.22
Net realized and unrealized gain (loss)[b]	11.11	(51.27)	(40.34)	8.23	19.39	4.25

Total from investment operations	11.35	(49.34)	(37.20)	10.97	21.96	6.47

Less distributions from:
Net investment income	(0.32)	(2.00)	(2.72)	(2.63)	(2.51)	(2.16)

Total distributions	(0.32)	(2.00)	(2.72)	(2.63)	(2.51)	(2.16)

Net asset value, end of period	$52.48	$41.45	$92.79	$132.71	$124.37	$104.92

Total return	27.46%[c]	(53.73)%	(28.37)%	8.93%	21.21%	6.44%

Ratios/Supplemental data:
Net assets, end of period (000s)	$375,197	$317,112	$334,029	$285,333	$211,433	$141,645
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	0.96%	3.53%	2.88%	2.15%	2.29%	2.20%
Portfolio turnover rate[e]	11%	19%	9%	9%	9%	7%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Real Estate Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005

Net asset value, beginning of period	$33.13	$68.90	$85.64	$71.05	$59.42	$46.57

Income from investment operations:
Net investment income[a]	0.64	1.94	1.95	1.87	2.58	2.56
Net realized and unrealized gain (loss)[b]	7.58	(34.81)	(15.72)	15.84	11.66	12.85

Total from investment operations	8.22	(32.87)	(13.77)	17.71	14.24	15.41

Less distributions from:
Net investment income	(0.86)	(2.90)	(1.79)	(1.44)	(1.56)	(1.77)
Net realized gain	–	–	–	(0.12)	(0.44)	–
Return of capital	–	–	(1.18)	(1.56)	(0.61)	(0.79)

Total distributions	(0.86)	(2.90)	(2.97)	(3.12)	(2.61)	(2.56)

Net asset value, end of period	$40.49	$33.13	$68.90	$85.64	$71.05	$59.42

Total return	25.11%[c]	(48.42)%	(16.16)%	25.35%	24.42%	33.62%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,601,547	$1,721,081	$2,060,110	$1,815,535	$1,236,258	$736,783
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	3.38%	4.50%	2.75%	2.33%	3.92%	4.56%
Portfolio turnover rate[e]	13%	20%	7%	29%	19%	16%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE KLD Select Social Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jan. 24, 2005[a] to Apr. 30, 2005

Net asset value, beginning of period	$37.96	$57.41	$61.30	$55.31	$49.02	$49.69

Income from investment operations:
Net investment income	0.37 [b]	0.92 [b]	0.85 [b]	0.75 [b]	0.67	0.18
Net realized and unrealized gain (loss)[c]	7.31	(19.47)	(3.92)	6.12	6.26	(0.71)

Total from investment operations	7.68	(18.55)	(3.07)	6.87	6.93	(0.53)

Less distributions from:
Net investment income	(0.37)	(0.90)	(0.82)	(0.88)	(0.64)	(0.14)

Total distributions	(0.37)	(0.90)	(0.82)	(0.88)	(0.64)	(0.14)

Net asset value, end of period	$45.27	$37.96	$57.41	$61.30	$55.31	$49.02

Total return	20.30%[d]	(32.47)%	(5.08)%	12.58%	14.20%	(1.07)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$113,183	$94,906	$120,561	$91,956	$129,975	$41,669
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	1.70%	2.08%	1.41%	1.34%	1.32%	1.16%
Portfolio turnover rate[f]	23%	52%	29%	46%	46%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE KLD 400 Social Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Period from Nov. 14, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$32.91	$48.71	$52.92	$50.33

Income from investment operations:
Net investment income[b]	0.26	0.66	0.71	0.36
Net realized and unrealized gain (loss)[c]	6.46	(15.80)	(4.32)	2.51

Total from investment operations	6.72	(15.14)	(3.61)	2.87

Less distributions from:
Net investment income	(0.26)	(0.66)	(0.60)	(0.28)

Total distributions	(0.26)	(0.66)	(0.60)	(0.28)

Net asset value, end of period	$39.37	$32.91	$48.71	$52.92

Total return	20.48%[d]	(31.21)%	(6.89)%	5.72%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$90,544	$65,814	$58,451	$26,458
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	1.39%	1.80%	1.40%	1.51%
Portfolio turnover rate[f]	12%	13%	5%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Cohen & Steers Realty Majors Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005

Net asset value, beginning of period	$37.23	$85.34	$103.14	$82.51	$66.57	$50.31

Income from investment operations:
Net investment income[a]	0.58	2.05	2.12	1.95	2.68	2.67
Net realized and unrealized gain (loss)[b]	9.48	(46.92)	(16.58)	21.76	16.13	16.45

Total from investment operations	10.06	(44.87)	(14.46)	23.71	18.81	19.12

Less distributions from:
Net investment income	(0.98)	(3.24)	(2.14)	(1.68)	(1.82)	(2.01)
Net realized gain	–	–	(0.49)	–	(0.00)[c]	–
Return of capital	–	–	(0.71)	(1.40)	(1.05)	(0.85)

Total distributions	(0.98)	(3.24)	(3.34)	(3.08)	(2.87)	(2.86)

Net asset value, end of period	$46.31	$37.23	$85.34	$103.14	$82.51	$66.57

Total return	27.48%[d]	(53.43)%	(13.97)%	29.16%	28.76%	38.61%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,588,321	$1,124,212	$2,543,009	$2,970,537	$2,033,906	$1,298,080
Ratio of expenses to average net assets[e]	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[e]	2.77%	3.68%	2.44%	2.03%	3.55%	4.36%
Portfolio turnover rate[f]	8%	17%	9%	14%	18%	28%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Consumer Goods Sector, iShares Dow Jones U.S. Consumer Services Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Financial Services, iShares Dow Jones U.S. Real Estate, iShares FTSE KLD Select Social (formerly iShares KLD Select SocialSM Index Fund), iShares FTSE KLD 400 Social (formerly iShares KLD 400 Social Index Fund) and iShares Cohen & Steers Realty Majors Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares FTSE KLD Select Social and iShares FTSE KLD 400 Social Index Funds, which are classified as diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

74	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of October 31, 2009, the values of each Fund’s investments were classified as Level 1 Prices. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended October 31, 2009.

The Funds had tax basis net capital loss carryforwards as of April 30, 2009, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Total
Dow Jones U.S. Basic Materials Sector	$–	$164,820	$213,728	$–	$–	$2,166,892	$2,533,237	$8,036,664	$13,115,341
Dow Jones U.S. Consumer Goods Sector	335,628	786,981	439,017	331,603	6,571,402	1,320,322	–	1,597,881	11,382,834
Dow Jones U.S. Consumer Services Sector	–	–	413,714	590,495	2,292,509	183,523	–	3,693,668	7,173,909
Dow Jones U.S. Financial Sector	–	–	775,502	–	–	38,903	2,428,708	50,933,047	54,176,160
Dow Jones U.S. Industrial Sector	96,542	1,969,600	–	3,141,753	–	230,285	–	276,129	5,714,309
Dow Jones U.S. Financial Services	–	–	458,579	–	–	–	1,046,051	40,231,342	41,735,972
Dow Jones U.S. Real Estate	–	–	–	–	–	–	5,932,275	11,480,734	17,413,009
FTSE KLD Select Social	–	–	–	–	228,408	156,260	300,573	5,925,300	6,610,541
FTSE KLD 400 Social	–	–	–	–	–	–	76,620	1,399,277	1,475,897
Cohen & Steers Realty Majors	–	–	–	–	–	–	–	204,454,223	204,454,223

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

76	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended October 31, 2009, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended October 31, 2009 are disclosed in the Funds’ Statements of Operations.

As of October 31, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

Dow Jones U.S. Basic Materials Sector	$884,130,229	$–	$(193,286,160)	$(193,286,160)
Dow Jones U.S. Consumer Goods Sector	380,613,530	–	(62,545,898)	(62,545,898)
Dow Jones U.S. Consumer Services Sector	233,856,711	1,151,418	(71,718,182)	(70,566,764)
Dow Jones U.S. Financial Sector	843,304,079	–	(279,951,466)	(279,951,466)
Dow Jones U.S. Industrial Sector	379,790,846	–	(120,007,390)	(120,007,390)
Dow Jones U.S. Financial Services	509,449,303	–	(129,674,874)	(129,674,874)
Dow Jones U.S. Real Estate	3,270,319,322	–	(474,291,364)	(474,291,364)
FTSE KLD Select Social	121,343,209	4,756,201	(11,918,882)	(7,162,681)
FTSE KLD 400 Social	97,640,284	1,944,055	(8,722,190)	(6,778,135)
Cohen & Steers Realty Majors	2,562,771,295	–	(940,601,989)	(940,601,989)

Management has reviewed the tax positions as of October 31, 2009, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Prior to December 1, 2009, BFA was known as Barclays Global Fund Advisors, or “BGFA.” See Note 6 for additional detail.

For its investment advisory services to each of the iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Consumer Goods Sector, iShares Dow Jones U.S. Consumer Services Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Financial Services and iShares Dow Jones U.S. Real Estate Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares FTSE KLD Select Social, iShares FTSE KLD 400 Social and iShares Cohen & Steers Realty Majors Index Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
FTSE KLD Select Social	0.50%
FTSE KLD 400 Social	0.50
Cohen & Steers Realty Majors	0.35

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), BlackRock Institutional Trust Company, N.A. (“BTC”) serves as securities lending agent for the Funds. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended October 31, 2009, BTC earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Basic Materials Sector	$ 10,464
Dow Jones U.S. Consumer Goods Sector	24,988
Dow Jones U.S. Consumer Services Sector	33,416
Dow Jones U.S. Financial Sector	882,024
Dow Jones U.S. Industrial Sector	8,807

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Financial Services	$743,007
Dow Jones U.S. Real Estate	363,742
FTSE KLD Select Social	26,375
FTSE KLD 400 Social	157
Cohen & Steers Realty Majors	205,048

Each Fund may invest in certain money market funds managed by BFA, the Funds’ investment adviser, including the BlackRock Cash Funds: Government (“GMMF”), BlackRock Cash Funds: Institutional (“IMMF”), BlackRock Cash Funds: Prime (“PMMF”), and BlackRock Cash Funds: Treasury (“TMMF”) (previously known as the Government Money Market Fund, Institutional Money Market Fund, Prime Money Market Fund and Treasury Money Market Fund, respectively, of Barclays Global Investors Funds). These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

78	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2009 were as follows:

iShares Index Fund	Purchases	Sales
Dow Jones U.S. Basic Materials Sector	$ 30,921,974	$30,987,339
Dow Jones U.S. Consumer Goods Sector	7,707,804	7,881,794
Dow Jones U.S. Consumer Services Sector	4,619,440	4,652,706
Dow Jones U.S. Financial Sector	54,027,744	53,300,274
Dow Jones U.S. Industrial Sector	4,910,373	4,908,765
Dow Jones U.S. Financial Services	38,357,986	38,141,120
Dow Jones U.S. Real Estate	259,841,856	255,637,152
FTSE KLD Select Social	25,453,874	24,717,204
FTSE KLD 400 Social	9,175,790	9,164,120
Cohen & Steers Realty Majors	109,645,113	111,528,499

In-kind transactions (see Note 4) for the six months ended October 31, 2009 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Dow Jones U.S. Basic Materials Sector	$1,455,717,859	$1,296,102,858
Dow Jones U.S. Consumer Goods Sector	20,259,586	66,005,137
Dow Jones U.S. Consumer Services Sector	64,800,043	104,502,146
Dow Jones U.S. Financial Sector	1,081,305,815	1,157,937,184
Dow Jones U.S. Industrial Sector	53,026,959	46,243,911
Dow Jones U.S. Financial Services	283,262,069	298,786,461
Dow Jones U.S. Real Estate	7,855,568,704	7,302,222,210
FTSE KLD Select Social	5,731,169	5,889,273
FTSE KLD 400 Social	11,757,557	–
Cohen & Steers Realty Majors	374,908,915	194,431,039

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

As of October 31, 2009, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The market value of the securities on loan as of October 31, 2009 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BTC as securities lending agent.

6. SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Funds as of and for the six months ended October 31, 2009, events and transactions through December 21, 2009, the date the financial statements are available to be issued, have been evaluated by the Funds’ management for possible adjustment and/or disclosure.

On December 1, 2009, BlackRock, Inc. completed a transaction whereby it acquired the interests in BlackRock Fund Advisors (formerly BGFA) and certain affiliated companies from Barclays PLC (the “Transaction”).

Under the 1940 Act, completion of the Transaction caused the automatic termination of each Fund’s prior investment advisory agreement with BGFA. In order for the management of each Fund to continue uninterrupted, the Board approved a new investment advisory agreement with BFA, subject to shareholder approval. On November 4, 2009, a special meeting of shareholders of the Funds was called to consider, among other proposals, the approval of the new advisory agreement. The results of the shareholder voting can be found in the “Shareholder Meeting Results” disclosure following the notes to the financial statements.

80	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Meeting Results (Unaudited)

iSHARES® TRUST

Two separate special meetings of shareholders of iShares Trust were held on November 4, 2009. The shareholder meeting for the iShares Dow Jones U.S. Financial Sector Index Fund was adjourned until November 19, 2009. The proposals acted upon by shareholders at the special meetings and the results of the shareholder vote were as follows:

First Meeting

Shareholders of the Funds approved Proposal 1. Proposal 2 did not apply to the Funds.

Proposal 1

To approve a new investment advisory agreement between the Trust and BGFA, on behalf of each Fund, which took effect upon the consummation of the Barclays PLC binding agreement to sell its interest in BGFA and certain affiliated companies to BlackRock, Inc. (the “Transaction”).

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes*
Dow Jones U.S. Basic Materials Sector	5,907,842	74,421	96,901	–
Dow Jones U.S. Consumer Goods Sector	2,554,434	40,418	31,619	845,808
Dow Jones U.S. Consumer Services Sector	1,431,783	12,407	10,010	255,191
Dow Jones U.S. Financial Sector	4,256,170	100,699	84,798	1,077,848
Dow Jones U.S. Industrial Sector	1,803,518	60,860	36,993	652,509
Dow Jones U.S. Financial Services	2,624,707	40,458	41,315	620,306
Dow Jones U.S. Real Estate	26,432,272	1,418,571	507,563	–
FTSE KLD Select Social	1,342,781	29,144	38,147	–
FTSE KLD 400 Social	905,837	20,853	13,327	120,660
Cohen & Steers Realty Majors	15,309,503	1,886,134	205,391	–

Proposal 2

To approve a change in the classification of certain funds’ investment objective from a fundamental investment policy to a non-fundamental investment policy.

SHAREHOLDER MEETING RESULTS	81

Shareholder Meeting Results (Unaudited) (Continued)

iSHARES® TRUST

Second Meeting

This proposal was approved by the shareholders of the Trust on November 4, 2009. All nominees who previously served as Trustees of the Trust were re-elected and the term of their election commenced immediately. Robert S. Kapito was newly elected as a Trustee to the Trust and the term of his election took effect upon the consummation of the Transaction.

Proposal 1**

To elect a Board of Trustees of the Trust.

Independent Trustee	Votes For	Votes Withheld
George G.C. Parker	3,275,616,398	76,114,140
J. Darrell Duffie	3,155,645,073	196,085,465
Cecilia H. Herbert	3,284,632,277	67,098,261
Charles A. Hurty	3,283,313,465	68,417,073
John E. Kerrigan	3,285,163,741	66,566,797
John E. Martinez	3,284,826,244	66,904,294
Robert H. Silver	3,294,357,381	57,373,157

Interested Trustee	Votes For	Votes Withheld
Robert S. Kapito	3,229,642,767	122,087,770
Lee T. Kranefuss	2,147,369,285	1,204,361,252

*	Broker non-votes are proxies received by the Fund from brokers or nominees who did not receive instructions from the beneficial owner or other persons entitled to vote and who have no discretionary power to vote on a particular matter. Broker non-votes have the effect of a vote against the proposal.
**	Denotes Trust-wide proposal and voting results.

82	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Previous Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 16-17, 2009, the Board approved the selection of BFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BFA. In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BFA

Based on management’s representations, the Board expected that there will be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over the past year. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio transaction policies and procedures. The Board further noted that BFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as any of the Funds; therefore, directly comparable performance information was generally not available. However, the Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three- and five-year periods, as applicable, and the “last quarter” period ended March 31, 2009, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed,

BOARD REVIEW AND APPROVAL OF PREVIOUS INVESTMENT ADVISORY CONTRACT	83

Board Review and Approval of Previous Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

a comparison of such Fund’s performance to that of such relevant comparison funds. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in their respective Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BFA AND AFFILIATES

The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the investment advisory fee rates of the iShares Cohen & Steers Realty Majors Index Fund, iShares FTSE KLD 400 Social and iShares FTSE KLD Select Social Index Funds, as the assets of those Funds increase. However, the Board further noted that possible future economies of scale for these Funds had been taken into consideration by fixing the investment advisory fee rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structuring with declining breakpoints where the initial fee was higher. The Board was also presented with materials regarding the current breakpoints in the investment advisory fee rates at certain asset levels of the iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Consumer Goods Sector, iShares Dow Jones U.S. Consumer Services Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Financial Services and iShares Dow Jones U.S. Real Estate Index Funds on an aggregate basis with certain other iShares funds. The Board noted that the asset size of each of the Funds except the iShares Dow Jones U.S. Consumer Goods Sector Index Fund and the iShares FTSE KLD 400 Social Index Fund decreased over the past twelve months. The Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and that BFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that the current breakpoints were appropriate and warranted at this juncture for the identified Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of economies of scale with the Funds’ shareholders.

84	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Previous Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BFA or BTC, an affiliate of BFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparable investment advisory/management fee information was not available for the Funds, as BFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as any of the Funds. However, the Board noted that BFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as any payment of revenue to BTC, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BFA and BTC in connection with any investments by the Funds in other funds for which BFA provides investment advisory services and/or BTC provides administration services. The Board noted that while revenue to BTC in connection with securities lending agency services to the iShares funds increased overall as against the previous year, overall revenue increased by approximately the same percentage as overall expenses. The Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF PREVIOUS INVESTMENT ADVISORY CONTRACT	85

Board Review and Approval of New Investment Advisory Agreements (Unaudited)

iSHARES® TRUST

On June 16, 2009, Barclays Bank PLC (“Barclays”) entered into an agreement to sell its interest in the Barclays Global Investors asset management business, which includes BTC (formerly known as BGI) and its business of advising, sponsoring and distributing exchange-traded funds, to BlackRock, Inc. (“BlackRock”). On December 1, 2009, the subsidiaries of Barclays operating the former BGI business, including BFA, were sold to BlackRock (the “Transaction”).

BFA currently serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Previous Advisory Agreement”). Under the 1940 Act, the Transaction resulted in the automatic termination of the Previous Advisory Agreement. In order for the management of each Fund to continue uninterrupted, the Board approved interim and new investment advisory agreements (the “New Advisory Agreements”) with the Trust, the latter of which was subsequently approved by each Fund’s shareholders.

BOARD CONSIDERATIONS IN APPROVING THE NEW ADVISORY AGREEMENT

At an in-person Board meeting held on August 13, 2009, the Board, including the Independent Trustees, unanimously approved the New Advisory Agreement between BFA and the Trust, on behalf of its Funds after consideration of all factors determined to be relevant to the Board’s deliberations, including those discussed below.

The Approval Process – At telephonic and in-person meetings held in June, July and August of this year, the Board, including the Independent Trustees, discussed the Transaction and the New Advisory Agreements for the Funds.

In preparation for their consideration of the New Advisory Agreements, the Trustees received, in response to a written due diligence request prepared by the Board and its independent counsel and provided to BlackRock, BTC and BFA, comprehensive written information covering a range of issues and received, in response to their additional requests, further information in advance of and at the August 13, 2009 in-person Board meeting. To assist the Board in its consideration of the New Advisory Agreements, BlackRock provided materials and information about itself, including its history, management, investment, risk management and compliance capabilities and processes, and financial condition, and BFA provided materials and information about the Transaction. In addition, the Independent Trustees consulted with their independent legal counsel and Fund counsel on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the Board’s deliberations.

In June 2009, the Board had performed a full annual review of, or initially approved, as applicable, the Previous Investment Advisory Agreement between BFA and the Trust, on behalf of its Funds for each Fund as required by the 1940 Act and, after reviewing, among other things, the investment capabilities, resources and personnel of BFA, determined that the nature, extent and quality of the services provided by BFA under the Previous Advisory Agreements were appropriate. The Board also determined that the advisory fees paid by each Fund, taking into account any applicable agreed-upon fee waivers and breakpoints, were fair and reasonable in light of the services provided, the costs to BFA of providing those services, economies of scale, the fees and other expenses paid by similar funds (including information provided by Lipper, Inc. (“Lipper”)), and such other circumstances as the Trustees considered relevant in the exercise of their reasonable judgment. The Board approved the Previous Advisory Agreements on June 17, 2009.

In advance of the June 2009 Board meeting, the Board requested and received materials specifically relating to each Fund’s Previous Advisory Agreement. These materials were prepared for each Fund, and included information (i) compiled by Lipper on the fees and expenses and the investment performance of the Fund as compared to a comparable group of funds as classified by Lipper; (ii) prepared by BFA discussing market conditions generally; (iii) on the profitability to BFA of the Previous Advisory Agreements and other payments received by BFA and its affiliates from the Funds; and (iv) provided by BFA concerning services related to the valuation and pricing of Fund portfolio holdings, and direct and indirect benefits to BFA and its affiliates from their relationship with the Fund.

86	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

At the June 17, July 29 and August 13, 2009 Board meetings, the Trustees discussed with representatives of BTC, BFA and BlackRock, the management, investment, risk management and compliance capabilities and processes, and financial condition of BlackRock, the Transaction and its rationale, and BlackRock’s general plans and intentions regarding BFA and the Funds. At these Board meetings, representatives of BTC, BFA and BlackRock made various presentations to, and responded to questions from, the Board. The Board also inquired about the plans for, and anticipated roles and responsibilities of, the employees and officers of BFA in connection with the Transaction, including the anticipated senior management structure of BFA following the completion of the Transaction. The Independent Trustees also conferred separately and with their independent legal counsel about the Transaction and other matters related to the Transaction on a number of occasions. After the presentations and after reviewing the written materials provided, the Independent Trustees met in executive sessions with their independent legal counsel at the June, July and August 2009 Board meetings to consider the Transaction, its expected impact on BFA and the Funds, and the New Advisory Agreements.

In connection with the Board’s review of the New Advisory Agreements, BTC, BFA and/or BlackRock, as applicable, provided the Board with information about a variety of matters. The Board considered, among other things, the following information:

•	the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of the combined company;

•

that there is not expected to be any diminution in the nature, quality and extent of services provided to the Funds and their shareholders by BFA, including portfolio management and compliance services;

•

that BFA and BlackRock have no present intention to alter the advisory fee rates and expense arrangements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction;

•	that it is expected that substantially all of the current employees of BFA will remain employees of BFA and will continue to provide services to the Funds following the Transaction;

•

that the Funds may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions® brand name;

•	that the Funds are expected to continue to be sold through existing distribution channels;

•	that the Funds will have access to greater distribution resources through BlackRock’s relationships with third party brokers and retirement plan platforms;

•	that the parties to the Transaction agreement have agreed to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act in relation to the Funds;

•

that Barclays or one of its affiliates has agreed to pay all expenses of the Funds in connection with the Board’s consideration of the New Advisory Agreements and all costs of seeking shareholder approval of the New Advisory Agreements; and

•

that Barclays and BlackRock would derive benefits from the Transaction and that, as a result, they may have a different financial interest in the matters that were being considered than do Fund shareholders.

The Board did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors discussed below. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. In their deliberations, the Trustees considered information received in

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	87

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

connection with their most recent approval or continuation of each Previous Advisory Agreement at the June 2009 Board meeting, in addition to information provided by BTC, BFA and BlackRock regarding BlackRock and the Transaction, in connection with their evaluation of the terms and conditions of the New Advisory Agreements. The Trustees, including a majority of the Independent Trustees, concluded that the terms of the New Advisory Agreements are appropriate, that the fees to be paid are reasonable in light of the services to be provided to each Fund, and that the New Advisory Agreements should be approved and recommended to Fund shareholders. In voting to approve the New Advisory Agreements in respect of each Fund, the Board considered in particular the following factors:

The nature, extent and quality of services to be provided by BFA and its affiliates – In connection with their consideration of the New Advisory Agreements, the Board considered representations by BFA, BTC and BlackRock that there would be no diminution in the scope of services required of or provided by BFA under the New Advisory Agreements for each Fund as compared to the scope of services provided by BFA under the Previous Advisory Agreement. In reviewing the scope of these services at the June and August 2009 Board meetings, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including over the past year, including investments in technology and increasing the number of their employees supporting the Funds. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board noted that it expects that these reports and discussions will continue following the consummation of the Transaction. In addition to the above considerations, the Board considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio transaction policies and procedures. The Board further took into account that, with respect to most of the Funds, BFA does not serve as investment adviser for other series of registered investment companies with substantially similar investment objectives and strategies; therefore, directly comparable performance information was generally not available for most Funds. The Board also considered each Fund’s record of performing in accordance with its investment objective.

In connection with the investment advisory services to be provided under the New Advisory Agreements, the Board took into account detailed discussions with representatives of BFA at the June 2009 Board meeting and at prior Board meetings regarding the management of each Fund. In addition to the investment advisory services to be provided to the Funds, the Board, at the August 2009 Board meeting, considered that BFA also will continue to provide management and administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds, and that these services were expected to be consistent with the services BFA performed under the Previous Advisory Agreements.

The Board noted the representations of BFA, BTC and BlackRock that the Transaction was not expected to have any adverse effect on the resources and strengths of BFA in managing the Funds. The Board also considered that the Funds and their shareholders may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions® brand name. The Board discussed BlackRock’s current financial condition, its anticipated financial condition following the completion of the Transaction and its lines of business. The Board also discussed BFA’s anticipated financial condition following the completion of the Transaction. The Board discussed BlackRock’s current ownership structure and expected ownership structure following the completion of the Transaction. The Board was advised that BlackRock operates as an independent firm, with its own Board of Directors and no majority shareholder. The Board was also advised that while BlackRock’s largest shareholders, Merrill Lynch, a wholly owned subsidiary of Bank of America, and PNC, are important clients and strategic partners of BlackRock, they are not involved in the firm’s day-to-day management or operations.

Based on the discussions held and the materials presented at the June, July and August 2009 Board meetings and prior Board meetings, the Board determined that the Transaction would not likely cause an adverse change in the nature, extent and quality of the services to

88	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

be provided by BFA under the New Advisory Agreements compared with the services provided by BFA under the Previous Advisory Agreements and that the Board expects that the quality of such services will continue to be appropriate.

Funds’ expenses and performance of the Funds – The Board received and reviewed statistical information prepared by Lipper at the June 2009 meeting and also received information at prior meetings regarding the expense ratio components of the Funds, including advisory fees, waivers and reimbursements, and gross and net total expenses, in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising a Fund’s peer group pursuant to Lipper’s proprietary methodology and, for certain Funds, registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by most of the Funds, the Lipper Groups sometimes included mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to certain Funds.

The Board noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the Funds in their Lipper Groups with respect to the Previous and New Advisory Agreements. The Board took into account that the fee rates for each Fund under the New Advisory Agreements are identical to the fee rates under the respective Previous Advisory Agreements. Further, the Board noted that representatives of BFA and BlackRock had confirmed that there is no present intention to alter the advisory fee rates, expense waivers or expense reimbursements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction.

In addition to reviewing the fees and expenses, the Board noted that it regularly reviews each Fund’s performance and at the June 2009 meeting reviewed statistical information prepared by Lipper regarding the performance of each Fund for the quarter-end, one-, three-, five- and ten-year periods, as applicable, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Groups track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of the relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their performance benchmark indices over the relevant periods. In considering this information, the Board took into account that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indices. This comparative performance information was also considered by the Board. The Board considered BFA’s substantial investment advisory experience and capabilities, as well as the possibility of additional resources and support from BlackRock following the completion of the Transaction, but noted that the effect, if any, the consummation of the Transaction would have on the future performance of the Funds could not be predicted.

Based on this review, the Board had concluded that the investment advisory fee rates and expense levels and the historical performance of each Fund, as compared to the investment advisory fee rates and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Previous Advisory Agreements and concluded that these comparisons continued to be satisfactory for the purpose of approving the New Advisory Agreements.

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	89

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

Cost of services provided and profits realized by BFA from the relationship with each Fund – The Board considered that at the June 2009 Board meeting and at prior meetings, it had reviewed information about the profitability of BFA with respect to the Funds based on the fees payable to BFA and its affiliates (including fees under the Previous Advisory Agreements), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below).

In evaluating the costs of the services to be provided by BFA under the New Advisory Agreements, the Board considered, among other things, whether advisory fee rates or other expenses would change as a result of the Transaction. The Board noted that the New Advisory Agreements are similar to the Previous Advisory Agreements, including the fact that the fee rates under the Agreements are identical and that representatives of BFA and BlackRock represented that there is no present intention due to the Transaction to alter the advisory fee rates, expense waiver or expense reimbursements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction. It was noted that it was not possible to predict how the Transaction would affect BFA’s profitability from its relationship with the Funds. Potential cost savings had been described by BlackRock representatives that may be achieved by BlackRock immediately following the Transaction, but even if all of such savings were realized by BFA in connection with the management of the Funds, BFA’s profitability in respect of the Funds was not expected to increase in a significant respect. BFA, BlackRock and the Board discussed how profitability will be calculated and presented to the Board following the Transaction, and the Board reviewed BlackRock’s 2008 profitability methodology with respect to its registered funds. The Board expects to receive profitability information from BFA on at least an annual basis following the completion of the Transaction and thus be in a position to evaluate whether any adjustments in Fund fees would be appropriate.

The extent to which economies of scale would be realized as a Fund grows and whether fee levels would reflect such economies of scale – In connection with its review of the Funds’ profitability analysis at the June 2009 meeting, the Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets. At the June 2009 Board meeting, the Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and that BFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. The Board further noted that the Previous and New Advisory Agreements provide for breakpoints in certain Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other Funds, increase and that breakpoints were implemented the previous year for certain Funds. The Board noted that for certain other Funds, the Previous and New Advisory Agreements do not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase; however, the Board further noted that possible future economies of scale for those Funds had, in many cases, been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders may have received from a fee structure with declining breakpoints where the initial fee was higher. At the June 2009 Board meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates, with the breakpoints for certain Funds, reflected appropriate sharing of economies of scale with the Funds’ shareholders.

The Board noted representations from BFA and BlackRock that BFA will continue to make significant investments in the iShares fund complex and the infrastructure supporting the Funds. The Board determined that changes to the fee structure were not currently necessary and that the Funds appropriately participate in economies of scale. It was noted that it was not possible to evaluate how the Transaction would create opportunities for additional economies of scale. The Board expects to consider economies of scale on at least an annual basis following completion of the Transaction and thus be in a position to evaluate additional economies of scale, if any.

90	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

Fees and services provided for other comparable funds/accounts managed by BFA and its Affiliates – At the June 2009 Board meeting, the Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Previous Advisory Agreements in comparison to the investment advisory/management fee rates for other funds/accounts for which BFA or BTC provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparable investment advisory/management fee information was not available for many of the Funds, as BFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as many of the Funds. The Board noted, however, that BFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Furthermore, in reviewing the comparative investment advisory/management fee information for the Funds for which such information was available, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Funds in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Funds and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rates under the Previous Advisory Agreements for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts for which BFA or BTC provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Previous and New Advisory Agreements do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Previous and New Advisory Agreements are fair and reasonable.

Other benefits to BFA and its affiliates, including fall-out benefits – In evaluating the fall-out and any other ancillary benefits received by BFA under the Previous Advisory Agreements, the Board reviewed any ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA or its affiliates, such as any payment of revenue to BTC, the Trust’s current securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BFA and BTC in connection with any investments by the Funds in other funds for which BFA provides investment advisory services and/or BTC provides administration services. The Board noted that while revenue to BTC in connection with securities lending agency services to the Funds increased overall as against the previous year, overall revenue increased by approximately the same percentage as overall expenses. The Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through an affiliate of BFA or purchased from an underwriting syndicate in which an Adviser affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. Any fall-out or ancillary benefits as a result of the Transaction were difficult to quantify with certainty at this time, and the Board indicated that it would continue to evaluate them going forward.

Conclusion – The Board examined the totality of the information they were provided at the June, July and August 2009 Board meetings, and information they received at other meetings held during the past year, and did not identify any single factor discussed previously as controlling. Based on this analysis, the Board determined that the New Advisory Agreements, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to unanimously approve the New Advisory Agreements.

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	91

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Funds
iShares Dow Jones U.S.	IYY

iShares KLD Socially Responsible Index Funds
iShares FTSE KLD 400 Social	DSI
iShares FTSE KLD Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology-Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

92	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI All Peru Capped	EPU
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU
iShares S&P India Nifty 50	INDY

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares S&P Emerging Markets Infrastructure	EMIF
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares International Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares Global Sector Index Funds
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares Global Theme Based Index Funds
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

iShares U.S. Credit Bond Funds
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares iBoxx $ High Yield Corporate	HYG

iShares U.S. Securitized Bond Funds
iShares Barclays MBS	MBB

iSHARES FAMILY OF FUNDS	93

The iShares® Family of Funds (Continued)

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF

iShares International Bond Funds	Trading Symbol
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds (“Funds”) are distributed by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor any of its affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2009 Semi-Annual Report.

iS-1888-1209

94	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm’s name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Dow Jones & Company, Inc., FTSE International Limited (“FTSE”) or Cohen & Steers Capital Management, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. “FTSE” is a trade–and servicemark of London Stock Exchange and The Financial Times Limited. Neither SEI, nor any of their affiliates, is affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2009 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iShares® BLACKROCK

IS-SAR-42-1009

» Would you prefer to receive materials like this electronically?

See inside back cover for details.

2009 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES ® DOW JONES SERIES

OCTOBER 31, 2009

iShares Dow Jones U.S. Index Fund | IYY | NYSE Arca

iShares Dow Jones U.S. Energy Sector Index Fund | IYE | NYSE Arca

iShares Dow Jones U.S. Healthcare Sector Index Fund | IYH | NYSE Arca

iShares Dow Jones U.S. Technology Sector Index Fund | IYW | NYSE Arca

iShares Dow Jones U.S. Telecommunications Sector Index Fund | IYZ | NYSE Arca

iShares Dow Jones U.S. Utilities Sector Index Fund | IDU | NYSE Arca

iShares Dow Jones International Select Dividend Index Fund | IDV | NYSE Arca

iShares Dow Jones Select Dividend Index Fund | DVY | NYSE Arca

iShares Dow Jones Transportation Average Index Fund | IYT | NYSE Arca

Fund Performance Overview

iSHARES® DOW JONES U.S. INDEX FUND

Performance as of October 31, 2009

The iShares Dow Jones U.S. Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Index (the “Index”). The Index measures the performance of the broad U.S. equity market, and is comprised of all of the companies in the Dow Jones Large-Cap Index, Dow Jones Mid-Cap Index and Dow Jones Small-Cap Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2009, the total return for the Fund was 19.91%, while the total return for the Index was 20.06%.

Average Annual Total Returns

Year Ended 10/31/09			Five Years Ended 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.16%	10.77%	11.29%	0.82%	0.82%	1.00%	(1.34)%	(1.35)%	(1.16)%

Cumulative Total Returns

Year Ended 10/31/09			Five Years Ended 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.16%	10.77%	11.29%	4.19%	4.17%	5.11%	(11.90)%	(11.97)%	(10.34)%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/16/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/09
Sector	Percentage of Net Assets
Consumer Non-Cyclical	22.53%

Financial	14.92

Technology	12.96

Energy	12.08

Communications	10.82

Industrial	10.81

Consumer Cyclical	8.79

Utilities	3.70

Basic Materials	3.14

Diversified	0.07

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
Exxon Mobil Corp.	3.21%

Microsoft Corp.	2.04

Procter & Gamble Co. (The)	1.58

Apple Inc.	1.56

JPMorgan Chase & Co.	1.53

Johnson & Johnson	1.52

International Business Machines Corp.	1.48

Chevron Corp.	1.43

AT&T Inc.	1.42

General Electric Co.	1.40

TOTAL	17.17%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

Performance as of October 31, 2009

The iShares Dow Jones U.S. Energy Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Oil & Gas Index (the “Index”). The Index measures the performance of the oil and gas sector of the U.S. equity market, and includes companies in the following industry groups: oil and gas producers and oil equipment, services and distribution. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2009, the total return for the Fund was 20.22%, while the total return for the Index was 19.67%.

Average Annual Total Returns

Year Ended 10/31/09			Five Years Ended 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.90%	8.77%	9.51%	10.70%	10.69%	11.25%	8.57%	8.56%	9.02%

Cumulative Total Returns

Year Ended 10/31/09			Five Years Ended 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.90%	8.77%	9.51%	66.21%	66.13%	70.44%	116.35%	116.14%	124.97%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/16/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/09
Industry	Percentage of Net Assets
Oil & Gas	81.21%

Oil & Gas Services	15.12

Pipelines	1.20

Electric	1.19

Energy - Alternate Sources	0.44

Electrical Components & Equipment	0.30

Gas	0.23

Transportation	0.12

Machinery - Diversified	0.00

Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
Exxon Mobil Corp.	24.69%

Chevron Corp.	12.34

Schlumberger Ltd.	5.95

ConocoPhillips	5.62

Occidental Petroleum Corp.	4.66

Apache Corp.	3.29

Anadarko Petroleum Corp.	2.69

Devon Energy Corp.	2.59

Transocean Ltd.	2.31

Marathon Oil Corp.	2.27

TOTAL	66.41%

2	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

Performance as of October 31, 2009

The iShares Dow Jones U.S. Healthcare Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Health Care Index (the “Index”). The Index measures the performance of the healthcare sector of the U.S. equity market, and includes companies in the following industry groups: health care equipment and services, pharmaceuticals and biotechnology. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2009, the total return for the Fund was 17.20%, while the total return for the Index was 17.51%.

Average Annual Total Returns

Year Ended 10/31/09			Five Years Ended 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.60%	7.14%	8.02%	2.20%	2.20%	2.69%	0.53%	0.51%	1.07%

Cumulative Total Returns

Year Ended 10/31/09			Five Years Ended 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.60%	7.14%	8.02%	11.52%	11.50%	14.17%	5.04%	4.94%	10.53%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/16/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/09
Industry	Percentage of Net Assets
Pharmaceuticals	43.79%

Health Care - Products	32.14

Biotechnology	11.26

Health Care - Services	9.64

Electronics	1.96

Insurance	0.59

Commercial Services	0.32

Distribution & Wholesale	0.13

Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
Johnson & Johnson	12.64%

Pfizer Inc.	10.62

Abbott Laboratories	6.02

Merck & Co. Inc.	5.06

Amgen Inc.	4.21

Schering-Plough Corp.	3.54

Bristol-Myers Squibb Co.	3.32

Medtronic Inc.	3.07

Gilead Sciences Inc.	3.00

Eli Lilly and Co.	2.58

TOTAL	54.06%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

Performance as of October 31, 2009

The iShares Dow Jones U.S. Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Technology Index (the “Index”). The Index measures the performance of the technology sector of the U.S. equity market, and includes companies in the following industry groups: software and computer services and technology hardware and equipment. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2009, the total return for the Fund was 24.17%, while the total return for the Index was 24.68%.

Average Annual Total Returns

Year Ended 10/31/09			Five Years Ended 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
31.78%	31.36%	32.50%	3.14%	3.10%	3.69%	(7.98)%	(7.99)%	(7.45)%

Cumulative Total Returns

Year Ended 10/31/09			Five Years Ended 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
31.78%	31.36%	32.50%	16.69%	16.48%	19.85%	(54.48)%	(54.53)%	(51.94)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/15/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/19/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

4	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 10/31/09
Industry	Percentage of Net Assets
Computers	31.65%

Software	22.67

Telecommunications	17.46

Semiconductors	15.22

Internet	11.37

Office & Business Equipment	0.71

Distribution & Wholesale	0.38

Commercial Services	0.32

Electronics	0.07

Machinery	0.05

Engineering & Construction	0.01

Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
Microsoft Corp.	12.26%

Apple Inc.	9.33

International Business Machines Corp.	8.97

Cisco Systems Inc.	7.39

Google Inc. Class A	7.19

Hewlett-Packard Co.	4.92

Intel Corp.	4.83

Oracle Corp.	4.42

QUALCOMM Inc.	3.81

EMC Corp.	1.91

TOTAL	65.03%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

Performance as of October 31, 2009

The iShares Dow Jones U.S. Telecommunications Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Telecommunications Index (the “Index”). The Index measures the performance of the telecommunications sector of the U.S. equity market, and includes companies in the following industry groups: fixed-line telecommunications and mobile telecommunications. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2009, the total return for the Fund was 2.77%, while the total return for the Index was 3.10%.

Average Annual Total Returns

Year Ended 10/31/09			Five Years Ended 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.50%	10.77%	12.98%	(2.57)%	(2.54)%	(2.51)%	(9.63)%	(9.63)%	(8.13)%

Cumulative Total Returns

Year Ended 10/31/09			Five Years Ended 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.50%	10.77%	12.98%	(12.22)%	(12.07)%	(11.92)%	(61.57)%	(61.57)%	(55.14)%

Index performance reflects the Dow Jones U.S. Telecommunications Index through May 8, 2007 and the Dow Jones U.S. Select Telecommunications Index thereafter.

Total returns for the period since inception are calculated from the inception date of the Fund (5/22/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/26/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/09
Industry	Percentage of Net Assets
Telecommunications	93.93%

Holding Companies - Diversified	4.09

Internet	1.93

Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
AT&T Inc.	18.83%

Verizon Communications Inc.	13.69

CenturyTel Inc.	6.59

Sprint Nextel Corp.	5.44

Qwest Communications International Inc.	4.63

Virgin Media Inc.	4.36

NII Holdings Inc.	4.36

Windstream Corp.	4.34

Leucadia National Corp.	4.09

Telephone and Data Systems Inc.	3.37

TOTAL	69.70%

6	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

Performance as of October 31, 2009

The iShares Dow Jones U.S. Utilities Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Utilities Index (the “Index”). The Index measures the performance of the utilities sector of the U.S. equity market, and includes companies in the following industry groups: electricity, gas, water and multi-utilities. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2009, the total return for the Fund was 13.46%, while the total return for the Index was 13.77%.

Average Annual Total Returns

Year Ended 10/31/09			Five Years Ended 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.00%	0.70%	1.17%	4.22%	4.22%	4.67%	2.91%	2.90%	3.40%

Cumulative Total Returns

Year Ended 10/31/09			Five Years Ended 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.00%	0.70%	1.17%	22.99%	22.97%	25.62%	30.92%	30.85%	36.84%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/09
Industry	Percentage of Net Assets
Electric	82.45%

Gas	8.38

Pipelines	6.13

Oil & Gas	1.23

Water	1.08

Energy - Alternate Sources	0.53

Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
Exelon Corp.	7.39%

Southern Co.	5.92

Duke Energy Corp.	4.86

Dominion Resources Inc.	4.80

FPL Group Inc.	4.40

PG&E Corp.	3.62

Public Service Enterprise Group Inc.	3.61

Entergy Corp.	3.59

American Electric Power Co. Inc.	3.44

FirstEnergy Corp.	3.15

TOTAL	44.78%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® DOW JONES INTERNATIONAL SELECT DIVIDEND INDEX FUND

Performance as of October 31, 2009

The iShares Dow Jones International Select Dividend Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones EPAC Select Dividend Index (the “Index”). The Index measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time. The Index is comprised of 100 of the highest dividend-yielding securities (excluding real estate investment trusts) in the Dow Jones World Developed-Ex. U.S. Index, a broad-based index representative of the Europe, Pacific, Asia and Canada (“EPAC”) regions, which covers developed markets, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2009, the total return for the Fund was 48.25%, while the total return for the Index was 47.67%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/09			Inception to 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
56.87%	50.48%	56.67%	(12.96)%	(13.49)%	(12.74)%	(28.24)%	(29.29)%	(27.82)%

On September 1, 2009, the name of the Fund changed from the iShares Dow Jones EPAC Select Dividend Index Fund to the iShares Dow Jones International Select Dividend Index Fund.

Total returns for the period since inception are calculated from the inception date of the Fund (6/11/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/15/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/09
Sector	Percentage of Net Assets
Financial	24.89%

Industrial	23.58

Communications	14.52

Consumer Cyclical	9.33

Energy	7.76

Utilities	7.63

Basic Materials	6.03

Consumer Non-Cyclical	4.21

Technology	1.23

Diversified	0.47

Short-Term and Other Net Assets	0.35

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
Commonwealth Bank of Australia (Australia)	4.70%

VTech Holdings Ltd. (Hong Kong)	4.37

Wesfarmers Ltd. (Australia)	3.31

National Australia Bank Ltd. (Australia)	2.84

PPR SA (France)	2.64

Metso OYJ (Finland)	2.47

ACEA SpA (Italy)	2.38

Provident Financial PLC (United Kingdom)	2.37

Jardine Cycle & Carriage Ltd. (Singapore)	2.18

Eni SpA (Italy)	2.15

TOTAL	29.41%

8	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

Performance as of October 31, 2009

The iShares Dow Jones Select Dividend Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Dividend Index (the “Index”). The Index measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time. The Index is comprised of 100 of the highest dividend-yielding securities (excluding real estate investment trusts) in the Dow Jones U.S. Index, a broad-based index representative of the total market for U.S. equity securities. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2009, the total return for the Fund was 18.91%, while the total return for the Index was 19.30%.

Average Annual Total Returns

Year Ended 10/31/09			Five Years Ended 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(9.20)%	(9.33)%	(8.35)%	(3.37)%	(3.37)%	(2.59)%	0.04%	0.04%	0.78%

Cumulative Total Returns

Year Ended 10/31/09			Five Years Ended 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(9.20)%	(9.33)%	(8.35)%	(15.75)%	(15.75)%	(12.29)%	0.26%	0.25%	4.74%

Total returns for the period since inception are calculated from the inception date of the Fund (11/3/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/7/03), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/09
Sector	Percentage of Net Assets
Utilities	22.95%

Consumer Non-Cyclical	22.69

Industrial	15.86

Financial	12.93

Basic Materials	9.47

Consumer Cyclical	6.70

Energy	4.42

Communications	3.83

Technology	0.98

Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
Lorillard Inc.	3.22%

CenturyTel Inc.	2.20

Eastman Chemical Co.	2.11

VF Corp.	1.98

Entergy Corp.	1.87

PPG Industries Inc.	1.84

Kimberly-Clark Corp.	1.80

Eaton Corp.	1.76

Watsco Inc.	1.70

Chevron Corp.	1.64

TOTAL	20.12%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

Performance as of October 31, 2009

The iShares Dow Jones Transportation Average Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones Transportation Average Index (the “Index”). The Index measures the performance of the transportation sector of the U.S. equity market, and includes companies in the following primary groups: airlines, trucking, railroads, air freight, transportation services and industrial services. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2009, the total return for the Fund was 16.10%, while the total return for the Index was 16.14%.

Average Annual Total Returns

Year Ended 10/31/09			Five Years Ended 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(5.25)%	(5.47)%	(4.84)%	1.59%	1.59%	2.05%	5.35%	5.35%	5.70%

Cumulative Total Returns

Year Ended 10/31/09			Five Years Ended 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(5.25)%	(5.47)%	(4.84)%	8.18%	8.20%	10.65%	37.24%	37.20%	40.00%

Total returns for the period since inception are calculated from the inception date of the Fund (10/6/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/10/03), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/09
Industry	Percentage of Net Assets
Transportation	88.59%

Airlines	6.50

Trucking & Leasing	4.82

Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
Burlington Northern Santa Fe Corp.	11.19%

FedEx Corp.	10.63

United Parcel Service Inc. Class B	8.27

Union Pacific Corp.	8.08

C.H. Robinson Worldwide Inc.	6.95

Con-way Inc.	4.97

Norfolk Southern Corp.	4.84

Overseas Shipholding Group Inc.	4.83

GATX Corp.	4.82

CSX Corp.	4.82

TOTAL	69.40%

10	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (5/1/09)	Ending Account Value (10/31/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (5/1/09 to 10/31/09)
Dow Jones U.S.
Actual	$1,000.00	$1,199.10	0.20%	$1.11
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Dow Jones U.S. Energy Sector
Actual	1,000.00	1,202.20	0.48	2.66
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
Dow Jones U.S. Healthcare Sector
Actual	1,000.00	1,172.00	0.48	2.63
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
Dow Jones U.S. Technology Sector
Actual	1,000.00	1,241.70	0.48	2.71
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45

SHAREHOLDER EXPENSES	11

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (5/1/09)	Ending Account Value (10/31/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (5/1/09 to 10/31/09)
Dow Jones U.S. Telecommunications Sector
Actual	$1,000.00	$1,027.70	0.48%	$2.45
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
Dow Jones U.S. Utilities Sector
Actual	1,000.00	1,134.60	0.48	2.58
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
Dow Jones International Select Dividend
Actual	1,000.00	1,482.50	0.50	3.13
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.50	2.55
Dow Jones Select Dividend
Actual	1,000.00	1,189.10	0.40	2.21
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.40	2.04
Dow Jones Transportation Average
Actual	1,000.00	1,161.00	0.48	2.61
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

12	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.82%

ADVERTISING – 0.14%
Harte-Hanks Inc.	1,843	$21,637
Interpublic Group of Companies Inc. (The)[a]	25,590	154,052
Lamar Advertising Co. Class Aa	3,035	73,750
Omnicom Group Inc.	16,253	557,153

		806,592

AEROSPACE & DEFENSE – 1.82%
AAR Corp.[a]	1,938	38,004
Alliant Techsystems Inc.[a]	1,685	131,059
BE Aerospace Inc.[a]	5,179	91,824
Boeing Co. (The)	34,164	1,633,039
Curtiss-Wright Corp.	2,359	70,345
Esterline Technologies Corp.[a]	1,527	64,302
General Dynamics Corp.	16,794	1,052,984
Goodrich Corp.	6,460	351,101
Kaman Corp.	1,215	25,102
L-3 Communications Holdings Inc.	6,077	439,306
Lockheed Martin Corp.	15,968	1,098,439
Moog Inc. Class Aa	1,958	48,891
Northrop Grumman Corp.	15,496	776,814
Orbital Sciences Corp.[a]	2,995	38,576
Raytheon Co.	20,317	919,954
Rockwell Collins Inc.	8,239	415,081
Spirit AeroSystems Holdings Inc. Class Aa	5,574	88,738
Teledyne Technologies Inc.[a]	1,911	65,280
TransDigm Group Inc.	1,940	76,009
United Technologies Corp.	45,862	2,818,220

		10,243,068

AGRICULTURE – 1.98%
Altria Group Inc.	107,810	1,952,439
Archer-Daniels-Midland Co.	30,648	923,118
Bunge Ltd.	6,974	397,936
Lorillard Inc.	8,652	672,433
Monsanto Co.	28,320	1,902,538
Philip Morris International Inc.	101,145	4,790,227
Reynolds American Inc.	8,884	430,696
Universal Corp.	1,303	54,192

		11,123,579

Security	Shares	Value
AIRLINES – 0.18%
Alaska Air Group Inc.[a]	1,832	$47,119
AMR Corp.[a]	16,973	91,484
Continental Airlines Inc. Class Ba	7,214	82,961
Delta Air Lines Inc.[a]	40,490	289,099
JetBlue Airways Corp.[a]	13,031	64,634
SkyWest Inc.	2,988	41,742
Southwest Airlines Co.	38,704	325,114
UAL Corp.[a]	8,499	55,328

		997,481

APPAREL – 0.50%
Carter’s Inc.[a]	2,961	69,880
Coach Inc.	16,596	547,170
Deckers Outdoor Corp.[a]	672	60,258
Guess? Inc.	3,003	109,760
Gymboree Corp.[a]	1,561	66,452
Hanesbrands Inc.[a]	5,016	108,446
Iconix Brand Group Inc.[a]	3,624	42,256
Jones Apparel Group Inc.	4,658	83,332
Nike Inc. Class B	14,120	877,982
Phillips-Van Heusen Corp.	2,674	107,361
Polo Ralph Lauren Corp.	2,980	221,772
Timberland Co. Class Aa	2,255	36,486
VF Corp.	4,538	322,380
Warnaco Group Inc. (The)[a]	2,381	96,502
Wolverine World Wide Inc.	2,537	64,896

		2,814,933

AUTO MANUFACTURERS – 0.37%
Ford Motor Co.[a]	164,266	1,149,862
Navistar International Corp.[a]	2,714	89,942
Oshkosh Corp.	4,564	142,671
PACCAR Inc.	17,999	673,343

		2,055,818

AUTO PARTS & EQUIPMENT – 0.22%
BorgWarner Inc.	6,022	182,587
Cooper Tire & Rubber Co.	2,972	45,353
Goodyear Tire & Rubber Co. (The)[a]	12,484	160,794
Johnson Controls Inc.	30,721	734,846
TRW Automotive Holdings Corp.[a]	3,564	55,777
WABCO Holdings Inc.	3,338	79,177

		1,258,534

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2009

Security	Shares	Value
BANKS – 4.59%
Associated Banc-Corp	6,116	$78,346
BancorpSouth Inc.	4,118	92,984
Bank of America Corp.	452,369	6,595,540
Bank of Hawaii Corp.	2,494	110,734
Bank of New York Mellon Corp. (The)	62,575	1,668,250
BB&T Corp.	35,566	850,383
BOK Financial Corp.	1,122	48,212
Cathay General Bancorp[b]	3,141	27,735
City National Corp.	2,260	85,134
Comerica Inc.	7,844	217,671
Commerce Bancshares Inc.	3,411	130,846
Cullen/Frost Bankers Inc.	2,900	135,691
Discover Financial Services	28,536	403,499
East West Bancorp Inc.	4,392	39,660
F.N.B. Corp.	5,803	41,085
Fifth Third Bancorp	41,506	371,064
First Financial Bankshares Inc.	1,067	51,696
First Horizon National Corp.[a]	11,472	135,714
First Midwest Bancorp Inc.	2,418	25,147
FirstMerit Corp.	4,600	87,170
Fulton Financial Corp.	9,274	76,603
Glacier Bancorp Inc.	3,364	44,035
Hancock Holding Co.	1,397	50,669
Huntington Bancshares Inc.	34,374	130,965
IBERIABANK Corp.	1,039	44,999
International Bancshares Corp.	2,852	42,352
KeyCorp	45,819	246,964
M&T Bank Corp.[b]	3,762	236,442
Marshall & Ilsley Corp.	19,223	102,266
MB Financial Inc.	2,484	44,414
National Penn Bancshares Inc.	6,429	36,131
Northern Trust Corp.	12,593	632,798
Old National Bancorp	4,410	45,732
PacWest Bancorp	1,366	23,195
Park National Corp.[b]	596	34,616
PNC Financial Services Group Inc. (The)	24,099	1,179,405
Popular Inc.	13,796	29,799
PrivateBancorp Inc.[b]	2,371	21,647
Prosperity Bancshares Inc.	2,389	85,502
Regions Financial Corp.	61,987	300,017

Security	Shares	Value
State Street Corp.	25,797	$1,082,958
Sterling Bancshares Inc.	4,397	24,491
SunTrust Banks Inc.	26,044	497,701
Susquehanna Bancshares Inc.	4,648	25,610
SVB Financial Group[a]	1,720	70,950
Synovus Financial Corp.	22,037	48,922
TCF Financial Corp.	6,339	74,990
TrustCo Bank Corp. NY	3,916	23,300
Trustmark Corp.	2,559	48,493
U.S. Bancorp	100,028	2,322,650
UMB Financial Corp.	1,752	69,677
Umpqua Holdings Corp.	4,328	42,890
United Bancshares Inc.[b]	2,328	41,555
Valley National Bancorp[b]	7,369	97,860
Webster Financial Corp.	3,633	41,089
Wells Fargo & Co.	231,906	6,382,053
Westamerica Bancorporation[b]	1,564	74,759
Whitney Holding Corp.	3,798	30,498
Wilmington Trust Corp.	3,524	42,464
Wintrust Financial Corp.	1,320	37,237
Zions Bancorporation[b]	6,661	94,320

		25,779,579

BEVERAGES – 2.32%
Brown-Forman Corp. Class A	938	48,016
Brown-Forman Corp. Class B NVS	4,876	237,998
Coca-Cola Co. (The)	111,314	5,934,149
Coca-Cola Enterprises Inc.	16,582	316,219
Constellation Brands Inc. Class Aa	10,370	164,053
Dr Pepper Snapple Group Inc.[a]	12,374	337,315
Green Mountain Coffee Roasters Inc.[a]	2,007	133,566
Hansen Natural Corp.[a]	3,845	138,997
Molson Coors Brewing Co. Class B NVS	8,243	403,660
Pepsi Bottling Group Inc.	7,549	282,635
PepsiAmericas Inc.	3,251	95,059
PepsiCo Inc.	81,855	4,956,320

		13,047,987

BIOTECHNOLOGY – 1.36%
Acorda Therapeutics Inc.[a]	2,008	43,634
Affymetrix Inc.[a]	3,455	18,070
Alexion Pharmaceuticals Inc.[a]	4,573	203,087

14	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2009

Security	Shares	Value
Amgen Inc.[a]	52,954	$2,845,218
Biogen Idec Inc.[a]	15,052	634,141
Bio-Rad Laboratories Inc. Class Aa	1,002	89,569
Celera Corp.[a]	4,371	27,056
Celgene Corp.[a]	24,049	1,227,701
Charles River Laboratories International Inc.[a]	3,532	128,989
Genzyme Corp.[a]	14,113	714,118
Human Genome Sciences Inc.[a]	8,291	154,959
Illumina Inc.[a,b]	6,465	207,526
Incyte Corp.[a]	5,865	34,545
InterMune Inc.[a]	2,063	24,921
Life Technologies Corp.[a]	9,253	436,464
Martek Biosciences Corp.[a]	1,791	32,166
Millipore Corp.[a]	2,917	195,468
Myriad Genetics Inc.[a]	4,978	120,866
Nektar Therapeutics[a]	5,115	41,534
PDL BioPharma Inc.	6,494	54,615
Regeneron Pharmaceuticals Inc.[a]	3,235	50,789
Savient Pharmaceuticals Inc.[a]	3,237	40,786
Vertex Pharmaceuticals Inc.[a]	9,418	316,068

		7,642,290

BUILDING MATERIALS – 0.15%
Eagle Materials Inc.	2,201	54,695
Lennox International Inc.	2,802	94,343
Martin Marietta Materials Inc.	2,353	196,052
Masco Corp.	18,759	220,418
Owens Corning[a]	4,702	103,961
Quanex Building Products Corp.	1,809	26,900
Simpson Manufacturing Co. Inc.	1,946	45,517
Texas Industries Inc.	1,204	40,081
USG Corp.[a,b]	3,458	45,438

		827,405

CHEMICALS – 1.73%
A. Schulman Inc.	1,161	20,167
Air Products and Chemicals Inc.	10,299	794,362
Airgas Inc.	3,614	160,317
Albemarle Corp.	4,734	149,500
Ashland Inc.	3,423	118,230
Cabot Corp.	2,551	55,943
Celanese Corp. Series A	7,469	205,024
CF Industries Holdings Inc.	2,975	247,669

Security	Shares	Value
Cytec Industries Inc.	2,481	$82,295
Dow Chemical Co. (The)	59,855	1,405,395
E.I. du Pont de Nemours and Co.	44,260	1,408,353
Eastman Chemical Co.	3,613	189,719
Ecolab Inc.	12,337	542,335
FMC Corp.	3,792	193,771
H.B. Fuller Co.	2,499	47,756
Huntsman Corp.	8,949	71,145
International Flavors & Fragrances Inc.	4,167	158,721
Intrepid Potash Inc.[a]	2,252	58,012
Lubrizol Corp.	3,499	232,893
Minerals Technologies Inc.	1,028	50,639
Mosaic Co. (The)	7,807	364,821
NewMarket Corp.	567	53,014
Olin Corp.	3,438	52,498
OM Group Inc.[a]	1,570	42,421
PPG Industries Inc.	8,624	486,652
Praxair Inc.	16,097	1,278,746
Rockwood Holdings Inc.[a]	2,688	53,437
RPM International Inc.	6,644	117,067
Sensient Technologies Corp.	2,605	65,880
Sherwin-Williams Co. (The)	5,148	293,642
Sigma-Aldrich Corp.	5,503	285,771
Solutia Inc.[a]	6,138	67,518
Terra Industries Inc.	5,252	166,856
Valspar Corp. (The)	4,828	122,486
W.R. Grace & Co.[a]	3,047	66,699

		9,709,754

COAL – 0.28%
Alpha Natural Resources Inc.[a]	8,142	276,584
Arch Coal Inc.	8,385	181,619
CONSOL Energy Inc.	9,416	403,099
Massey Energy Co.	4,438	129,101
Patriot Coal Corp.[a]	4,063	45,912
Peabody Energy Corp.	13,903	550,420

		1,586,735

COMMERCIAL SERVICES – 1.84%
Aaron’s Inc.	2,360	59,118
ABM Industries Inc.	2,157	40,508
Administaff Inc.	1,240	30,777
Alliance Data Systems Corp.[a]	3,064	168,459

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2009

Security	Shares	Value
Apollo Group Inc. Class Aa	6,669	$380,800
Arbitron Inc.	1,502	32,563
Avis Budget Group Inc.[a]	5,295	44,478
Brink’s Home Security Holdings Inc.[a]	2,411	74,693
Career Education Corp.[a]	3,091	64,416
Chemed Corp.	1,138	51,574
Convergys Corp.[a]	6,210	67,378
Corinthian Colleges Inc.[a]	4,169	66,120
Corporate Executive Board Co. (The)	1,772	42,546
Corrections Corp. of America[a]	6,082	145,603
Deluxe Corp.	2,650	37,709
DeVry Inc.	3,259	180,190
Equifax Inc.	6,669	182,597
Euronet Worldwide Inc.[a]	2,440	57,706
FTI Consulting Inc.[a]	2,694	109,942
Gartner Inc.[a]	3,437	63,997
H&R Block Inc.	17,681	324,270
Hertz Global Holdings Inc.[a]	9,462	88,091
Hewitt Associates Inc. Class Aa	4,541	161,296
Hillenbrand Inc.	3,164	63,217
HMS Holdings Corp.[a]	1,305	56,024
Interactive Data Corp.	1,861	48,944
Iron Mountain Inc.[a]	9,732	237,753
ITT Educational Services Inc.[a,b]	1,964	177,447
Lender Processing Services Inc.	5,032	200,274
Live Nation Inc.[a]	4,568	30,423
Manpower Inc.	4,042	191,631
MasterCard Inc. Class A	5,038	1,103,423
McKesson Corp.	14,009	822,749
Monster Worldwide Inc.[a]	6,678	96,965
Moody’s Corp.	9,894	234,290
Morningstar Inc.[a]	1,176	60,000
MPS Group Inc.[a]	5,071	68,560
Navigant Consulting Inc.[a]	2,580	36,739
PAREXEL International Corp.[a]	3,042	38,086
Pharmaceutical Product Development Inc.	5,818	125,378
PHH Corp.[a]	2,770	44,763
Pre-Paid Legal Services Inc.[a]	347	13,720
Quanta Services Inc.[a]	10,311	218,593
R.R. Donnelley & Sons Co.	10,729	215,438
Rent-A-Center Inc.[a]	3,399	62,406

Security	Shares	Value
Resources Connection Inc.[a]	2,371	$40,947
Robert Half International Inc.	7,907	183,442
Rollins Inc.	2,657	48,039
SAIC Inc.[a]	10,662	188,824
Service Corp. International	13,445	92,367
Sotheby’s	3,471	55,050
Stewart Enterprises Inc. Class A	4,625	21,182
Strayer Education Inc.	747	151,619
TeleTech Holdings Inc.[a]	1,859	33,258
Ticketmaster Entertainment Inc.[a]	2,099	20,255
TrueBlue Inc.[a]	2,422	29,306
United Rentals Inc.[a]	3,375	32,029
Visa Inc. Class A	24,089	1,824,983
VistaPrint NVa	2,118	108,124
Watson Wyatt Worldwide Inc. Class A	2,220	96,748
Weight Watchers International Inc.	1,778	47,135
Western Union Co.	36,659	666,094
Wright Express Corp.[a]	2,010	56,099

		10,317,155

COMPUTERS – 5.75%
Accenture PLC Class Ab	30,056	1,114,476
Affiliated Computer Services Inc. Class Aa	4,757	247,792
Apple Inc.[a]	46,481	8,761,668
Brocade Communications Systems Inc.[a]	20,774	178,241
CACI International Inc. Class Aa	1,591	75,763
Cadence Design Systems Inc.[a]	14,080	86,029
Cognizant Technology Solutions Corp. Class Aa	15,231	588,678
Computer Sciences Corp.[a]	7,947	402,992
Dell Inc.[a]	90,164	1,306,476
Diebold Inc.	3,359	101,576
DST Systems Inc.[a]	2,019	84,212
Electronics For Imaging Inc.[a]	2,641	30,794
EMC Corp.[a]	105,260	1,733,632
FactSet Research Systems Inc.	2,255	144,433
Hewlett-Packard Co.	123,976	5,883,901
IHS Inc. Class Aa	2,441	126,346
Insight Enterprises Inc.[a]	2,202	23,165

16	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2009

Security	Shares	Value
International Business Machines Corp.	69,093	$8,333,307
Jack Henry & Associates Inc.	4,502	103,861
Lexmark International Inc. Class Aa	4,229	107,839
Mentor Graphics Corp.[a]	5,118	37,361
MICROS Systems Inc.[a]	4,148	111,664
NCR Corp.[a]	8,184	83,068
NetApp Inc.[a]	17,647	477,351
Palm Inc.[a]	7,513	87,226
Perot Systems Corp. Class Aa	4,429	132,604
Riverbed Technology Inc.[a]	2,931	60,056
SanDisk Corp.[a]	11,993	245,617
Seagate Technology	25,387	354,149
SRA International Inc. Class Aa	2,330	43,711
STEC Inc.[a,b]	1,807	38,525
Sun Microsystems Inc.[a]	38,860	317,875
Synaptics Inc.[a,b]	1,799	40,477
Synopsys Inc.[a]	7,531	165,682
Teradata Corp.[a]	9,078	253,095
Unisys Corp.[a]	1,685	49,101
Western Digital Corp.[a]	11,567	389,577

		32,322,320

COSMETICS & PERSONAL CARE – 2.15%
Alberto-Culver Co.	4,640	124,445
Avon Products Inc.	22,317	715,260
Chattem Inc.[a,b]	1,030	65,271
Colgate-Palmolive Co.	26,108	2,052,872
Estee Lauder Companies Inc. (The) Class A	5,762	244,885
Procter & Gamble Co. (The)	153,247	8,888,326

		12,091,059

DISTRIBUTION & WHOLESALE – 0.30%
Brightpoint Inc.[a]	3,391	24,992
Central European Distribution Corp.[a]	2,583	80,357
Fastenal Co.[b]	7,235	249,607
Genuine Parts Co.	8,380	293,216
Ingram Micro Inc. Class Aa	8,543	150,784
LKQ Corp.[a]	7,387	127,573
Owens & Minor Inc.	2,222	90,858
Pool Corp.	2,603	50,967
Tech Data Corp.[a]	2,621	100,725

Security	Shares	Value
United Stationers Inc.[a]	1,277	$60,198
W.W. Grainger Inc.	3,248	304,435
Watsco Inc.	1,425	72,988
WESCO International Inc.[a]	2,133	54,519

		1,661,219

DIVERSIFIED FINANCIAL SERVICES – 5.04%
Affiliated Managers Group Inc.[a]	2,152	136,630
American Express Co.	55,087	1,919,231
AmeriCredit Corp.[a]	3,232	57,045
Ameriprise Financial Inc.	13,388	464,162
BlackRock Inc.	1,164	251,994
Capital One Financial Corp.	23,357	854,866
Charles Schwab Corp. (The)	49,173	852,660
Citigroup Inc.	794,509	3,249,542
CME Group Inc.	3,496	1,057,925
E*TRADE Financial Corp.[a]	58,737	85,756
Eaton Vance Corp.	6,136	174,201
Federated Investors Inc. Class B	5,402	141,802
Franklin Resources Inc.	8,162	853,990
GLG Partners Inc.[a]	8,945	23,436
Goldman Sachs Group Inc. (The)	22,537	3,835,121
Greenhill & Co. Inc.	701	60,447
IntercontinentalExchange Inc.[a]	3,774	378,117
Invesco Ltd.	21,656	458,024
Investment Technology Group Inc.[a]	2,398	51,725
Janus Capital Group Inc.	9,380	123,066
Jefferies Group Inc.[a,b]	5,784	150,962
JPMorgan Chase & Co.	205,627	8,589,040
KBW Inc.[a]	1,870	52,360
Knight Capital Group Inc. Class Aa	4,879	82,211
Legg Mason Inc.	8,391	244,262
MF Global Ltd.[a]	5,228	37,223
Morgan Stanley	64,859	2,083,271
NASDAQ OMX Group Inc. (The)[a]	8,287	149,663
NYSE Euronext Inc.	13,525	349,621
optionsXpress Holdings Inc.	2,252	35,199
Piper Jaffray Companies[a]	985	45,694
Raymond James Financial Inc.	5,199	122,748
SLM Corp.[a]	24,579	238,416
Stifel Financial Corp.[a]	1,458	75,758
T. Rowe Price Group Inc.	13,352	650,643

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2009

Security	Shares	Value
TD AMERITRADE Holding Corp.[a]	12,286	$237,120
Waddell & Reed Financial Inc. Class A	4,430	124,306

		28,298,237

ELECTRIC – 3.28%
AES Corp. (The)[a]	34,910	456,274
Allegheny Energy Inc.	8,808	200,999
ALLETE Inc.	1,474	49,895
Alliant Energy Corp.	5,821	154,606
Ameren Corp.	11,114	270,515
American Electric Power Co. Inc.	24,869	751,541
Avista Corp.	2,760	52,330
Black Hills Corp.	1,967	47,936
Calpine Corp.[a]	19,375	217,775
CenterPoint Energy Inc.	16,711	210,559
Cleco Corp.	3,123	77,294
CMS Energy Corp.	12,018	159,839
Consolidated Edison Inc.	14,329	582,904
Constellation Energy Group Inc.	9,425	291,421
Dominion Resources Inc.	30,786	1,049,495
DPL Inc.	6,130	155,334
DTE Energy Co.	8,577	317,177
Duke Energy Corp.	67,166	1,062,566
Dynegy Inc. Class Aa	26,582	53,164
Edison International	15,600	496,392
El Paso Electric Co.[a]	2,347	44,006
Entergy Corp.	10,229	784,769
Exelon Corp.	34,456	1,618,054
FirstEnergy Corp.	15,932	689,537
FPL Group Inc.	19,603	962,507
Great Plains Energy Inc.	7,090	122,657
Hawaiian Electric Industries Inc.	4,919	87,804
IDACORP Inc.	2,535	71,208
Integrys Energy Group Inc.	4,025	139,265
ITC Holdings Corp.	2,576	114,426
MDU Resources Group Inc.	8,772	182,019
Mirant Corp.[a]	7,648	106,919
Northeast Utilities	9,157	211,069
NorthWestern Corp.	1,967	47,503
NRG Energy Inc.[a]	13,821	317,745
NSTAR	5,525	170,999
NV Energy Inc.	12,050	138,093

Security	Shares	Value
OGE Energy Corp.	5,077	$168,658
Pepco Holdings Inc.	11,654	173,994
PG&E Corp.	19,338	790,731
Pinnacle West Capital Corp.	5,315	166,466
PNM Resources Inc.	4,179	44,799
Portland General Electric Co.	3,969	73,784
PPL Corp.	19,453	572,696
Progress Energy Inc.	14,562	546,512
Public Service Enterprise Group Inc.	26,525	790,445
RRI Energy Inc.[a]	18,161	95,708
SCANA Corp.	5,753	194,682
Southern Co.	41,568	1,296,506
TECO Energy Inc.	10,434	149,624
UniSource Energy Corp.	1,833	52,937
Westar Energy Inc.	5,700	109,155
Wisconsin Energy Corp.	6,138	268,046
Xcel Energy Inc.	23,756	448,038

		18,409,377

ELECTRICAL COMPONENTS & EQUIPMENT – 0.47%
American Superconductor Corp.[a,b]	2,115	70,895
AMETEK Inc.	5,600	195,384
Belden Inc.	2,496	57,283
Emerson Electric Co.	39,429	1,488,445
Energizer Holdings Inc.[a]	3,653	222,358
Energy Conversion Devices Inc.[a,b]	2,364	25,460
EnerSys Inc.[a]	2,212	48,885
General Cable Corp.[a]	2,772	86,320
GrafTech International Ltd.[a]	6,432	86,832
Hubbell Inc. Class B	2,591	110,195
Littelfuse Inc.[a]	1,080	29,765
Molex Inc.	3,373	62,974
Molex Inc. Class A NVS	3,575	59,166
SunPower Corp. Class Aa	2,791	69,245
SunPower Corp. Class Ba	2,182	47,262

		2,660,469

ELECTRONICS – 0.94%
Agilent Technologies Inc.[a]	17,997	445,246
Amphenol Corp. Class A	8,915	357,670
Arrow Electronics Inc.[a]	6,318	160,098
Avnet Inc.[a]	7,934	196,605
AVX Corp.	2,788	31,560
Benchmark Electronics Inc.[a]	3,505	58,884

18	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2009

Security	Shares	Value
Brady Corp. Class A	2,577	$69,785
Checkpoint Systems Inc.[a]	2,046	27,764
Cymer Inc.[a]	1,539	52,695
Dionex Corp.[a]	953	64,690
Dolby Laboratories Inc. Class Aa	2,775	116,383
Flextronics International Ltd.[a,b]	42,180	273,326
FLIR Systems Inc.[a]	7,935	220,672
Garmin Ltd.	6,153	186,190
Gentex Corp.	7,102	113,703
Itron Inc.[a]	2,093	125,664
Jabil Circuit Inc.	10,581	141,574
Mettler-Toledo International Inc.[a]	1,740	169,650
National Instruments Corp.	3,232	86,294
PerkinElmer Inc.	6,107	113,651
Plexus Corp.[a]	1,968	49,790
Thermo Fisher Scientific Inc.[a]	21,361	961,245
Thomas & Betts Corp.[a]	2,719	93,017
Trimble Navigation Ltd.[a]	6,386	133,914
Tyco Electronics Ltd.	23,860	507,025
Varian Inc.[a]	1,566	80,179
Vishay Intertechnology Inc.[a]	8,817	54,930
Waters Corp.[a]	5,074	291,400
Woodward Governor Co.	3,033	71,306

		5,254,910

ENERGY - ALTERNATE SOURCES – 0.07%
Covanta Holding Corp.[a]	6,869	118,009
First Solar Inc.[a,b]	2,464	300,436

		418,445

ENGINEERING & CONSTRUCTION – 0.34%
AECOM Technology Corp.[a]	5,029	126,932
Dycom Industries Inc.[a]	2,207	21,805
EMCOR Group Inc.[a]	3,362	79,410
Fluor Corp.	9,464	420,391
Foster Wheeler AGa,b	6,563	183,698
Granite Construction Inc.	1,835	52,408
Insituform Technologies Inc. Class Aa	1,890	40,068
Jacobs Engineering Group Inc.[a]	6,427	271,798
KBR Inc.	8,421	172,378
McDermott International Inc.[a]	11,811	262,559
Shaw Group Inc. (The)[a]	4,401	112,930
URS Corp.[a]	4,414	171,528

		1,915,905

Security	Shares	Value
ENTERTAINMENT – 0.14%
Bally Technologies Inc.[a]	2,879	$113,404
DreamWorks Animation SKG Inc. Class Aa	3,671	117,472
International Game Technology	15,530	277,055
International Speedway Corp. Class A	1,498	38,214
Penn National Gaming Inc.[a]	3,586	90,116
Pinnacle Entertainment Inc.[a]	3,040	25,688
Regal Entertainment Group Class A	3,915	49,368
Scientific Games Corp. Class Aa	3,521	49,540
Vail Resorts Inc.[a]	1,527	52,590

		813,447

ENVIRONMENTAL CONTROL – 0.35%
Calgon Carbon Corp.[a]	2,867	45,413
Clean Harbors Inc.[a]	1,199	67,684
Darling International Inc.[a]	4,228	29,385
Mine Safety Appliances Co.	1,679	42,798
Nalco Holding Co.	7,294	154,268
Republic Services Inc.	16,156	418,602
Stericycle Inc.[a]	4,433	232,156
Tetra Tech Inc.[a]	3,119	80,252
Waste Connections Inc.[a]	4,187	131,597
Waste Management Inc.	25,840	772,099

		1,974,254

FOOD – 1.83%
Campbell Soup Co.	11,514	365,569
Chiquita Brands International Inc.[a]	2,456	39,763
ConAgra Foods Inc.	23,304	489,384
Corn Products International Inc.	3,959	111,565
Dean Foods Co.[a]	9,566	174,388
Del Monte Foods Co.	10,228	110,462
Flowers Foods Inc.	4,528	105,774
Fresh Del Monte Produce Inc.[a]	2,086	45,287
General Mills Inc.	16,189	1,067,179
H.J. Heinz Co.	16,352	658,004
Hain Celestial Group Inc.[a]	2,277	39,939
Hershey Co. (The)	8,084	305,494
Hormel Foods Corp.	3,808	138,840
J.M. Smucker Co. (The)	6,181	325,924
Kellogg Co.	12,463	642,343
Kraft Foods Inc. Class A	70,353	1,936,115

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2009

Security	Shares	Value
Kroger Co. (The)	31,793	$735,372
McCormick & Co. Inc. NVS	5,707	199,802
Ralcorp Holdings Inc.[a]	2,936	157,663
Ruddick Corp.	2,191	58,544
Safeway Inc.	21,796	486,705
Sara Lee Corp.	34,289	387,123
Smithfield Foods Inc.[a]	8,042	107,280
SUPERVALU Inc.	10,937	173,570
Sysco Corp.	30,738	813,020
Tootsie Roll Industries Inc.	1,200	29,772
TreeHouse Foods Inc.[a]	1,673	62,570
Tyson Foods Inc. Class A	16,281	203,838
United Natural Foods Inc.[a]	2,041	49,209
Whole Foods Market Inc.[a]	7,356	235,833

		10,256,331

FOREST PRODUCTS & PAPER – 0.33%
Domtar Corp.[a]	2,136	89,477
International Paper Co.	20,747	462,866
Louisiana-Pacific Corp.[a]	6,861	36,020
MeadWestvaco Corp.	7,717	176,179
Plum Creek Timber Co. Inc.	8,542	267,279
Potlatch Corp.	2,041	56,964
Rayonier Inc.	4,113	158,680
Rock-Tenn Co. Class A	1,967	86,155
Temple-Inland Inc.	5,506	85,068
Wausau Paper Corp.	2,723	23,881
Weyerhaeuser Co.	10,986	399,231

		1,841,800

GAS – 0.38%
AGL Resources Inc.	4,005	140,015
Atmos Energy Corp.	4,784	133,234
Energen Corp.	3,830	168,060
Laclede Group Inc. (The)	1,076	33,044
New Jersey Resources Corp.	2,222	78,214
Nicor Inc.	2,358	87,435
NiSource Inc.	14,298	184,730
Northwest Natural Gas Co.	1,427	59,663
Piedmont Natural Gas Co.	3,585	83,459
Sempra Energy	11,813	607,779
South Jersey Industries Inc.	1,514	53,429
Southern Union Co.	5,445	106,559
Southwest Gas Corp.	2,439	60,951

Security	Shares	Value
UGI Corp.	5,705	$136,235
Vectren Corp.	4,292	96,742
WGL Holdings Inc.	2,664	88,072

		2,117,621
HAND & MACHINE TOOLS – 0.14%
Baldor Electric Co.	2,153	55,655
Black & Decker Corp. (The)	3,105	146,618
Kennametal Inc.	4,324	101,873
Lincoln Electric Holdings Inc.	2,106	99,909
Regal Beloit Corp.	1,882	88,228
Snap-On Inc.	3,072	112,220
Stanley Works (The)	4,138	187,162

		791,665

HEALTH CARE - PRODUCTS – 3.86%
Alcon Inc.	3,984	568,875
American Medical Systems Holdings Inc.[a]	4,004	61,742
Baxter International Inc.	31,625	1,709,647
Beckman Coulter Inc.	3,573	229,851
Becton, Dickinson and Co.	11,819	807,947
Boston Scientific Corp.[a]	78,669	638,792
C.R. Bard Inc.	5,094	382,407
CareFusion Corp.[a]	9,316	208,399
Cepheid Inc.[a]	3,202	42,491
Cooper Companies Inc. (The)	2,364	66,216
Covidien PLC	26,297	1,107,630
DENTSPLY International Inc.	7,815	257,582
Edwards Lifesciences Corp.[a]	2,929	225,357
Gen-Probe Inc.[a]	2,606	108,722
Haemonetics Corp.[a]	1,314	67,671
Henry Schein Inc.[a]	4,726	249,675
Hill-Rom Holdings Inc.	3,232	63,315
Hologic Inc.[a]	13,509	199,663
IDEXX Laboratories Inc.[a]	3,081	157,501
Immucor Inc.[a]	3,669	65,602
Intuitive Surgical Inc.[a]	1,974	486,295
Invacare Corp.	1,577	35,372
Inverness Medical Innovations Inc.[a]	4,147	157,627
Johnson & Johnson	144,618	8,539,693
Kinetic Concepts Inc.[a]	3,269	108,498
Masimo Corp.[a]	2,822	74,981
Medtronic Inc.	58,078	2,073,385

20	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2009

Security	Shares	Value
NuVasive Inc.[a,b]	1,965	$71,310
Patterson Companies Inc.[a]	5,303	135,386
PSS World Medical Inc.[a]	3,093	62,540
ResMed Inc.[a]	3,958	194,773
St. Jude Medical Inc.[a]	17,950	611,736
Steris Corp.	2,846	83,274
Stryker Corp.	15,870	730,020
TECHNE Corp.	1,943	121,457
Thoratec Corp.[a]	2,934	77,047
Varian Medical Systems Inc.[a]	6,477	265,427
West Pharmaceutical Services Inc.	1,731	68,323
Zimmer Holdings Inc.[a]	11,223	589,993

		21,706,222

HEALTH CARE - SERVICES – 1.16%
Aetna Inc.	22,757	592,365
Amedisys Inc.[a,b]	1,374	54,671
AMERIGROUP Corp.[a]	2,849	62,820
Brookdale Senior Living Inc.[a]	2,892	48,701
Centene Corp.[a]	2,446	43,612
Community Health Systems Inc.[a]	4,860	152,021
Covance Inc.[a]	3,311	171,112
Coventry Health Care Inc.[a]	7,716	153,008
DaVita Inc.[a]	5,440	288,483
Health Management Associates Inc. Class Aa	12,567	76,659
Health Net Inc.[a]	5,279	78,710
HealthSouth Corp.[a]	4,666	68,170
Healthways Inc.[a]	1,758	28,269
Humana Inc.[a]	8,862	333,034
Laboratory Corp. of America Holdings[a]	5,685	391,640
LifePoint Hospitals Inc.[a]	2,796	79,211
Lincare Holdings Inc.[a]	3,647	114,552
Magellan Health Services Inc.[a]	1,856	59,633
MEDNAX Inc.[a]	2,432	126,269
Odyssey Healthcare Inc.[a]	1,727	24,074
Psychiatric Solutions Inc.[a]	2,693	55,584
Quest Diagnostics Inc.	8,058	450,684
Tenet Healthcare Corp.[a]	24,691	126,418
UnitedHealth Group Inc.	60,676	1,574,542
Universal Health Services Inc. Class B	2,350	130,777

Security	Shares	Value
WellCare Health Plans Inc.[a]	2,174	$56,807
WellPoint Inc.[a]	24,793	1,159,321

		6,501,147

HOLDING COMPANIES - DIVERSIFIED – 0.07%
Leucadia National Corp.[a]	9,999	224,678
Walter Energy Inc.	2,763	161,635

		386,313

HOME BUILDERS – 0.17%
D.R. Horton Inc.	14,515	159,084
KB Home	3,929	55,713
Lennar Corp. Class A	7,443	93,782
M.D.C. Holdings Inc.	1,844	60,151
NVR Inc.[a]	300	198,681
Pulte Homes Inc.	17,559	158,207
Ryland Group Inc.	2,126	39,437
Thor Industries Inc.	2,097	54,983
Toll Brothers Inc.[a]	6,959	120,530

		940,568

HOME FURNISHINGS – 0.10%
Ethan Allen Interiors Inc.	1,381	17,207
Harman International Industries Inc.	3,685	138,593
Tempur-Pedic International Inc.[a]	3,860	74,768
TiVo Inc.[a]	5,772	62,799
Whirlpool Corp.	3,871	277,125

		570,492

HOUSEHOLD PRODUCTS & WARES – 0.52%
Avery Dennison Corp.	5,938	211,690
Church & Dwight Co. Inc.	3,656	207,953
Clorox Co. (The)	7,211	427,108
Fortune Brands Inc.	7,872	306,614
Fossil Inc.[a]	2,385	63,751
Jarden Corp.	4,647	127,281
Kimberly-Clark Corp.	21,671	1,325,398
Scotts Miracle-Gro Co. (The) Class A	2,330	94,645
Tupperware Brands Corp.	3,337	150,232
WD-40 Co.	880	27,711

		2,942,383

HOUSEWARES – 0.05%
Newell Rubbermaid Inc.	14,675	212,934
Toro Co. (The)	1,872	69,301

		282,235

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2009

Security	Shares	Value
INSURANCE – 3.14%
ACE Ltd.[a]	17,384	$892,842
Aflac Inc.	24,326	1,009,286
Alleghany Corp.[a]	344	86,000
Allied World Assurance Holdings Ltd.	1,836	82,179
Allstate Corp. (The)	28,007	828,167
Ambac Financial Group Inc.	14,683	16,885
American Financial Group Inc.	4,108	101,057
American International Group Inc.[a,b]	6,247	210,024
American National Insurance Co.	839	70,048
Aon Corp.	12,728	490,155
Arch Capital Group Ltd.[a]	2,956	199,146
Argo Group International Holdings Ltd.[a]	1,625	55,185
Arthur J. Gallagher & Co.	5,259	117,328
Aspen Insurance Holdings Ltd.	3,985	102,813
Assurant Inc.	6,271	187,691
Assured Guaranty Ltd.	6,503	107,820
Axis Capital Holdings Ltd.	7,459	215,491
Brown & Brown Inc.	5,974	109,742
Chubb Corp.	18,373	891,458
CIGNA Corp.	14,162	394,270
Cincinnati Financial Corp.	7,921	200,877
Delphi Financial Group Inc. Class A	2,658	57,679
Endurance Specialty Holdings Ltd.	2,669	96,057
Erie Indemnity Co. Class A	1,674	59,008
Everest Re Group Ltd.	3,023	264,482
Fidelity National Financial Inc. Class A	12,062	163,681
First American Corp.	4,352	132,257
Genworth Financial Inc. Class Aa	24,991	265,404
Hanover Insurance Group Inc. (The)	2,667	112,201
Hartford Financial Services Group Inc. (The)	20,152	494,127
HCC Insurance Holdings Inc.	5,903	155,780
Horace Mann Educators Corp.	1,979	24,599
Lincoln National Corp.	13,317	317,344
Loews Corp.	18,538	613,608
Markel Corp.[a]	519	167,481
Marsh & McLennan Companies Inc.	27,289	640,200
Max Capital Group Ltd.	2,556	52,781
MBIA Inc.[a,b]	8,518	34,583

Security	Shares	Value
Mercury General Corp.	1,430	$52,138
MetLife Inc.	30,234	1,028,863
MGIC Investment Corp.[a]	6,418	27,662
Montpelier Re Holdings Ltd.	4,069	65,755
Old Republic International Corp.	12,049	128,683
PartnerRe Ltd.	2,981	227,987
Platinum Underwriters Holdings Ltd.	2,701	96,615
Principal Financial Group Inc.	15,647	391,801
ProAssurance Corp.[a]	1,745	87,739
Progressive Corp. (The)[a]	33,138	530,208
Protective Life Corp.	4,346	83,660
Prudential Financial Inc.	24,050	1,087,782
Reinsurance Group of America Inc.	3,753	173,013
RenaissanceRe Holdings Ltd.	3,309	173,723
RLI Corp.	1,020	51,000
Selective Insurance Group Inc.	2,866	43,907
StanCorp Financial Group Inc.	2,620	96,180
Torchmark Corp.	4,341	176,245
Tower Group Inc.	1,892	46,505
Transatlantic Holdings Inc.	3,020	152,510
Travelers Companies Inc. (The)	29,703	1,478,912
Unitrin Inc.	2,506	49,118
Unum Group	17,250	344,138
Validus Holdings Ltd.	4,036	102,111
W.R. Berkley Corp.	7,409	183,150
White Mountains Insurance Group Ltd.	403	124,692
Willis Group Holdings Ltd.	8,770	236,790
XL Capital Ltd. Class A	18,054	296,266
Zenith National Insurance Corp.	1,939	55,320

		17,612,209

INTERNET – 2.65%
Akamai Technologies Inc.[a]	9,119	200,618
Amazon.com Inc.[a]	16,116	1,914,742
Ariba Inc.[a]	4,709	55,660
Avocent Corp.[a]	2,434	60,534
Check Point Software Technologies Ltd.[a]	8,861	275,311
CyberSource Corp.[a]	3,659	59,934
Digital River Inc.[a]	2,057	46,961
EarthLink Inc.	5,532	44,809
eBay Inc.[a]	57,295	1,275,960

22	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2009

Security	Shares	Value
Equinix Inc.[a,b]	2,000	$170,640
Expedia Inc.[a]	11,022	249,869
F5 Networks Inc.[a]	4,141	185,889
Google Inc. Class Aa	12,606	6,758,329
IAC/InterActiveCorp[a]	4,732	89,624
j2 Global Communications Inc.[a]	2,296	46,953
Liberty Media Corp. - Liberty Interactive Group Series Aa,b	29,546	335,052
McAfee Inc.[a]	8,093	338,935
Netflix Inc.[a,b]	2,436	130,204
Priceline.com Inc.[a]	2,169	342,247
Rackspace Hosting Inc.[a]	3,879	64,973
Symantec Corp.[a]	42,822	752,811
TIBCO Software Inc.[a]	8,929	78,129
United Online Inc.	4,311	34,488
ValueClick Inc.[a]	4,451	43,798
VeriSign Inc.[a]	10,186	232,343
Websense Inc.[a]	2,066	33,180
Yahoo! Inc.[a]	68,370	1,087,083

		14,909,076

IRON & STEEL – 0.30%
AK Steel Holding Corp.	5,609	89,015
Allegheny Technologies Inc.	4,835	149,208
Carpenter Technology Corp.	2,203	46,329
Cliffs Natural Resources Inc.	6,784	241,307
Nucor Corp.	14,861	592,211
Reliance Steel & Aluminum Co.	3,308	120,676
Schnitzer Steel Industries Inc. Class A	1,118	48,342
Steel Dynamics Inc.	11,266	150,852
United States Steel Corp.	7,487	258,227

		1,696,167

LEISURE TIME – 0.25%
Brunswick Corp.	4,809	45,589
Callaway Golf Co.	3,432	23,475
Carnival Corp.	22,059	642,358
Harley-Davidson Inc.	12,279	305,993
Interval Leisure Group Inc.[a]	2,099	23,425
Life Time Fitness Inc.[a]	2,144	46,203
Polaris Industries Inc.	1,670	70,257
Royal Caribbean Cruises Ltd.[a]	6,993	141,468
WMS Industries Inc.[a]	2,247	89,835

		1,388,603

Security	Shares	Value
LODGING – 0.29%
Boyd Gaming Corp.[a]	2,856	$21,020
Choice Hotels International Inc.	1,612	48,070
Gaylord Entertainment Co.[a]	1,843	27,700
Las Vegas Sands Corp.[a]	22,602	341,064
Marriott International Inc. Class A	16,169	405,195
MGM MIRAGE[a]	13,005	120,556
Orient-Express Hotels Ltd. Class Aa	3,888	33,437
Starwood Hotels & Resorts Worldwide Inc.[b]	8,996	261,424
Wyndham Worldwide Corp.	9,327	159,025
Wynn Resorts Ltd.[a]	3,982	215,904

		1,633,395

MACHINERY – 0.93%
AGCO Corp.[a]	4,810	135,209
Astec Industries Inc.[a]	870	20,010
Briggs & Stratton Corp.	2,487	46,507
Bucyrus International Inc.	3,953	175,592
Caterpillar Inc.	32,487	1,788,734
Cognex Corp.	1,979	31,842
Cummins Inc.	9,464	407,520
Deere & Co.	21,969	1,000,688
Flowserve Corp.	2,985	293,157
Gardner Denver Inc.[a]	2,795	100,368
Graco Inc.	3,235	89,092
IDEX Corp.	4,200	119,406
Intermec Inc.[a]	2,449	30,172
Joy Global Inc.	5,293	266,820
Manitowoc Co. Inc. (The)	6,604	60,361
Nordson Corp.	1,596	84,221
Rockwell Automation Inc.	6,580	269,451
Terex Corp.[a]	5,578	112,787
Wabtec Corp.	2,597	95,466
Zebra Technologies Corp. Class Aa	3,036	75,900

		5,203,303

MACHINERY - DIVERSIFIED – 0.01%
Chart Industries Inc.[a]	1,488	29,418

		29,418

MANUFACTURING – 3.47%
Actuant Corp. Class A	3,426	53,480
Acuity Brands Inc.	2,273	71,963
AptarGroup Inc.	3,286	116,029

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2009

Security	Shares	Value
Brink’s Co. (The)	2,414	$57,284
Carlisle Companies Inc.	3,146	97,652
Ceradyne Inc.[a]	1,310	21,117
CLARCOR Inc.	2,732	80,403
Cooper Industries PLC Class A	9,122	352,930
Crane Co.	2,649	73,775
Danaher Corp.	12,866	877,847
Donaldson Co. Inc.	3,562	127,057
Dover Corp.	9,771	368,171
Eastman Kodak Co.[a]	13,529	50,734
Eaton Corp.	8,693	525,492
ESCO Technologies Inc.[a]	1,367	53,696
General Electric Co.	552,180	7,874,087
Harsco Corp.	4,202	132,321
Hexcel Corp.[a]	5,098	56,078
Honeywell International Inc.	35,900	1,288,451
Illinois Tool Works Inc.	22,381	1,027,736
Ingersoll-Rand PLC	16,608	524,647
ITT Corp.	9,479	480,585
Lancaster Colony Corp.	1,031	50,086
Leggett & Platt Inc.	8,276	159,975
Matthews International Corp. Class A	1,582	58,107
Pall Corp.	6,261	198,724
Parker Hannifin Corp.	8,399	444,811
Pentair Inc.	5,080	147,828
Roper Industries Inc.	4,794	242,337
SPX Corp.	2,591	136,753
Teleflex Inc.	2,062	102,585
Textron Inc.	14,047	249,756
3M Co.	33,533	2,467,023
Tredegar Corp.	1,315	17,923
Trinity Industries Inc.	4,167	70,339
Tyco International Ltd.	24,773	831,134

		19,488,916

MEDIA – 2.42%
Cablevision NY Group Class A	12,860	295,266
CBS Corp. Class B NVS	30,553	359,609
Comcast Corp. Class A	107,660	1,561,070
Comcast Corp. Class A Special	41,896	587,382
CTC Media Inc.[a]	2,600	41,808
DIRECTV Group Inc. (The)[a,b]	24,008	631,410

Security	Shares	Value
Discovery Communications Inc. Series Aa	7,012	$192,830
Discovery Communications Inc. Series Ca	7,439	178,685
DISH Network Corp. Class Aa	11,012	191,609
Gannett Co. Inc.	11,972	117,565
John Wiley & Sons Inc. Class A	2,501	88,085
Liberty Global Inc. Series Aa	6,405	131,495
Liberty Global Inc. Series Ca	6,476	133,276
Liberty Media Corp. - Liberty Capital Group Series Aa	4,474	92,567
Liberty Media Corp. - Liberty Entertainment Group Series Aa	25,695	791,920
McGraw-Hill Companies Inc. (The)	16,423	472,654
Meredith Corp.[b]	1,835	49,655
New York Times Co. (The) Class A	4,900	39,053
News Corp. Class A NVS	94,715	1,091,117
News Corp. Class B	22,851	310,774
Scholastic Corp.	1,350	33,575
Scripps Networks Interactive Inc. Class A	4,627	174,716
Time Warner Cable Inc.	18,419	726,445
Time Warner Inc.	62,433	1,880,482
Viacom Inc. Class B NVS[a]	28,659	790,702
Walt Disney Co. (The)	90,753	2,483,910
Washington Post Co. (The) Class B	314	135,648

		13,583,308

METAL FABRICATE & HARDWARE – 0.20%
Commercial Metals Co.	5,916	87,793
Kaydon Corp.	1,756	61,442
Mueller Industries Inc.	1,906	45,096
Mueller Water Products Inc. Class A	6,052	27,113
Precision Castparts Corp.	7,269	694,408
Timken Co. (The)	3,933	86,644
Valmont Industries Inc.	1,116	80,653
Worthington Industries Inc.	3,280	36,244

		1,119,393

MINING – 0.78%
Alcoa Inc.	50,881	631,942
Coeur d’Alene Mines Corp.[a]	4,092	82,167
Compass Minerals International Inc.	1,698	105,819

24	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2009

Security	Shares	Value
Freeport-McMoRan Copper & Gold Inc.[a]	21,513	$1,578,194
Hecla Mining Co.[a,b]	12,796	52,592
Kaiser Aluminum Corp.	875	34,956
Newmont Mining Corp.	24,923	1,083,154
Royal Gold Inc.	2,145	94,745
RTI International Metals Inc.[a]	1,584	32,805
Southern Copper Corp.	11,138	350,847
Titanium Metals Corp.	4,488	38,597
USEC Inc.[a]	5,514	21,284
Vulcan Materials Co.	5,867	270,058

		4,377,160

OFFICE & BUSINESS EQUIPMENT – 0.11%
Pitney Bowes Inc.	10,796	264,502
Xerox Corp.	45,438	341,694

		606,196

OFFICE FURNISHINGS – 0.02%
Herman Miller Inc.	2,800	43,260
HNI Corp.[b]	1,987	52,298

		95,558

OIL & GAS – 9.54%
Anadarko Petroleum Corp.	25,655	1,563,159
Apache Corp.	17,414	1,639,006
Arena Resources Inc.[a]	1,940	72,284
Atlas Energy Inc.	2,909	76,158
Atwood Oceanics Inc.[a]	2,949	104,660
Berry Petroleum Co. Class A	2,063	52,318
Bill Barrett Corp.[a]	1,724	53,410
Cabot Oil & Gas Corp.	5,409	208,084
Carrizo Oil & Gas Inc.[a,b]	1,399	32,429
Chesapeake Energy Corp.	32,711	801,420
Chevron Corp.	104,814	8,022,464
Cimarex Energy Co.	4,287	167,879
CNX Gas Corp.[a]	1,423	39,645
Comstock Resources Inc.[a]	2,448	100,588
Concho Resources Inc.[a]	3,765	143,484
ConocoPhillips	68,082	3,416,355
Continental Resources Inc.[a]	1,568	58,345
Denbury Resources Inc.[a]	13,145	191,917
Devon Energy Corp.	21,912	1,417,926
Diamond Offshore Drilling Inc.	3,433	326,993
Encore Acquisition Co.[a]	2,812	104,241

Security	Shares	Value
ENSCO International Inc.	7,479	$342,463
EOG Resources Inc.	13,171	1,075,544
EQT Corp.	6,497	271,964
EXCO Resources Inc.	8,938	139,612
Exxon Mobil Corp.	251,291	18,010,024
Forest Oil Corp.[a]	5,221	102,332
Frontier Oil Corp.	5,276	73,125
Goodrich Petroleum Corp.[a,b]	1,376	35,322
Helmerich & Payne Inc.	5,077	193,028
Hess Corp.	15,405	843,270
Holly Corp.	2,266	65,737
Marathon Oil Corp.	37,070	1,185,128
Mariner Energy Inc.[a]	5,206	66,324
Murphy Oil Corp.	9,917	606,325
Nabors Industries Ltd.[a]	14,818	308,659
Newfield Exploration Co.[a]	6,857	281,274
Noble Corp.	13,644	555,857
Noble Energy Inc.	9,075	595,592
Occidental Petroleum Corp.	42,352	3,213,670
Parker Drilling Co.[a]	6,067	31,548
Patterson-UTI Energy Inc.	8,091	126,058
Penn Virginia Corp.	2,415	48,904
Petrohawk Energy Corp.[a]	15,623	367,453
Pioneer Natural Resources Co.	5,990	246,249
Plains Exploration & Production Co.[a]	7,214	191,171
Pride International Inc.[a]	8,232	243,338
Quicksilver Resources Inc.[a]	6,155	75,091
Range Resources Corp.	8,159	408,358
Rowan Companies Inc.	5,538	128,759
SandRidge Energy Inc.[a]	7,743	79,211
Southwestern Energy Co.[a]	17,863	778,470
St. Mary Land & Exploration Co.	3,241	110,518
Sunoco Inc.	6,191	190,683
Swift Energy Co.[a]	1,888	39,988
Tesoro Corp.	7,440	105,202
Transocean Ltd.[a]	16,678	1,399,451
Ultra Petroleum Corp.[a]	7,927	384,856
Unit Corp.[a]	2,406	94,026
Valero Energy Corp.	29,341	531,072
W&T Offshore Inc.	1,976	23,020
Whiting Petroleum Corp.[a]	2,698	152,167
XTO Energy Inc.	30,106	1,251,205

		53,564,813

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2009

Security	Shares	Value
OIL & GAS SERVICES – 1.78%
Baker Hughes Inc.	16,080	$676,486
BJ Services Co.	15,212	292,070
Cameron International Corp.[a]	11,441	422,974
Complete Production Services Inc.[a]	3,326	31,697
Core Laboratories NV	1,183	123,387
Dresser-Rand Group Inc.[a]	4,214	124,187
Dril-Quip Inc.[a]	1,597	77,598
Exterran Holdings Inc.[a]	3,343	68,298
FMC Technologies Inc.[a]	6,472	340,427
Global Industries Ltd.[a]	5,586	40,722
Halliburton Co.	46,649	1,362,617
Helix Energy Solutions Group Inc.[a]	5,071	69,625
Hercules Offshore Inc.[a]	6,381	32,735
Key Energy Services Inc.[a]	6,726	49,167
National Oilwell Varco Inc.[a]	21,818	894,320
Oceaneering International Inc.[a]	2,687	137,306
Oil States International Inc.[a]	2,605	89,716
Schlumberger Ltd.	62,328	3,876,802
SEACOR Holdings Inc.[a]	983	79,888
Smith International Inc.	11,526	319,616
Superior Energy Services Inc.[a]	4,124	89,120
Tetra Technologies Inc.[a]	4,135	39,117
Tidewater Inc.	2,692	112,176
Weatherford International Ltd.[a]	36,398	638,057

		9,988,108

PACKAGING & CONTAINERS – 0.28%
Ball Corp.	4,988	246,058
Bemis Co. Inc.	5,639	145,655
Crown Holdings Inc.[a]	8,325	221,861
Greif Inc. Class A	1,252	67,007
Owens-Illinois Inc.[a]	8,744	278,759
Packaging Corp. of America	5,379	98,328
Pactiv Corp.[a]	6,951	160,499
Sealed Air Corp.	8,255	158,744
Silgan Holdings Inc.	1,290	69,338
Sonoco Products Co.	5,299	141,748

		1,587,997

PHARMACEUTICALS – 5.51%
Abbott Laboratories	80,448	4,068,255
Alkermes Inc.[a]	5,045	40,209
Allergan Inc.	16,045	902,531

Security	Shares	Value
AmerisourceBergen Corp.	15,629	$346,182
Amylin Pharmaceuticals Inc.[a]	7,260	80,150
Auxilium Pharmaceuticals Inc.[a]	2,258	71,037
BioMarin Pharmaceutical Inc.[a]	5,336	83,028
Bristol-Myers Squibb Co.	102,972	2,244,790
Cardinal Health Inc.	18,633	528,059
Catalyst Health Solutions Inc.[a]	1,991	62,458
Cephalon Inc.[a,b]	3,886	212,098
Cubist Pharmaceuticals Inc.[a]	2,920	49,465
Dendreon Corp.[a,b]	6,006	151,772
Eli Lilly and Co.	51,341	1,746,107
Endo Pharmaceuticals Holdings Inc.[a]	5,540	124,096
Express Scripts Inc.[a]	13,283	1,061,577
Forest Laboratories Inc.[a]	15,720	434,972
Gilead Sciences Inc.[a]	47,652	2,027,593
Herbalife Ltd.	3,157	106,233
Hospira Inc.[a]	8,304	370,691
Isis Pharmaceuticals Inc.[a]	4,952	62,742
King Pharmaceuticals Inc.[a]	12,773	129,391
Mead Johnson Nutrition Co. Class A	1,650	69,366
Medco Health Solutions Inc.[a]	24,728	1,387,735
Medicis Pharmaceutical Corp. Class A	3,125	66,156
Merck & Co. Inc.	110,556	3,419,497
Mylan Inc.[a,b]	15,765	256,024
NBTY Inc.[a]	2,923	106,426
Omnicare Inc.	6,238	135,177
Onyx Pharmaceuticals Inc.[a]	3,226	85,812
OSI Pharmaceuticals Inc.[a]	3,053	98,368
Par Pharmaceutical Companies Inc.[a]	1,732	36,320
Perrigo Co.	4,436	164,975
Pfizer Inc.	421,184	7,172,764
PharMerica Corp.[a]	1,502	23,176
Schering-Plough Corp.	84,742	2,389,724
Theravance Inc.[a]	2,817	39,353
United Therapeutics Corp.[a]	2,474	105,244
Valeant Pharmaceuticals International[a]	3,662	107,663
VCA Antech Inc.[a]	4,375	104,213
Warner Chilcott PLC Class Aa	5,028	111,370
Watson Pharmaceuticals Inc.[a]	5,505	189,482

		30,972,281

26	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2009

Security	Shares	Value
PIPELINES – 0.41%
El Paso Corp.	37,103	$363,980
National Fuel Gas Co.	3,514	159,325
ONEOK Inc.	5,160	186,844
Questar Corp.	9,070	361,349
Spectra Energy Corp.	33,332	637,308
Williams Companies Inc. (The)	30,099	567,366

		2,276,172

REAL ESTATE – 0.10%
Brookfield Properties Corp.	13,624	138,420
CB Richard Ellis Group Inc. Class Aa	11,571	119,760
Forest City Enterprises Inc. Class A	6,318	55,093
Forestar Group Inc.[a]	1,830	27,011
Jones Lang LaSalle Inc.	2,150	100,728
St. Joe Co. (The)[a,b]	4,817	115,319

		556,331

REAL ESTATE INVESTMENT TRUSTS – 1.85%
Alexandria Real Estate Equities Inc.	2,252	121,991
AMB Property Corp.	7,778	170,960
American Campus Communities Inc.	2,690	72,684
Annaly Capital Management Inc.	28,527	482,392
Apartment Investment and Management Co. Class A	6,241	77,076
AvalonBay Communities Inc.	4,169	286,744
BioMed Realty Trust Inc.	5,089	69,058
Boston Properties Inc.	7,224	439,002
Brandywine Realty Trust	6,524	62,369
BRE Properties Inc. Class A	2,833	77,143
Camden Property Trust	3,249	117,776
CapitalSource Inc.	13,040	46,422
CBL & Associates Properties Inc.	6,898	56,288
Chimera Investment Corp.	33,405	116,583
Colonial Properties Trust	3,125	32,906
Corporate Office Properties Trust	3,068	101,827
DCT Industrial Trust Inc.	10,707	48,503
Developers Diversified Realty Corp.	6,568	56,419
DiamondRock Hospitality Co.[a]	5,707	43,430
Digital Realty Trust Inc.	3,651	164,770
Douglas Emmett Inc.	5,263	62,103
Duke Realty Corp.	11,907	133,835
EastGroup Properties Inc.	1,314	48,368

Security	Shares	Value
Entertainment Properties Trust	1,825	$62,087
Equity Lifestyle Properties Inc.	1,405	65,262
Equity Residential	14,317	413,475
Essex Property Trust Inc.	1,417	106,530
Federal Realty Investment Trust	3,200	188,896
Franklin Street Properties Corp.	4,001	43,131
Hatteras Financial Corp.	1,853	52,069
HCP Inc.	15,159	448,555
Health Care REIT Inc.	6,230	276,425
Healthcare Realty Trust Inc.	3,012	62,740
Highwoods Properties Inc.	3,658	100,668
Home Properties Inc.	1,723	67,507
Hospitality Properties Trust	6,332	122,271
Host Hotels & Resorts Inc.	31,089	314,310
HRPT Properties Trust	11,825	83,130
Kilroy Realty Corp.	2,209	61,013
Kimco Realty Corp.	19,633	248,161
LaSalle Hotel Properties	3,309	56,782
Lexington Realty Trust	4,496	18,838
Liberty Property Trust	5,820	170,933
Macerich Co. (The)	4,239	126,322
Mack-Cali Realty Corp.	4,155	128,597
MFA Financial Inc.	14,268	105,869
Mid-America Apartment Communities Inc.	1,427	62,531
National Retail Properties Inc.	4,230	81,977
Nationwide Health Properties Inc.	5,662	182,600
Omega Healthcare Investors Inc.	4,198	63,642
Post Properties Inc.	2,423	39,955
ProLogis	23,035	260,987
Public Storage	6,701	493,194
Realty Income Corp.[b]	5,472	126,841
Redwood Trust Inc.	3,636	50,686
Regency Centers Corp.	4,259	142,889
Senior Housing Properties Trust	6,819	131,470
Simon Property Group Inc.	14,604	991,466
SL Green Realty Corp.	4,026	156,048
Sunstone Hotel Investors Inc.[a]	5,179	39,101
Tanger Factory Outlet Centers Inc.	2,059	78,386
Taubman Centers Inc.	2,767	84,421
UDR Inc.	7,979	114,738
Ventas Inc.	8,144	326,819

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2009

Security	Shares	Value
Vornado Realty Trust	9,355	$557,184
Washington Real Estate Investment Trust	2,964	79,139
Weingarten Realty Investors	6,381	118,049

		10,394,343

RETAIL – 6.02%
Abercrombie & Fitch Co. Class A	4,567	149,889
Advance Auto Parts Inc.	4,951	184,474
Aeropostale Inc.[a]	3,505	131,543
American Eagle Outfitters Inc.	9,069	158,617
AnnTaylor Stores Corp.[a]	3,068	39,792
AutoNation Inc.[a,b]	3,977	68,563
AutoZone Inc.[a]	1,690	228,674
Barnes & Noble Inc.[b]	2,095	34,798
Bed Bath & Beyond Inc.[a]	13,680	481,673
Best Buy Co. Inc.	17,744	677,466
Big Lots Inc.[a]	4,408	110,420
BJ’s Wholesale Club Inc.[a]	2,900	101,587
Bob Evans Farms Inc.	1,551	40,745
Brinker International Inc.	5,393	68,168
Buckle Inc. (The)	1,397	41,924
Burger King Holdings Inc.	4,785	82,111
CarMax Inc.[a]	10,211	200,850
Casey’s General Stores Inc.	2,646	83,428
Cato Corp. (The) Class A	1,385	27,298
CEC Entertainment Inc.[a]	1,170	34,176
Cheesecake Factory Inc. (The)[a]	2,847	51,758
Chico’s FAS Inc.[a]	9,128	109,080
Children’s Place Retail Stores Inc. (The)[a]	1,236	38,872
Chipotle Mexican Grill Inc. Class Aa,b	766	62,421
Chipotle Mexican Grill Inc. Class Ba	873	69,761
Collective Brands Inc.[a]	3,315	61,493
Copart Inc.[a]	3,655	117,581
Costco Wholesale Corp.	22,532	1,280,944
Cracker Barrel Old Country Store Inc.	1,090	36,134
CVS Caremark Corp.	74,900	2,643,970
Darden Restaurants Inc.	7,225	218,990
Dick’s Sporting Goods Inc.[a]	4,675	106,076
Dillard’s Inc. Class A	2,806	38,218
Dollar Tree Inc.[a]	4,677	211,073
Dress Barn Inc.[a]	2,338	42,201

Security	Shares	Value
Family Dollar Stores Inc.	6,972	$197,308
Foot Locker Inc.	7,993	83,767
Fred’s Inc. Class A	1,853	21,940
GameStop Corp. Class Aa	8,617	209,307
Gap Inc. (The)	26,470	564,870
Genesco Inc.[a]	1,088	28,364
Group 1 Automotive Inc.	1,324	33,656
Home Depot Inc. (The)	88,871	2,229,773
HSN Inc.[a]	2,099	31,359
J. Crew Group Inc.[a]	2,695	109,902
J.C. Penney Co. Inc.	10,896	360,984
Jack in the Box Inc.[a]	2,927	54,911
Kohl’s Corp.[a]	14,992	857,842
Limited Brands Inc.	14,308	251,821
Lowe’s Companies Inc.	76,530	1,497,692
Macy’s Inc.	22,053	387,471
McDonald’s Corp.	57,073	3,345,049
Men’s Wearhouse Inc. (The)	2,407	55,770
MSC Industrial Direct Co. Inc. Class A	2,280	98,154
99 Cents Only Stores[a]	2,013	22,888
Nordstrom Inc.	8,767	278,615
Nu Skin Enterprises Inc. Class A	2,667	60,701
Office Depot Inc.[a]	14,165	85,698
OfficeMax Inc.[a]	3,759	42,965
O’Reilly Automotive Inc.[a]	7,197	268,304
P.F. Chang’s China Bistro Inc.[a,b]	1,153	33,656
Panera Bread Co. Class Aa	1,564	93,809
Papa John’s International Inc.[a]	1,170	26,325
PetSmart Inc.	6,611	155,557
RadioShack Corp.	6,422	108,468
Regis Corp.	2,816	45,732
Rite Aid Corp.[a]	30,577	39,444
Ross Stores Inc.	6,599	290,422
Saks Inc.[a]	7,251	40,678
Sally Beauty Holdings Inc.[a]	4,174	28,175
Sears Holdings Corp.[a,b]	3,003	203,784
Signet Jewelers Ltd.[a]	4,435	111,806
Sonic Corp.[a]	3,034	28,368
Staples Inc.	37,313	809,692
Starbucks Corp.[a]	38,102	723,176
Target Corp.	35,712	1,729,532

28	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2009

Security	Shares	Value
Tiffany & Co.	6,453	$253,538
TJX Companies Inc. (The)	21,560	805,266
Tractor Supply Co.[a]	1,915	85,601
Under Armour Inc. Class Aa,b	2,008	53,915
Urban Outfitters Inc.[a]	6,961	218,436
Walgreen Co.	51,793	1,959,329
Wal-Mart Stores Inc.	114,402	5,683,491
Wendy’s/Arby’s Group Inc. Class A	19,024	75,145
Williams-Sonoma Inc.	5,100	95,778
World Fuel Services Corp.	1,500	76,275
Yum! Brands Inc.	24,132	795,149

		33,784,426

SAVINGS & LOANS – 0.20%
Astoria Financial Corp.	4,738	47,285
Capitol Federal Financial	1,071	32,483
First Niagara Financial Group Inc.	9,466	121,543
Hudson City Bancorp Inc.	25,373	333,401
New York Community Bancorp Inc.[b]	18,122	195,536
NewAlliance Bancshares Inc.	5,325	59,001
People’s United Financial Inc.	9,065	145,312
Provident Financial Services Inc.	3,096	33,282
TFS Financial Corp.	5,014	58,463
Washington Federal Inc.	5,670	97,241

		1,123,547

SEMICONDUCTORS – 2.60%
Advanced Micro Devices Inc.[a]	32,293	148,548
Altera Corp.	15,464	306,033
Amkor Technology Inc.[a]	6,466	35,628
Analog Devices Inc.	15,133	387,859
Applied Materials Inc.	70,005	854,061
Applied Micro Circuits Corp.[a]	3,191	24,954
Atmel Corp.[a]	21,153	78,689
ATMI Inc.[a]	1,745	26,437
Broadcom Corp. Class Aa	22,790	606,442
Cabot Microelectronics Corp.[a]	1,182	37,800
Cree Inc.[a]	4,864	204,774
Cypress Semiconductor Corp.[a]	7,400	62,382
Emulex Corp.[a]	4,181	42,228
Fairchild Semiconductor International Inc.[a]	6,417	47,999
FormFactor Inc.[a]	2,607	44,293
Integrated Device Technology Inc.[a]	8,962	52,697

Security	Shares	Value
Intel Corp.	290,818	$5,557,532
International Rectifier Corp.[a]	3,690	67,453
Intersil Corp. Class A	6,241	78,325
KLA-Tencor Corp.	8,890	289,014
Lam Research Corp.[a]	6,610	222,889
Linear Technology Corp.	10,714	277,278
LSI Corp.[a]	33,634	172,206
Marvell Technology Group Ltd.[a]	25,431	348,913
Maxim Integrated Products Inc.	16,067	267,837
MEMC Electronic Materials Inc.[a]	11,794	146,481
Microchip Technology Inc.	9,482	227,189
Micron Technology Inc.[a]	44,150	299,779
Microsemi Corp.[a]	4,199	55,889
National Semiconductor Corp.	12,341	159,693
Novellus Systems Inc.[a]	5,132	105,617
NVIDIA Corp.[a]	28,447	340,226
OmniVision Technologies Inc.[a]	2,588	31,729
ON Semiconductor Corp.[a]	22,143	148,137
PMC-Sierra Inc.[a]	11,737	99,999
QLogic Corp.[a,b]	6,370	111,730
Rambus Inc.[a]	5,455	87,280
Rovi Corp.[a]	4,245	116,950
Semtech Corp.[a]	3,064	47,400
Silicon Laboratories Inc.[a]	2,289	95,909
Skyworks Solutions Inc.[a]	8,934	93,182
Teradyne Inc.[a]	8,773	73,430
Tessera Technologies Inc.[a]	2,626	58,061
Texas Instruments Inc.	66,593	1,561,606
TriQuint Semiconductor Inc.[a]	7,933	42,759
Varian Semiconductor Equipment Associates Inc.[a]	3,756	106,633
Veeco Instruments Inc.[a]	1,732	42,174
Xilinx Inc.	14,437	314,005
Zoran Corp.[a]	2,548	22,601

		14,630,730

SOFTWARE – 4.50%
ACI Worldwide Inc.[a]	1,721	27,691
Activision Blizzard Inc.[a]	30,064	325,593
Acxiom Corp.[a]	4,167	47,837
Adobe Systems Inc.[a]	27,382	901,963
Advent Software Inc.[a]	754	28,818

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2009

Security	Shares	Value
Allscripts-Misys Healthcare Solutions Inc.[a]	3,001	$58,520
ANSYS Inc.[a]	4,559	185,004
athenahealth Inc.[a]	1,622	61,003
Autodesk Inc.[a]	11,776	293,576
Automatic Data Processing Inc.	26,177	1,041,845
Avid Technology Inc.[a]	1,578	19,930
Blackboard Inc.[a]	1,490	52,850
BMC Software Inc.[a]	9,618	357,405
Broadridge Financial Solutions Inc.	7,441	154,847
CA Inc.	21,895	458,043
Cerner Corp.[a]	3,341	254,050
Citrix Systems Inc.[a]	9,542	350,764
Compuware Corp.[a]	12,780	90,227
Concur Technologies Inc.[a]	2,221	79,156
CSG Systems International Inc.[a]	1,790	29,249
Dun & Bradstreet Corp. (The)	2,776	212,531
Electronic Arts Inc.[a]	16,879	307,873
Fair Isaac Corp.	2,588	52,614
Fidelity National Information Services Inc.	16,279	354,231
Fiserv Inc.[a]	8,107	371,868
Global Payments Inc.	4,186	206,077
IMS Health Inc.	9,474	155,279
Informatica Corp.[a]	4,495	95,429
Intuit Inc.[a]	15,398	447,620
JDA Software Group Inc.[a]	1,567	31,089
ManTech International Corp. Class Aa	1,188	52,106
Microsoft Corp.	413,691	11,471,651
MSCI Inc. Class Aa	5,281	160,542
Novell Inc.[a]	17,597	71,972
Nuance Communications Inc.[a]	11,572	151,709
Oracle Corp.	200,058	4,221,224
Parametric Technology Corp.[a]	5,910	88,118
Paychex Inc.	16,894	479,959
Progress Software Corp.[a]	2,021	46,685
Quality Systems Inc.	945	57,664
Quest Software Inc.[a]	3,162	53,027
Red Hat Inc.[a]	9,927	256,216
Salesforce.com Inc.[a]	5,371	304,804
SEI Investments Co.	8,210	143,429
Solera Holdings Inc.	3,654	117,732

Security	Shares	Value
Sybase Inc.[a]	4,384	$173,431
Take-Two Interactive Software Inc.[a]	3,977	43,628
Total System Services Inc.	10,292	164,363
VeriFone Holdings Inc.[a]	4,024	53,519
VMware Inc. Class Aa	2,861	109,948

		25,274,709

TELECOMMUNICATIONS – 5.61%
ADC Telecommunications Inc.[a]	5,102	33,112
ADTRAN Inc.	3,358	77,368
Amdocs Ltd.[a]	9,908	249,682
American Tower Corp. Class Aa	20,709	762,505
Anixter International Inc.[a]	1,580	66,123
ARRIS Group Inc.[a]	6,325	64,895
AT&T Inc.	310,641	7,974,154
Atheros Communications Inc.[a]	3,249	79,990
Black Box Corp.	895	23,726
CenturyTel Inc.	15,496	503,000
Ciena Corp.[a]	4,677	54,861
Cincinnati Bell Inc.[a]	10,617	32,700
Cisco Systems Inc.[a]	301,587	6,891,263
CommScope Inc.[a]	4,856	131,209
Comtech Telecommunications Corp.[a]	1,490	47,859
Corning Inc.	81,645	1,192,833
Crown Castle International Corp.[a]	12,872	388,992
EchoStar Corp. Class Aa	2,109	38,299
Frontier Communications Corp.	16,538	118,577
Harmonic Inc.[a]	4,590	24,098
Harris Corp.	6,916	288,536
InterDigital Inc.[a]	2,215	45,540
JDS Uniphase Corp.[a]	11,105	62,077
Juniper Networks Inc.[a]	27,539	702,520
Leap Wireless International Inc.[a]	3,195	42,238
Level 3 Communications Inc.[a]	83,590	98,636
MetroPCS Communications Inc.[a]	13,220	82,361
Motorola Inc.	112,566	964,691
NeuStar Inc. Class Aa	3,815	88,127
NII Holdings Inc.[a]	8,588	231,275
Plantronics Inc.	2,483	59,865
Polycom Inc.[a]	4,323	92,815
QUALCOMM Inc.	85,813	3,553,516
Qwest Communications International Inc.	73,563	264,091

30	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2009

Security	Shares	Value
RF Micro Devices Inc.[a]	12,512	$49,798
SAVVIS Inc.[a]	2,231	32,996
SBA Communications Corp. Class Aa	6,028	170,050
Sonus Networks Inc.[a]	10,986	21,093
Sprint Nextel Corp.[a]	144,790	428,578
Sycamore Networks Inc.[a]	9,682	27,594
Syniverse Holdings Inc.[a]	3,633	62,233
Tekelec[a]	3,493	52,465
Telephone and Data Systems Inc.	2,678	79,322
Telephone and Data Systems Inc. Special	2,510	69,276
Tellabs Inc.[a]	18,694	112,538
3Com Corp.[a]	19,785	101,695
tw telecom inc.[a]	7,759	97,763
United States Cellular Corp.[a]	808	29,581
Verizon Communications Inc.	149,536	4,424,770
Virgin Media Inc.	15,520	216,814
Windstream Corp.	23,060	222,298

		31,530,398

TEXTILES – 0.06%
Cintas Corp.	6,892	190,839
G&K Services Inc. Class A	1,061	23,501
Mohawk Industries Inc.[a]	2,907	124,507

		338,847

TOYS, GAMES & HOBBIES – 0.12%
Hasbro Inc.	6,547	178,537
Marvel Entertainment Inc.[a]	2,672	133,520
Mattel Inc.	18,984	359,367

		671,424

TRANSPORTATION – 1.70%
Alexander & Baldwin Inc.	2,171	62,590
Arkansas Best Corp.	1,263	32,611
Bristow Group Inc.[a]	1,393	40,606
Burlington Northern Santa Fe Corp.	14,439	1,087,545
C.H. Robinson Worldwide Inc.	8,850	487,724
Con-way Inc.	2,614	86,236
CSX Corp.	20,426	861,569
Expeditors International Washington Inc.	11,126	358,480
FedEx Corp.	15,183	1,103,652
Forward Air Corp.	1,579	33,696
Genco Shipping & Trading Ltd.	1,408	28,005

Security	Shares	Value
General Maritime Corp.	2,487	$17,135
Genesee & Wyoming Inc. Class Aa	1,972	57,208
Heartland Express Inc.	2,898	39,413
Hub Group Inc. Class Aa	1,888	46,936
J.B. Hunt Transport Services Inc.	4,987	149,909
Kansas City Southern Industries Inc.[a]	4,933	119,527
Kirby Corp.[a]	2,806	94,843
Knight Transportation Inc.	2,956	47,414
Landstar System Inc.	2,662	93,809
Norfolk Southern Corp.	19,121	891,421
Old Dominion Freight Line Inc.[a]	1,523	39,583
Overseas Shipholding Group Inc.	1,204	47,257
Ryder System Inc.	2,892	117,271
Teekay Corp.	2,155	44,716
Union Pacific Corp.	26,315	1,451,009
United Parcel Service Inc. Class B	36,597	1,964,527
UTi Worldwide Inc.	5,418	67,562
Werner Enterprises Inc.	2,808	52,650

		9,524,904

TRUCKING & LEASING – 0.01%
GATX Corp.	2,146	58,328

		58,328

WATER – 0.04%
American Water Works Co. Inc.	4,824	91,511
Aqua America Inc.	7,193	111,132
California Water Service Group	1,009	36,899

		239,542

TOTAL COMMON STOCKS (Cost: $614,710,097)		560,626,931

SHORT-TERM INVESTMENTS – 1.05%

MONEY MARKET FUNDS – 1.05%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[c,d,e]	4,725,379	4,725,379
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	696,125	696,125

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2009

Security	Shares	Value
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	481,519	$481,519

		5,903,023

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,903,023)		5,903,023

TOTAL INVESTMENTS IN SECURITIES – 100.87% (Cost: $620,613,120)		566,529,954

Other Assets, Less Liabilities – (0.87)%		(4,860,880)

NET ASSETS – 100.00%		$561,669,074

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

32	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.81%

ELECTRIC – 1.19%
OGE Energy Corp.	255,718	$8,494,952

		8,494,952

ELECTRICAL COMPONENTS & EQUIPMENT – 0.30%
SunPower Corp. Class Aa,b	22,282	552,816
SunPower Corp. Class Ba	71,593	1,550,704

		2,103,520

ENERGY - ALTERNATE SOURCES – 0.44%
First Solar Inc.[a,b]	25,759	3,140,795

		3,140,795

GAS – 0.23%
Energen Corp.	21,296	934,468
Southern Union Co.	35,129	687,475

		1,621,943

MACHINERY - DIVERSIFIED – 0.00%
Chart Industries Inc.[a]	100	1,977

		1,977

OIL & GAS – 81.21%
Anadarko Petroleum Corp.	314,857	19,184,237
Apache Corp.	249,311	23,465,151
Arena Resources Inc.[a]	20,265	755,074
Atlas Energy Inc.	45	1,178
Atwood Oceanics Inc.[a]	18,677	662,847
Berry Petroleum Co. Class A	50	1,268
Bill Barrett Corp.[a]	18,538	574,307
Cabot Oil & Gas Corp.	59,654	2,294,889
Carrizo Oil & Gas Inc.[a,b]	38	881
Chesapeake Energy Corp.	320,098	7,842,401
Chevron Corp.	1,149,743	88,001,329
Cimarex Energy Co.	40,810	1,598,120
Comstock Resources Inc.[a]	24,991	1,026,880
Concho Resources Inc.[a]	34,087	1,299,056
ConocoPhillips	797,640	40,025,575
Continental Resources Inc.[a,b]	7,361	273,903
Denbury Resources Inc.[a]	140,629	2,053,183
Devon Energy Corp.	285,300	18,461,763
Diamond Offshore Drilling Inc.[b]	61,734	5,880,164
Encore Acquisition Co.[a]	25,428	942,616
ENSCO International Inc.	76,783	3,515,894
EOG Resources Inc.	170,610	13,932,013
EXCO Resources Inc.	71,478	1,116,486

Security	Shares	Value
Exxon Mobil Corp.	2,455,547	$175,989,054
Forest Oil Corp.[a]	39,997	783,941
Frontier Oil Corp.	86,272	1,195,730
Goodrich Petroleum Corp.[a,b]	3,208	82,349
Helmerich & Payne Inc.	52,486	1,995,518
Hess Corp.	206,637	11,311,309
Holly Corp.	57,993	1,682,377
Marathon Oil Corp.	506,663	16,198,016
Mariner Energy Inc.[a]	16,902	215,331
Murphy Oil Corp.	175,762	10,746,089
Nabors Industries Ltd.[a]	117,027	2,437,672
Newfield Exploration Co.[a]	83,409	3,421,437
Noble Corp.	165,882	6,758,033
Noble Energy Inc.	113,398	7,442,311
Occidental Petroleum Corp.	437,891	33,227,169
Patterson-UTI Energy Inc.	53,205	828,934
Petrohawk Energy Corp.[a]	115,707	2,721,429
Pioneer Natural Resources Co.	57,875	2,379,241
Plains Exploration & Production Co.[a]	57,827	1,532,416
Pride International Inc.[a]	85,713	2,533,676
Quicksilver Resources Inc.[a]	138	1,684
Range Resources Corp.	88,137	4,411,257
Rowan Companies Inc.	38,000	883,500
SandRidge Energy Inc.[a]	29	297
Southwestern Energy Co.[a]	208,860	9,102,119
St. Mary Land & Exploration Co.	27,318	931,544
Sunoco Inc.	112,570	3,467,156
Swift Energy Co.[a]	38	805
Tesoro Corp.	86,340	1,220,848
Transocean Ltd.[a,b]	196,380	16,478,246
Ultra Petroleum Corp.[a]	90,415	4,389,648
Unit Corp.[a]	14,429	563,885
Valero Energy Corp.	297,132	5,378,089
W&T Offshore Inc.	33	384
Whiting Petroleum Corp.[a]	9,140	515,496
XTO Energy Inc.	365,882	15,206,056

		578,942,261

OIL & GAS SERVICES – 15.12%
Baker Hughes Inc.[b]	214,005	9,003,190
BJ Services Co.	142,720	2,740,224
Cameron International Corp.[a]	138,581	5,123,340
Core Laboratories NVb	12,588	1,312,928
Dresser-Rand Group Inc.[a]	47,749	1,407,163

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

October 31, 2009

Security	Shares	Value
Dril-Quip Inc.[a]	17,024	$827,196
FMC Technologies Inc.[a]	72,544	3,815,814
Halliburton Co.	527,538	15,409,385
Helix Energy Solutions Group Inc.[a]	102	1,400
Key Energy Services Inc.[a]	154	1,126
National Oilwell Varco Inc.[a]	238,188	9,763,326
Oceaneering International Inc.[a]	32,591	1,665,400
Oil States International Inc.[a]	29	999
Schlumberger Ltd.	682,322	42,440,428
SEACOR Holdings Inc.[a]	19,863	1,614,266
Smith International Inc.	134,704	3,735,342
Superior Energy Services Inc.[a]	33,793	730,267
Tetra Technologies Inc.[a]	90	851
Tidewater Inc.	28,874	1,203,180
Weatherford International Ltd.[a]	400,502	7,020,800

		107,816,625

PIPELINES – 1.20%
El Paso Corp.	466,649	4,577,827
Williams Companies Inc. (The)	210,873	3,974,956

		8,552,783

TRANSPORTATION – 0.12%
Bristow Group Inc.[a]	29,395	856,864

		856,864

TOTAL COMMON STOCKS (Cost: $852,488,296)		711,531,720

SHORT-TERM INVESTMENTS – 3.63%

MONEY MARKET FUNDS – 3.63%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[c,d,e]	21,656,713	21,656,713
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	3,190,386	3,190,386
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	1,052,871	1,052,871

		25,899,970

TOTAL SHORT-TERM INVESTMENTS (Cost: $25,899,970)		25,899,970

Value

TOTAL INVESTMENTS IN SECURITIES – 103.44%
(Cost: $878,388,266)	$737,431,690

Other Assets, Less Liabilities – (3.44)%	(24,531,742)

NET ASSETS – 100.00%	$712,899,948

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

34	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.83%

BIOTECHNOLOGY – 11.26%
Acorda Therapeutics Inc.[a]	16,961	$368,563
Affymetrix Inc.[a]	31,573	165,127
Alexion Pharmaceuticals Inc.[a]	39,770	1,766,186
Amgen Inc.[a]	456,335	24,518,880
Biogen Idec Inc.[a]	130,086	5,480,523
Bio-Rad Laboratories Inc. Class Aa	8,454	755,703
Celera Corp.[a]	36,116	223,558
Celgene Corp.[a]	207,489	10,592,313
Charles River Laboratories International Inc.[a]	29,731	1,085,776
Genzyme Corp.[a]	121,952	6,170,771
Human Genome Sciences Inc.[a]	71,533	1,336,952
Illumina Inc.[a,b]	55,879	1,793,716
Incyte Corp.[a]	51,804	305,126
InterMune Inc.[a]	16,478	199,054
Life Technologies Corp.[a]	79,510	3,750,487
Millipore Corp.[a]	25,117	1,683,090
Myriad Genetics Inc.[a]	42,949	1,042,802
Nektar Therapeutics[a]	41,219	334,698
PDL BioPharma Inc.	53,662	451,297
Regeneron Pharmaceuticals Inc.[a]	28,273	443,886
Savient Pharmaceuticals Inc.[a]	27,348	344,585
Vertex Pharmaceuticals Inc.[a]	81,532	2,736,214

		65,549,307

COMMERCIAL SERVICES – 0.32%
HMS Holdings Corp.[a]	11,634	499,448
PAREXEL International Corp.[a]	26,048	326,121
Pharmaceutical Product Development Inc.	49,534	1,067,458

		1,893,027

DISTRIBUTION & WHOLESALE – 0.13%
Owens & Minor Inc.	18,734	766,033

		766,033

ELECTRONICS – 1.96%
Thermo Fisher Scientific Inc.[a]	183,996	8,279,820
Varian Inc.[a]	13,027	666,982
Waters Corp.[a]	43,532	2,500,043

		11,446,845

Security	Shares	Value
HEALTH CARE - PRODUCTS – 32.14%
Alcon Inc.	34,394	$4,911,119
American Medical Systems Holdings Inc.[a]	33,145	511,096
Baxter International Inc.	272,732	14,743,892
Beckman Coulter Inc.	30,704	1,975,188
Becton, Dickinson and Co.	102,132	6,981,743
Boston Scientific Corp.[a]	679,597	5,518,328
C.R. Bard Inc.	44,033	3,305,557
CareFusion Corp.[a]	80,623	1,803,536
Cepheid Inc.[a]	25,927	344,051
Cooper Companies Inc. (The)	20,395	571,264
Covidien PLC[b]	227,149	9,567,516
DENTSPLY International Inc.	67,193	2,214,681
Edwards Lifesciences Corp.[a]	25,288	1,945,659
Gen-Probe Inc.[a]	22,637	944,416
Haemonetics Corp.[a]	11,548	594,722
Henry Schein Inc.[a]	40,693	2,149,811
Hill-Rom Holdings Inc.	28,143	551,321
Hologic Inc.[a]	115,408	1,705,730
IDEXX Laboratories Inc.[a]	26,732	1,366,540
Immucor Inc.[a]	31,449	562,308
Intuitive Surgical Inc.[a]	17,068	4,204,702
Invacare Corp.	13,883	311,396
Inverness Medical Innovations Inc.[a]	35,422	1,346,390
Johnson & Johnson	1,246,680	73,616,454
Kinetic Concepts Inc.[a]	27,885	925,503
Masimo Corp.[a]	23,371	620,967
Medtronic Inc.	500,256	17,859,139
NuVasive Inc.[a,b]	16,372	594,140
Patterson Companies Inc.[a]	44,999	1,148,824
PSS World Medical Inc.[a]	27,215	550,287
ResMed Inc.[a]	34,041	1,675,158
St. Jude Medical Inc.[a]	155,171	5,288,228
Steris Corp.	24,280	710,433
Stryker Corp.	137,164	6,309,544
TECHNE Corp.	16,861	1,053,981
Thoratec Corp.[a]	25,222	662,330
Varian Medical Systems Inc.[a,b]	56,181	2,302,297
West Pharmaceutical Services Inc.	14,732	581,472
Zimmer Holdings Inc.[a]	96,972	5,097,818

		187,127,541

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

October 31, 2009

Security	Shares	Value
HEALTH CARE - SERVICES – 9.64%
Aetna Inc.	196,794	$5,122,548
Amedisys Inc.[a,b]	12,280	488,621
AMERIGROUP Corp.[a]	23,823	525,297
Brookdale Senior Living Inc.[a,b]	24,675	415,527
Centene Corp.[a]	20,403	363,785
Community Health Systems Inc.[a]	41,945	1,312,040
Covance Inc.[a]	28,678	1,482,079
Coventry Health Care Inc.[a]	66,622	1,321,114
DaVita Inc.[a]	47,129	2,499,251
Health Management Associates Inc. Class Aa	109,898	670,378
Health Net Inc.[a]	46,634	695,313
HealthSouth Corp.[a,b]	39,371	575,210
Healthways Inc.[a]	15,112	243,001
Humana Inc.[a]	76,804	2,886,294
Laboratory Corp. of America Holdings[a]	48,719	3,356,252
LifePoint Hospitals Inc.[a]	23,945	678,362
Lincare Holdings Inc.[a]	30,523	958,727
Magellan Health Services Inc.[a]	15,876	510,096
MEDNAX Inc.[a]	20,509	1,064,827
Odyssey Healthcare Inc.[a]	14,757	205,713
Psychiatric Solutions Inc.[a]	23,854	492,347
Quest Diagnostics Inc.	69,722	3,899,551
Tenet Healthcare Corp.[a]	215,862	1,105,213
UnitedHealth Group Inc.	523,996	13,597,696
Universal Health Services Inc. Class B	20,420	1,136,373
WellCare Health Plans Inc.[a]	18,762	490,251
WellPoint Inc.[a]	214,151	10,013,701

		56,109,567

INSURANCE – 0.59%
CIGNA Corp.	122,553	3,411,876

		3,411,876

PHARMACEUTICALS – 43.79%
Abbott Laboratories	693,545	35,072,571
Alkermes Inc.[a]	42,528	338,948
Allergan Inc.	138,626	7,797,713
Amylin Pharmaceuticals Inc.[a]	63,381	699,726
Auxilium Pharmaceuticals Inc.[a]	19,200	604,032
BioMarin Pharmaceutical Inc.[a]	44,781	696,792

Security	Shares	Value
Bristol-Myers Squibb Co.	887,068	$19,338,082
Catalyst Health Solutions Inc.[a]	17,008	533,541
Cephalon Inc.[a]	33,755	1,842,348
Cubist Pharmaceuticals Inc.[a]	25,833	437,611
Dendreon Corp.[a]	52,062	1,315,607
Eli Lilly and Co.	442,585	15,052,316
Endo Pharmaceuticals Holdings Inc.[a]	46,734	1,046,842
Express Scripts Inc.[a]	114,725	9,168,822
Forest Laboratories Inc.[a]	135,985	3,762,705
Gilead Sciences Inc.[a]	410,426	17,463,626
Hospira Inc.[a]	71,764	3,203,545
Isis Pharmaceuticals Inc.[a]	41,757	529,061
King Pharmaceuticals Inc.[a]	110,658	1,120,966
Medco Health Solutions Inc.[a]	213,554	11,984,650
Medicis Pharmaceutical Corp. Class A	26,468	560,328
Merck & Co. Inc.[b]	952,985	29,475,826
Mylan Inc.[a,b]	136,587	2,218,173
Onyx Pharmaceuticals Inc.[a]	27,490	731,234
OSI Pharmaceuticals Inc.[a]	26,071	840,008
Par Pharmaceutical Companies Inc.[a]	15,530	325,664
Perrigo Co.	38,056	1,415,303
Pfizer Inc.	3,630,857	61,833,495
PharMerica Corp.[a]	13,675	211,005
Schering-Plough Corp.	730,109	20,589,074
Theravance Inc.[a]	23,969	334,847
United Therapeutics Corp.[a]	20,962	891,723
Valeant Pharmaceuticals International[a]	31,374	922,396
Warner Chilcott PLC Class Aa,b	43,801	970,192
Watson Pharmaceuticals Inc.[a]	47,809	1,645,586

		254,974,358

TOTAL COMMON STOCKS (Cost: $798,469,759)		581,278,554

SHORT-TERM INVESTMENTS – 5.75%

MONEY MARKET FUNDS – 5.75%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[c,d,e]	28,679,070	28,679,070

36	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

October 31, 2009

Security	Shares	Value
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18% [c,d,e]	4,224,893	$4,224,893
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04% [c,d]	552,558	552,558

		33,456,521

TOTAL SHORT-TERM INVESTMENTS (Cost: $33,456,521)		33,456,521

TOTAL INVESTMENTS IN SECURITIES – 105.58% (Cost: $831,926,280)		614,735,075

Other Assets, Less Liabilities – (5.58)%		(32,466,917)

NET ASSETS – 100.00%		$582,268,158

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.91%

COMMERCIAL SERVICES – 0.32%
Gartner Inc.[a]	47,488	$884,227
SAIC Inc.[a]	175,913	3,115,419

		3,999,646

COMPUTERS – 31.65%
Apple Inc.[a]	619,414	116,759,539
Brocade Communications Systems Inc.[a]	266,267	2,284,571
CACI International Inc. Class Aa	27,234	1,296,883
Cadence Design Systems Inc.[a]	166,873	1,019,594
Cognizant Technology Solutions Corp. Class Aa	197,366	7,628,196
Computer Sciences Corp.[a]	119,456	6,057,614
Dell Inc.[a]	1,228,252	17,797,371
Diebold Inc.	65,754	1,988,401
DST Systems Inc.[a]	30,653	1,278,537
Electronics For Imaging Inc.[a]	45,107	525,948
EMC Corp.[a]	1,453,467	23,938,601
Hewlett-Packard Co.	1,296,109	61,513,333
Insight Enterprises Inc.[a]	6,131	64,498
International Business Machines Corp.	930,518	112,229,776
Lexmark International Inc. Class Aa	53,096	1,353,948
Mentor Graphics Corp.[a]	58,402	426,335
MICROS Systems Inc.[a]	61,545	1,656,791
NCR Corp.[a]	128,974	1,309,086
NetApp Inc.[a]	239,281	6,472,551
Palm Inc.[a,b]	106,234	1,233,377
Perot Systems Corp. Class Aa	93,734	2,806,396
Riverbed Technology Inc.[a]	33,976	696,168
SanDisk Corp.[a]	156,347	3,201,987
Seagate Technology	335,655	4,682,387
SRA International Inc. Class Aa	32,775	614,859
STEC Inc.[a,b]	29,323	625,166
Sun Microsystems Inc.[a]	536,137	4,385,601
Synaptics Inc.[a,b]	19,276	433,710
Synopsys Inc.[a]	103,310	2,272,820
Teradata Corp.[a]	129,215	3,602,514
Unisys Corp.[a]	13,384	390,010
Western Digital Corp.[a]	167,607	5,645,004

		396,191,572

Security	Shares	Value
DISTRIBUTION & WHOLESALE – 0.38%
Brightpoint Inc.[a]	35,982	$265,187
Ingram Micro Inc. Class Aa	136,113	2,402,394
Tech Data Corp.[a]	53,153	2,042,670

		4,710,251
ELECTRONICS – 0.07%
Cymer Inc.[a]	26,784	917,084

		917,084
ENGINEERING & CONSTRUCTION – 0.01%
Dycom Industries Inc.[a]	15,072	148,911

		148,911
INTERNET – 11.37%
Akamai Technologies Inc.[a]	114,149	2,511,278
Ariba Inc.[a]	58,256	688,586
Avocent Corp.[a]	37,399	930,113
Check Point Software Technologies Ltd.[a]	149,644	4,649,439
Digital River Inc.[a]	26,135	596,662
EarthLink Inc.	88,840	719,604
Equinix Inc.[a,b]	21,397	1,825,592
F5 Networks Inc.[a]	63,316	2,842,255
Google Inc. Class Aa	167,847	89,986,134
IAC/InterActiveCorp.[a]	52,172	988,138
j2 Global Communications Inc.[a]	41,816	855,137
McAfee Inc.[a]	122,891	5,146,675
Rackspace Hosting Inc.[a]	42,018	703,801
Symantec Corp.[a]	577,398	10,150,657
TIBCO Software Inc.[a]	126,450	1,106,438
United Online Inc.	50,714	405,712
VeriSign Inc.[a]	142,750	3,256,128
Websense Inc.[a]	26,155	420,049
Yahoo! Inc.[a]	909,246	14,457,011

		142,239,409
MACHINERY – 0.05%
Intermec Inc.[a]	48,096	592,543

		592,543
OFFICE & BUSINESS EQUIPMENT – 0.71%
Pitney Bowes Inc.	160,007	3,920,172
Xerox Corp.	666,189	5,009,741

		8,929,913

38	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2009

Security	Shares	Value
SEMICONDUCTORS – 15.22%
Advanced Micro Devices Inc.[a]	380,722	$1,751,321
Altera Corp.	219,987	4,353,543
Amkor Technology Inc.[a]	51,687	284,795
Analog Devices Inc.	233,976	5,996,805
Applied Materials Inc.	1,039,213	12,678,399
Applied Micro Circuits Corp.[a]	46,750	365,585
Atmel Corp.[a]	361,320	1,344,110
ATMI Inc.[a]	11,944	180,952
Broadcom Corp. Class Aa	319,832	8,510,730
Cabot Microelectronics Corp.[a]	17,431	557,443
Cree Inc.[a]	74,532	3,137,797
Cypress Semiconductor Corp.[a]	102,501	864,083
Emulex Corp.[a]	60,312	609,151
Fairchild Semiconductor International Inc.[a]	59,757	446,982
FormFactor Inc.[a]	39,360	668,726
Integrated Device Technology Inc.[a]	124,384	731,378
Intel Corp.	3,163,752	60,459,301
International Rectifier Corp.[a]	56,077	1,025,088
Intersil Corp. Class A	86,625	1,087,144
KLA-Tencor Corp.	133,345	4,335,046
Lam Research Corp.[a]	90,398	3,048,221
Linear Technology Corp.	153,042	3,960,727
LSI Corp.[a]	452,113	2,314,819
Marvell Technology Group Ltd.[a,b]	337,126	4,625,369
Maxim Integrated Products Inc.	255,036	4,251,450
MEMC Electronic Materials Inc.[a]	155,524	1,931,608
Microchip Technology Inc.	166,215	3,982,511
Micron Technology Inc.[a]	586,825	3,984,542
Microsemi Corp.[a]	55,121	733,661
National Semiconductor Corp.	170,682	2,208,625
Novellus Systems Inc.[a]	74,019	1,523,311
NVIDIA Corp.[a]	393,517	4,706,463
OmniVision Technologies Inc.[a]	33,115	405,990
ON Semiconductor Corp.[a]	272,359	1,822,082
PMC-Sierra Inc.[a]	148,398	1,264,351
QLogic Corp.[a,b]	111,868	1,962,165
Rambus Inc.[a,b]	71,774	1,148,384
Rovi Corp.[a]	56,426	1,554,536
Semtech Corp.[a]	53,271	824,102
Silicon Laboratories Inc.[a,b]	36,278	1,520,048

Security	Shares	Value
Skyworks Solutions Inc.[a]	110,926	$1,156,958
Teradyne Inc.[a]	108,904	911,526
Tessera Technologies Inc.[a]	33,425	739,027
Texas Instruments Inc.	982,062	23,029,354
TriQuint Semiconductor Inc.[a]	98,974	533,470
Varian Semiconductor Equipment Associates Inc.[a]	58,776	1,668,651
Xilinx Inc.	224,779	4,888,943
Zoran Corp.[a]	43,018	381,570

		190,470,843

SOFTWARE – 22.67%
ACI Worldwide Inc.[a]	21,787	350,553
Adobe Systems Inc.[a]	379,892	12,513,642
Advent Software Inc.[a]	12,950	494,949
Allscripts-Misys Healthcare Solutions Inc.[a]	53,914	1,051,323
ANSYS Inc.[a]	63,291	2,568,349
athenahealth Inc.[a]	13,796	518,868
Autodesk Inc.[a]	165,603	4,128,483
Blackboard Inc.[a]	5,164	183,167
BMC Software Inc.[a]	143,774	5,342,642
CA Inc.	303,419	6,347,525
Cerner Corp.[a,b]	59,521	4,525,977
Citrix Systems Inc.[a]	135,943	4,997,265
Compuware Corp.[a]	178,947	1,263,366
Concur Technologies Inc.[a,b]	34,573	1,232,182
CSG Systems International Inc.[a]	30,935	505,478
Fair Isaac Corp.	34,937	710,269
Informatica Corp.[a]	60,747	1,289,659
Intuit Inc.[a]	227,508	6,613,658
JDA Software Group Inc.[a]	21,067	417,969
Microsoft Corp.	5,534,637	153,475,484
Novell Inc.[a]	238,624	975,972
Nuance Communications Inc.[a]	131,675	1,726,259
Oracle Corp.	2,624,790	55,383,069
Parametric Technology Corp.[a]	84,791	1,264,234
Progress Software Corp.[a]	24,878	574,682
Quality Systems Inc.[b]	6,688	408,102
Quest Software Inc.[a]	48,575	814,603
Red Hat Inc.[a]	129,757	3,349,028
Salesforce.com Inc.[a]	73,499	4,171,068
Solera Holdings Inc.	59,591	1,920,022

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2009

Security	Shares	Value
Sybase Inc.[a]	70,031	$2,770,426
VeriFone Holdings Inc.[a]	54,798	728,813
VMware Inc. Class Aa	30,248	1,162,431

		283,779,517

TELECOMMUNICATIONS – 17.46%
ADC Telecommunications Inc.[a]	30,203	196,017
ADTRAN Inc.	43,909	1,011,663
Amdocs Ltd.[a]	132,684	3,343,637
American Tower Corp. Class Aa	302,639	11,143,168
ARRIS Group Inc.[a]	86,968	892,292
Atheros Communications Inc.[a]	40,400	994,648
Ciena Corp.[a]	47,592	558,254
Cisco Systems Inc.[a]	4,046,144	92,454,390
Comtech Telecommunications Corp.[a]	25,237	810,612
Corning Inc.	1,093,127	15,970,585
Crown Castle International Corp.[a]	178,304	5,388,347
EchoStar Corp. Class Aa	27,729	503,559
Harmonic Inc.[a]	64,304	337,596
Harris Corp.	101,401	4,230,450
InterDigital Inc.[a]	31,145	640,341
JDS Uniphase Corp.[a]	118,165	660,542
Juniper Networks Inc.[a]	379,474	9,680,382
Motorola Inc.	1,454,546	12,465,459
Plantronics Inc.	33,144	799,102
Polycom Inc.[a]	60,434	1,297,518
QUALCOMM Inc.	1,151,582	47,687,011
RF Micro Devices Inc.[a]	148,047	589,227
SAVVIS Inc.[a]	19,342	286,068
SBA Communications Corp. Class Aa	79,042	2,229,775
Sonus Networks Inc.[a]	173,117	332,385
Sycamore Networks Inc.[a]	130,091	370,759
Tekelec[a]	42,201	633,859
Tellabs Inc.[a]	266,198	1,602,512
3Com Corp.[a]	273,780	1,407,229

		218,517,387

TOTAL COMMON STOCKS (Cost: $1,369,120,135)		1,250,497,076

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.81%

MONEY MARKET FUNDS – 0.81%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[c,d,e]	7,842,495	$7,842,495
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18% [c,d,e]	1,155,327	1,155,327
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	1,103,536	1,103,536

		10,101,358

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,101,358)		10,101,358

TOTAL INVESTMENTS IN SECURITIES – 100.72% (Cost: $1,379,221,493)		1,260,598,434

Other Assets, Less Liabilities – (0.72)%		(8,964,699)

NET ASSETS – 100.00%		$1,251,633,735

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

40	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.95%

HOLDING COMPANIES - DIVERSIFIED – 4.09%
Leucadia National Corp.[a]	811,864	$18,242,584

		18,242,584

INTERNET – 1.93%
AboveNet Inc.[a,b]	178,293	8,629,381

		8,629,381

TELECOMMUNICATIONS – 93.93%
Alaska Communications Systems Group Inc.[b]	569,457	4,430,375
AT&T Inc.	3,275,360	84,078,491
Atlantic Tele-Network Inc.	110,120	5,047,901
Cbeyond Inc.[a,b]	319,565	4,266,193
Centennial Communications Corp.[a]	745,350	6,305,661
CenturyTel Inc.	906,524	29,425,769
Cincinnati Bell Inc.[a]	2,066,199	6,363,893
Consolidated Communications Holdings Inc.	306,586	4,237,019
Frontier Communications Corp.	1,846,431	13,238,910
General Communication Inc. Class Aa	544,119	3,346,332
Global Crossing Ltd.[a,b]	383,628	4,373,359
Iowa Telecommunications Services Inc.	414,357	4,876,982
Leap Wireless International Inc.[a]	486,137	6,426,731
Level 3 Communications Inc.[a]	9,938,157	11,727,025
MetroPCS Communications Inc.[a]	1,470,713	9,162,542
NII Holdings Inc.[a]	722,083	19,445,695
NTELOS Holdings Corp.	332,036	5,013,744
PAETEC Holding Corp.[a]	1,604,792	5,199,526
Qwest Communications International Inc.	5,761,267	20,682,949
RCN Corp.[a]	481,377	4,014,684
Shenandoah Telecommunications Co.	293,335	4,895,761
Sprint Nextel Corp.[a]	8,211,309	24,305,475
SureWest Communications[a]	248,914	2,195,421
Telephone and Data Systems Inc.	507,621	15,035,734
tw telecom inc.[a]	934,900	11,779,740
United States Cellular Corp.[a]	162,670	5,955,349

Security	Shares	Value

USA Mobility Inc.	322,977	$3,520,449
Verizon Communications Inc.	2,065,949	61,131,431
Virgin Media Inc.	1,392,664	19,455,516
Windstream Corp.	2,009,206	19,368,746

		419,307,403

TOTAL COMMON STOCKS (Cost: $594,033,074)		446,179,368

SHORT-TERM INVESTMENTS – 1.24%

MONEY MARKET FUNDS – 1.24%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[c,d,e]	4,353,834	4,353,834
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	641,391	641,391
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	559,684	559,684

		5,554,909

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,554,909)		5,554,909

TOTAL INVESTMENTS IN SECURITIES – 101.19% (Cost: $599,587,983)		451,734,277

Other Assets, Less Liabilities – (1.19)%		(5,312,168)

NET ASSETS – 100.00%		$446,422,109

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.80%

ELECTRIC – 82.45%
AES Corp. (The)[a]	658,607	$8,607,993
Allegheny Energy Inc.	166,966	3,810,164
ALLETE Inc.	28,010	948,138
Alliant Energy Corp.	108,838	2,890,737
Ameren Corp.	210,818	5,131,310
American Electric Power Co. Inc.	470,381	14,214,914
Avista Corp.	53,541	1,015,137
Black Hills Corp.	38,128	929,179
Calpine Corp.[a]	367,312	4,128,587
CenterPoint Energy Inc.	317,936	4,005,994
Cleco Corp.	59,414	1,470,497
CMS Energy Corp.	223,796	2,976,487
Consolidated Edison Inc.	269,968	10,982,298
Constellation Energy Group Inc.	177,777	5,496,865
Dominion Resources Inc.	582,067	19,842,664
DPL Inc.	114,419	2,899,377
DTE Energy Co.	161,554	5,974,267
Duke Energy Corp.	1,269,898	20,089,786
Dynegy Inc. Class Aa	496,014	992,028
Edison International	295,252	9,394,919
El Paso Electric Co.[a]	44,793	839,869
Entergy Corp.	193,455	14,841,868
Exelon Corp.	651,141	30,577,581
FirstEnergy Corp.	300,757	13,016,763
FPL Group Inc.	370,622	18,197,540
Great Plains Energy Inc.	133,540	2,310,242
Hawaiian Electric Industries Inc.	90,595	1,617,121
IDACORP Inc.	46,376	1,302,702
Integrys Energy Group Inc.	75,462	2,610,985
ITC Holdings Corp.	48,815	2,168,362
Mirant Corp.[a,b]	141,838	1,982,895
Northeast Utilities	172,646	3,979,490
NorthWestern Corp.	35,231	850,829
NRG Energy Inc.[a]	261,722	6,016,989
NSTAR	105,236	3,257,054
NV Energy Inc.	230,745	2,644,338
Pepco Holdings Inc.	217,012	3,239,989
PG&E Corp.	365,728	14,954,618
Pinnacle West Capital Corp.	99,275	3,109,293
PNM Resources Inc.	77,202	827,605

Security	Shares	Value
Portland General Electric Co.	73,900	$1,373,801
PPL Corp.	367,215	10,810,810
Progress Energy Inc.	275,304	10,332,159
Public Service Enterprise Group Inc.	501,653	14,949,259
RRI Energy Inc.[a]	345,746	1,822,081
SCANA Corp.	108,589	3,674,652
Southern Co.	785,403	24,496,720
TECO Energy Inc.	196,367	2,815,903
UniSource Energy Corp.	34,907	1,008,114
Westar Energy Inc.	107,029	2,049,605
Wisconsin Energy Corp.	115,501	5,043,929
Xcel Energy Inc.	449,563	8,478,758

		341,003,265

ENERGY - ALTERNATE SOURCES – 0.53%
Covanta Holding Corp.[a]	128,610	2,209,520

		2,209,520

GAS – 8.38%
AGL Resources Inc.	75,479	2,638,746
Atmos Energy Corp.	90,478	2,519,812
Laclede Group Inc. (The)	20,304	623,536
New Jersey Resources Corp.	41,433	1,458,442
Nicor Inc.	44,447	1,648,095
NiSource Inc.	270,093	3,489,602
Northwest Natural Gas Co.	26,148	1,093,248
Piedmont Natural Gas Co.	67,803	1,578,454
Sempra Energy	223,496	11,498,869
South Jersey Industries Inc.	29,450	1,039,291
Southwest Gas Corp.	43,982	1,099,110
UGI Corp.	106,286	2,538,110
Vectren Corp.	80,089	1,805,206
WGL Holdings Inc.	49,606	1,639,974

		34,670,495

OIL & GAS – 1.23%
EQT Corp.	121,676	5,093,357

		5,093,357

PIPELINES – 6.13%
National Fuel Gas Co.	66,513	3,015,699
ONEOK Inc.	97,106	3,516,208
Questar Corp.	169,859	6,767,183
Spectra Energy Corp.	630,561	12,056,326

		25,355,416

42	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

October 31, 2009

Security	Shares	Value
WATER – 1.08%
American Water Works Co. Inc.	88,678	$1,682,222
Aqua America Inc.	133,879	2,068,431
California Water Service Group	18,994	694,611

		4,445,264

TOTAL COMMON STOCKS (Cost: $548,725,195)		412,777,317

SHORT-TERM INVESTMENTS – 0.69%

MONEY MARKET FUNDS – 0.69%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[c,d,e]	1,832,936	1,832,936
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	270,021	270,021
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	746,862	746,862

		2,849,819

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,849,819)		2,849,819

TOTAL INVESTMENTS IN SECURITIES – 100.49% (Cost: $551,575,014)		415,627,136

Other Assets, Less Liabilities – (0.49)%		(2,046,487)

NET ASSETS – 100.00%		$413,580,649

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited)

iSHARES® DOW JONES INTERNATIONAL SELECT DIVIDEND INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.64%

AUSTRALIA – 28.21%
Amcor Ltd.	106,488	$553,280
Australia and New Zealand Banking Group Ltd.	103,972	2,166,466
Australian Pipeline Trust	116,688	334,243
Billabong International Ltd.	140,624	1,321,506
Bradken Ltd.	147,764	838,503
Commonwealth Bank of Australia	103,836	4,902,419
CSR Ltd.	129,472	225,208
David Jones Ltd.	320,348	1,551,540
Felix Resources Ltd.	66,776	1,048,688
MAp Group	117,069	303,599
Metcash Ltd.	78,404	332,976
National Australia Bank Ltd.	110,092	2,969,452
Orica Ltd.	31,076	673,927
South Australian Coal Corp.[a]	62,016	2,802
SP AusNet	2,147,100	1,707,305
Stockland Corp. Ltd.	164,424	560,122
Suncorp-Metway Ltd.	144,919	1,160,206
Tatts Group Ltd.	97,036	217,451
Telstra Corp. Ltd.	22,712	68,135
United Group Ltd.	8,772	107,561
Wesfarmers Ltd.	136,136	3,455,421
Westfield Group	91,936	1,019,310
Westpac Banking Corp.	93,704	2,232,773
WorleyParsons Ltd.	70,992	1,693,517

		29,446,410

AUSTRIA – 3.67%
Oesterreichische Post AG	32,912	963,916
OMV AG	26,452	1,097,094
Telekom Austria AG	19,720	324,419
voestalpine AG	42,092	1,450,143

		3,835,572

CANADA – 2.46%
Bank of Montreal	26,520	1,232,446
Manitoba Telecom Services Inc.	18,854	549,762
Russel Metals Inc.	34,408	505,004
Sherritt International Corp.	14,348	92,439
TELUS Corp.	6,000	189,324

		2,568,975

Security	Shares	Value
FINLAND – 9.12%
Cargotec Corp. Class B	63,784	$1,374,007
Kesko OYJ Class B	46,104	1,542,788
Konecranes OYJ	32,980	886,105
Metso OYJ	91,868	2,582,164
Rautaruukki OYJ	69,224	1,421,741
YIT OYJ	88,060	1,711,153

		9,517,958

FRANCE – 6.63%
Credit Agricole SA	42,840	828,345
France Telecom SA	28,424	707,078
Neopost SA	11,560	1,016,891
PPR SA	25,160	2,760,416
Schneider Electric SA	9,248	968,929
Veolia Environnement	12,308	404,510
Vivendi SA	8,568	239,117

		6,925,286

GERMANY – 2.06%
BASF SE	21,284	1,146,227
RWE AG	11,424	1,006,276

		2,152,503

GREECE – 0.80%
Hellenic Telecommunications Organization SA SP ADR	98,804	837,858

		837,858

HONG KONG – 8.54%
CLP Holdings Ltd.	136,000	914,242
Esprit Holdings Ltd.	122,400	829,924
Hongkong Electric Holdings Ltd.	136,000	729,989
Industrial and Commercial Bank of China (Asia) Ltd.	340,000	801,935
Television Broadcasts Ltd.	68,000	325,073
TPV Technology Ltd.	408,000	271,114
VTech Holdings Ltd.	544,000	4,562,433
Yue Yuen Industrial Holdings Ltd.	170,000	478,178

		8,912,888

ITALY – 6.57%
A2A SpA	228,616	424,001
ACEA SpA	211,004	2,481,267
Enel SpA	150,152	898,352
Eni SpA	90,100	2,247,982

44	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES INTERNATIONAL SELECT DIVIDEND INDEX FUND

October 31, 2009

Security	Shares	Value
Milano Assicurazioni SpA	201,212	$665,749
Telecom Italia SpA	87,856	140,386

		6,857,737

NETHERLANDS – 2.15%
Koninklijke BAM Groep NV	128,384	1,520,697
Koninklijke KPN NV	39,916	727,342

		2,248,039

NEW ZEALAND – 2.04%
Fletcher Building Ltd.	266,832	1,604,869
Telecom Corp. of New Zealand Ltd.	287,164	527,281

		2,132,150

NORWAY – 0.23%
Fred Olsen Energy ASA	6,256	243,745

		243,745

PORTUGAL – 0.28%
BRISA - Auto-estradas de Portugal SA	29,104	288,137

		288,137

SINGAPORE – 6.00%
Jardine Cycle & Carriage Ltd.	136,000	2,271,610
Keppel Corp. Ltd.	68,000	398,212
Raffles Education Corp. Ltd.	1,156,000	413,285
SembCorp Industries Ltd.	272,000	653,477
StarHub Ltd.	1,496,000	2,021,694
Straits Asia Resources Ltd.	136,000	177,956
UOL Group Ltd.	136,000	329,656

		6,265,890

SPAIN – 1.79%
Endesa SA	32,776	1,097,274
Gas Natural SDG SA	38,012	768,081

		1,865,355

SWEDEN – 4.14%
Peab AB	295,868	1,900,314
Sandvik AB	79,696	906,233
SSAB AB Class A	78,336	1,232,859
TeliaSonera AB	41,276	278,043

		4,317,449

UNITED KINGDOM – 14.95%
Aviva PLC	152,456	963,990
BP PLC	32,300	304,702

Security	Shares	Value
BT Group PLC	182,784	$395,596
Cable & Wireless PLC	591,668	1,414,150
Close Brothers Group PLC	162,112	1,878,538
Dairy Crest Group PLC	237,864	1,568,333
DS Smith PLC	282,268	543,908
Hays PLC	155,312	250,632
HMV Group PLC	164,220	300,468
HSBC Holdings PLC	162,792	1,807,794
IMI PLC	144,704	1,028,749
Provident Financial PLC	160,888	2,470,336
Rexam PLC	140,692	642,390
Royal Dutch Shell PLC Class A	5,780	172,353
United Business Media Ltd.	225,148	1,716,814
Vodafone Group PLC	66,436	147,345

		15,606,098

TOTAL COMMON STOCKS (Cost: $85,733,839)		104,022,050

RIGHTS – 0.01%

AUSTRALIA – 0.01%
CSR Ltd.[a,b]	19,016	4,554
MAp Group[a,b]	10,455	5,290

		9,844

TOTAL RIGHTS (Cost: $0)		9,844

SHORT-TERM INVESTMENTS – 0.02%

MONEY MARKET FUNDS – 0.02%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	17,323	17,323

		17,323

TOTAL SHORT-TERM INVESTMENTS (Cost: $17,323)		17,323

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES INTERNATIONAL SELECT DIVIDEND INDEX FUND

October 31, 2009

Value
TOTAL INVESTMENTS IN SECURITIES – 99.67% (Cost: $85,751,162)	$104,049,217

Other Assets, Less Liabilities – 0.33%	344,132

NET ASSETS – 100.00%	$104,393,349

SP ADR – Sponsored American Depositary Receipts

[a]	Security valued using Level 3 inputs. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

46	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.83%

AEROSPACE & DEFENSE – 2.35%
General Dynamics Corp.	684,308	$42,906,112
Northrop Grumman Corp.	717,441	35,965,317

		78,871,429

AGRICULTURE – 5.77%
Altria Group Inc.	1,867,066	33,812,565
Lorillard Inc.	1,389,988	108,029,867
Universal Corp.[a]	1,239,650	51,557,043

		193,399,475

APPAREL – 1.98%
VF Corp.	935,057	66,426,449

		66,426,449

BANKS – 5.79%
BancorpSouth Inc.	1,007,312	22,745,105
Bank of Hawaii Corp.	989,434	43,930,870
BB&T Corp.	1,515,409	36,233,429
F.N.B. Corp.	1,985,973	14,060,689
FirstMerit Corp.	1,344,362	25,475,660
Trustmark Corp.	1,116,915	21,165,539
United Bancshares Inc.	851,238	15,194,598
Valley National Bancorp[b]	1,141,566	15,159,996

		193,965,886

BEVERAGES – 1.12%
Coca-Cola Co. (The)	701,522	37,398,138

		37,398,138

BUILDING MATERIALS – 0.74%
Masco Corp.	2,120,750	24,918,813

		24,918,813

CHEMICALS – 7.87%
Dow Chemical Co. (The)	1,886,009	44,283,491
Eastman Chemical Co.	1,343,532	70,548,865
International Flavors & Fragrances Inc.	720,826	27,456,262
PPG Industries Inc.	1,090,040	61,510,957
RPM International Inc.	1,373,114	24,194,269
Sensient Technologies Corp.	740,194	18,719,506
Valspar Corp. (The)	664,637	16,861,841

		263,575,191

Security	Shares	Value
COMMERCIAL SERVICES – 2.04%
Deluxe Corp.	2,117,465	$30,131,527
R.R. Donnelley & Sons Co.	1,894,350	38,038,548

		68,170,075

COSMETICS & PERSONAL CARE – 0.83%
Avon Products Inc.	863,808	27,685,046

		27,685,046

DISTRIBUTION & WHOLESALE – 2.63%
Genuine Parts Co.	891,952	31,209,400
Watsco Inc.	1,112,875	57,001,458

		88,210,858

ELECTRIC – 17.74%
Alliant Energy Corp.	1,009,355	26,808,469
American Electric Power Co. Inc.	1,199,083	36,236,288
Black Hills Corp.	1,244,111	30,318,985
CenterPoint Energy Inc.	1,280,993	16,140,512
Cleco Corp.	769,082	19,034,780
DPL Inc.	1,179,511	29,888,809
DTE Energy Co.	1,348,746	49,876,627
Edison International	818,206	26,035,315
Entergy Corp.	814,857	62,515,829
FirstEnergy Corp.	882,758	38,205,766
FPL Group Inc.	784,679	38,527,739
Northeast Utilities	786,628	18,131,775
OGE Energy Corp.	1,262,574	41,942,708
Pinnacle West Capital Corp.	1,544,722	48,380,693
PPL Corp.	983,616	28,957,655
SCANA Corp.	1,159,785	39,247,124
TECO Energy Inc.	1,471,593	21,102,644
UniSource Energy Corp.	791,069	22,846,073

		594,197,791

ELECTRICAL COMPONENTS & EQUIPMENT – 2.33%
Emerson Electric Co.	879,482	33,200,446
Hubbell Inc. Class B	1,052,706	44,771,586

		77,972,032

ENVIRONMENTAL CONTROL – 1.35%
Republic Services Inc.	814,464	21,102,762
Waste Management Inc.	803,713	24,014,944

		45,117,706

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

October 31, 2009

Security	Shares	Value
FOOD – 2.98%
General Mills Inc.	623,063	$41,072,313
Kraft Foods Inc. Class A	950,425	26,155,696
Sara Lee Corp.	1,045,658	11,805,479
Sysco Corp.	779,442	20,616,241

		99,649,729

FOREST PRODUCTS & PAPER – 1.27%
MeadWestvaco Corp.	1,866,078	42,602,561

		42,602,561

GAS – 5.21%
AGL Resources Inc.	1,271,832	44,463,247
New Jersey Resources Corp.	819,331	28,840,451
Nicor Inc.	1,177,272	43,653,246
NiSource Inc.	1,801,590	23,276,543
Sempra Energy	663,676	34,146,130

		174,379,617

HOUSEHOLD PRODUCTS & WARES – 5.92%
Avery Dennison Corp.	1,205,030	42,959,320
Clorox Co. (The)	778,251	46,095,807
Kimberly-Clark Corp.	987,341	60,385,776
Tupperware Brands Corp.	1,084,101	48,806,227

		198,247,130

INSURANCE – 5.37%
Allstate Corp. (The)	1,393,766	41,213,661
Arthur J. Gallagher & Co.	1,231,896	27,483,600
Cincinnati Financial Corp.	1,296,606	32,881,928
Mercury General Corp.	1,246,247	45,438,166
Zenith National Insurance Corp.	1,146,175	32,700,373

		179,717,728

IRON & STEEL – 0.33%
Steel Dynamics Inc.	817,125	10,941,304

		10,941,304

MACHINERY – 2.69%
Briggs & Stratton Corp.	1,416,063	26,480,378
Caterpillar Inc.	601,622	33,125,307
Joy Global Inc.	601,677	30,330,538

		89,936,223

MANUFACTURING – 4.55%
Eaton Corp.	975,203	58,951,021
General Electric Co.	1,602,408	22,850,338
Honeywell International Inc.	828,986	29,752,308

Security	Shares	Value
Leggett & Platt Inc.	1,539,093	$29,750,668
Trinity Industries Inc.	658,458	11,114,771

		152,419,106

MEDIA – 0.67%
McGraw-Hill Companies Inc. (The)	776,577	22,349,886

		22,349,886

METAL FABRICATE & HARDWARE – 1.06%
Commercial Metals Co.	895,910	13,295,304
Timken Co. (The)	1,009,565	22,240,717

		35,536,021

OFFICE & BUSINESS EQUIPMENT – 0.98%
Pitney Bowes Inc.	1,336,415	32,742,168

		32,742,168

OIL & GAS – 3.06%
Chevron Corp.	716,873	54,869,459
Patterson-UTI Energy Inc.	1,266,317	19,729,219
Sunoco Inc.	910,843	28,053,964

		102,652,642

PACKAGING & CONTAINERS – 0.79%
Sonoco Products Co.	994,670	26,607,423

		26,607,423

PHARMACEUTICALS – 4.03%
Bristol-Myers Squibb Co.	1,268,462	27,652,472
Eli Lilly and Co.	1,157,345	39,361,303
Merck & Co. Inc.	1,258,779	38,934,034
Pfizer Inc.	1,694,822	28,862,819

		134,810,628

PIPELINES – 1.36%
ONEOK Inc.	1,259,192	45,595,342

		45,595,342

RETAIL – 1.44%
Darden Restaurants Inc.	877,849	26,607,603
Home Depot Inc. (The)	859,713	21,570,199

		48,177,802

SAVINGS & LOANS – 1.77%
Astoria Financial Corp.	1,427,022	14,241,680
First Niagara Financial Group Inc.	847,974	10,887,986
New York Community Bancorp Inc.	2,001,682	21,598,149
People’s United Financial Inc.	784,464	12,574,958

		59,302,773

48	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

October 31, 2009

Security	Shares	Value
TELECOMMUNICATIONS – 3.16%
AT&T Inc.	1,254,902	$32,213,334
CenturyTel Inc.	2,264,042	73,490,803

		105,704,137

TOYS, GAMES & HOBBIES – 0.65%
Mattel Inc.	1,152,239	21,811,884

		21,811,884

TOTAL COMMON STOCKS (Cost: $3,563,691,329)		3,343,092,993

SHORT-TERM INVESTMENTS – 0.16%

MONEY MARKET FUNDS – 0.16%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[a,c,d]	461,420	461,420
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[a,c,d]	67,975	67,975
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[a,c]	4,933,497	4,933,497

		5,462,892

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,462,892)		5,462,892

TOTAL INVESTMENTS IN SECURITIES – 99.99%
(Cost: $3,569,154,221)		3,348,555,885

Other Assets, Less Liabilities – 0.01%		340,949

NET ASSETS – 100.00%		$3,348,896,834

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.91%

AIRLINES – 6.50%
AMR Corp.[a]	812,830	$4,381,154
Continental Airlines Inc. Class Ba	767,344	8,824,456
JetBlue Airways Corp.[a]	992,803	4,924,303
Southwest Airlines Co.	1,247,524	10,479,202

		28,609,115

TRANSPORTATION – 88.59%
Alexander & Baldwin Inc.	682,002	19,662,118
Burlington Northern Santa Fe Corp.	654,361	49,286,470
C.H. Robinson Worldwide Inc.	555,065	30,589,632
Con-way Inc.	663,274	21,881,409
CSX Corp.	502,943	21,214,136
Expeditors International Washington Inc.	624,365	20,117,040
FedEx Corp.	643,811	46,798,622
J.B. Hunt Transport Services Inc.	686,873	20,647,402
Landstar System Inc.	583,872	20,575,649
Norfolk Southern Corp.	457,363	21,322,263
Overseas Shipholding Group Inc.	542,094	21,277,189
Ryder System Inc.	518,922	21,042,287
Union Pacific Corp.	645,335	35,583,772
United Parcel Service Inc. Class B	678,107	36,400,784
YRC Worldwide Inc.[a,b]	1,003,020	3,661,023

		390,059,796

TRUCKING & LEASING – 4.82%
GATX Corp.	780,639	21,217,768

		21,217,768

TOTAL COMMON STOCKS (Cost: $552,020,448)		439,886,679

SHORT-TERM INVESTMENTS – 1.02%

MONEY MARKET FUNDS – 1.02%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[c,d,e]	3,663,802	3,663,802
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	539,738	539,738

Security	Shares	Value
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	305,220	$305,220

		4,508,760

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,508,760)		4,508,760

TOTAL INVESTMENTS IN SECURITIES – 100.93% (Cost: $556,529,208)		444,395,439

Other Assets, Less Liabilities – (0.93)%		(4,115,044)

NET ASSETS – 100.00%		$440,280,395

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

50	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2009

	iShares Dow Jones U.S.
	Index Fund	Energy Sector Index Fund	Healthcare Sector Index Fund	Technology Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$614,710,097	$852,488,296	$798,469,759	$1,369,120,135
Affiliated issuers (Note 2)	5,903,023	25,899,970	33,456,521	10,101,358

Total cost of investments	$620,613,120	$878,388,266	$831,926,280	$1,379,221,493

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$560,626,931	$711,531,720	$581,278,554	$1,250,497,076
Affiliated issuers (Note 2)	5,903,023	25,899,970	33,456,521	10,101,358

Total fair value of investments	566,529,954	737,431,690	614,735,075	1,260,598,434
Receivables:
Investment securities sold	–	–	11,165	13,449,104
Dividends and interest	659,290	598,345	711,615	243,384
Capital shares sold	–	2,932	–	–

Total Assets	567,189,244	738,032,967	615,457,855	1,274,290,922

LIABILITIES
Payables:
Investment securities purchased	–	–	–	13,123,325
Collateral for securities on loan (Note 5)	5,421,504	24,847,099	32,903,963	8,997,822
Capital shares redeemed	–	–	31,666	31,409
Investment advisory fees (Note 2)	98,666	285,920	254,068	504,631

Total Liabilities	5,520,170	25,133,019	33,189,697	22,657,187

NET ASSETS	$561,669,074	$712,899,948	$582,268,158	$1,251,633,735

Net assets consist of:
Paid-in capital	$674,451,851	$933,120,426	$858,281,829	$1,445,740,859
Undistributed (distributions in excess of) net investment income	782,392	403,120	446,388	(413,506)
Accumulated net realized loss	(59,482,003)	(79,667,022)	(59,268,854)	(75,070,559)
Net unrealized depreciation	(54,083,166)	(140,956,576)	(217,191,205)	(118,623,059)

NET ASSETS	$561,669,074	$712,899,948	$582,268,158	$1,251,633,735

Shares outstanding[b]	10,950,000	21,900,000	10,150,000	24,300,000

Net asset value per share	$51.29	$32.55	$57.37	$51.51

[a]	Securities on loan with values of $5,290,629, $24,342,061, $32,216,655 and $8,765,622, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2009

	iShares Dow Jones U.S.		iShares Dow Jones
	Telecommunications Sector Index Fund	Utilities Sector Index Fund	International Select Dividend Index Fund	Select Dividend Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$594,033,074	$548,725,195	$85,733,839	$3,563,691,329
Affiliated issuers (Note 2)	5,554,909	2,849,819	17,323	5,462,892

Total cost of investments	$599,587,983	$551,575,014	$85,751,162	$3,569,154,221

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$446,179,368	$412,777,317	$104,031,894	$3,343,092,993
Affiliated issuers (Note 2)	5,554,909	2,849,819	17,323	5,462,892

Total fair value of investments	451,734,277	415,627,136	104,049,217	3,348,555,885
Foreign currencies, at value[b]	–	–	261,916	–
Receivables:
Due from custodian (Note 4)	–	–	102,521	–
Dividends and interest	2,554,054	897,932	161,865	6,846,250
Capital shares sold	1,001	6,703	–	–

Total Assets	454,289,332	416,531,771	104,575,519	3,355,402,135

LIABILITIES
Payables:
Investment securities purchased	2,638,850	672,324	138,357	4,817,373
Collateral for securities on loan (Note 5)	4,995,225	2,102,957	–	529,395
Capital shares redeemed	33,510	–	–	–
Investment advisory fees (Note 2)	199,638	175,841	43,813	1,158,533

Total Liabilities	7,867,223	2,951,122	182,170	6,505,301

NET ASSETS	$446,422,109	$413,580,649	$104,393,349	$3,348,896,834

Net assets consist of:
Paid-in capital	$833,530,422	$599,567,650	$120,739,655	$6,130,752,170
Undistributed (distributions in excess of) net investment income	3,125,004	1,086,678	(1,271)	9,158,720
Accumulated net realized loss	(242,379,611)	(51,125,801)	(34,647,092)	(2,570,415,720)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(147,853,706)	(135,947,878)	18,302,057	(220,598,336)

NET ASSETS	$446,422,109	$413,580,649	$104,393,349	$3,348,896,834

Shares outstanding[c]	25,800,000	6,050,000	3,400,000	82,300,000

Net asset value per share	$17.30	$68.36	$30.70	$40.69

[a]	Securities on loan with values of $4,807,679, $2,056,537, $– and $502,378, respectively. See Note 5.
[b]	Cost of foreign currencies: $–, $–, $262,178 and $–, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

52	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2009

iShares Dow Jones
Transportation Average Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$552,020,448
Affiliated issuers (Note 2)	4,508,760

Total cost of investments	$556,529,208

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$439,886,679
Affiliated issuers (Note 2)	4,508,760

Total fair value of investments	444,395,439
Receivables:
Investment securities sold	11,804,842
Dividends and interest	66,114
Capital shares sold	15,362

Total Assets	456,281,757

LIABILITIES
Payables:
Investment securities purchased	11,598,476
Collateral for securities on loan (Note 5)	4,203,540
Capital shares redeemed	5,837
Investment advisory fees (Note 2)	193,509

Total Liabilities	16,001,362

NET ASSETS	$440,280,395

Net assets consist of:
Paid-in capital	$576,318,636
Distributions in excess of net investment income	(192,485)
Accumulated net realized loss	(23,711,987)
Net unrealized depreciation	(112,133,769)

NET ASSETS	$440,280,395

Shares outstanding[b]	6,800,000

Net asset value per share	$64.75

[a]	Securities on loan with a value of $4,049,233. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2009

	iShares Dow Jones U.S.
	Index Fund	Energy Sector Index Fund	Healthcare Sector Index Fund	Technology Sector Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$5,498,353	$6,987,033	$6,651,624	$5,121,133
Interest from affiliated issuers (Note 2)	357	367	459	545
Securities lending income from affiliated issuers (Note 2)	143,271	22,111	22,803	26,376

Total investment income	5,641,981	7,009,511	6,674,886	5,148,054

EXPENSES
Investment advisory fees (Note 2)	543,068	1,587,961	1,615,402	2,506,402

Total expenses	543,068	1,587,961	1,615,402	2,506,402

Net investment income	5,098,913	5,421,550	5,059,484	2,641,652

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(13,668,583)	(13,567,599)	(13,155,662)	(16,090,855)
In-kind redemptions	6,085,625	5,417,916	(16,695,232)	11,173,330

Net realized loss	(7,582,958)	(8,149,683)	(29,850,894)	(4,917,525)

Net change in unrealized appreciation (depreciation)	97,715,709	117,326,866	135,318,736	215,018,825

Net realized and unrealized gain	90,132,751	109,177,183	105,467,842	210,101,300

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$95,231,664	$114,598,733	$110,527,326	$212,742,952

[a]	Net of foreign withholding tax of $2,971, $1,743, $22,912 and $–, respectively.

See notes to financial statements.

54	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2009

	iShares Dow Jones U.S.		iShares Dow Jones
	Telecommunications Sector Index Fund	Utilities Sector Index Fund	International Select Dividend Index Fund	Select Dividend Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$11,503,594	$9,881,313	$1,895,161	$67,994,098
Dividends from affiliated issuers (Note 2)	–	–	–	1,176,044
Interest from affiliated issuers (Note 2)	257	311	27	2,286
Securities lending income from affiliated issuers (Note 2)	14,618	1,387	–	49

Total investment income	11,518,469	9,883,011	1,895,188	69,172,477

EXPENSES
Investment advisory fees (Note 2)	1,238,506	1,066,012	193,822	6,438,668

Total expenses	1,238,506	1,066,012	193,822	6,438,668

Net investment income	10,279,963	8,816,999	1,701,366	62,733,809

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(84,591,077)	(7,937,575)	(37,124)	(178,983,304)
Investments in affiliated issuers (Note 2)	–	–	–	(2,776,502)
In-kind redemptions	34,617,446	(1,966,251)	–	10,567,019
Foreign currency transactions	–	–	90,427	–

Net realized gain (loss)	(49,973,631)	(9,903,826)	53,303	(171,192,787)

Net change in unrealized appreciation (depreciation) on:
Investments	57,389,098	57,238,150	25,540,295	655,171,380
Translation of assets and liabilities in foreign currencies	–	–	111	–

Net change in unrealized appreciation (depreciation)	57,389,098	57,238,150	25,540,406	655,171,380

Net realized and unrealized gain	7,415,467	47,334,324	25,593,709	483,978,593

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,695,430	$56,151,323	$27,295,075	$546,712,402

[a]	Net of foreign withholding tax of $–, $–, $113,804 and $5,089, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statement of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2009

iShares Dow Jones
Transportation Average Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$3,471,904
Interest from affiliated issuers (Note 2)	180
Securities lending income from affiliated issuers (Note 2)	74,464

Total investment income	3,546,548

EXPENSES
Investment advisory fees (Note 2)	864,036

Total expenses	864,036

Net investment income	2,682,512

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(19,127,367)
In-kind redemptions	12,967,862

Net realized loss	(6,159,505)

Net change in unrealized appreciation (depreciation)	43,334,571

Net realized and unrealized gain	37,175,066

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,857,578

See notes to financial statements.

56	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. Index Fund		iShares Dow Jones U.S. Energy Sector Index Fund
	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,098,913	$11,514,724	$5,421,550	$10,427,875
Net realized gain (loss)	(7,582,958)	(24,677,804)	(8,149,683)	43,585,588
Net change in unrealized appreciation (depreciation)	97,715,709	(207,722,836)	117,326,866	(511,224,650)

Net increase (decrease) in net assets resulting from operations	95,231,664	(220,885,916)	114,598,733	(457,211,187)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,996,169)	(11,406,791)	(5,191,665)	(10,266,624)

Total distributions to shareholders	(4,996,169)	(11,406,791)	(5,191,665)	(10,266,624)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,518,426	195,965,804	80,053,521	557,083,911
Cost of shares redeemed	(20,931,489)	(55,014,321)	(74,177,504)	(690,845,932)

Net increase (decrease) in net assets from capital share transactions	(16,413,063)	140,951,483	5,876,017	(133,762,021)

INCREASE (DECREASE) IN NET ASSETS	73,822,432	(91,341,224)	115,283,085	(601,239,832)

NET ASSETS
Beginning of period	487,846,642	579,187,866	597,616,863	1,198,856,695

End of period	$561,669,074	$487,846,642	$712,899,948	$597,616,863

Undistributed net investment income included in net assets at end of period	$782,392	$679,648	$403,120	$173,235

SHARES ISSUED AND REDEEMED
Shares sold	100,000	3,800,000	2,550,000	14,600,000
Shares redeemed	(450,000)	(1,050,000)	(2,550,000)	(17,900,000)

Net increase (decrease) in shares outstanding	(350,000)	2,750,000	–	(3,300,000)

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Healthcare Sector Index Fund		iShares Dow Jones U.S. Technology Sector Index Fund
	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,059,484	$14,119,537	$2,641,652	$4,470,448
Net realized loss	(29,850,894)	(17,520,038)	(4,917,525)	(37,033,961)
Net change in unrealized appreciation (depreciation)	135,318,736	(222,467,060)	215,018,825	(264,237,592)

Net increase (decrease) in net assets resulting from operations	110,527,326	(225,867,561)	212,742,952	(296,801,105)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,326,776)	(13,818,375)	(3,058,572)	(4,646,587)

Total distributions to shareholders	(5,326,776)	(13,818,375)	(3,058,572)	(4,646,587)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	41,980,391	388,177,502	271,269,552	412,227,650
Cost of shares redeemed	(223,697,288)	(347,404,165)	(55,330,406)	(372,817,872)

Net increase (decrease) in net assets from capital share transactions	(181,716,897)	40,773,337	215,939,146	39,409,778

INCREASE (DECREASE) IN NET ASSETS	(76,516,347)	(198,912,599)	425,623,526	(262,037,914)

NET ASSETS
Beginning of period	658,784,505	857,697,104	826,010,209	1,088,048,123

End of period	$582,268,158	$658,784,505	$1,251,633,735	$826,010,209

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$446,388	$713,680	$(413,506)	$3,414

SHARES ISSUED AND REDEEMED
Shares sold	800,000	6,450,000	5,650,000	9,250,000
Shares redeemed	(4,000,000)	(6,600,000)	(1,200,000)	(8,700,000)

Net increase (decrease) in shares outstanding	(3,200,000)	(150,000)	4,450,000	550,000

See notes to financial statements.

58	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Telecommunications Sector Index Fund		iShares Dow Jones U.S. Utilities Sector Index Fund
	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,279,963	$18,820,449	$8,816,999	$20,948,052
Net realized loss	(49,973,631)	(155,138,515)	(9,903,826)	(20,909,210)
Net change in unrealized appreciation (depreciation)	57,389,098	(23,801,439)	57,238,150	(263,123,518)

Net increase (decrease) in net assets resulting from operations	17,695,430	(160,119,505)	56,151,323	(263,084,676)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(11,005,347)	(17,928,605)	(8,991,072)	(19,777,282)

Total distributions to shareholders	(11,005,347)	(17,928,605)	(8,991,072)	(19,777,282)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	118,620,390	247,671,025	36,789,939	133,431,558
Cost of shares redeemed	(210,369,119)	(134,456,678)	(76,225,583)	(248,691,626)

Net increase (decrease) in net assets from capital share transactions	(91,748,729)	113,214,347	(39,435,644)	(115,260,068)

INCREASE (DECREASE) IN NET ASSETS	(85,058,646)	(64,833,763)	7,724,607	(398,122,026)

NET ASSETS
Beginning of period	531,480,755	596,314,518	405,856,042	803,978,068

End of period	$446,422,109	$531,480,755	$413,580,649	$405,856,042

Undistributed net investment income included in net assets at end of period	$3,125,004	$3,850,388	$1,086,678	$1,260,751

SHARES ISSUED AND REDEEMED
Shares sold	6,650,000	14,050,000	550,000	1,700,000
Shares redeemed	(11,750,000)	(6,750,000)	(1,100,000)	(3,350,000)

Net increase (decrease) in shares outstanding	(5,100,000)	7,300,000	(550,000)	(1,650,000)

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones International Select Dividend Index Fund		iShares Dow Jones Select Dividend Index Fund
	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,701,366	$2,852,661	$62,733,809	$196,853,155
Net realized gain (loss)	53,303	(32,767,861)	(171,192,787)	(2,184,882,411)
Net change in unrealized appreciation (depreciation)	25,540,406	(424,107)	655,171,380	(175,845,617)

Net increase (decrease) in net assets resulting from operations	27,295,075	(30,339,307)	546,712,402	(2,163,874,873)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,854,928)	(3,633,404)	(65,648,545)	(202,581,077)

Total distributions to shareholders	(1,854,928)	(3,633,404)	(65,648,545)	(202,581,077)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	26,926,691	28,029,018	84,667,579	560,557,740
Cost of shares redeemed	–	(4,110,321)	(177,832,840)	(1,134,975,304)

Net increase (decrease) in net assets from capital share transactions	26,926,691	23,918,697	(93,165,261)	(574,417,564)

INCREASE (DECREASE) IN NET ASSETS	52,366,838	(10,054,014)	387,898,596	(2,940,873,514)

NET ASSETS
Beginning of period	52,026,511	62,080,525	2,960,998,238	5,901,871,752

End of period	$104,393,349	$52,026,511	$3,348,896,834	$2,960,998,238

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,271)	$152,291	$9,158,720	$12,073,456

SHARES ISSUED AND REDEEMED
Shares sold	950,000	1,200,000	2,100,000	12,800,000
Shares redeemed	–	(200,000)	(4,550,000)	(27,400,000)

Net increase (decrease) in shares outstanding	950,000	1,000,000	(2,450,000)	(14,600,000)

See notes to financial statements.

60	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones Transportation Average Index Fund
	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,682,512	$6,240,079
Net realized loss	(6,159,505)	(171,548,732)
Net change in unrealized appreciation (depreciation)	43,334,571	(163,966,196)

Net increase (decrease) in net assets resulting from operations	39,857,578	(329,274,849)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,909,386)	(6,224,965)

Total distributions to shareholders	(2,909,386)	(6,224,965)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	910,965,153	3,045,011,721
Cost of shares redeemed	(769,083,116)	(3,220,034,364)

Net increase (decrease) in net assets from capital share transactions	141,882,037	(175,022,643)

INCREASE (DECREASE) IN NET ASSETS	178,830,229	(510,522,457)

NET ASSETS
Beginning of period	261,450,166	771,972,623

End of period	$440,280,395	$261,450,166

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(192,485)	$34,389

SHARES ISSUED AND REDEEMED
Shares sold	14,800,000	38,600,000
Shares redeemed	(12,650,000)	(42,300,000)

Net increase (decrease) in shares outstanding	2,150,000	(3,700,000)

See notes to financial statements.

FINANCIAL STATEMENTS	61

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005

Net asset value, beginning of period	$43.17	$67.74	$72.25	$64.06	$55.32	$52.57

Income from investment operations:
Net investment income	0.46 [a]	1.14 [a]	1.16 [a]	1.07 [a]	0.98	0.99
Net realized and unrealized gain (loss)[b]	8.11	(24.58)	(4.51)	8.16	8.71	2.72

Total from investment operations	8.57	(23.44)	(3.35)	9.23	9.69	3.71

Less distributions from:
Net investment income	(0.45)	(1.13)	(1.16)	(1.04)	(0.95)	(0.96)

Total distributions	(0.45)	(1.13)	(1.16)	(1.04)	(0.95)	(0.96)

Net asset value, end of period	$51.29	$43.17	$67.74	$72.25	$64.06	$55.32

Total return	19.91%[c]	(34.80)%	(4.70)%	14.57%	17.63%	7.05%

Ratios/Supplemental data:
Net assets, end of period (000s)	$561,669	$487,847	$579,188	$650,250	$509,301	$414,902
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.88%	2.27%	1.64%	1.62%	1.63%	1.81%
Portfolio turnover rate[e]	3%	7%	4%	4%	5%	6%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Energy Sector Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009[a]	Year ended Apr. 30, 2008[a]	Year ended Apr. 30, 2007[a]	Year ended Apr. 30, 2006[a]	Year ended Apr. 30, 2005[a]

Net asset value, beginning of period	$27.29	$47.57	$36.79	$32.31	$23.53	$17.74

Income from investment operations:
Net investment income	0.25 [b]	0.46 [b]	0.36 [b]	0.37 [b]	0.28	0.24
Net realized and unrealized gain (loss)[c]	5.25	(20.28)	10.79	4.49	8.79	5.80

Total from investment operations	5.50	(19.82)	11.15	4.86	9.07	6.04

Less distributions from:
Net investment income	(0.24)	(0.46)	(0.37)	(0.37)	(0.29)	(0.25)
Return of capital	–	–	(0.00)[d]	(0.01)	–	–

Total distributions	(0.24)	(0.46)	(0.37)	(0.38)	(0.29)	(0.25)

Net asset value, end of period	$32.55	$27.29	$47.57	$36.79	$32.31	$23.53

Total return	20.22%[e]	(41.84)%	30.45%	15.26%	38.69%	34.26%

Ratios/Supplemental data:
Net assets, end of period (000s)	$712,900	$597,617	$1,198,857	$905,090	$954,697	$638,773
Ratio of expenses to average net assets[f]	0.48%	0.47%	0.48%	0.48%	0.60%	0.60%
Ratio of net investment income to average net assets[f]	1.63%	1.28%	0.84%	1.13%	1.00%	1.16%
Portfolio turnover rate[g]	6%	25%	2%	6%	2%	3%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Healthcare Sector Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005

Net asset value, beginning of period	$49.35	$63.53	$71.20	$61.79	$60.43	$58.99

Income from investment operations:
Net investment income	0.42 [a]	0.95 [a]	0.76 [a]	0.86 [a]	0.46	0.42
Net realized and unrealized gain (loss)[b]	8.06	(14.20)	(7.55)	9.29	1.36	1.44

Total from investment operations	8.48	(13.25)	(6.79)	10.15	1.82	1.86

Less distributions from:
Net investment income	(0.46)	(0.93)	(0.88)	(0.74)	(0.46)	(0.42)

Total distributions	(0.46)	(0.93)	(0.88)	(0.74)	(0.46)	(0.42)

Net asset value, end of period	$57.37	$49.35	$63.53	$71.20	$61.79	$60.43

Total return	17.20%[c]	(21.00)%	(9.63)%	16.55%	2.99%	3.18%

Ratios/Supplemental data:
Net assets, end of period (000s)	$582,268	$658,785	$857,697	$1,302,928	$1,177,029	$1,169,283
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	1.50%	1.68%	1.10%	1.32%	0.75%	0.74%
Portfolio turnover rate[e]	3%	7%	5%	5%	4%	4%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Technology Sector Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005

Net asset value, beginning of period	$41.61	$56.38	$56.66	$51.89	$42.94	$44.49

Income from investment operations:
Net investment income (loss)	0.12 [a]	0.23 [a]	0.13 [a]	0.08 [a]	(0.01)	0.72
Net realized and unrealized gain (loss)[b]	9.92	(14.76)	(0.25)	4.80	9.00	(1.53)

Total from investment operations	10.04	(14.53)	(0.12)	4.88	8.99	(0.81)

Less distributions from:
Net investment income	(0.14)	(0.24)	(0.13)	(0.08)	–	(0.71)
Return of capital	–	–	(0.03)	(0.03)	(0.04)	(0.03)

Total distributions	(0.14)	(0.24)	(0.16)	(0.11)	(0.04)	(0.74)

Net asset value, end of period	$51.51	$41.61	$56.38	$56.66	$51.89	$42.94

Total return	24.17%[c]	(25.76)%	(0.23)%	9.43%	20.94%	(2.01)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,251,634	$826,010	$1,088,048	$781,887	$557,864	$395,005
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets[d]	0.50%	0.52%	0.21%	0.15%	(0.04)%	1.78%
Portfolio turnover rate[e]	3%	5%	5%	6%	7%	9%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Telecommunications Sector Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005

Net asset value, beginning of period	$17.20	$25.27	$31.70	$25.57	$22.96	$21.58

Income from investment operations:
Net investment income	0.36 [a]	0.74 [a]	0.58 [a]	0.70 [a]	0.87 [a]	0.64
Net realized and unrealized gain (loss)[b]	0.13	(8.10)	(6.38)	6.05	2.55	1.35

Total from investment operations	0.49	(7.36)	(5.80)	6.75	3.42	1.99

Less distributions from:
Net investment income	(0.39)	(0.71)	(0.63)	(0.62)	(0.81)	(0.61)

Total distributions	(0.39)	(0.71)	(0.63)	(0.62)	(0.81)	(0.61)

Net asset value, end of period	$17.30	$17.20	$25.27	$31.70	$25.57	$22.96

Total return	2.77%[c]	(29.28)%	(18.57)%	26.71%	15.24%	9.26%

Ratios/Supplemental data:
Net assets, end of period (000s)	$446,422	$531,481	$596,315	$1,039,852	$547,275	$313,378
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	3.97%	3.86%	1.92%	2.46%	3.63%	2.97%
Portfolio turnover rate[e]	19%	26%	35%	12%	25%	10%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Utilities Sector Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005

Net asset value, beginning of period	$61.49	$97.45	$101.03	$76.76	$72.98	$57.58

Income from investment operations:
Net investment income	1.36 [a]	2.70 [a]	2.41 [a]	2.25 [a]	2.20	1.99
Net realized and unrealized gain (loss)[b]	6.90	(36.08)	(3.56)	24.31	3.76	15.41

Total from investment operations	8.26	(33.38)	(1.15)	26.56	5.96	17.40

Less distributions from:
Net investment income	(1.39)	(2.58)	(2.43)	(2.29)	(2.18)	(2.00)

Total distributions	(1.39)	(2.58)	(2.43)	(2.29)	(2.18)	(2.00)

Net asset value, end of period	$68.36	$61.49	$97.45	$101.03	$76.76	$72.98

Total return	13.46%[c]	(34.67)%	(1.09)%	35.16%	8.16%	30.71%

Ratios/Supplemental data:
Net assets, end of period (000s)	$413,581	$405,856	$803,978	$959,823	$675,481	$645,868
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	3.96%	3.45%	2.46%	2.59%	2.82%	3.10%
Portfolio turnover rate[e]	3%	9%	7%	5%	5%	7%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones International Select Dividend Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Period from Jun. 11, 2007[a] to Apr. 30, 2008

Net asset value, beginning of period	$21.24	$42.81	$49.10

Income from investment operations:
Net investment income[b]	0.61	1.42	3.30
Net realized and unrealized gain (loss)[c]	9.51	(20.98)	(7.66)

Total from investment operations	10.12	(19.56)	(4.36)

Less distributions from:
Net investment income	(0.66)	(2.01)	(1.93)

Total distributions	(0.66)	(2.01)	(1.93)

Net asset value, end of period	$30.70	$21.24	$42.81

Total return	48.25%[d]	(46.81)%	(9.00)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$104,393	$52,027	$62,081
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	4.39%	5.77%	8.29%
Portfolio turnover rate[f]	21%	62%	42%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones Select Dividend Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005

Net asset value, beginning of period	$34.94	$59.40	$73.45	$64.05	$59.60	$53.64

Income from investment operations:
Net investment income	0.75 [a]	2.12 [a]	2.44 [a]	2.23 [a]	2.12	1.92
Net realized and unrealized gain (loss)[b]	5.79	(24.40)	(14.01)	9.39	4.29	5.94

Total from investment operations	6.54	(22.28)	(11.57)	11.62	6.41	7.86

Less distributions from:
Net investment income	(0.79)	(2.18)	(2.48)	(2.22)	(1.96)	(1.90)

Total distributions	(0.79)	(2.18)	(2.48)	(2.22)	(1.96)	(1.90)

Net asset value, end of period	$40.69	$34.94	$59.40	$73.45	$64.05	$59.60

Total return	18.91%[c]	(38.17)%	(16.05)%	18.48%	10.88%	14.81%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,348,897	$2,960,998	$5,901,872	$8,659,384	$6,257,704	$6,371,480
Ratio of expenses to average net assets[d]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[d]	3.90%	4.72%	3.64%	3.28%	3.35%	3.39%
Portfolio turnover rate[e]	10%	51%	20%	6%	14%	20%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones Transportation Average Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005

Net asset value, beginning of period	$56.23	$92.45	$90.20	$83.75	$61.62	$51.90

Income from investment operations:
Net investment income	0.48 [a]	0.95 [a]	0.76 [a]	0.51 [a]	0.32	0.34
Net realized and unrealized gain (loss)[b]	8.55	(36.08)	2.35	6.53	22.18	9.74

Total from investment operations	9.03	(35.13)	3.11	7.04	22.50	10.08

Less distributions from:
Net investment income	(0.51)	(1.09)	(0.86)	(0.54)	(0.30)	(0.33)
Return of capital	–	–	–	(0.05)	(0.07)	(0.03)

Total distributions	(0.51)	(1.09)	(0.86)	(0.59)	(0.37)	(0.36)

Net asset value, end of period	$64.75	$56.23	$92.45	$90.20	$83.75	$61.62

Total return	16.10%[c]	(38.06)%	3.49%	8.45%	36.65%	19.42%

Ratios/Supplemental data:
Net assets, end of period (000s)	$440,280	$261,450	$771,973	$365,312	$293,125	$107,840
Ratio of expenses to average net assets[d]	0.48%	0.47%	0.48%	0.48%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	1.48%	1.29%	0.86%	0.60%	0.39%	0.54%
Portfolio turnover rate[e]	7%	15%	9%	8%	10%	5%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Dow Jones U.S., iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Healthcare Sector, iShares Dow Jones U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S. Utilities Sector, iShares Dow Jones International Select Dividend (formerly iShares Dow Jones EPAC Select Dividend Index Fund), iShares Dow Jones Select Dividend and iShares Dow Jones Transportation Average Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares Dow Jones U.S. and iShares Dow Jones Select Dividend Index Funds, which are classified as diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

The iShares Dow Jones International Select Dividend Index Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”).

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

72	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of October 31, 2009, the values of each Fund’s investments were classified as Level 1 Prices. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Funds do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended October 31, 2009.

The Funds had tax basis net capital loss carryforwards as of April 30, 2009, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Total
Dow Jones U.S.	$–	$–	$–	$773,777	$–	$–	$–	$12,857,723	$13,631,500
Dow Jones U.S. Energy Sector	–	2,710,478	124,959	–	–	712,195	–	17,026,947	20,574,579
Dow Jones U.S. Healthcare Sector	–	–	799,884	–	519,297	3,188,912	2,321,632	1,325,798	8,155,523
Dow Jones U.S. Technology Sector	3,803,426	10,610,555	1,952,962	2,052,426	3,556,590	5,706,797	4,320,339	10,350,313	42,353,408
Dow Jones U.S. Telecommunications Sector	4,591,393	12,363,187	998,718	376,854	–	3,799,540	–	37,556,483	59,686,175
Dow Jones U.S. Utilities Sector	–	3,329,447	8,539,740	1,702,578	–	4,406,966	–	345,393	18,324,124
Dow Jones International Select Dividend	–	–	–	–	–	–	–	7,994,651	7,994,651
Dow Jones Select Dividend	–	–	–	842,993	30,488,444	11,633,250	22,860,226	812,020,292	877,845,205
Dow Jones Transportation Average	–	–	–	2,986	1,535,209	781,024	–	10,444,516	12,763,735

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The iShares Dow Jones International Select Dividend Index Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” This Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the six months ended October 31, 2009, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended October 31, 2009 are disclosed in the Funds’ Statements of Operations.

74	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of October 31, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Dow Jones U.S.	$620,613,120	$44,605,280	$(98,688,446)	$(54,083,166)
Dow Jones U.S. Energy Sector	878,388,266	15,438,461	(156,395,037)	(140,956,576)
Dow Jones U.S. Healthcare Sector	831,926,280	7,741,423	(224,932,628)	(217,191,205)
Dow Jones U.S. Technology Sector	1,379,221,493	55,276,014	(173,899,073)	(118,623,059)
Dow Jones U.S. Telecommunications Sector	599,587,983	2,033,628	(149,887,334)	(147,853,706)
Dow Jones U.S. Utilities Sector	551,575,014	354,364	(136,302,242)	(135,947,878)
Dow Jones International Select Dividend	85,751,162	21,173,655	(2,875,600)	18,298,055
Dow Jones Select Dividend	3,569,154,221	264,023,567	(484,621,903)	(220,598,336)
Dow Jones Transportation Average	556,529,208	–	(112,133,769)	(112,133,769)

Management has reviewed the tax positions as of October 31, 2009, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Prior to December 1, 2009, BFA was known as Barclays Global Fund Advisors, or “BGFA.” See Note 6 for additional detail.

For its investment advisory services to each of the iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Healthcare Sector, iShares Dow Jones U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S. Utilities Sector and iShares Dow Jones Transportation Average Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each of the iShares Dow Jones U.S., iShares Dow Jones International Select Dividend and iShares Dow Jones Select Dividend Index Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Dow Jones U.S.	0.20%
Dow Jones International Select Dividend	0.50
Dow Jones Select Dividend	0.40

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), BlackRock Institutional Trust Company, N.A. (“BTC”) serves as securities lending agent for the Funds. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended October 31, 2009, BTC earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S.	$143,271
Dow Jones U.S. Energy Sector	22,111
Dow Jones U.S. Healthcare Sector	22,803
Dow Jones U.S. Technology Sector	26,376

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Telecommunications Sector	$14,618
Dow Jones U.S. Utilities Sector	1,387
Dow Jones Select Dividend	49
Dow Jones Transportation Average	74,464

Each Fund may invest in certain money market funds managed by BFA, the Funds’ investment adviser, including the BlackRock Cash Funds: Government (“GMMF”), BlackRock Cash Funds: Institutional (“IMMF”), BlackRock Cash Funds: Prime (“PMMF”), and BlackRock Cash Funds: Treasury (“TMMF”) (previously known as the Government Money Market Fund, Institutional Money Market Fund, Prime Money Market Fund and Treasury Money Market Fund, respectively, of Barclays Global Investors Funds). These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

76	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended October 31, 2009, the iShares Dow Jones Select Dividend Index Fund had direct investments (exclusive of short-term investments) in issuers of which BFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Loss
Universal Corp.	1,377	32	(169)	1,240	$51,557,043	$1,176,044	$(2,776,502)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2009 were as follows:

iShares Index Fund	Purchases	Sales
Dow Jones U.S.	$20,179,558	$17,593,910
Dow Jones U.S. Energy Sector	36,446,111	37,033,054
Dow Jones U.S. Healthcare Sector	37,501,775	18,340,638
Dow Jones U.S. Technology Sector	29,752,190	30,494,458
Dow Jones U.S. Telecommunications Sector	98,489,521	100,681,873
Dow Jones U.S. Utilities Sector	13,640,841	13,653,129
Dow Jones International Select Dividend	16,557,752	15,840,705
Dow Jones Select Dividend	326,019,809	325,663,128
Dow Jones Transportation Average	25,282,042	25,127,939

In-kind transactions (see Note 4) for the six months ended October 31, 2009 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Dow Jones U.S.	$4,504,900	$20,836,711
Dow Jones U.S. Energy Sector	79,855,954	73,985,149
Dow Jones U.S. Healthcare Sector	41,867,615	222,740,976
Dow Jones U.S. Technology Sector	270,921,914	55,207,678
Dow Jones U.S. Telecommunications Sector	116,482,619	206,683,589
Dow Jones U.S. Utilities Sector	36,604,430	75,838,418
Dow Jones International Select Dividend	26,647,362	–
Dow Jones Select Dividend	83,730,360	175,389,204
Dow Jones Transportation Average	908,953,705	767,493,598

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

As of October 31, 2009, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The market value of the securities on loan as of October 31, 2009 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BTC as securities lending agent.

6. SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Funds as of and for the six months ended October 31, 2009, events and transactions through December 21, 2009, the date the financial statements are available to be issued, have been evaluated by the Funds’ management for possible adjustment and/or disclosure.

On December 1, 2009, BlackRock, Inc. completed a transaction whereby it acquired the interests in BlackRock Fund Advisors (formerly BGFA) and certain affiliated companies from Barclays PLC (the “Transaction”).

Under the 1940 Act, completion of the Transaction caused the automatic termination of each Fund’s prior investment advisory agreement with BGFA. In order for the management of each Fund to continue uninterrupted, the Board approved a new investment advisory agreement with BFA, subject to shareholder approval. On November 4, 2009, a special meeting of shareholders of the Funds was called to consider, among other proposals, the approval of the new advisory agreement. The results of the shareholder voting can be found in the “Shareholder Meeting Results” disclosure following the notes to the financial statements.

78	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Meeting Results (Unaudited)

iSHARES® TRUST

Two separate special meetings of shareholders of iShares Trust were held on November 4, 2009. The shareholder meetings for the iShares Dow Jones U.S. Index Fund and iShares Dow Jones Transportation Average Index Fund were adjourned until November 19, 2009. The proposals acted upon by shareholders at the special meetings and the results of the shareholder vote were as follows:

First Meeting

Shareholders of the Funds approved Proposals 1 and 2.

Proposal 1

To approve a new investment advisory agreement between the Trust and BGFA, on behalf of each Fund, which took effect upon the consummation of the Barclays PLC binding agreement to sell its interest in BGFA and certain affiliated companies to BlackRock, Inc. (the “Transaction”).

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non- Votes*
Dow Jones U.S.	4,398,499	223,225	270,436	1,112,100
Dow Jones U.S. Energy Sector	7,870,042	303,742	179,524	2,740,366
Dow Jones U.S. Healthcare Sector	4,695,705	92,925	206,697	1,158,302
Dow Jones U.S. Technology Sector	11,822,832	102,045	107,327	–
Dow Jones U.S. Telecommunications Sector	15,776,522	128,214	107,270	–
Dow Jones U.S. Utilities Sector	3,024,189	56,723	58,907	631,700
Dow Jones International Select Dividend	1,403,087	43,742	42,468	–
Dow Jones Select Dividend	35,754,950	2,507,786	1,060,386	6,123,159
Dow Jones Transportation Average	2,421,897	21,098	15,103	342,651

Proposal 2

To approve a change in the classification of the iShares Dow Jones U.S. Index Fund’s investment objective from a fundamental investment policy to a non-fundamental investment policy.

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non- Votes*
Dow Jones U.S.	4,224,787	376,753	290,620	1,112,100

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Shareholder Meeting Results (Unaudited) (Continued)

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Second Meeting

This proposal was approved by the shareholders of the Trust on November 4, 2009. All nominees who previously served as Trustees of the Trust were re-elected and the term of their election commenced immediately. Robert S. Kapito was newly elected as a Trustee to the Trust and the term of his election took effect upon the consummation of the Transaction.

Proposal 1**

To elect a Board of Trustees of the Trust.

Independent Trustee	Votes For	Votes Withheld
George G.C. Parker	3,275,616,398	76,114,140
J. Darrell Duffie	3,155,645,073	196,085,465
Cecilia H. Herbert	3,284,632,277	67,098,261
Charles A. Hurty	3,283,313,465	68,417,073
John E. Kerrigan	3,285,163,741	66,566,797
John E. Martinez	3,284,826,244	66,904,294
Robert H. Silver	3,294,357,381	57,373,157

Interested Trustee	Votes For	Votes Withheld
Robert S. Kapito	3,229,642,767	122,087,770
Lee T. Kranefuss	2,147,369,285	1,204,361,252

*	Broker non-votes are proxies received by the Fund from brokers or nominees who did not receive instructions from the beneficial owner or other persons entitled to vote and who have no discretionary power to vote on a particular matter. Broker non-votes have the effect of a vote against the proposal.
**	Denotes Trust-wide proposal and voting results.

80	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Previous Investment Advisory Contract  (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 16-17, 2009, the Board approved the selection of BFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BFA. In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BFA

Based on management’s representations, the Board expected that there will be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over the past year. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio transaction policies and procedures. The Board further noted that BFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as any of the Funds; therefore, directly comparable performance information was generally not available. However, the Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part, at the request of BFA, mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three- and five-year periods, as applicable, and the “last quarter” period ended March 31, 2009, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such

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relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in their respective Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BFA AND AFFILIATES

The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board was also presented with materials regarding the current breakpoints in the investment advisory fee rates at certain asset levels of the iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Healthcare Sector, iShares Dow Jones U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S. Utilities Sector and iShares Dow Jones Transportation Average Index Funds (the “Sector Funds”) on an aggregate basis with certain other iShares funds. The Board noted that the Advisory Contract did not provide for any breakpoints in the other Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the other Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board discussed the substantial growth in assets of certain iShares funds, including the Sector Funds, over the last few years. The Board noted that the asset size of each of the Funds except the iShares Dow Jones International Select Dividend Index Fund decreased over the past twelve months. The Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and that BFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that the current breakpoints for the Sector Funds were appropriate and warranted for these Funds but that reductions in fee rates or additions of breakpoints were not warranted at this juncture for the other Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of economies of scale with the Funds’ shareholders.

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Board Review and Approval of Previous Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BFA or BTC, an affiliate of BFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparable investment advisory/management fee information was not available for the Funds, as BFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as any of the Funds. However, the Board noted that BFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as any payment of revenue to BTC, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BFA and BTC in connection with any investments by the Funds in other funds for which BFA provides investment advisory services and/or BTC provides administration services. The Board noted that while revenue to BTC in connection with securities lending agency services to the iShares funds increased overall as against the previous year, overall revenue increased by approximately the same percentage as overall expenses. The Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract, for the coming year.

BOARD REVIEW AND APPROVAL OF PREVIOUS INVESTMENT ADVISORY CONTRACT	83

Board Review and Approval of New Investment Advisory Agreements (Unaudited)

iSHARES® TRUST

On June 16, 2009, Barclays Bank PLC (“Barclays”) entered into an agreement to sell its interest in the Barclays Global Investors asset management business, which includes BTC (formerly known as BGI) and its business of advising, sponsoring and distributing exchange-traded funds, to BlackRock, Inc. (“BlackRock”). On December 1, 2009, the subsidiaries of Barclays operating the former BGI business, including BFA, were sold to BlackRock (the “Transaction”).

BFA currently serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Previous Advisory Agreement”). Under the 1940 Act, the Transaction resulted in the automatic termination of the Previous Advisory Agreement. In order for the management of each Fund to continue uninterrupted, the Board approved interim and new investment advisory agreements (the “New Advisory Agreements”) with the Trust, the latter of which was subsequently approved by each Fund’s shareholders.

BOARD CONSIDERATIONS IN APPROVING THE NEW ADVISORY AGREEMENT

At an in-person Board meeting held on August 13, 2009, the Board, including the Independent Trustees, unanimously approved the New Advisory Agreements between BFA and the Trust, on behalf of its Funds after consideration of all factors determined to be relevant to the Board’s deliberations, including those discussed below.

The Approval Process – At telephonic and in-person meetings held in June, July and August of this year, the Board, including the Independent Trustees, discussed the Transaction and the New Advisory Agreements for the Funds.

In preparation for their consideration of the New Advisory Agreements, the Trustees received, in response to a written due diligence request prepared by the Board and its independent counsel and provided to BlackRock, BTC and BFA, comprehensive written information covering a range of issues and received, in response to their additional requests, further information in advance of and at the August 13, 2009 in-person Board meeting. To assist the Board in its consideration of the New Advisory Agreements, BlackRock provided materials and information about itself, including its history, management, investment, risk management and compliance capabilities and processes, and financial condition, and BFA provided materials and information about the Transaction. In addition, the Independent Trustees consulted with their independent legal counsel and Fund counsel on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the Board’s deliberations.

In June 2009, the Board had performed a full annual review of, or initially approved, as applicable, the Previous Investment Advisory Agreement between BFA and the Trust, on behalf of its Funds for each Fund as required by the 1940 Act and, after reviewing, among other things, the investment capabilities, resources and personnel of BFA, determined that the nature, extent and quality of the services provided by BFA under the Previous Advisory Agreements were appropriate. The Board also determined that the advisory fees paid by each Fund, taking into account any applicable agreed-upon fee waivers and breakpoints, were fair and reasonable in light of the services provided, the costs to BFA of providing those services, economies of scale, the fees and other expenses paid by similar funds (including information provided by Lipper, Inc. (“Lipper”)), and such other circumstances as the Trustees considered relevant in the exercise of their reasonable judgment. The Board approved the Previous Advisory Agreements on June 17, 2009.

In advance of the June 2009 Board meeting, the Board requested and received materials specifically relating to each Fund’s Previous Advisory Agreement. These materials were prepared for each Fund, and included information (i) compiled by Lipper on the fees and expenses and the investment performance of the Fund as compared to a comparable group of funds as classified by Lipper; (ii) prepared by BFA discussing market conditions generally; (iii) on the profitability to BFA of the Previous Advisory Agreements and other payments received by BFA and its affiliates from the Funds; and (iv) provided by BFA concerning services related to the valuation and pricing of Fund portfolio holdings, and direct and indirect benefits to BFA and its affiliates from their relationship with the Fund.

84	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

At the June 17, July 29 and August 13, 2009 Board meetings, the Trustees discussed with representatives of BTC, BFA and BlackRock, the management, investment, risk management and compliance capabilities and processes, and financial condition of BlackRock, the Transaction and its rationale, and BlackRock’s general plans and intentions regarding BFA and the Funds. At these Board meetings, representatives of BTC, BFA and BlackRock made various presentations to, and responded to questions from, the Board. The Board also inquired about the plans for, and anticipated roles and responsibilities of, the employees and officers of BFA in connection with the Transaction, including the anticipated senior management structure of BFA following the completion of the Transaction. The Independent Trustees also conferred separately and with their independent legal counsel about the Transaction and other matters related to the Transaction on a number of occasions. After the presentations and after reviewing the written materials provided, the Independent Trustees met in executive sessions with their independent legal counsel at the June, July and August 2009 Board meetings to consider the Transaction, its expected impact on BFA and the Funds, and the New Advisory Agreements.

In connection with the Board’s review of the New Advisory Agreements, BTC, BFA and/or BlackRock, as applicable, provided the Board with information about a variety of matters. The Board considered, among other things, the following information:

•	the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of the combined company;

•

that there is not expected to be any diminution in the nature, quality and extent of services provided to the Funds and their shareholders by BFA, including portfolio management and compliance services;

•

that BFA and BlackRock have no present intention to alter the advisory fee rates and expense arrangements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction;

•	that it is expected that substantially all of the current employees of BFA will remain employees of BFA and will continue to provide services to the Funds following the Transaction;

•

that the Funds may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions® brand name;

•	that the Funds are expected to continue to be sold through existing distribution channels;

•	that the Funds will have access to greater distribution resources through BlackRock’s relationships with third party brokers and retirement plan platforms;

•	that the parties to the Transaction agreement have agreed to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act in relation to the Funds;

•

that Barclays or one of its affiliates has agreed to pay all expenses of the Funds in connection with the Board’s consideration of the New Advisory Agreements and all costs of seeking shareholder approval of the New Advisory Agreements; and

•

that Barclays and BlackRock would derive benefits from the Transaction and that, as a result, they may have a different financial interest in the matters that were being considered than do Fund shareholders.

The Board did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors discussed below. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. In their deliberations, the Trustees considered information received in

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Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

connection with their most recent approval or continuation of each Previous Advisory Agreement at the June 2009 Board meeting, in addition to information provided by BTC, BFA and BlackRock regarding BlackRock and the Transaction, in connection with their evaluation of the terms and conditions of the New Advisory Agreements. The Trustees, including a majority of the Independent Trustees, concluded that the terms of the New Advisory Agreements are appropriate, that the fees to be paid are reasonable in light of the services to be provided to each Fund, and that the New Advisory Agreements should be approved and recommended to Fund shareholders. In voting to approve the New Advisory Agreements in respect of each Fund, the Board considered in particular the following factors:

The nature, extent and quality of services to be provided by BFA and its affiliates – In connection with their consideration of the New Advisory Agreements, the Board considered representations by BFA, BTC and BlackRock that there would be no diminution in the scope of services required of or provided by BFA under the New Advisory Agreements for each Fund as compared to the scope of services provided by BFA under the Previous Advisory Agreement. In reviewing the scope of these services at the June and August 2009 Board meetings, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including over the past year, including investments in technology and increasing the number of their employees supporting the Funds. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board noted that it expects that these reports and discussions will continue following the consummation of the Transaction. In addition to the above considerations, the Board considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio transaction policies and procedures. The Board further took into account that, with respect to most of the Funds, BFA does not serve as investment adviser for other series of registered investment companies with substantially similar investment objectives and strategies; therefore, directly comparable performance information was generally not available for most Funds. The Board also considered each Fund’s record of performing in accordance with its investment objective.

In connection with the investment advisory services to be provided under the New Advisory Agreements, the Board took into account detailed discussions with representatives of BFA at the June 2009 Board meeting and at prior Board meetings regarding the management of each Fund. In addition to the investment advisory services to be provided to the Funds, the Board, at the August 2009 Board meeting, considered that BFA also will continue to provide management and administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds, and that these services were expected to be consistent with the services BFA performed under the Previous Advisory Agreements.

The Board noted the representations of BFA, BTC and BlackRock that the Transaction was not expected to have any adverse effect on the resources and strengths of BFA in managing the Funds. The Board also considered that the Funds and their shareholders may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions® brand name. The Board discussed BlackRock’s current financial condition, its anticipated financial condition following the completion of the Transaction and its lines of business. The Board also discussed BFA’s anticipated financial condition following the completion of the Transaction. The Board discussed BlackRock’s current ownership structure and expected ownership structure following the completion of the Transaction. The Board was advised that BlackRock operates as an independent firm, with its own Board of Directors and no majority shareholder. The Board was also advised that while BlackRock’s largest shareholders, Merrill Lynch, a wholly owned subsidiary of Bank of America, and PNC, are important clients and strategic partners of BlackRock, they are not involved in the firm’s day-to-day management or operations.

Based on the discussions held and the materials presented at the June, July and August 2009 Board meetings and prior Board meetings, the Board determined that the Transaction would not likely cause an adverse change in the nature, extent and quality of the services to

86	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

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be provided by BFA under the New Advisory Agreements compared with the services provided by BFA under the Previous Advisory Agreements and that the Board expects that the quality of such services will continue to be appropriate.

Funds’ expenses and performance of the Funds – The Board received and reviewed statistical information prepared by Lipper at the June 2009 meeting and also received information at prior meetings regarding the expense ratio components of the Funds, including advisory fees, waivers and reimbursements, and gross and net total expenses, in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising a Fund’s peer group pursuant to Lipper’s proprietary methodology and, for certain Funds, registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by most of the Funds, the Lipper Groups sometimes included mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to certain Funds.

The Board noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the Funds in their Lipper Groups with respect to the Previous and New Advisory Agreements. The Board took into account that the fee rates for each Fund under the New Advisory Agreements are identical to the fee rates under the respective Previous Advisory Agreements. Further, the Board noted that representatives of BFA and BlackRock had confirmed that there is no present intention to alter the advisory fee rates, expense waivers or expense reimbursements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction.

In addition to reviewing the fees and expenses, the Board noted that it regularly reviews each Fund’s performance and at the June 2009 meeting reviewed statistical information prepared by Lipper regarding the performance of each Fund for the quarter-end, one-, three-, five-and ten-year periods, as applicable, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Groups track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of the relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their performance benchmark indices over the relevant periods. In considering this information, the Board took into account that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indices. This comparative performance information was also considered by the Board. The Board considered BFA’s substantial investment advisory experience and capabilities, as well as the possibility of additional resources and support from BlackRock following the completion of the Transaction, but noted that the effect, if any, the consummation of the Transaction would have on the future performance of the Funds could not be predicted.

Based on this review, the Board had concluded that the investment advisory fee rates and expense levels and the historical performance of each Fund, as compared to the investment advisory fee rates and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Previous Advisory Agreements and concluded that these comparisons continued to be satisfactory for the purpose of approving the New Advisory Agreements.

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Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

Cost of services provided and profits realized by BFA from the relationship with each Fund – The Board considered that at the June 2009 Board meeting and at prior meetings, it had reviewed information about the profitability of BFA with respect to the Funds based on the fees payable to BFA and its affiliates (including fees under the Previous Advisory Agreements), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below).

In evaluating the costs of the services to be provided by BFA under the New Advisory Agreements, the Board considered, among other things, whether advisory fee rates or other expenses would change as a result of the Transaction. The Board noted that the New Advisory Agreements are similar to the Previous Advisory Agreements, including the fact that the fee rates under the Agreements are identical and that representatives of BFA and BlackRock represented that there is no present intention due to the Transaction to alter the advisory fee rates, expense waiver or expense reimbursements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction. It was noted that it was not possible to predict how the Transaction would affect BFA’s profitability from its relationship with the Funds. Potential cost savings had been described by BlackRock representatives that may be achieved by BlackRock immediately following the Transaction, but even if all of such savings were realized by BFA in connection with the management of the Funds, BFA’s profitability in respect of the Funds was not expected to increase in a significant respect. BFA, BlackRock and the Board discussed how profitability will be calculated and presented to the Board following the Transaction, and the Board reviewed BlackRock’s 2008 profitability methodology with respect to its registered funds. The Board expects to receive profitability information from BFA on at least an annual basis following the completion of the Transaction and thus be in a position to evaluate whether any adjustments in Fund fees would be appropriate.

The extent to which economies of scale would be realized as a Fund grows and whether fee levels would reflect such economies of scale – In connection with its review of the Funds’ profitability analysis at the June 2009 meeting, the Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets. At the June 2009 Board meeting, the Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and that BFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. The Board further noted that the Previous and New Advisory Agreements provide for breakpoints in certain Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other Funds, increase and that breakpoints were implemented the previous year for certain Funds. The Board noted that for certain other Funds, the Previous and New Advisory Agreements do not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase; however, the Board further noted that possible future economies of scale for those Funds had, in many cases, been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders may have received from a fee structure with declining breakpoints where the initial fee was higher. At the June 2009 Board meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates, with the breakpoints for certain Funds, reflected appropriate sharing of economies of scale with the Funds’ shareholders.

The Board noted representations from BFA and BlackRock that BFA will continue to make significant investments in the iShares fund complex and the infrastructure supporting the Funds. The Board determined that changes to the fee structure were not currently necessary and that the Funds appropriately participate in economies of scale. It was noted that it was not possible to evaluate how the Transaction would create opportunities for additional economies of scale. The Board expects to consider economies of scale on at least an annual basis following completion of the Transaction and thus be in a position to evaluate additional economies of scale, if any.

88	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements

(Unaudited) (Continued)

iSHARES® TRUST

Fees and services provided for other comparable funds/accounts managed by BFA and its Affiliates – At the June 2009 Board meeting, the Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Previous Advisory Agreements in comparison to the investment advisory/management fee rates for other funds/accounts for which BFA or BTC provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparable investment advisory/management fee information was not available for many of the Funds, as BFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as many of the Funds. The Board noted, however, that BFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Furthermore, in reviewing the comparative investment advisory/management fee information for the Funds for which such information was available, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Funds in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Funds and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rates under the Previous Advisory Agreements for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts for which BFA or BTC provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Previous and New Advisory Agreements do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Previous and New Advisory Agreements are fair and reasonable.

Other benefits to BFA and its affiliates, including fall-out benefits – In evaluating the fall-out and any other ancillary benefits received by BFA under the Previous Advisory Agreements, the Board reviewed any ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA or its affiliates, such as any payment of revenue to BTC, the Trust’s current securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BFA and BTC in connection with any investments by the Funds in other funds for which BFA provides investment advisory services and/or BTC provides administration services. The Board noted that while revenue to BTC in connection with securities lending agency services to the Funds increased overall as against the previous year, overall revenue increased by approximately the same percentage as overall expenses. The Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through an affiliate of BFA or purchased from an underwriting syndicate in which an Adviser affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. Any fall-out or ancillary benefits as a result of the Transaction were difficult to quantify with certainty at this time, and the Board indicated that it would continue to evaluate them going forward.

Conclusion – The Board examined the totality of the information they were provided at the June, July and August 2009 Board meetings, and information they received at other meetings held during the past year, and did not identify any single factor discussed previously as controlling. Based on this analysis, the Board determined that the New Advisory Agreements, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to unanimously approve the New Advisory Agreements.

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	89

Notes:

90	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	91

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Funds
iShares Dow Jones U.S.	IYY

iShares KLD Socially Responsible Index Funds
iShares FTSE KLD 400 Social	DSI
iShares FTSE KLD Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology-Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

92	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI All Peru Capped	EPU
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU
iShares S&P India Nifty 50	INDY

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares S&P Emerging Markets Infrastructure	EMIF
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares International Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares Global Sector Index Funds
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares Global Theme Based Index Funds
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

iShares U.S. Credit Bond Funds
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares iBoxx $ High Yield Corporate	HYG

iShares U.S. Securitized Bond Funds
iShares Barclays MBS	MBB

iSHARES FAMILY OF FUNDS	93

The iShares® Family of Funds (Continued)

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF

iShares International Bond Funds	Trading Symbol
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds (“Funds”) are distributed by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor any of its affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSENAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSEEPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2009 Semi-Annual Report.

iS-1888-1209

94	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail.

Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm’s name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you.

If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the

Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission

(SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The

Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.

Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2009 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company,

N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Dow Jones & Company, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor any of their affiliates, is affiliated with the company listed above.

iS-SAR-41-1009

2009 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® DOW JONES SERIES

OCTOBER 31, 2009

» Would you prefer to receive materials like this electronically?

See inside back cover for details.

iShares Dow Jones U.S. Aerospace & Defense Index | ITA | NYSE Arca

iShares Dow Jones U.S. Broker-Dealers Index Fund | IAI | NYSE Arca

iShares Dow Jones U.S. Healthcare Providers Index Fund | IHF | NYSE Arca

iShares Dow Jones U.S. Home Construction Index Fund | ITB | NYSE Arca

iShares Dow Jones U.S. Insurance Index Fund | IAK | NYSE Arca

iShares Dow Jones U.S. Medical Devices Index Fund | IHI | NYSE Arca

iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund | IEO | NYSE Arca

iShares Dow Jones U.S. Oil Equipment & Services Index Fund | IEZ | NYSE Arca

iShares Dow Jones U.S. Pharmaceuticals Index Fund | IHE | NYSE Arca

iShares Dow Jones U.S. Regional Banks Index Fund | IAT | NYSE Arca

iShares

Fund Performance Overview

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

Performance as of October 31, 2009

The iShares Dow Jones U.S. Aerospace & Defense Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Aerospace & Defense Index (the “Index”). The Index measures the performance of the aerospace and defense sector of the U.S. equity market. Aerospace companies include manufacturers, assemblers and distributors of aircraft and aircraft parts. Defense companies include producers of components and equipment for the defense industry, such as military aircraft, radar equipment and weapons. The Fund invests in a representative sample of securities included in the Index that has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2009, the total return for the Fund was 15.03%, while the total return for the Index was 15.36%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/09			Inception to 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.48%	4.27%	4.92%	(2.50)%	(2.51)%	(2.05)%	(8.48)%	(8.51)%	(6.99)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/09
Industry	Percentage of Net Assets
Aerospace/Defense	46.00%

Aerospace/Defense - Equipment	28.80

Metal Processors & Fabricators	6.62

Electronics - Military	4.29

Electronic Measuring Instruments	3.67

Diversified Manufacturing Operations	3.46

Advanced Materials/Products	3.19

Enterprise Software/Services	1.71

Electronic Security Devices	1.08

Automotive - Medium & Heavy Duty Trucks	1.07

Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
United Technologies Corp.	9.01%

Boeing Co. (The)	7.19

General Dynamics Corp.	6.30

Lockheed Martin Corp.	6.15

Raytheon Co.	5.88

Northrop Grumman Corp.	5.66

Precision Castparts Corp.	5.24

Rockwell Collins Inc.	4.52

L-3 Communications Holdings Inc.	4.29

Goodrich Corp.	3.99

TOTAL	58.23%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

Performance as of October 31, 2009

The iShares Dow Jones U.S. Broker-Dealers Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Investment Services Index (the “Index”). The Index measures the performance of the investment services sector of the U.S. equity market, and includes companies providing a range of specialized financial services, including securities brokers and dealers, online brokers and securities or commodities exchanges. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2009, the total return for the Fund was 20.73%, while the total return for the Index was 21.08%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/09			Inception to 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.00%	22.07%	22.43%	(14.11)%	(14.12)%	(13.91)%	(41.31)%	(41.33)%	(40.79)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/09
Industry	Percentage of Net Assets
Finance - Investment Banker/Broker	67.76%

Finance - Other Services	21.65

Investment Management/Advisory Services	10.47

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
Goldman Sachs Group Inc. (The)	11.36%

Morgan Stanley	10.16

CME Group Inc.	7.92

Charles Schwab Corp. (The)	6.64

Ameriprise Financial Inc.	6.07

IntercontinentalExchange Inc.	5.59

NYSE Euronext Inc.	4.81

Legg Mason Inc.	4.40

TD AMERITRADE Holding Corp.	4.35

Jefferies Group Inc.	3.77

TOTAL	65.07%

2	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

Performance as of October 31, 2009

The iShares Dow Jones U.S. Healthcare Providers Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Health Care Providers Index (the “Index”). The Index measures the performance of the health care providers sector of the U.S. equity market, and includes companies that are health care providers such as owners and operators of health maintenance organizations, hospitals, clinics, dental and eye care facilities, nursing homes and rehabilitation and retirement centers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2009, the total return for the Fund was 20.13%, while the total return for the Index was 20.58%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/09			Inception to 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.06%	19.93%	20.80%	(4.35)%	(4.36)%	(3.87)%	(14.42)%	(14.46)%	(12.89)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

PORTFOLIO ALLOCATION As of 10/31/09
Industry	Percentage of Net Assets
Medical - HMO	40.11%

Pharmacy Services	19.92

Medical Labs & Testing Services	10.61

Medical - Hospitals	7.75

Medical - Outpatient/Home Medical Care	4.14

Dialysis Centers	3.16

Medical Products	2.59

Research & Development	2.34

Physician Practice Management	2.21

Physical Therapy/Rehab Centers	1.89

Commercial Services	1.68

Medical - Nursing Homes	1.46

Retirement/Aged Care Facilities	0.81

Medical - Drugs	0.45

Life/Health Insurance	0.45

Internet Applications Software	0.41

Short-Term and Other Net Assets	0.02

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
UnitedHealth Group Inc.	11.08%

Medco Health Solutions Inc.	10.39

WellPoint Inc.	8.72

Express Scripts Inc.	8.52

Aetna Inc.	5.29

Quest Diagnostics Inc.	4.51

Laboratory Corp. of America Holdings	3.99

CIGNA Corp.	3.94

Humana Inc.	3.51

DaVita Inc.	3.16

TOTAL	63.11%

4	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

Performance as of October 31, 2009

The iShares Dow Jones U.S. Home Construction Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Home Construction Index (the “Index”). The Index measures the performance of the home construction sector of the U.S. equity market, and includes companies that are constructors of residential homes, including manufacturers of mobile and prefabricated homes. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2009, the total return for the Fund was 0.39%, while the total return for the Index was 0.83%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/09			Inception to 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(8.48)%	(8.41)%	(6.70)%	(33.81)%	(33.81)%	(32.89)%	(76.44)%	(76.44)%	(75.24)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

PORTFOLIO ALLOCATION As of 10/31/09
Industry	Percentage of Net Assets
Building - Residential/Commercial	58.81%

Retail - Building Products	8.58

Building - Mobile Home/Manufactured Housing & RV	6.66

Coatings/Paint	3.83

Building Products - Wood	3.42

Diversified Manufacturing Operations	3.40

Distribution/Wholesale	3.03

Textile - Home Furnishings	2.98

Building and Construction Products - Miscellaneous	2.72

Building Products - Air and Heating	2.37

Building Products - Cement/Aggregates	1.83

Real Estate Operating/Development	1.41

Home Furnishings	0.77

Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
NVR Inc.	9.47%

D.R. Horton Inc.	7.94

Pulte Homes Inc.	7.36

Toll Brothers Inc.	6.62

Lennar Corp. Class A	6.17

M.D.C. Holdings Inc.	4.60

KB Home	4.51

Home Depot Inc. (The)	4.39

Ryland Group Inc.	4.20

Lowe’s Companies Inc.	4.19

TOTAL	59.45%

6	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

Performance as of October 31, 2009

The iShares Dow Jones U.S. Insurance Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Insurance Index (the “Index”). The Index measures the performance of the insurance sector of the U.S. equity market, and includes companies in the following industry groups: full line insurance, insurance brokers, property and casualty insurance, reinsurance and life insurance. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2009, the total return for the Fund was 31.36%, while the total return for the Index was 31.72%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/09			Inception to 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.89%	14.55%	15.49%	(16.10)%	(16.12)%	(15.78)%	(45.94)%	(45.99)%	(45.18)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/09
Industry	Percentage of Net Assets
Property/Casualty Insurance	34.41%

Multi-line Insurance	32.24

Life/Health Insurance	27.02

Reinsurance	2.79

Insurance Brokers	2.29

Financial Guarantee Insurance	1.15

Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
Travelers Companies Inc. (The)	10.39%

Prudential Financial Inc.	7.77

MetLife Inc.	7.33

Aflac Inc.	7.25

Chubb Corp.	6.44

Allstate Corp. (The)	6.00

Loews Corp.	4.50

Progressive Corp. (The)	3.92

Hartford Financial Services Group Inc. (The)	3.67

Principal Financial Group Inc.	2.94

TOTAL	60.21%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

Performance as of October 31, 2009

The iShares Dow Jones U.S. Medical Devices Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Medical Equipment Index (the “Index”). The Index measures the performance of the medical equipment sector of the U.S. equity market, and includes medical equipment companies such as manufacturers and distributors of medical devices such as magnetic resonance imaging (MRI) scanners, prosthetics, pacemakers, X-ray machines, and other non-disposable medical devices. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2009, the total return for the Fund was 19.68%, while the total return for the Index was 19.99%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/09			Inception to 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.42%	5.12%	6.00%	(1.02)%	(1.03)%	(0.47)%	(3.54)%	(3.56)%	(1.65)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/09
Industry	Percentage of Net Assets
Medical Instruments	40.36%

Medical Products	22.88

Instruments - Scientific	13.77

Medical - Biomedical/Gene	5.25

Hospital Beds/Equipment	3.87

Respiratory Products	3.30

Diagnostic Equipment	3.03

Medical Sterilization Products	2.02

Patient Monitoring Equipment	1.82

Electronic Measuring Instruments	1.00

Dental Supplies & Equipment	0.99

Ultra Sound Imaging Systems	0.94

Enterprise Software/Services	0.74

Short-Term and Other Net Assets	0.03

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
Medtronic Inc.	10.97%

Thermo Fisher Scientific Inc.	7.72

Stryker Corp.	6.71

Zimmer Holdings Inc.	6.07

St. Jude Medical Inc.	5.69

Intuitive Surgical Inc.	5.32

Boston Scientific Corp.	5.31

Waters Corp.	4.13

Varian Medical Systems Inc.	3.75

Beckman Coulter Inc.	3.39

TOTAL	59.06%

8	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

Performance as of October 31, 2009

The iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Oil Exploration & Production Index (the “Index”). The Index measures the performance of the oil exploration and production sub-sector of the U.S. equity market, and includes companies that are engaged in the exploration for and extraction, production, refining, and supply of oil and gas products. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2009, the total return for the Fund was 26.66%, while the total return for the Index was 27.01%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/09			Inception to 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.16%	16.88%	14.74%	(0.37)%	(0.39)%	0.00%	(1.31)%	(1.35)%	0.01%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/09
Industry	Percentage of Net Assets
Oil Companies - Exploration & Production	88.90%

Oil Refining & Marketing	7.08

Gas - Distribution	2.11

Oil - U.S. Royalty Trusts	1.09

Oil & Gas Drilling	0.77

Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
Occidental Petroleum Corp.	12.11%

Apache Corp.	7.51

Anadarko Petroleum Corp.	7.24

Devon Energy Corp.	6.62

XTO Energy Inc.	6.04

EOG Resources Inc.	5.41

Chesapeake Energy Corp.	4.22

Southwestern Energy Co.	4.21

Noble Energy Inc.	3.34

Valero Energy Corp.	3.05

TOTAL	59.75%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

Performance as of October 31, 2009

The iShares Dow Jones U.S. Oil Equipment & Services Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Oil Equipment & Services Index (the “Index”). The Index measures the performance of the oil equipment and services sector of the U.S. equity market, and includes companies that are suppliers of equipment or services to oil fields and offshore platforms, such as drilling, exploration, engineering, logistics, seismic information services and platform construction. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2009, the total return for the Fund was 32.57%, while the total return for the Index was 32.99%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/09			Inception to 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.65%	20.65%	20.58%	(5.79)%	(5.79)%	(5.56)%	(18.87)%	(18.87)%	(18.14)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/09
Industry	Percentage of Net Assets
Oil - Field Services	56.13%

Oil & Gas Drilling	21.31

Oil Field Machinery & Equipment	19.87

Transportation - Marine	1.95

Transportation - Services	0.62

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
Schlumberger Ltd.	21.99%

Halliburton Co.	10.59

National Oilwell Varco Inc.	7.47

Baker Hughes Inc.	6.11

Cameron International Corp.	4.09

ENSCO International Inc.	3.52

FMC Technologies Inc.	3.45

Diamond Offshore Drilling Inc.	3.32

Smith International Inc.	3.24

Nabors Industries Ltd.	3.23

TOTAL	67.01%

10	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. PHARMACEUTICALS INDEX FUND

Performance as of October 31, 2009

The iShares Dow Jones U.S. Pharmaceuticals Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Pharmaceuticals Index (the “Index”). The Index measures the performance of the pharmaceuticals sector of the U.S. equity market, and includes pharmaceutical companies such as manufacturers of prescription or over-the-counter drugs or vaccines, but excludes producers of vitamins. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2009, the total return for the Fund was 25.08%, while the total return for the Index was 25.35%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/09			Inception to 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.82%	21.27%	22.33%	2.01%	1.99%	2.51%	7.20%	7.14%	9.07%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/09
Industry	Percentage of Net Assets
Medical - Drugs	71.12%

Medical Products	12.26

Medical - Generic Drugs	10.23

Medical - Biomedical/Gene	2.39

Drug Delivery Systems	1.45

Therapeutics	1.34

Consumer Products - Miscellaneous	1.03

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
Pfizer Inc.	9.72%

Johnson & Johnson	8.65

Abbott Laboratories	7.38

Merck & Co. Inc.	6.47

Schering-Plough Corp.	5.89

Bristol-Myers Squibb Co.	5.69

Eli Lilly and Co.	5.45

Allergan Inc.	4.37

Hospira Inc.	3.61

Forest Laboratories Inc.	3.40

TOTAL	60.63%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

Performance as of October 31, 2009

The iShares Dow Jones U.S. Regional Banks Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Regional Banks Index (the “Index”). The Index measures the performance of the regional bank sector of the U.S. equity market, and is a subset of the Dow Jones U.S. Bank Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2009, the total return for the Fund was 10.91%, while the total return for the Index was 11.17%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/09			Inception to 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(30.13)%	(30.06)%	(30.03)%	(20.51)%	(20.51)%	(20.29)%	(55.26)%	(55.26)%	(54.79)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/09
Industry	Percentage of Net Assets
Super-Regional Banks - U.S.	42.19%

Commercial Banks - Southern U.S.	15.38

Commercial Banks - Central U.S.	12.09

Savings & Loans/Thrifts - Eastern U.S.	9.22

Commercial Banks - Eastern U.S.	6.51

Commercial Banks - Western U.S.	6.45

Fiduciary Banks	6.05

Savings & Loans/Thrifts - Western U.S.	1.04

Savings & Loans/Thrifts - Central U.S.	0.99

Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
U.S. Bancorp	18.31%

PNC Financial Services Group Inc. (The)	10.13

BB&T Corp.	7.33

Northern Trust Corp.	5.57

SunTrust Banks Inc.	4.49

Fifth Third Bancorp	3.42

Hudson City Bancorp Inc.	3.11

Regions Financial Corp.	2.82

KeyCorp	2.36

M&T Bank Corp.	2.28

TOTAL	59.82%

12	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (5/1/09)	Ending Account Value (10/31/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (5/1/09 to 10/31/09)
Dow Jones U.S. Aerospace & Defense
Actual	$1,000.00	$1,150.30	0.48%	$2.60
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
Dow Jones U.S. Broker-Dealers
Actual	1,000.00	1,207.30	0.48	2.67
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
Dow Jones U.S. Healthcare Providers
Actual	1,000.00	1,201.30	0.48	2.66
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
Dow Jones U.S. Home Construction
Actual	1,000.00	1,003.90	0.48	2.42
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45

SHAREHOLDER EXPENSES	13

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (5/1/09)	Ending Account Value (10/31/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (5/1/09 to 10/31/09)
Dow Jones U.S. Insurance
Actual	$1,000.00	$1,313.60	0.48%	$2.80
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
Dow Jones U.S. Medical Devices
Actual	1,000.00	1,196.80	0.48	2.66
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
Dow Jones U.S. Oil & Gas Exploration & Production
Actual	1,000.00	1,266.60	0.48	2.74
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
Dow Jones U.S. Oil Equipment & Services
Actual	1,000.00	1,325.70	0.48	2.81
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
Dow Jones U.S. Pharmaceuticals
Actual	1,000.00	1,250.80	0.48	2.72
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
Dow Jones U.S. Regional Banks
Actual	1,000.00	1,109.10	0.48	2.55
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

14	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.89%

ADVANCED MATERIALS/PRODUCTS – 3.19%
Ceradyne Inc.[a]	101,377	$1,634,197
Hexcel Corp.[a]	237,099	2,608,089

		4,242,286

AEROSPACE/DEFENSE – 46.00%
Boeing Co. (The)	199,981	9,559,092
Cubic Corp.	56,006	1,943,968
Esterline Technologies Corp.[a]	72,425	3,049,817
General Dynamics Corp.	133,617	8,377,786
Lockheed Martin Corp.	118,871	8,177,136
Northrop Grumman Corp.	150,143	7,526,669
Raytheon Co.	172,748	7,822,029
Rockwell Collins Inc.	119,244	6,007,513
Spirit AeroSystems Holdings Inc.
Class Aa	193,754	3,084,564
Teledyne Technologies Inc.[a]	84,271	2,878,697
TransDigm Group Inc.	70,339	2,755,882

		61,183,153

AEROSPACE/DEFENSE - EQUIPMENT – 28.80%
AAR Corp.[a]	126,520	2,481,057
Alliant Techsystems Inc.[a]	49,063	3,816,120
BE Aerospace Inc.[a]	179,312	3,179,202
Curtiss-Wright Corp.	89,358	2,664,655
Goodrich Corp.	97,614	5,305,321
HEICO Corp. Class A	68,779	2,122,520
Moog Inc. Class Aa	90,031	2,248,074
Orbital Sciences Corp.[a]	165,424	2,130,661
Triumph Group Inc.	50,726	2,374,484
United Technologies Corp.	195,097	11,988,711

		38,310,805

AUTOMOTIVE - MEDIUM & HEAVY DUTY TRUCKS – 1.07%
Force Protection Inc.[a]	324,394	1,427,334

		1,427,334

DIVERSIFIED MANUFACTURING OPERATIONS – 3.46%
Textron Inc.	258,557	4,597,143

		4,597,143

ELECTRONIC MEASURING INSTRUMENTS – 3.67%
FLIR Systems Inc.[a]	175,704	4,886,328

		4,886,328

Security	Shares	Value
ELECTRONIC SECURITY DEVICES – 1.08%
Taser International Inc.[a]	349,348	$1,428,833

		1,428,833

ELECTRONICS - MILITARY – 4.29%
L-3 Communications Holdings Inc.	79,007	5,711,416

		5,711,416

ENTERPRISE SOFTWARE/SERVICES – 1.71%
ManTech International Corp. Class Aa	51,746	2,269,580

		2,269,580

METAL PROCESSORS & FABRICATORS – 6.62%
Precision Castparts Corp.	72,960	6,969,869
RBC Bearings Inc.[a]	85,467	1,838,395

		8,808,264

TOTAL COMMON STOCKS (Cost: $200,522,684)		132,865,142

SHORT-TERM INVESTMENTS – 0.08%

MONEY MARKET FUNDS – 0.08%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[b,c]	99,119	99,119

		99,119

TOTAL SHORT-TERM INVESTMENTS
(Cost: $99,119)		99,119

TOTAL INVESTMENTS IN SECURITIES – 99.97% (Cost: $200,621,803)		132,964,261

Other Assets, Less Liabilities – 0.03%		44,168

NET ASSETS – 100.00%		$133,008,429

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.88%

FINANCE - INVESTMENT BANKER/ BROKER – 67.76%
Charles Schwab Corp. (The)	747,498	$12,961,615
E*TRADE Financial Corp.[a,b]	3,533,824	5,159,383
GFI Group Inc.	466,703	2,403,521
Goldman Sachs Group Inc. (The)	130,225	22,160,388
Greenhill & Co. Inc.[b]	60,364	5,205,188
Interactive Brokers Group Inc.
Class Aa	223,551	3,579,052
Investment Technology
Group Inc.[a]	189,727	4,092,411
Jefferies Group Inc.[a]	281,834	7,355,867
KBW Inc.[a,b]	159,103	4,454,884
Knight Capital Group Inc. Class Aa	289,500	4,878,075
LaBranche & Co. Inc.[a]	629,754	1,738,121
MF Global Ltd.[a,b]	564,590	4,019,881
Morgan Stanley	617,249	19,826,038
optionsXpress Holdings Inc.	242,727	3,793,823
Piper Jaffray Companies[a]	94,457	4,381,860
Raymond James Financial Inc.[b]	281,403	6,643,925
Stifel Financial Corp.[a]	100,100	5,201,196
SWS Group Inc.	224,931	3,009,577
TD AMERITRADE Holding Corp.[a]	440,101	8,493,949
TradeStation Group Inc.[a]	373,182	2,880,965

		132,239,719

FINANCE - OTHER SERVICES – 21.65%
CME Group Inc.	51,110	15,466,397
IntercontinentalExchange Inc.[a]	108,869	10,907,585
NASDAQ OMX Group Inc. (The)[a]	360,117	6,503,713
NYSE Euronext Inc.	362,947	9,382,180

		42,259,875

INVESTMENT MANAGEMENT/ADVISORY SERVICES – 10.47%
Ameriprise Financial Inc.	341,545	11,841,365
Legg Mason Inc.	294,990	8,587,159

		20,428,524

TOTAL COMMON STOCKS
(Cost: $211,566,184)		194,928,118

Security	Shares	Value
SHORT-TERM INVESTMENTS – 9.75%

MONEY MARKET FUNDS – 9.75%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[c,d,e]	16,382,986	$16,382,986
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	2,413,480	2,413,480
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	225,064	225,064

		19,021,530

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,021,530)		19,021,530

TOTAL INVESTMENTS IN SECURITIES – 109.63% (Cost: $230,587,714)		213,949,648

Other Assets, Less Liabilities – (9.63)%		(18,787,625)

NET ASSETS – 100.00%		$195,162,023

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

16	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.98%

COMMERCIAL SERVICES – 1.68%
Healthcare Services Group Inc.	45,795	$904,451
HMS Holdings Corp.[a]	28,073	1,205,174

		2,109,625

DIALYSIS CENTERS – 3.16%
DaVita Inc.[a]	74,790	3,966,114

		3,966,114

INTERNET APPLICATIONS SOFTWARE – 0.41%
eResearchTechnology Inc.[a]	70,183	519,354

		519,354

LIFE/HEALTH INSURANCE – 0.45%
Universal American Corp.[a]	56,208	562,080

		562,080

MEDICAL - DRUGS – 0.45%
PharMerica Corp.[a]	36,767	567,315

		567,315

MEDICAL - HMO – 40.11%
Aetna Inc.	255,066	6,639,367
AMERIGROUP Corp.[a]	53,975	1,190,149
Centene Corp.[a]	50,694	903,874
CIGNA Corp.	177,663	4,946,138
Coventry Health Care Inc.[a]	119,353	2,366,770
Health Net Inc.[a]	98,142	1,463,297
HealthSpring Inc.[a]	60,541	867,553
Humana Inc.[a]	117,181	4,403,662
Magellan Health Services Inc.[a]	37,127	1,192,891
Molina Healthcare Inc.[a]	19,093	357,421
UnitedHealth Group Inc.	536,173	13,913,689
WellCare Health Plans Inc.[a]	44,385	1,159,780
WellPoint Inc.[a]	233,984	10,941,092

		50,345,683

MEDICAL - HOSPITALS – 7.75%
Community Health Systems Inc.[a]	78,833	2,465,896
Health Management Associates Inc. Class Aa	230,957	1,408,838
LifePoint Hospitals Inc.[a]	54,111	1,532,965
Tenet Healthcare Corp.[a]	416,461	2,132,280
Universal Health Services Inc. Class B	39,276	2,185,709

		9,725,688

Security	Shares	Value
MEDICAL - NURSING HOMES – 1.46%
Kindred Healthcare Inc.[a]	47,429	$697,206
Odyssey Healthcare Inc.[a]	43,537	606,906
Sun Healthcare Group Inc.[a]	58,820	534,086

		1,838,198

MEDICAL - OUTPATIENT/HOME MEDICAL CARE – 4.14%
Amedisys Inc.[a,b]	29,218	1,162,584
AmSurg Corp.[a]	36,507	769,203
Gentiva Health Services Inc.[a]	34,459	827,016
Lincare Holdings Inc.[a]	64,548	2,027,453
Res-Care Inc.[a]	34,314	412,797

		5,199,053

MEDICAL LABS & TESTING SERVICES – 10.61%
Covance Inc.[a]	51,270	2,649,634
Laboratory Corp. of
America Holdings[a,b]	72,707	5,008,785
Quest Diagnostics Inc.	101,110	5,655,082

		13,313,501

MEDICAL PRODUCTS – 2.59%
CareFusion Corp.[a]	145,637	3,257,900

		3,257,900

PHARMACY SERVICES – 19.92%
Catalyst Health Solutions Inc.[a]	40,409	1,267,630
Express Scripts Inc.[a]	133,882	10,699,849
Medco Health Solutions Inc.[a]	232,298	13,036,564

		25,004,043

PHYSICAL THERAPY/REHAB CENTERS – 1.89%
HealthSouth Corp.[a,b]	88,566	1,293,949
Psychiatric Solutions Inc.[a]	52,382	1,081,165

		2,375,114

PHYSICIAN PRACTICE MANAGEMENT – 2.21%
Healthways Inc.[a]	41,864	673,173
MEDNAX Inc.[a]	40,396	2,097,360

		2,770,533

RESEARCH & DEVELOPMENT – 2.34%
PAREXEL International Corp.[a]	66,306	830,151
Pharmaceutical Product Development Inc.	97,840	2,108,452

		2,938,603

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

October 31, 2009

Security	Shares	Value
RETIREMENT/AGED CARE FACILITIES – 0.81%
Brookdale Senior Living Inc.[a,b]	60,250	$1,014,610

		1,014,610

TOTAL COMMON STOCKS (Cost: $162,116,769)		125,507,414

SHORT-TERM INVESTMENTS – 4.60%

MONEY MARKET FUNDS – 4.60%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[c,d,e]	4,971,085	4,971,085
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	732,321	732,321
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	66,939	66,939

		5,770,345

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,770,345)		5,770,345

TOTAL INVESTMENTS IN SECURITIES – 104.58% (Cost: $167,887,114)		131,277,759

Other Assets, Less Liabilities – (4.58)%		(5,747,718)

NET ASSETS – 100.00%		$125,530,041

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.81%

BUILDING - MOBILE HOME/MANUFACTURED HOUSING & RV – 6.66%
Cavco Industries Inc.[a,b,c]	352,360	$10,711,744
Skyline Corp.	364,807	6,380,474

		17,092,218

BUILDING - RESIDENTIAL/COMMERCIAL – 58.81%
D.R. Horton Inc.	1,859,610	20,381,326
KB Home	816,937	11,584,167
Lennar Corp. Class A	1,257,065	15,839,019
M.D.C. Holdings Inc.	362,567	11,826,936
M/I Homes Inc.[a]	438,951	4,903,083
Meritage Homes Corp.[a]	474,900	8,662,176
NVR Inc.[a]	36,721	24,319,217
Pulte Homes Inc.[b]	2,098,318	18,905,845
Ryland Group Inc.	581,004	10,777,624
Standard-Pacific Corp.[a]	2,277,198	6,831,594
Toll Brothers Inc.[a]	981,867	17,005,936

		151,036,923

BUILDING AND CONSTRUCTION PRODUCTS - MISCELLANEOUS – 2.72%
Owens Corning[a]	315,713	6,980,414

		6,980,414

BUILDING PRODUCTS - AIR AND HEATING – 2.37%
Lennox International Inc.	181,037	6,095,516

		6,095,516

BUILDING PRODUCTS - CEMENT/ AGGREGATES – 1.83%
Eagle Materials Inc.	188,983	4,696,228

		4,696,228

BUILDING PRODUCTS - WOOD – 3.42%
Masco Corp.	747,818	8,786,861

		8,786,861

COATINGS/PAINT – 3.83%
Sherwin-Williams Co. (The)	172,638	9,847,272

		9,847,272

DISTRIBUTION/WHOLESALE – 3.03%
Beacon Roofing Supply Inc.[a]	157,884	2,267,214
Watsco Inc.	107,865	5,524,845

		7,792,059

Security	Shares	Value
DIVERSIFIED MANUFACTURING OPERATIONS – 3.40%
Leggett & Platt Inc.	452,087	$8,738,842

		8,738,842

HOME FURNISHINGS – 0.77%
Ethan Allen Interiors Inc.	157,540	1,962,948

		1,962,948

REAL ESTATE OPERATING/ DEVELOPMENT – 1.41%
Avatar Holdings Inc.[a]	222,627	3,628,820

		3,628,820

RETAIL - BUILDING PRODUCTS – 8.58%
Home Depot Inc. (The)	449,384	11,275,045
Lowe’s Companies Inc.	549,734	10,758,294

		22,033,339

TEXTILE - HOME FURNISHINGS – 2.98%
Mohawk Industries Inc.[a]	178,783	7,657,276

		7,657,276

TOTAL COMMON STOCKS
(Cost: $306,845,436)		256,348,716

SHORT-TERM INVESTMENTS – 0.88%

MONEY MARKET FUNDS – 0.88%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[c,d,e]	1,823,048	1,823,048
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	268,565	268,565
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	156,511	156,511

		2,248,124

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,248,124)		2,248,124

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

October 31, 2009

Value
TOTAL INVESTMENTS IN SECURITIES – 100.69%
(Cost: $309,093,560)	$258,596,840

Other Assets, Less Liabilities – (0.69)%	(1,767,056)

NET ASSETS – 100.00%	$256,829,784

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.90%

FINANCIAL GUARANTEE INSURANCE – 1.15%
Assured Guaranty Ltd.	19,942	$330,638
MBIA Inc.[a,b]	26,814	108,865

		439,503

INSURANCE BROKERS – 2.29%
Arthur J. Gallagher & Co.	15,903	354,796
Brown & Brown Inc.	18,424	338,449
Erie Indemnity Co. Class A	5,229	184,322

		877,567

LIFE/HEALTH INSURANCE – 27.02%
Aflac Inc.	66,919	2,776,469
American Equity Investment Life Holding Co.	9,315	61,200
Conseco Inc.[a]	32,947	171,654
Delphi Financial Group Inc. Class A	7,681	166,678
Lincoln National Corp.	38,804	924,699
National Western Life Insurance Co. Class A	371	65,355
Principal Financial Group Inc.	44,886	1,123,946
Protective Life Corp.	13,821	266,054
Prudential Financial Inc.	65,804	2,976,315
StanCorp Financial Group Inc.	7,914	290,523
Torchmark Corp.	12,929	524,917
Unum Group	49,926	996,024

		10,343,834

MULTI-LINE INSURANCE – 32.24%
Allstate Corp. (The)	77,643	2,295,904
American Financial Group Inc.	12,469	306,737
American National Insurance Co.	2,615	218,326
Assurant Inc.	18,438	551,849
Cincinnati Financial Corp.	23,646	599,663
CNA Financial Corp.[a]	4,968	108,153
Genworth Financial Inc. Class Aa	74,068	786,602
Hartford Financial Services Group Inc. (The)	57,275	1,404,383
Horace Mann Educators Corp.	6,758	84,002
Loews Corp.	52,055	1,723,021
MetLife Inc.	82,433	2,805,195
Old Republic International Corp.	35,743	381,735
United Fire & Casualty Co.	3,990	69,745

Security	Shares	Value
Unitrin Inc.	7,650	$149,940
XL Capital Ltd. Class A	52,174	856,175

		12,341,430

PROPERTY/CASUALTY INSURANCE – 34.41%
Alleghany Corp.[a]	1,050	262,500
AmTrust Financial Services Inc.	4,255	47,996
Arch Capital Group Ltd.[a,b]	8,747	589,285
Chubb Corp.	50,792	2,464,428
Employers Holdings Inc.	7,938	117,641
First American Corp.	12,965	394,006
Hanover Insurance Group Inc. (The)	8,279	348,298
Harleysville Group Inc.	2,208	69,177
HCC Insurance Holdings Inc.	17,682	466,628
Infinity Property and Casualty Corp.	2,350	90,875
Markel Corp.[a]	1,545	498,572
Mercury General Corp.	4,381	159,731
Navigators Group Inc. (The)[a]	2,427	128,801
OneBeacon Insurance Group Ltd.	4,066	48,467
ProAssurance Corp.[a]	5,364	269,702
Progressive Corp. (The)[a]	93,819	1,501,104
RLI Corp.	3,224	161,200
Safety Insurance Group Inc.	2,626	87,892
Selective Insurance Group Inc.	8,831	135,291
Tower Group Inc.	6,088	149,643
Travelers Companies Inc. (The)	79,885	3,977,474
W.R. Berkley Corp.	22,008	544,038
Wesco Financial Corp.	248	81,344
White Mountains Insurance Group Ltd.	1,224	378,718
Zenith National Insurance Corp.	7,006	199,881

		13,172,692

REINSURANCE – 2.79%
Allied World Assurance Holdings Ltd.	5,758	257,728
Argo Group International Holdings Ltd.[a]	5,077	172,415
Axis Capital Holdings Ltd.	22,154	640,029

		1,070,172

TOTAL COMMON STOCKS
(Cost: $48,910,284)		38,245,198

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

October 31, 2009

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.57%

MONEY MARKET FUNDS – 0.57%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[c,d,e]	147,462	$147,462
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	21,724	21,724
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	47,157	47,157

		216,343

TOTAL SHORT-TERM INVESTMENTS
(Cost: $216,343)		216,343

TOTAL INVESTMENTS IN SECURITIES – 100.47%
(Cost: $49,126,627)		38,461,541

Other Assets, Less Liabilities – (0.47)%		(178,207)

NET ASSETS – 100.00%		$38,283,334

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.97%

DENTAL SUPPLIES & EQUIPMENT – 0.99%
Sirona Dental Systems Inc.[a]	98,668	$2,655,156

		2,655,156

DIAGNOSTIC EQUIPMENT – 3.03%
Cepheid Inc.[a]	264,728	3,512,941
Immucor Inc.[a]	259,704	4,643,508

		8,156,449

ELECTRONIC MEASURING INSTRUMENTS – 1.00%
Analogic Corp.	72,152	2,694,156

		2,694,156

ENTERPRISE SOFTWARE/SERVICES – 0.74%
Omnicell Inc.[a]	201,800	1,985,712

		1,985,712

HOSPITAL BEDS/EQUIPMENT – 3.87%
Hill-Rom Holdings Inc.[b]	222,403	4,356,875
Kinetic Concepts Inc.[a]	182,788	6,066,734

		10,423,609

INSTRUMENTS - SCIENTIFIC – 13.77%
Thermo Fisher Scientific Inc.[a]	461,414	20,763,630
Varian Inc.[a]	101,082	5,175,398
Waters Corp.[a]	193,313	11,101,966

		37,040,994

MEDICAL - BIOMEDICAL/GENE – 5.25%
Bio-Rad Laboratories Inc. Class Aa	62,282	5,567,388
Millipore Corp.[a]	127,647	8,553,625

		14,121,013

MEDICAL INSTRUMENTS – 40.36%
Beckman Coulter Inc.	141,725	9,117,169
Boston Scientific Corp.[a]	1,761,310	14,301,837
Bruker Corp.[a]	271,571	2,943,830
ev3 Inc.[a]	299,850	3,532,233
Integra LifeSciences Holdings Corp.[a]	100,408	3,066,460
Intuitive Surgical Inc.[a]	58,097	14,312,196
Medtronic Inc.	826,739	29,514,582
Natus Medical Inc.[a]	168,490	2,340,326
NuVasive Inc.[a,b]	126,058	4,574,645
St. Jude Medical Inc.[a]	449,125	15,306,180
Symmetry Medical Inc.[a]	205,083	1,634,512

Security	Shares	Value
Thoratec Corp.[a]	192,632	$5,058,516
Volcano Corp.[a]	201,717	2,894,639

		108,597,125

MEDICAL PRODUCTS – 22.88%
ABIOMED Inc.[a]	236,323	2,138,723
Accuray Inc.[a,b]	291,969	1,684,661
American Medical Systems Holdings Inc.[a]	281,274	4,337,245
Invacare Corp.	152,474	3,419,992
Stryker Corp.	392,625	18,060,750
Varian Medical Systems Inc.[a,b]	246,238	10,090,833
Wright Medical Group Inc.[a]	188,473	3,062,686
Zimmer Holdings Inc.[a]	310,546	16,325,403
Zoll Medical Corp.[a]	125,942	2,445,794

		61,566,087

MEDICAL STERILIZATION PRODUCTS – 2.02%
Steris Corp.	186,001	5,442,389

		5,442,389

PATIENT MONITORING EQUIPMENT – 1.82%
Masimo Corp.[a]	184,714	4,907,851

		4,907,851

RESPIRATORY PRODUCTS – 3.30%
ResMed Inc.[a]	180,524	8,883,586

		8,883,586

ULTRA SOUND IMAGING SYSTEMS – 0.94%
SonoSite Inc.[a]	102,367	2,537,678

		2,537,678

TOTAL COMMON STOCKS
(Cost: $342,610,006)		269,011,805

SHORT-TERM INVESTMENTS – 4.40%

MONEY MARKET FUNDS – 4.40%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[c,d,e]	10,141,501	10,141,501
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	1,494,008	1,494,008

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

October 31, 2009

Security	Shares	Value
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	212,190	$212,190

		11,847,699

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,847,699)		11,847,699

TOTAL INVESTMENTS IN SECURITIES – 104.37%
(Cost: $354,457,705)		280,859,504

Other Assets, Less Liabilities – (4.37)%		(11,749,330)

NET ASSETS – 100.00%		$269,110,174

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

24	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.95%

GAS - DISTRIBUTION – 2.11%
Energen Corp.	82,506	$3,620,363
Southern Union Co.	129,727	2,538,757

		6,159,120

OIL - U.S. ROYALTYTRUSTS – 1.09%
BP Prudhoe Bay Royalty Trust[a]	28,197	2,164,120
Hugoton Royalty Trust	62,172	1,013,404

		3,177,524

OIL & GAS DRILLING – 0.77%
Atlas Energy Inc.	85,502	2,238,442

		2,238,442

OIL COMPANIES - EXPLORATION & PRODUCTION – 88.90%
Anadarko Petroleum Corp.	346,905	21,136,922
Apache Corp.	232,993	21,929,301
Arena Resources Inc.[b]	51,994	1,937,296
Berry Petroleum Co. Class A	57,317	1,453,559
Bill Barrett Corp.[b]	47,857	1,482,610
BPZ Resources Inc.[a,b]	160,856	1,013,393
Brigham Exploration Co.[b]	138,498	1,315,731
Cabot Oil & Gas Corp.	112,200	4,316,334
Carrizo Oil & Gas Inc.[a,b]	44,241	1,025,506
Chesapeake Energy Corp.	502,567	12,312,891
Cimarex Energy Co.	93,009	3,642,232
Clayton Williams Energy Inc.[b]	18,262	478,464
CNX Gas Corp.[b]	42,046	1,171,402
Comstock Resources Inc.[b]	59,387	2,440,212
Concho Resources Inc.[b]	84,921	3,236,339
Contango Oil & Gas Co.[b]	21,410	1,020,187
Continental Resources Inc.[b]	42,709	1,589,202
Denbury Resources Inc.[b]	270,311	3,946,541
Devon Energy Corp.	298,491	19,315,353
Encore Acquisition Co.[b]	66,603	2,468,973
EOG Resources Inc.	193,343	15,788,389
EXCO Resources Inc.	200,378	3,129,904
Forest Oil Corp.[b]	131,004	2,567,678
GMX Resources Inc.[a,b]	53,664	683,143
Goodrich Petroleum Corp.[a,b]	41,755	1,071,851
Mariner Energy Inc.[b]	136,737	1,742,029
McMoRan Exploration Co.[a,b]	123,103	946,662
Newfield Exploration Co.[b]	132,319	5,427,725

Security	Shares	Value
Noble Energy Inc.	148,666	$9,756,950
Occidental Petroleum Corp.	466,085	35,366,530
Penn Virginia Corp.	65,326	1,322,852
Petrohawk Energy Corp.[b]	286,078	6,728,555
Petroleum Development Corp.[b]	34,707	579,607
Pioneer Natural Resources Co.	125,367	5,153,837
Plains Exploration & Production Co.[b]	149,547	3,962,996
Quicksilver Resources Inc.[b]	160,516	1,958,295
Range Resources Corp.	146,011	7,307,851
Rosetta Resources Inc.[b]	80,880	1,094,306
SandRidge Energy Inc.[b]	183,826	1,880,540
Southwestern Energy Co.[b]	281,747	12,278,534
St. Mary Land & Exploration Co.	79,583	2,713,780
Stone Energy Corp.[b]	65,836	1,009,266
Swift Energy Co.[b]	54,117	1,146,198
Ultra Petroleum Corp.[b]	143,757	6,979,402
W&T Offshore Inc.	65,728	765,731
Whiting Petroleum Corp.[b]	59,074	3,331,774
XTO Energy Inc.	424,113	17,626,136

		259,552,969

OIL REFINING & MARKETING – 7.08%
CVR Energy Inc.[b]	88,906	935,291
Frontier Oil Corp.	139,639	1,935,397
Holly Corp.	61,348	1,779,705
Sunoco Inc.	133,797	4,120,948
Tesoro Corp.[a]	172,375	2,437,383
Valero Energy Corp.	491,695	8,899,680
Western Refining Inc.[a,b]	100,670	564,759

		20,673,163

TOTAL COMMON STOCKS
(Cost: $337,534,109)		291,801,218

SHORT-TERM INVESTMENTS – 1.86%

MONEY MARKET FUNDS – 1.86%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[c,d,e]	4,274,211	4,274,211

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

October 31, 2009

Security	Shares	Value
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	629,661	$629,661
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	531,512	531,512

		5,435,384

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,435,384)		5,435,384

TOTAL INVESTMENTS IN SECURITIES – 101.81%
(Cost: $342,969,493)		297,236,602

Other Assets, Less Liabilities – (1.81)%		(5,270,531)

NET ASSETS – 100.00%		$291,966,071

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.88%

OIL - FIELD SERVICES – 56.13%
Baker Hughes Inc.[a]	557,703	$23,462,565
BJ Services Co.	624,723	11,994,682
Cal Dive International Inc.[b]	151,992	1,167,298
CARBO Ceramics Inc.	58,571	3,419,961
Exterran Holdings Inc.[b]	172,084	3,515,676
Global Industries Ltd.[b]	295,122	2,151,439
Halliburton Co.	1,392,287	40,668,703
Helix Energy Solutions Group Inc.[b]	258,985	3,555,864
Hornbeck Offshore Services Inc.[b]	75,734	1,841,093
Key Energy Services Inc.[b]	352,021	2,573,273
Matrix Service Co.[b]	97,823	867,690
Newpark Resources Inc.[b]	330,358	994,378
Oceaneering International Inc.[b]	119,882	6,125,970
Oil States International Inc.[b]	130,421	4,491,699
RPC Inc.	118,545	1,108,396
Schlumberger Ltd.	1,357,885	84,460,447
SEACOR Holdings Inc.[b]	50,884	4,135,343
Smith International Inc.	448,440	12,435,241
Superior Energy Services Inc.[b]	204,767	4,425,015
Tetra Technologies Inc.[b]	231,778	2,192,620

		215,587,353

OIL & GAS DRILLING – 21.31%
Atwood Oceanics Inc.[b]	145,109	5,149,918
Diamond Offshore Drilling Inc.[a]	133,709	12,735,782
ENSCO International Inc.	294,883	13,502,693
Helmerich & Payne Inc.[a]	219,595	8,349,002
Nabors Industries Ltd.[a,b]	595,725	12,408,952
Parker Drilling Co.[b]	371,077	1,929,600
Patterson-UTI Energy Inc.	382,515	5,959,584
Pioneer Drilling Co.[b]	162,869	1,089,594
Pride International Inc.[b]	339,161	10,025,599
Rowan Companies Inc.	257,533	5,987,642
Unit Corp.[b]	120,838	4,722,349

		81,860,715

OIL FIELD MACHINERY & EQUIPMENT – 19.87%
Cameron International Corp.[b]	425,276	15,722,454
Chart Industries Inc.[b]	90,888	1,796,856

Security	Shares	Value
Complete Production Services Inc.[b]	197,215	$1,879,459
Dresser-Rand Group Inc.[b]	198,114	5,838,420
Dril-Quip Inc.[b]	81,581	3,964,021
FMC Technologies Inc.[b]	251,932	13,251,623
Lufkin Industries Inc.	45,968	2,622,474
NATCO Group Inc. Class Ab	59,263	2,588,608
National Oilwell Varco Inc.[b]	699,449	28,670,414

		76,334,329

TRANSPORTATION - MARINE – 1.95%
GulfMark Offshore Inc.[b]	78,571	2,174,060
Tidewater Inc.	126,986	5,291,507

		7,465,567

TRANSPORTATION - SERVICES – 0.62%
Bristow Group Inc.[b]	81,606	2,378,815

		2,378,815

TOTAL COMMON STOCKS
(Cost: $405,615,647)		383,626,779

SHORT-TERM INVESTMENTS – 13.36%

MONEY MARKET FUNDS – 13.36%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[c,d,e]	44,489,424	44,489,424
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	6,554,015	6,554,015
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	282,281	282,281

		51,325,720

TOTAL SHORT-TERM INVESTMENTS
(Cost: $51,325,720)		51,325,720

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

October 31, 2009

Value

TOTAL INVESTMENTS IN SECURITIES – 113.24%
(Cost: $456,941,367)	$434,952,499

Other Assets, Less Liabilities – (13.24)%	(50,838,867)

NET ASSETS – 100.00%	$384,113,632

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. PHARMACEUTICALS INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.82%

CONSUMER PRODUCTS - MISCELLANEOUS – 1.03%
Prestige Brands Holdings Inc.[a]	198,652	$1,342,888

		1,342,888

DRUG DELIVERY SYSTEMS – 1.45%
Alkermes Inc.[a]	237,282	1,891,138

		1,891,138

MEDICAL - BIOMEDICAL/GENE – 2.39%
AMAG Pharmaceuticals Inc.[a]	50,274	1,899,352
Medicines Co. (The)[a]	167,285	1,202,779

		3,102,131

MEDICAL - DRUGS – 71.12%
Abbott Laboratories	189,966	9,606,581
Allergan Inc.	101,099	5,686,819
Auxilium Pharmaceuticals Inc.[a]	82,124	2,583,621
Bristol-Myers Squibb Co.	339,569	7,402,604
Cephalon Inc.[a,b]	63,995	3,492,847
Eli Lilly and Co.	208,642	7,095,914
Endo Pharmaceuticals Holdings Inc.[a]	134,577	3,014,525
Forest Laboratories Inc.[a]	159,944	4,425,650
King Pharmaceuticals Inc.[a]	298,569	3,024,504
Medicis Pharmaceutical Corp. Class A	124,206	2,629,441
Medivation Inc.[a,b]	85,713	2,187,396
Merck & Co. Inc.	272,337	8,423,383
Pfizer Inc.	742,346	12,642,152
Rigel Pharmaceuticals Inc.[a]	275,004	1,762,776
Salix Pharmaceuticals Ltd.[a]	145,850	2,682,182
Schering-Plough Corp.	271,881	7,667,044
Valeant Pharmaceuticals International[a]	106,201	3,122,309
ViroPharma Inc.[a]	243,487	1,835,892
VIVUS Inc.[a]	205,736	1,625,314
XenoPort Inc.[a]	97,570	1,630,395

		92,541,349

MEDICAL - GENERIC DRUGS – 10.23%
Mylan Inc.[a,b]	248,729	4,039,359
Par Pharmaceutical Companies Inc.[a]	97,390	2,042,268
Perrigo Co.	102,831	3,824,285
Watson Pharmaceuticals Inc.[a]	99,084	3,410,471

		13,316,383

Security	Shares	Value
MEDICAL PRODUCTS – 12.26%
Hospira Inc.[a]	105,062	$4,689,968
Johnson & Johnson	190,643	11,257,469

		15,947,437

THERAPEUTICS – 1.34%
Theravance Inc.[a,b]	125,094	1,747,563

		1,747,563

TOTAL COMMON STOCKS
(Cost: $140,941,031)		129,888,889

SHORT-TERM INVESTMENTS – 2.02%

MONEY MARKET FUNDS – 2.02%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[c,d,e]	2,195,945	2,195,945
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	323,498	323,498
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	111,301	111,301

		2,630,744

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,630,744)		2,630,744

TOTAL INVESTMENTS IN SECURITIES – 101.84%
(Cost: $143,571,775)		132,519,633

Other Assets, Less Liabilities – (1.84)%		(2,400,623)

NET ASSETS – 100.00%		$130,119,010

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.92%

COMMERCIAL BANKS - CENTRAL U.S. – 12.09%
Associated Banc-Corp	81,928	$1,049,498
BOK Financial Corp.	15,698	674,543
Commerce Bancshares Inc.	42,138	1,616,414
Cullen/Frost Bankers Inc.	36,308	1,698,851
First Financial Bankshares Inc.	14,419	698,600
First Midwest Bancorp Inc.	35,860	372,944
FirstMerit Corp.	58,154	1,102,018
International Bancshares Corp.	37,977	563,958
Marshall & Ilsley Corp.	238,321	1,267,868
MB Financial Inc.	34,745	621,241
Old National Bancorp	60,855	631,066
Park National Corp.[a]	8,174	474,746
PrivateBancorp Inc.[a]	32,804	299,500
Prosperity Bancshares Inc.	31,100	1,113,069
Sterling Bancshares Inc.	59,557	331,732
TCF Financial Corp.	81,283	961,578
UMB Financial Corp.	22,780	905,961
Wintrust Financial Corp.	17,154	483,914

		14,867,501

COMMERCIAL BANKS - EASTERN U.S. – 6.51%
CapitalSource Inc.	180,557	642,783
F.N.B. Corp.	81,118	574,315
Fulton Financial Corp.	120,850	998,221
M&T Bank Corp.[a]	44,528	2,798,585
National Penn Bancshares Inc.	87,426	491,334
Susquehanna Bancshares Inc.	63,604	350,458
TrustCo Bank Corp. NY	55,918	332,712
Valley National Bancorp	95,480	1,267,974
Webster Financial Corp.	48,382	547,200

		8,003,582

COMMERCIAL BANKS - SOUTHERN U.S. – 15.38%
BancorpSouth Inc.	52,132	1,177,141
BB&T Corp.	377,092	9,016,270
First Horizon National Corp.[b]	140,474	1,661,807
Hancock Holding Co.	21,381	775,489
Popular Inc.	188,698	407,588
Regions Financial Corp.	715,666	3,463,823
Synovus Financial Corp.	297,735	660,972
Trustmark Corp.	35,457	671,910

Security	Shares	Value
United Bancshares Inc.[a]	30,603	$546,264
Whitney Holding Corp.	66,229	531,819

		18,913,083

COMMERCIAL BANKS - WESTERN U.S. – 6.45%
Bank of Hawaii Corp.	31,789	1,411,432
Cathay General Bancorp[a]	42,331	373,783
City National Corp.	28,345	1,067,756
East West Bancorp Inc.	61,604	556,284
Glacier Bancorp Inc.	43,292	566,692
PacWest Bancorp	18,870	320,413
SVB Financial Group[b]	22,547	930,064
Umpqua Holdings Corp.	58,822	582,926
Westamerica Bancorporation	19,690	941,182
Zions Bancorporation[a]	83,810	1,186,750

		7,937,282

FIDUCIARY BANKS – 6.05%
Northern Trust Corp.	136,476	6,857,919
Wilmington Trust Corp.	48,865	588,823

		7,446,742

SAVINGS & LOANS/THRIFTS - CENTRAL U.S. – 0.99%
Capitol Federal Financial	15,289	463,715
TFS Financial Corp.	65,116	759,253

		1,222,968

SAVINGS & LOANS/THRIFTS - EASTERN U.S. – 9.22%
Astoria Financial Corp.	62,216	620,916
First Niagara Financial Group Inc.	122,082	1,567,533
Hudson City Bancorp Inc.	291,257	3,827,117
New York Community Bancorp Inc.	217,376	2,345,487
NewAlliance Bancshares Inc.	68,811	762,426
People’s United Financial Inc.	110,855	1,777,006
Provident Financial Services Inc.	40,960	440,320

		11,340,805

SAVINGS & LOANS/THRIFTS - WESTERN U.S. – 1.04%
Washington Federal Inc.	74,774	1,282,374

		1,282,374

SUPER-REGIONAL BANKS - U.S. – 42.19%
Comerica Inc.	94,444	2,620,821
Fifth Third Bancorp	470,435	4,205,689
Huntington Bancshares Inc.	435,332	1,658,615
KeyCorp	537,713	2,898,273

30	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

October 31, 2009

Security	Shares	Value
PNC Financial Services Group Inc. (The)	254,607	$12,460,467
SunTrust Banks Inc.	288,904	5,520,955
U.S. Bancorp	970,207	22,528,206

		51,893,026

TOTAL COMMON STOCKS (Cost: $192,512,510)		122,907,363

SHORT-TERM INVESTMENTS – 4.02%

MONEY MARKET FUNDS – 4.02%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[c,d,e]	4,198,136	4,198,136
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	618,454	618,454
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	127,380	127,380

		4,943,970

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,943,970)		4,943,970

TOTAL INVESTMENTS IN SECURITIES – 103.94% (Cost: $197,456,480)		127,851,333

Other Assets, Less Liabilities – (3.94)%		(4,849,888)

NET ASSETS – 100.00%		$123,001,445

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2009

	iShares Dow Jones U.S.
	Aerospace & Defense Index Fund	Broker- Dealers Index Fund	Healthcare Providers Index Fund	Home Construction Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$200,522,684	$211,566,184	$162,116,769	$294,190,326
Affiliated issuers (Note 2)	99,119	19,021,530	5,770,345	14,903,234

Total cost of investments	$200,621,803	$230,587,714	$167,887,114	$309,093,560

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$132,865,142	$194,928,118	$125,507,414	$245,636,972
Affiliated issuers (Note 2)	99,119	19,021,530	5,770,345	12,959,868

Total fair value of investments	132,964,261	213,949,648	131,277,759	258,596,840
Receivables:
Dividends and interest	107,420	89,990	10,867	130,779
Capital shares sold	–	–	–	636,450

Total Assets	133,071,681	214,039,638	131,288,626	259,364,069

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	–	18,796,466	5,703,406	2,091,613
Capital shares redeemed	4,848	–	–	326,192
Investment advisory fees (Note 2)	58,404	81,149	55,179	116,480

Total Liabilities	63,252	18,877,615	5,758,585	2,534,285

NET ASSETS	$133,008,429	$195,162,023	$125,530,041	$256,829,784

Net assets consist of:
Paid-in capital	$239,571,117	$279,083,802	$177,019,989	$490,943,594
Undistributed net investment income (accumulated net investment loss)	588,199	16,866	(191,890)	122,732
Accumulated net realized loss	(39,493,345)	(67,300,579)	(14,688,703)	(183,739,822)
Net unrealized depreciation	(67,657,542)	(16,638,066)	(36,609,355)	(50,496,720)

NET ASSETS	$133,008,429	$195,162,023	$125,530,041	$256,829,784

Shares outstanding[b]	2,950,000	7,100,000	3,000,000	23,050,000

Net asset value per share	$45.09	$27.49	$41.84	$11.14

[a]	Securities on loan with values of $–, $17,721,391, $5,536,664 and $2,004,171, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

32	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2009

	iShares Dow Jones U.S.
	Insurance Index Fund	Medical Devices Index Fund	Oil & Gas Exploration & Production Index Fund	Oil Equipment & Services Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$48,910,284	$342,610,006	$337,534,109	$405,615,647
Affiliated issuers (Note 2)	216,343	11,847,699	5,435,384	51,325,720

Total cost of investments	$49,126,627	$354,457,705	$342,969,493	$456,941,367

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$38,245,198	$269,011,805	$291,801,218	$383,626,779
Affiliated issuers (Note 2)	216,343	11,847,699	5,435,384	51,325,720

Total fair value of investments	38,461,541	280,859,504	297,236,602	434,952,499
Receivables:
Investment securities sold	–	–	94,437	–
Dividends and interest	8,487	1,530	56,921	369,642
Capital shares sold	–	–	19,795	–

Total Assets	38,470,028	280,861,034	297,407,755	435,322,141

LIABILITIES
Payables:
Investment securities purchased	–	–	382,641	–
Collateral for securities on loan (Note 5)	169,186	11,635,509	4,903,872	51,043,439
Capital shares redeemed	–	–	8,074	5,527
Investment advisory fees (Note 2)	17,508	115,351	147,097	159,543

Total Liabilities	186,694	11,750,860	5,441,684	51,208,509

NET ASSETS	$38,283,334	$269,110,174	$291,966,071	$384,113,632

Net assets consist of:
Paid-in capital	$66,481,495	$379,267,953	$334,257,305	$482,416,400
Undistributed net investment income (accumulated net investment loss)	8,378	(98,564)	103,685	154,038
Undistributed net realized gain (accumulated net realized loss)	(17,541,453)	(36,461,014)	3,337,972	(76,467,938)
Net unrealized depreciation	(10,665,086)	(73,598,201)	(45,732,891)	(21,988,868)

NET ASSETS	$38,283,334	$269,110,174	$291,966,071	$384,113,632

Shares outstanding[b]	1,500,000	5,650,000	5,900,000	9,350,000

Net asset value per share	$25.52	$47.63	$49.49	$41.08

[a]	Securities on loan with values of $165,695, $11,372,612, $4,751,032 and $50,022,399, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2009

	iShares Dow Jones U.S.
	Pharmaceuticals Index Fund	Regional Banks Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$140,941,031	$192,512,510
Affiliated issuers (Note 2)	2,630,744	4,943,970

Total cost of investments	$143,571,775	$197,456,480

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$129,888,889	$122,907,363
Affiliated issuers (Note 2)	2,630,744	4,943,970

Total fair value of investments	132,519,633	127,851,333
Receivables:
Investment securities sold	–	167,690
Dividends and interest	167,084	100,446
Capital shares sold	–	6,423

Total Assets	132,686,717	128,125,892

LIABILITIES
Payables:
Investment securities purchased	–	242,941
Collateral for securities on loan (Note 5)	2,519,443	4,816,590
Capital shares redeemed	–	12,511
Investment advisory fees (Note 2)	48,264	52,405

Total Liabilities	2,567,707	5,124,447

NET ASSETS	$130,119,010	$123,001,445

Net assets consist of:
Paid-in capital	$143,152,758	$240,739,514
Undistributed net investment income	106,124	127,356
Accumulated net realized loss	(2,087,730)	(48,260,278)
Net unrealized depreciation	(11,052,142)	(69,605,147)

NET ASSETS	$130,119,010	$123,001,445

Shares outstanding[b]	2,550,000	6,250,000

Net asset value per share	$51.03	$19.68

[a]	Securities on loan with values of $2,447,853 and $4,710,037, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

34	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2009

	iShares Dow Jones U.S.
	Aerospace & Defense Index Fund	Broker- Dealers Index Fund	Healthcare Providers Index Fund	Home Construction Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$1,594,621	$860,042	$64,663	$1,530,420
Interest from affiliated issuers (Note 2)	108	113	49	201
Securities lending income from affiliated issuers (Note 2)	646	39,421	2,833	11,596

Total investment income	1,595,375	899,576	67,545	1,542,217

EXPENSES
Investment advisory fees (Note 2)	321,117	432,849	259,435	590,363

Total expenses	321,117	432,849	259,435	590,363

Net investment income (loss)	1,274,258	466,727	(191,890)	951,854

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(12,917,663)	(17,683,884)	(10,731,742)	(17,904,031)
Investments in affiliated issuers (Note 2)	–	–	–	137,482
In-kind redemptions	(5,361,659)	16,645,376	6,092,624	14,055,465

Net realized loss	(18,279,322)	(1,038,508)	(4,639,118)	(3,711,084)

Net change in unrealized appreciation (depreciation)	33,857,774	30,193,812	21,775,269	(4,155,939)

Net realized and unrealized gain (loss)	15,578,452	29,155,304	17,136,151	(7,867,023)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,852,710	$29,622,031	$16,944,261	$(6,915,169)

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2009

	iShares Dow Jones U.S.
	Insurance Index Fund	Medical Devices Index Fund	Oil & Gas Exploration & Production Index Fund	Oil Equipment & Services Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$324,616	$512,649	$1,712,591	$1,627,473
Interest from affiliated issuers (Note 2)	18	99	146	162
Securities lending income from affiliated issuers (Note 2)	165	17,258	18,981	8,124

Total investment income	324,799	530,006	1,731,718	1,635,759

EXPENSES
Investment advisory fees (Note 2)	85,939	628,570	828,421	729,143

Total expenses	85,939	628,570	828,421	729,143

Net investment income (loss)	238,860	(98,564)	903,297	906,616

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(3,304,683)	(19,930,842)	(45,032,000)	(10,145,414)
In-kind redemptions	1,069,636	7,060,735	71,804,862	9,348,484

Net realized gain (loss)	(2,235,047)	(12,870,107)	26,772,862	(796,930)

Net change in unrealized appreciation (depreciation)	9,780,840	57,411,065	56,705,729	74,457,792

Net realized and unrealized gain	7,545,793	44,540,958	83,478,591	73,660,862

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,784,653	$44,442,394	$84,381,888	$74,567,478

See notes to financial statements.

36	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2009

	iShares Dow Jones U.S.
	Pharmaceuticals Index Fund	Regional Banks Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$950,066	$1,293,789
Interest from affiliated issuers (Note 2)	65	71
Securities lending income from affiliated issuers (Note 2)	8,115	75,957

Total investment income	958,246	1,369,817

EXPENSES
Investment advisory fees (Note 2)	236,898	307,849

Total expenses	236,898	307,849

Net investment income	721,348	1,061,968

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(2,610,915)	(23,070,013)
In-kind redemptions	4,989,379	4,549,242

Net realized gain (loss)	2,378,464	(18,520,771)

Net change in unrealized appreciation (depreciation)	17,027,625	28,301,432

Net realized and unrealized gain	19,406,089	9,780,661

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,127,437	$10,842,629

[a]	Net of foreign withholding tax of $– and $452, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. Aerospace & Defense Index Fund		iShares Dow Jones U.S. Broker-Dealers Index Fund
	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,274,258	$2,191,209	$466,727	$2,492,908
Net realized loss	(18,279,322)	(42,552,349)	(1,038,508)	(73,582,763)
Net change in unrealized appreciation (depreciation)	33,857,774	(83,225,329)	30,193,812	(34,544,308)

Net increase (decrease) in net assets resulting from operations	16,852,710	(123,586,469)	29,622,031	(105,634,163)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(821,755)	(2,113,801)	(555,685)	(2,550,231)

Total distributions to shareholders	(821,755)	(2,113,801)	(555,685)	(2,550,231)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	15,935,913	48,659,149	115,129,330	912,011,261
Cost of shares redeemed	(31,098,670)	(119,041,028)	(87,193,862)	(939,653,647)

Net increase (decrease) in net assets from capital share transactions	(15,162,757)	(70,381,879)	27,935,468	(27,642,386)

INCREASE (DECREASE) IN NET ASSETS	868,198	(196,082,149)	57,001,814	(135,826,780)

NET ASSETS
Beginning of period	132,140,231	328,222,380	138,160,209	273,986,989

End of period	$133,008,429	$132,140,231	$195,162,023	$138,160,209

Undistributed net investment income included in net assets at end of period	$588,199	$135,696	$16,866	$105,824

SHARES ISSUED AND REDEEMED
Shares sold	350,000	950,000	4,400,000	27,650,000
Shares redeemed	(750,000)	(2,750,000)	(3,350,000)	(28,250,000)

Net increase (decrease) in shares outstanding	(400,000)	(1,800,000)	1,050,000	(600,000)

See notes to financial statements.

38	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Healthcare Providers Index Fund		iShares Dow Jones U.S. Home Construction Index Fund
	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(191,890)	$(311,847)	$951,854	$3,599,588
Net realized loss	(4,639,118)	(21,908,686)	(3,711,084)	(161,324,412)
Net change in unrealized appreciation (depreciation)	21,775,269	(19,522,535)	(4,155,939)	(27,883,215)

Net increase (decrease) in net assets resulting from operations	16,944,261	(41,743,068)	(6,915,169)	(185,608,039)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	–	(1,082,507)	(4,782,587)

Total distributions to shareholders	–	–	(1,082,507)	(4,782,587)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	168,298,458	82,560,293	153,237,902	173,029,764
Cost of shares redeemed	(134,596,725)	(97,469,459)	(86,866,254)	(202,317,122)

Net increase (decrease) in net assets from capital share transactions	33,701,733	(14,909,166)	66,371,648	(29,287,358)

INCREASE (DECREASE) IN NET ASSETS	50,645,994	(56,652,234)	58,373,972	(219,677,984)

NET ASSETS
Beginning of period	74,884,047	131,536,281	198,455,812	418,133,796

End of period	$125,530,041	$74,884,047	$256,829,784	$198,455,812

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$(191,890)	$–	$122,732	$253,385

SHARES ISSUED AND REDEEMED
Shares sold	4,150,000	1,900,000	12,350,000	11,650,000
Shares redeemed	(3,300,000)	(2,400,000)	(7,100,000)	(14,550,000)

Net increase (decrease) in shares outstanding	850,000	(500,000)	5,250,000	(2,900,000)

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Insurance Index Fund		iShares Dow Jones U.S. Medical Devices Index Fund
	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$238,860	$709,255	$(98,564)	$228,534
Net realized loss	(2,235,047)	(17,484,543)	(12,870,107)	(50,925,165)
Net change in unrealized appreciation (depreciation)	9,780,840	(13,179,098)	57,411,065	(107,131,986)

Net increase (decrease) in net assets resulting from operations	7,784,653	(29,954,386)	44,442,394	(157,828,617)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(243,440)	(721,373)	–	(296,420)

Total distributions to shareholders	(243,440)	(721,373)	–	(296,420)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	13,684,340	27,693,207	59,043,698	321,807,963
Cost of shares redeemed	(11,291,987)	(14,924,693)	(49,278,048)	(240,192,403)

Net increase in net assets from capital share transactions	2,392,353	12,768,514	9,765,650	81,615,560

INCREASE (DECREASE) IN NET ASSETS	9,933,566	(17,907,245)	54,208,044	(76,509,477)

NET ASSETS
Beginning of period	28,349,768	46,257,013	214,902,130	291,411,607

End of period	$38,283,334	$28,349,768	$269,110,174	$214,902,130

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$8,378	$12,958	$(98,564)	$–

SHARES ISSUED AND REDEEMED
Shares sold	550,000	1,000,000	1,300,000	5,650,000
Shares redeemed	(500,000)	(600,000)	(1,050,000)	(5,400,000)

Net increase in shares outstanding	50,000	400,000	250,000	250,000

See notes to financial statements.

40	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund		iShares Dow Jones U.S. Oil Equipment & Services Index Fund
	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$903,297	$1,171,017	$906,616	$890,040
Net realized gain (loss)	26,772,862	(15,997,098)	(796,930)	(63,277,408)
Net change in unrealized appreciation (depreciation)	56,705,729	(130,451,004)	74,457,792	(129,585,919)

Net increase (decrease) in net assets resulting from operations	84,381,888	(145,277,085)	74,567,478	(191,973,287)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(977,642)	(1,035,783)	(910,240)	(815,531)

Total distributions to shareholders	(977,642)	(1,035,783)	(910,240)	(815,531)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	189,342,855	1,328,867,906	145,528,588	228,016,090
Cost of shares redeemed	(315,836,439)	(1,137,372,935)	(29,307,585)	(155,085,295)

Net increase (decrease) in net assets from capital share transactions	(126,493,584)	191,494,971	116,221,003	72,930,795

INCREASE (DECREASE) IN NET ASSETS	(43,089,338)	45,182,103	189,878,241	(119,858,023)

NET ASSETS
Beginning of period	335,055,409	289,873,306	194,235,391	314,093,414

End of period	$291,966,071	$335,055,409	$384,113,632	$194,235,391

Undistributed net investment income included in net assets at end of period	$103,685	$178,030	$154,038	$157,662

SHARES ISSUED AND REDEEMED
Shares sold	4,100,000	24,750,000	3,900,000	4,700,000
Shares redeemed	(6,750,000)	(20,050,000)	(800,000)	(3,000,000)

Net increase (decrease) in shares outstanding	(2,650,000)	4,700,000	3,100,000	1,700,000

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Pharmaceuticals Index Fund		iShares Dow Jones U.S. Regional Banks Index Fund
	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$721,348	$1,784,350	$1,061,968	$6,255,501
Net realized gain (loss)	2,378,464	5,583,932	(18,520,771)	(41,469,406)
Net change in unrealized appreciation (depreciation)	17,027,625	(16,780,468)	28,301,432	(72,459,608)

Net increase (decrease) in net assets resulting from operations	20,127,437	(9,412,186)	10,842,629	(107,673,513)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(729,619)	(1,728,438)	(1,281,084)	(6,814,494)

Total distributions to shareholders	(729,619)	(1,728,438)	(1,281,084)	(6,814,494)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	67,955,185	221,405,748	71,784,537	267,423,978
Cost of shares redeemed	(55,909,736)	(183,052,332)	(79,369,065)	(220,980,713)

Net increase (decrease) in net assets from capital share transactions	12,045,449	38,353,416	(7,584,528)	46,443,265

INCREASE (DECREASE) IN NET ASSETS	31,443,267	27,212,792	1,977,017	(68,044,742)

NET ASSETS
Beginning of period	98,675,743	71,462,951	121,024,428	189,069,170

End of period	$130,119,010	$98,675,743	$123,001,445	$121,024,428

Undistributed net investment income included in net assets at end of period	$106,124	$114,395	$127,356	$346,472

SHARES ISSUED AND REDEEMED
Shares sold	1,350,000	4,800,000	3,550,000	10,300,000
Shares redeemed	(1,200,000)	(3,850,000)	(4,050,000)	(8,750,000)

Net increase (decrease) in shares outstanding	150,000	950,000	(500,000)	1,550,000

See notes to financial statements.

42	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Aerospace & Defense Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$39.44	$63.73	$58.60	$50.58

Income from investment operations:
Net investment income[b]	0.42	0.49	0.32	0.23
Net realized and unrealized gain (loss)[c]	5.50	(24.29)	5.10	8.00

Total from investment operations	5.92	(23.80)	5.42	8.23

Less distributions from:
Net investment income	(0.27)	(0.49)	(0.29)	(0.21)
Return of capital	–	–	(0.00)[d]	–

Total distributions	(0.27)	(0.49)	(0.29)	(0.21)

Net asset value, end of period	$45.09	$39.44	$63.73	$58.60

Total return	15.03%[e]	(37.39)%	9.24%	16.33%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$133,008	$132,140	$328,222	$178,739
Ratio of expenses to average net assets[f]	0.48%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[f]	1.90%	1.02%	0.50%	0.43%
Portfolio turnover rate[g]	9%	14%	21%	20%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Broker-Dealers Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$22.84	$41.20	$54.81	$48.41

Income from investment operations:
Net investment income[b]	0.07	0.43	0.40	0.16
Net realized and unrealized gain (loss)[c]	4.66	(18.32)	(13.69)	6.41

Total from investment operations	4.73	(17.89)	(13.29)	6.57

Less distributions from:
Net investment income	(0.08)	(0.47)	(0.32)	(0.17)

Total distributions	(0.08)	(0.47)	(0.32)	(0.17)

Net asset value, end of period	$27.49	$22.84	$41.20	$54.81

Total return	20.73%[d]	(43.42)%	(24.35)%	13.59%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$195,162	$138,160	$273,987	$186,359
Ratio of expenses to average net assets[e]	0.48%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	0.52%	1.55%	0.85%	0.31%
Portfolio turnover rate[f]	15%	59%	73%	44%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

44	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Healthcare Providers Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$34.83	$49.64	$58.55	$49.60

Income from investment operations:
Net investment income (loss)[b]	(0.07)	(0.13)	(0.19)	1.35
Net realized and unrealized gain (loss)[c]	7.08	(14.68)	(8.18)	7.91

Total from investment operations	7.01	(14.81)	(8.37)	9.26

Less distributions from:
Net investment income	–	–	(0.54)	(0.31)

Total distributions	–	–	(0.54)	(0.31)

Net asset value, end of period	$41.84	$34.83	$49.64	$58.55

Total return	20.13%[d]	(29.84)%	(14.45)%	18.68%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$125,530	$74,884	$131,536	$152,242
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[e]	(0.35)%	(0.31)%	(0.33)%	2.51%
Portfolio turnover rate[f]	15%	13%	14%	51%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Home Construction Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$11.15	$20.20	$36.19	$49.50

Income from investment operations:
Net investment income[b]	0.04	0.19	0.37	0.26
Net realized and unrealized loss[c]	–	(8.99)	(16.06)	(13.33)

Total from investment operations	0.04	(8.80)	(15.69)	(13.07)

Less distributions from:
Net investment income	(0.05)	(0.25)	(0.20)	(0.24)
Return of capital	–	–	(0.10)	–

Total distributions	(0.05)	(0.25)	(0.30)	(0.24)

Net asset value, end of period	$11.14	$11.15	$20.20	$36.19

Total return	0.39%[d]	(43.65)%	(43.39)%	(26.44)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$256,830	$198,456	$418,134	$76,005
Ratio of expenses to average net assets[e]	0.48%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	0.77%	1.44%	1.83%	0.66%
Portfolio turnover rate[f]	19%	35%	34%	21%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Insurance Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$19.55	$44.05	$55.64	$49.55

Income from investment operations:
Net investment income[b]	0.16	0.55	0.76	0.45
Net realized and unrealized gain (loss)[c]	5.96	(24.50)	(11.71)	6.06

Total from investment operations	6.12	(23.95)	(10.95)	6.51

Less distributions from:
Net investment income	(0.15)	(0.55)	(0.64)	(0.42)

Total distributions	(0.15)	(0.55)	(0.64)	(0.42)

Net asset value, end of period	$25.52	$19.55	$44.05	$55.64

Total return	31.36%[d]	(54.66)%	(19.82)%	13.20%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$38,283	$28,350	$46,257	$27,821
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.33%	2.06%	1.54%	0.89%
Portfolio turnover rate[f]	7%	25%	10%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Medical Devices Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$39.80	$56.58	$54.42	$49.43

Income from investment operations:
Net investment income (loss)[b]	(0.02)	0.03	(0.04)	(0.09)
Net realized and unrealized gain (loss)[c]	7.85	(16.77)	2.20	5.08

Total from investment operations	7.83	(16.74)	2.16	4.99

Less distributions from:
Net investment income	–	(0.04)	–	–
Return of capital	–	–	–	(0.00)[d]

Total distributions	–	(0.04)	–	(0.00)[d]

Net asset value, end of period	$47.63	$39.80	$56.58	$54.42

Total return	19.68%[e]	(29.58)%	3.97%	10.10%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$269,110	$214,902	$291,412	$119,717
Ratio of expenses to average net assets[f]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[f]	(0.07)%	0.07%	(0.08)%	(0.18)%
Portfolio turnover rate[g]	14%	26%	30%	23%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$39.19	$75.29	$54.72	$50.80

Income from investment operations:
Net investment income[b]	0.12	0.24	0.18	0.14
Net realized and unrealized gain (loss)[c]	10.31	(36.12)	20.55	3.90

Total from investment operations	10.43	(35.88)	20.73	4.04

Less distributions from:
Net investment income	(0.13)	(0.22)	(0.16)	(0.12)

Total distributions	(0.13)	(0.22)	(0.16)	(0.12)

Net asset value, end of period	$49.49	$39.19	$75.29	$54.72

Total return	26.66%[d]	(47.69)%	37.95%	7.97%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$291,966	$335,055	$289,873	$65,661
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	0.52%	0.47%	0.28%	0.29%
Portfolio turnover rate[f]	18%	19%	15%	21%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Oil Equipment & Services Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$31.08	$69.03	$51.49	$51.16

Income from investment operations:
Net investment income[b]	0.11	0.16	0.04	0.09
Net realized and unrealized gain (loss)[c]	10.00	(37.97)	17.53	0.33

Total from investment operations	10.11	(37.81)	17.57	0.42

Less distributions from:
Net investment income	(0.11)	(0.14)	(0.03)	(0.07)
Return of capital	–	–	–	(0.02)

Total distributions	(0.11)	(0.14)	(0.03)	(0.09)

Net asset value, end of period	$41.08	$31.08	$69.03	$51.49

Total return	32.57%[d]	(54.76)%	34.13%	0.85%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$384,114	$194,235	$314,093	$133,874
Ratio of expenses to average net assets[e]	0.48%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	0.59%	0.37%	0.07%	0.20%
Portfolio turnover rate[f]	4%	28%	21%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Pharmaceuticals Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$41.11	$49.28	$57.56	$49.80

Income from investment operations:
Net investment income[b]	0.35	0.80	0.60	0.53
Net realized and unrealized gain (loss)[c]	9.93	(8.18)	(8.30)	7.71

Total from investment operations	10.28	(7.38)	(7.70)	8.24

Less distributions from:
Net investment income	(0.36)	(0.79)	(0.58)	(0.48)

Total distributions	(0.36)	(0.79)	(0.58)	(0.48)

Net asset value, end of period	$51.03	$41.11	$49.28	$57.56

Total return	25.08%[d]	(15.13)%	(13.43)%	16.65%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$130,119	$98,676	$71,463	$69,069
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.46%	1.76%	1.12%	1.01%
Portfolio turnover rate[f]	11%	27%	21%	21%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Regional Banks Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$17.93	$36.36	$50.39	$49.34

Income from investment operations:
Net investment income[b]	0.16	1.05	1.55	1.43
Net realized and unrealized gain (loss)[c]	1.79	(18.34)	(14.32)	1.08

Total from investment operations	1.95	(17.29)	(12.77)	2.51

Less distributions from:
Net investment income	(0.20)	(1.14)	(1.26)	(1.46)

Total distributions	(0.20)	(1.14)	(1.26)	(1.46)

Net asset value, end of period	$19.68	$17.93	$36.36	$50.39

Total return	10.91%[d]	(48.35)%	(25.69)%	5.11%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$123,001	$121,024	$189,069	$27,716
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.65%	4.20%	4.00%	2.87%
Portfolio turnover rate[f]	16%	19%	14%	13%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Dow Jones U.S. Aerospace & Defense, iShares Dow Jones U.S. Broker-Dealers, iShares Dow Jones U.S. Healthcare Providers, iShares Dow Jones U.S. Home Construction, iShares Dow Jones U.S. Insurance, iShares Dow Jones U.S. Medical Devices, iShares Dow Jones U.S. Oil & Gas Exploration & Production, iShares Dow Jones U.S. Oil Equipment & Services, iShares Dow Jones U.S. Pharmaceuticals and iShares Dow Jones U.S. Regional Banks Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of October 31, 2009, the values of each Fund’s investments were classified as Level 1 Prices. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

54	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended October 31, 2009.

The Funds had tax basis net capital loss carryforwards as of April 30, 2009, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2015	Expiring 2016	Expiring 2017	Total
Dow Jones U.S. Aerospace & Defense	$218,173	$257,417	$9,600,011	$10,075,601
Dow Jones U.S. Broker-Dealers	203,587	7,089,008	31,804,022	39,096,617
Dow Jones U.S. Healthcare Providers	142,089	797,034	1,512,696	2,451,819
Dow Jones U.S. Home Construction	–	4,410,404	24,583,851	28,994,255
Dow Jones U.S. Insurance	83,550	25,936	11,890,168	11,999,654
Dow Jones U.S. Medical Devices	42,150	610,958	6,007,659	6,660,767
Dow Jones U.S. Oil & Gas Exploration & Production	115,443	413,565	1,593,277	2,122,285
Dow Jones U.S. Oil Equipment & Services	64,599	715,492	2,017,307	2,797,398
Dow Jones U.S. Pharmaceuticals	50,522	818,343	89,576	958,441
Dow Jones U.S. Regional Banks	47,538	94,893	14,260,731	14,403,162

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended October 31, 2009, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended October 31, 2009 are disclosed in the Funds’ Statements of Operations.

As of October 31, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

Dow Jones U.S. Aerospace & Defense	$204,105,122	$–	$(71,140,861)	$(71,140,861)
Dow Jones U.S. Broker-Dealers	249,679,715	–	(35,730,067)	(35,730,067)
Dow Jones U.S. Healthcare Providers	173,795,624	–	(42,517,865)	(42,517,865)
Dow Jones U.S. Home Construction	325,180,308	–	(66,583,468)	(66,583,468)
Dow Jones U.S. Insurance	51,563,088	–	(13,101,547)	(13,101,547)
Dow Jones U.S. Medical Devices	365,369,636	–	(84,510,132)	(84,510,132)
Dow Jones U.S. Oil & Gas Exploration & Production	382,643,536	–	(85,406,934)	(85,406,934)
Dow Jones U.S. Oil Equipment & Services	477,383,625	–	(42,431,126)	(42,431,126)
Dow Jones U.S. Pharmaceuticals	146,331,090	855,235	(14,666,692)	(13,811,457)
Dow Jones U.S. Regional Banks	201,512,700	–	(73,661,367)	(73,661,367)

Management has reviewed the tax positions as of October 31, 2009, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Prior to December 1, 2009, BFA was known as Barclays Global Fund Advisors, or “BGFA.” See Note 6 for additional detail.

For its investment advisory services to the Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Funds and certain other iShares Funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

56	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), BlackRock Institutional Trust Company, N.A. (“BTC”) serves as securities lending agent for the Funds. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended October 31, 2009, BTC earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Aerospace & Defense	$ 646
Dow Jones U.S. Broker-Dealers	39,421
Dow Jones U.S. Healthcare Providers	2,833
Dow Jones U.S. Home Construction	11,596
Dow Jones U.S. Insurance	165
Dow Jones U.S. Medical Devices	17,258

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Oil & Gas Exploration & Production	$18,981
Dow Jones U.S. Oil Equipment & Services	8,124
Dow Jones U.S. Pharmaceuticals	8,115
Dow Jones U.S. Regional Banks	75,957

Each Fund may invest in certain money market funds managed by BFA, the Funds’ investment adviser, including the BlackRock Cash Funds: Government (“GMMF”), BlackRock Cash Funds: Institutional (“IMMF”), BlackRock Cash Funds: Prime (“PMMF”), and BlackRock Cash Funds: Treasury (“TMMF”) (previously known as the Government Money Market Fund, Institutional Money Market Fund, Prime Money Market Fund and Treasury Money Market Fund, respectively, of Barclays Global Investors Funds). These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

For the six months ended October 31, 2009, the iShares Dow Jones U.S. Home Construction Index Fund had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Net Realized Gain
Cavco Industries Inc.	305	202	155	352	$10,711,744	$137,482

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2009 were as follows:

iShares Index Fund	Purchases	Sales
Dow Jones U.S. Aerospace & Defense	$13,887,048	$11,709,622
Dow Jones U.S. Broker-Dealers	27,407,309	27,547,172
Dow Jones U.S. Healthcare Providers	17,749,699	15,787,346
Dow Jones U.S. Home Construction	53,918,682	44,909,610
Dow Jones U.S. Insurance	2,454,674	2,516,565
Dow Jones U.S. Medical Devices	34,978,534	34,918,311
Dow Jones U.S. Oil & Gas Exploration & Production	60,062,700	60,308,573
Dow Jones U.S. Oil Equipment & Services	12,998,968	12,857,526
Dow Jones U.S. Pharmaceuticals	15,937,664	11,240,506
Dow Jones U.S. Regional Banks	20,456,580	20,639,647

In-kind transactions (see Note 4) for the six months ended October 31, 2009 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Dow Jones U.S. Aerospace & Defense	$15,917,873	$31,053,367
Dow Jones U.S. Broker-Dealers	114,964,069	87,058,105
Dow Jones U.S. Healthcare Providers	160,099,387	128,549,109
Dow Jones U.S. Home Construction	134,907,322	77,872,977
Dow Jones U.S. Insurance	13,613,812	11,177,884
Dow Jones U.S. Medical Devices	58,994,834	49,246,849
Dow Jones U.S. Oil & Gas Exploration & Production	189,108,719	315,434,467
Dow Jones U.S. Oil Equipment & Services	145,296,497	29,266,074
Dow Jones U.S. Pharmaceuticals	67,784,120	55,745,283
Dow Jones U.S. Regional Banks	71,675,101	79,246,608

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

58	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

As of October 31, 2009, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The market value of the securities on loan as of October 31, 2009 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BTC as securities lending agent.

6. SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Funds as of and for the six months ended October 31, 2009, events and transactions through December 21, 2009, the date the financial statements are available to be issued, have been evaluated by the Funds’ management for possible adjustment and/or disclosure.

On December 1, 2009, BlackRock, Inc. completed a transaction whereby it acquired the interests in BlackRock Fund Advisors (formerly BGFA) and certain affiliated companies from Barclays PLC (the “Transaction”). Under the 1940 Act, completion of the Transaction caused the automatic termination of each Fund’s prior investment advisory agreement with BGFA. In order for the management of each Fund to continue uninterrupted, the Board approved a new investment advisory agreement with BFA, subject to shareholder approval. On November 4, 2009, a special meeting of shareholders of the Funds was called to consider, among other proposals, the approval of the new advisory agreement. The results of the shareholder voting can be found in the “Shareholder Meeting Results” disclosure following the notes to the financial statements. The Board also approved an interim investment advisory agreement with BFA for each Fund, which took effect for the iShares Dow Jones U.S. Medical Devices Index Fund upon consummation of the Transaction because shareholder approval of the new advisory agreement had not yet been obtained for the Fund. The shareholder meeting for the Fund is currently adjourned until December 22, 2009.

NOTES TO FINANCIAL STATEMENTS	59

Shareholder Meeting Results (Unaudited)

iSHARES® TRUST

Two separate special meetings of shareholders of iShares Trust were held on November 4, 2009. The shareholder meetings for the iShares Dow Jones U.S. Home Construction, iShares Dow Jones U.S. Insurance, iShares Dow Jones U.S. Medical Devices and iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Funds were adjourned until November 19, 2009. The shareholder meeting for the iShares Dow Jones U.S. Medical Devices Index Fund was subsequently adjourned until November 30, 2009 and at that date was further adjourned until December 22, 2009. The proposals acted upon by shareholders at the special meetings and the results of the shareholder vote were as follows:

First Meeting

Shareholders of the Funds, except for the iShares Dow Jones U.S. Medical Devices Index Fund, approved Proposal 1. Proposal 2 did not apply to the Funds.

Proposal 1

To approve a new investment advisory agreement between the Trust and BGFA, on behalf of each Fund, which took effect upon the consummation of the Barclays PLC binding agreement to sell its interest in BGFA and certain affiliated companies to BlackRock, Inc. (the “Transaction”).

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes*
Dow Jones U.S. Aerospace & Defense	1,307,719	23,392	17,761	268,815
Dow Jones U.S. Broker-Dealers	3,007,039	26,628	23,326	388,852
Dow Jones U.S. Healthcare Providers	1,539,705	10,375	11,438	–
Dow Jones U.S. Home Construction	9,918,930	245,643	365,332	1,548,768
Dow Jones U.S. Insurance	571,934	7,905	10,067	201,112
Dow Jones U.S. Oil & Gas Exploration & Production	3,823,396	54,232	43,372	–
Dow Jones U.S. Oil Equipment & Services	3,090,786	56,569	70,760	1,108,354
Dow Jones U.S. Pharmaceuticals	1,027,647	26,973	11,479	–
Dow Jones U.S. Regional Banks	2,529,552	94,183	48,696	468,540

Proposal 2

To approve a change in the classification of certain funds’ investment objective from a fundamental investment policy to a non-fundamental investment policy.

60	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Meeting Results (Unaudited) (Continued)

iSHARES® TRUST

Second Meeting

This proposal was approved by the shareholders of the Trust on November 4, 2009. All nominees who previously served as Trustees of the Trust were re-elected and the term of their election commenced immediately. Robert S. Kapito was newly elected as a Trustee to the Trust and the term of his election took effect upon the consummation of the Transaction.

Proposal 1**

To elect a Board of Trustees of the Trust.

Independent Trustee	Votes For	Votes Withheld
George G.C. Parker	3,275,616,398	76,114,140
J. Darrell Duffie	3,155,645,073	196,085,465
Cecilia H. Herbert	3,284,632,277	67,098,261
Charles A. Hurty	3,283,313,465	68,417,073
John E. Kerrigan	3,285,163,741	66,566,797
John E. Martinez	3,284,826,244	66,904,294
Robert H. Silver	3,294,357,381	57,373,157

Interested Trustee	Votes For	Votes Withheld
Robert S. Kapito	3,229,642,767	122,087,770
Lee T. Kranefuss	2,147,369,285	1,204,361,252

*	Broker non-votes are proxies received by the Fund from brokers or nominees who did not receive instructions from the beneficial owner or other persons entitled to vote and who have no discretionary power to vote on a particular matter. Broker non-votes have the effect of a vote against the proposal.
**	Denotes Trust-wide proposal and voting results.

SHAREHOLDER MEETING RESULTS	61

Board Review and Approval of Previous Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 16-17, 2009, the Board approved the selection of BFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BFA. In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BFA

Based on management’s representations, the Board expected that there will be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over the past year. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio transaction policies and procedures. The Board further noted that BFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as any of the Funds; therefore, directly comparable performance information was generally not available. However, the Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board also reviewed statistical information prepared by Lipper regarding the performance of the Funds for the one-, three-, and five-year period and the “last quarter” period ended March 31, 2009, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s

62	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Previous Investment Advisory Contract

(Unaudited) (Continued)

iSHARES® TRUST

performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in their respective Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BFA AND AFFILIATES

The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregate basis with certain other iShares funds, increase. The Board also discussed the substantial growth in assets of certain iShares funds, including the iShares funds in the group with which the Funds’ assets are aggregated for purpose of applying breakpoints in the investment advisory fee rates, over the last few years. The Board noted that the asset size of each of the Funds except the iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund decreased over the past twelve months. The Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and had incurred operating losses during earlier years when the iShares funds had not yet reached scale. In light of this history, the Board determined that the current breakpoints were appropriate and warranted at this juncture for the Funds but that reductions in fee rates or further extensions of breakpoints were not warranted at this juncture. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of economies of scale with the Funds’ shareholders.

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Board Review and Approval of Previous Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BFA or BTC, an affiliate of BFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparable investment advisory/management fee information was not available for the Funds, as BFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as any of the Funds. However, the Board noted that BFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as any payment of revenue to BTC, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BFA and BTC in connection with any investments by the Funds in other funds for which BFA provides investment advisory services and/or BTC provides administration services. The Board noted that while revenue to BTC in connection with securities lending agency services to the iShares funds increased overall as against the previous year, overall revenue increased by approximately the same percentage as overall expenses. The Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

64	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements

(Unaudited)

iSHARES® TRUST

On June 16, 2009, Barclays Bank PLC (“Barclays”) entered into an agreement to sell its interest in the Barclays Global Investors asset management business, which includes BTC (formerly known as BGI) and its business of advising, sponsoring and distributing exchange-traded funds, to BlackRock, Inc. (“BlackRock”). On December 1, 2009, the subsidiaries of Barclays operating the former BGI business, including BFA, were sold to BlackRock (the “Transaction”).

BFA currently serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Previous Advisory Agreement”). Under the 1940 Act, the Transaction resulted in the automatic termination of the Previous Advisory Agreement. In order for the management of each Fund to continue uninterrupted, the Board approved interim and new investment advisory agreements (the “New Advisory Agreements”) with the Trust, the latter of which was subsequently approved by each Fund’s shareholders, except for the iShares Dow Jones U.S. Medical Devices Index Fund.

BOARD CONSIDERATIONS IN APPROVING THE NEW ADVISORY AGREEMENTS

At an in-person Board meeting held on August 13, 2009, the Board, including the Independent Trustees, unanimously approved the New Advisory Agreements between BFA and the Trust, on behalf of its Funds after consideration of all factors determined to be relevant to the Board’s deliberations, including those discussed below.

The Approval Process – At telephonic and in-person meetings held in June, July and August of this year, the Board, including the Independent Trustees, discussed the Transaction and the New Advisory Agreements for the Funds.

In preparation for their consideration of the New Advisory Agreements, the Trustees received, in response to a written due diligence request prepared by the Board and its independent counsel and provided to BlackRock, BTC and BFA, comprehensive written information covering a range of issues and received, in response to their additional requests, further information in advance of and at the August 13, 2009 in-person Board meeting. To assist the Board in its consideration of the New Advisory Agreements, BlackRock provided materials and information about itself, including its history, management, investment, risk management and compliance capabilities and processes, and financial condition, and BFA provided materials and information about the Transaction. In addition, the Independent Trustees consulted with their independent legal counsel and Fund counsel on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the Board’s deliberations.

In June 2009, the Board had performed a full annual review of, or initially approved, as applicable, the Previous Investment Advisory Agreement between BFA and the Trust, on behalf of its Funds for each Fund as required by the 1940 Act and, after reviewing, among other things, the investment capabilities, resources and personnel of BFA, determined that the nature, extent and quality of the services provided by BFA under the Previous Advisory Agreements were appropriate. The Board also determined that the advisory fees paid by each Fund, taking into account any applicable agreed-upon fee waivers and breakpoints, were fair and reasonable in light of the services provided, the costs to BFA of providing those services, economies of scale, the fees and other expenses paid by similar funds (including information provided by Lipper, Inc. (“Lipper”)), and such other circumstances as the Trustees considered relevant in the exercise of their reasonable judgment. The Board approved the Previous Advisory Agreements on June 17, 2009.

In advance of the June 2009 Board meeting, the Board requested and received materials specifically relating to each Fund’s Previous Advisory Agreement. These materials were prepared for each Fund, and included information (i) compiled by Lipper on the fees and expenses and the investment performance of the Fund as compared to a comparable group of funds as classified by Lipper; (ii) prepared by BFA discussing market conditions generally; (iii) on the profitability to BFA of the Previous Advisory Agreements and other payments received by BFA and its affiliates from the Funds; and (iv) provided by BFA concerning services related to the valuation and pricing of Fund portfolio holdings, and direct and indirect benefits to BFA and its affiliates from their relationship with the Fund.

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	65

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

At the June 17, July 29 and August 13, 2009 Board meetings, the Trustees discussed with representatives of BTC, BFA and BlackRock, the management, investment, risk management and compliance capabilities and processes, and financial condition of BlackRock, the Transaction and its rationale, and BlackRock’s general plans and intentions regarding BFA and the Funds. At these Board meetings, representatives of BTC, BFA and BlackRock made various presentations to, and responded to questions from, the Board. The Board also inquired about the plans for, and anticipated roles and responsibilities of, the employees and officers of BFA in connection with the Transaction, including the anticipated senior management structure of BFA following the completion of the Transaction. The Independent Trustees also conferred separately and with their independent legal counsel about the Transaction and other matters related to the Transaction on a number of occasions. After the presentations and after reviewing the written materials provided, the Independent Trustees met in executive sessions with their independent legal counsel at the June, July and August 2009 Board meetings to consider the Transaction, its expected impact on BFA and the Funds, and the New Advisory Agreements.

In connection with the Board’s review of the New Advisory Agreements, BTC, BFA and/or BlackRock, as applicable, provided the Board with information about a variety of matters. The Board considered, among other things, the following information:

•	the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of the combined company;

•

that there is not expected to be any diminution in the nature, quality and extent of services provided to the Funds and their shareholders by BFA, including portfolio management and compliance services;

•

that BFA and BlackRock have no present intention to alter the advisory fee rates and expense arrangements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction;

•	that it is expected that substantially all of the current employees of BFA will remain employees of BFA and will continue to provide services to the Funds following the Transaction;

•

that the Funds may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions® brand name;

•	that the Funds are expected to continue to be sold through existing distribution channels;

•	that the Funds will have access to greater distribution resources through BlackRock’s relationships with third party brokers and retirement plan platforms;

•	that the parties to the Transaction agreement have agreed to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act in relation to the Funds;

•

that Barclays or one of its affiliates has agreed to pay all expenses of the Funds in connection with the Board’s consideration of the New Advisory Agreements and all costs of seeking shareholder approval of the New Advisory Agreements; and

•

that Barclays and BlackRock would derive benefits from the Transaction and that, as a result, they may have a different financial interest in the matters that were being considered than do Fund shareholders.

The Board did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors discussed below. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. In their deliberations, the Trustees considered information received in

66	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

connection with their most recent approval or continuation of each Previous Advisory Agreement at the June 2009 Board meeting, in addition to information provided by BTC, BFA and BlackRock regarding BlackRock and the Transaction, in connection with their evaluation of the terms and conditions of the New Advisory Agreements. The Trustees, including a majority of the Independent Trustees, concluded that the terms of the New Advisory Agreements are appropriate, that the fees to be paid are reasonable in light of the services to be provided to each Fund, and that the New Advisory Agreements should be approved and recommended to Fund shareholders. In voting to approve the New Advisory Agreements in respect of each Fund, the Board considered in particular the following factors:

The nature, extent and quality of services to be provided by BFA and its affiliates – In connection with their consideration of the New Advisory Agreements, the Board considered representations by BFA, BTC and BlackRock that there would be no diminution in the scope of services required of or provided by BFA under the New Advisory Agreements for each Fund as compared to the scope of services provided by BFA under the Previous Advisory Agreement. In reviewing the scope of these services at the June and August 2009 Board meetings, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including over the past year, including investments in technology and increasing the number of their employees supporting the Funds. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board noted that it expects that these reports and discussions will continue following the consummation of the Transaction. In addition to the above considerations, the Board considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio transaction policies and procedures. The Board further took into account that, with respect to most of the Funds, BFA does not serve as investment adviser for other series of registered investment companies with substantially similar investment objectives and strategies; therefore, directly comparable performance information was generally not available for most Funds. The Board also considered each Fund’s record of performing in accordance with its investment objective.

In connection with the investment advisory services to be provided under the New Advisory Agreements, the Board took into account detailed discussions with representatives of BFA at the June 2009 Board meeting and at prior Board meetings regarding the management of each Fund. In addition to the investment advisory services to be provided to the Funds, the Board, at the August 2009 Board meeting, considered that BFA also will continue to provide management and administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds, and that these services were expected to be consistent with the services BFA performed under the Previous Advisory Agreements.

The Board noted the representations of BFA, BTC and BlackRock that the Transaction was not expected to have any adverse effect on the resources and strengths of BFA in managing the Funds. The Board also considered that the Funds and their shareholders may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions® brand name. The Board discussed BlackRock’s current financial condition, its anticipated financial condition following the completion of the Transaction and its lines of business. The Board also discussed BFA’s anticipated financial condition following the completion of the Transaction. The Board discussed BlackRock’s current ownership structure and expected ownership structure following the completion of the Transaction. The Board was advised that BlackRock operates as an independent firm, with its own Board of Directors and no majority shareholder. The Board was also advised that while BlackRock’s largest shareholders, Merrill Lynch, a wholly owned subsidiary of Bank of America, and PNC, are important clients and strategic partners of BlackRock, they are not involved in the firm’s day-to-day management or operations.

Based on the discussions held and the materials presented at the June, July and August 2009 Board meetings and prior Board meetings, the Board determined that the Transaction would not likely cause an adverse change in the nature, extent and quality of the services to

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	67

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

be provided by BFA under the New Advisory Agreements compared with the services provided by BFA under the Previous Advisory Agreements and that the Board expects that the quality of such services will continue to be appropriate.

Funds’ expenses and performance of the Funds – The Board received and reviewed statistical information prepared by Lipper at the June 2009 meeting and also received information at prior meetings regarding the expense ratio components of the Funds, including advisory fees, waivers and reimbursements, and gross and net total expenses, in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising a Fund’s peer group pursuant to Lipper’s proprietary methodology and, for certain Funds, registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by most of the Funds, the Lipper Groups sometimes included mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to certain Funds.

The Board noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the Funds in their Lipper Groups with respect to the Previous and New Advisory Agreements. The Board took into account that the fee rates for each Fund under the New Advisory Agreements are identical to the fee rates under the respective Previous Advisory Agreements. Further, the Board noted that representatives of BFA and BlackRock had confirmed that there is no present intention to alter the advisory fee rates, expense waivers or expense reimbursements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction.

In addition to reviewing the fees and expenses, the Board noted that it regularly reviews each Fund’s performance and at the June 2009 meeting reviewed statistical information prepared by Lipper regarding the performance of each Fund for the quarter-end, one-, three-, five-and ten-year periods, as applicable, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Groups track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of the relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their performance benchmark indices over the relevant periods. In considering this information, the Board took into account that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indices. This comparative performance information was also considered by the Board. The Board considered BFA’s substantial investment advisory experience and capabilities, as well as the possibility of additional resources and support from BlackRock following the completion of the Transaction, but noted that the effect, if any, the consummation of the Transaction would have on the future performance of the Funds could not be predicted.

Based on this review, the Board had concluded that the investment advisory fee rates and expense levels and the historical performance of each Fund, as compared to the investment advisory fee rates and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Previous Advisory Agreements and concluded that these comparisons continued to be satisfactory for the purpose of approving the New Advisory Agreements.

Cost of services provided and profits realized by BFA from the relationship with each Fund – The Board considered that at the June 2009 Board meeting and at prior meetings, it had reviewed information about the profitability of BFA with respect to the Funds based

68	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

on the fees payable to BFA and its affiliates (including fees under the Previous Advisory Agreements), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below).

In evaluating the costs of the services to be provided by BFA under the New Advisory Agreements, the Board considered, among other things, whether advisory fee rates or other expenses would change as a result of the Transaction. The Board noted that the New Advisory Agreements are similar to the Previous Advisory Agreements, including the fact that the fee rates under the Agreements are identical and that representatives of BFA and BlackRock represented that there is no present intention due to the Transaction to alter the advisory fee rates, expense waiver or expense reimbursements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction. It was noted that it was not possible to predict how the Transaction would affect BFA’s profitability from its relationship with the Funds. Potential cost savings had been described by BlackRock representatives that may be achieved by BlackRock immediately following the Transaction, but even if all of such savings were realized by BFA in connection with the management of the Funds, BFA’s profitability in respect of the Funds was not expected to increase in a significant respect. BFA, BlackRock and the Board discussed how profitability will be calculated and presented to the Board following the Transaction, and the Board reviewed BlackRock’s 2008 profitability methodology with respect to its registered funds. The Board expects to receive profitability information from BFA on at least an annual basis following the completion of the Transaction and thus be in a position to evaluate whether any adjustments in Fund fees would be appropriate.

The extent to which economies of scale would be realized as a Fund grows and whether fee levels would reflect such economies of scale – In connection with its review of the Funds’ profitability analysis at the June 2009 meeting, the Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets. At the June 2009 Board meeting, the Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and that BFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. The Board further noted that the Previous and New Advisory Agreements provide for breakpoints in certain Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other Funds, increase and that breakpoints were implemented the previous year for certain Funds. The Board noted that for certain other Funds, the Previous and New Advisory Agreements do not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase; however, the Board further noted that possible future economies of scale for those Funds had, in many cases, been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders may have received from a fee structure with declining breakpoints where the initial fee was higher. At the June 2009 Board meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates, with the breakpoints for certain Funds, reflected appropriate sharing of economies of scale with the Funds’ shareholders.

The Board noted representations from BFA and BlackRock that BFA will continue to make significant investments in the iShares fund complex and the infrastructure supporting the Funds. The Board determined that changes to the fee structure were not currently necessary and that the Funds appropriately participate in economies of scale. It was noted that it was not possible to evaluate how the Transaction would create opportunities for additional economies of scale. The Board expects to consider economies of scale on at least an annual basis following completion of the Transaction and thus be in a position to evaluate additional economies of scale, if any.

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	69

Board Review and Approval of New Investment Advisory Agreements

(Unaudited) (Continued)

iSHARES® TRUST

Fees and services provided for other comparable funds/accounts managed by BFA and its Affiliates – At the June 2009 Board meeting, the Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Previous Advisory Agreements in comparison to the investment advisory/management fee rates for other funds/accounts for which BFA or BTC provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparable investment advisory/management fee information was not available for many of the Funds, as BFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as many of the Funds. The Board noted, however, that BFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Furthermore, in reviewing the comparative investment advisory/management fee information for the Funds for which such information was available, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Funds in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Funds and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rates under the Previous Advisory Agreements for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts for which BFA or BTC provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Previous and New Advisory Agreements do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Previous and New Advisory Agreements are fair and reasonable.

Other benefits to BFA and its affiliates, including fall-out benefits – In evaluating the fall-out and any other ancillary benefits received by BFA under the Previous Advisory Agreements, the Board reviewed any ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA or its affiliates, such as any payment of revenue to BTC, the Trust’s current securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BFA and BTC in connection with any investments by the Funds in other funds for which BFA provides investment advisory services and/or BTC provides administration services. The Board noted that while revenue to BTC in connection with securities lending agency services to the Funds increased overall as against the previous year, overall revenue increased by approximately the same percentage as overall expenses. The Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through an affiliate of BFA or purchased from an underwriting syndicate in which an Adviser affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. Any fall-out or ancillary benefits as a result of the Transaction were difficult to quantify with certainty at this time, and the Board indicated that it would continue to evaluate them going forward.

Conclusion – The Board examined the totality of the information they were provided at the June, July and August 2009 Board meetings, and information they received at other meetings held during the past year, and did not identify any single factor discussed previously as controlling. Based on this analysis, the Board determined that the New Advisory Agreements, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to unanimously approve the New Advisory Agreements.

70	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	71

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Funds
iShares Dow Jones U.S.	IYY

iShares KLD Socially Responsible Index Funds
iShares FTSE KLD 400 Social	DSI
iShares FTSE KLD Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology-Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

72	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI All Peru Capped	EPU
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU
iShares S&P India Nifty 50	INDY

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares S&P Emerging Markets Infrastructure	EMIF
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares International Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares Global Sector Index Funds
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares Global Theme Based Index Funds
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

iShares U.S. Credit Bond Funds
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares iBoxx $ High Yield Corporate	HYG

iShares U.S. Securitized Bond Funds
iShares Barclays MBS	MBB

iSHARES FAMILY OF FUNDS	73

The iShares® Family of Funds (Continued)

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF

iShares International Bond Funds	Trading Symbol
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds (“Funds”) are distributed by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor any of its affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2009 Semi-Annual Report.

iS-1888-1209

74	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm’s name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

by This the report current is intended prospectus. for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored, endorsed, issued, sold, or promoted by Dow Jones & Company, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor any of their affil a es, is affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2009 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

IS-SAR-43-1009

iShares

BLACKROCK

2009 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® MORNINGSTAR SERIES

OCTOBER 31, 2009

» Would you prefer to receive materials like this electronically?

See inside back cover for details.

iShares Morningstar Large Core Index Fund | JKD | NYSE Arca iShares Morningstar Large Growth Index Fund | JKE | NYSE Arca iShares Morningstar Large Value Index Fund | JKF | NYSE Arca iShares Morningstar Mid Core Index Fund | JKG | NYSE Arca iShares Morningstar Mid Growth Index Fund | JKH | NYSE Arca iShares Morningstar Mid Value Index Fund | JKI | NYSE Arca iShares Morningstar Small Core Index Fund | JKJ | NYSE Arca iShares Morningstar Small Growth Index Fund | JKK | NYSE Arca iShares Morningstar Small Value Index Fund | JKL | NYSE Arca

iShares

Fund Performance Overview

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

Performance as of October 31, 2009

	Average Annual Total Returns

	Year Ended 10/31/09			Five Years Ended 10/31/09			Inception to 10/31/09

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Morningstar Large Core	8.11%	7.66%	8.27%	1.67%	1.66%	1.85%	1.72%	1.69%	1.90%
Morningstar Large Growth	18.22%	17.80%	18.56%	(0.47)%	(0.46)%	(0.22)%	(1.40)%	(1.42)%	(1.17)%
Morningstar Large Value	0.38%	(0.24)%	0.47%	(0.77)%	(0.79)%	(0.55)%	(0.08)%	(0.12)%	0.14%

	Cumulative Total Returns

	Year Ended 10/31/09			Five Years Ended 10/31/09			Inception to 10/31/09

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Morningstar Large Core	8.11%	7.66%	8.27%	8.66%	8.56%	9.62%	9.55%	9.38%	10.60%
Morningstar Large Growth	18.22%	17.80%	18.56%	(2.33)%	(2.27)%	(1.08)%	(7.28)%	(7.37)%	(6.09)%
Morningstar Large Value	0.38%	(0.24)%	0.47%	(3.81)%	(3.91)%	(2.71)%	(0.44)%	(0.62)%	0.76%

Total returns for the period since inception are calculated from the inception date of each Fund (6/28/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/2/04), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Morningstar Large Core Index Fund (the “Core Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Large Core IndexSM (the “Core Index”). The Core Index measures the performance of stocks issued by large-capitalization companies that have exhibited average “growth” and “value” characteristics as determined by Morningstar’s proprietary index methodology. The Core Fund invests in a representative sample of securities included in the Core Index that collectively has an investment profile similar to the Core Index. Due to the use of representative sampling, the Core Fund may or may not hold all of the securities that are included in the Core Index. For the six-month period ended October 31, 2009, the total return for the Core Fund was 18.91%, while the total return for the Core Index was 19.09%.

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

iShares Morningstar Large Core Index Fund (Continued)

PORTFOLIO ALLOCATION As of 10/31/09
Sector	Percentage of Net Assets
Consumer Non-Cyclical	32.27%

Technology	14.69

Financial	12.48

Consumer Cyclical	12.11

Industrial	11.73

Energy	9.02

Communications	5.13

Utilities	2.15

Basic Materials	0.25

Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
Procter & Gamble Co. (The)	6.06%

Johnson & Johnson	5.82

International Business Machines Corp.	5.68

Wells Fargo & Co.	4.35

Coca-Cola Co. (The)	4.05

Hewlett-Packard Co.	4.01

Wal-Mart Stores Inc.	3.88

Intel Corp.	3.79

PepsiCo Inc.	3.38

Philip Morris International Inc.	3.27

TOTAL	44.29%

The iShares Morningstar Large Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Large Growth IndexSM (the “Growth Index”). The Growth Index measures the performance of stocks issued by large-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended October 31, 2009, the total return for the Growth Fund was 20.40%, while the total return for the Growth Index was 20.61%.

PORTFOLIO ALLOCATION As of 10/31/09
Sector	Percentage of Net Assets
Technology	25.99%

Consumer Non-Cyclical	23.02

Communications	22.38

Consumer Cyclical	7.66

Energy	6.91

Industrial	5.55

Basic Materials	4.15

Financial	4.14

Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
Microsoft Corp.	9.01%

Apple Inc.	6.88

Cisco Systems Inc.	5.42

Google Inc. Class A	5.31

Oracle Corp.	3.32

Abbott Laboratories	3.20

Schlumberger Ltd.	3.05

QUALCOMM Inc.	2.79

CVS Caremark Corp.	2.08

Schering-Plough Corp.	1.88

TOTAL	42.94%

2	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

The iShares Morningstar Large Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Large Value IndexSM (the “Value Index”). The Value Index measures the performance of stocks issued by large-capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar’s proprietary index methodology. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended October 31, 2009, the total return for the Value Fund was 19.18%, while the total return for the Value Index was 19.30%.

PORTFOLIO ALLOCATION As of 10/31/09
Sector	Percentage of Net Assets
Energy	25.44%

Financial	23.80

Consumer Non-Cyclical	16.90

Communications	10.87

Industrial	10.32

Utilities	7.04

Basic Materials	3.00

Consumer Cyclical	2.52

Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
Exxon Mobil Corp.	13.41%

JPMorgan Chase & Co.	6.39

Chevron Corp.	5.97

AT&T Inc.	5.94

General Electric Co.	5.86

Pfizer Inc.	5.34

Bank of America Corp.	4.91

Verizon Communications Inc.	3.29

Merck & Co. Inc.	2.55

ConocoPhillips	2.54

TOTAL	56.20%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® MORNINGSTAR MID CORE INDEX FUND

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

Performance as of October 31, 2009

	Average Annual Total Returns

	Year Ended 10/31/09			Five Years Ended 10/31/09			Inception to 10/31/09

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Morningstar Mid Core	19.04%	18.83%	19.30%	1.68%	1.66%	1.89%	1.80%	1.78%	2.03%
Morningstar Mid Growth	16.31%	16.34%	16.56%	2.74%	2.74%	3.00%	2.87%	2.85%	3.13%
Morningstar Mid Value	17.44%	17.35%	17.78%	1.38%	1.39%	1.58%	2.13%	2.14%	2.35%

	Cumulative Total Returns

	Year Ended 10/31/09			Five Years Ended 10/31/09			Inception to 10/31/09

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Morningstar Mid Core	19.04%	18.83%	19.30%	8.66%	8.60%	9.82%	10.01%	9.90%	11.34%
Morningstar Mid Growth	16.31%	16.34%	16.56%	14.45%	14.49%	15.91%	16.31%	16.22%	17.92%
Morningstar Mid Value	17.44%	17.35%	17.78%	7.12%	7.17%	8.18%	11.95%	11.98%	13.20%

Total returns for the period since inception are calculated from the inception date of each Fund (6/28/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/2/04), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Morningstar Mid Core Index Fund (the “Core Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Mid Core IndexSM (the “Core Index”). The Core Index measures the performance of stocks issued by mid-capitalization companies that have exhibited average “growth” and “value” characteristics as determined by Morningstar’s proprietary index methodology. The Core Fund invests in a representative sample of securities included in the Core Index that collectively has an investment profile similar to the Core Index. Due to the use of representative sampling, the Core Fund may or may not hold all of the securities that are included in the Core Index. For the six-month period ended October 31, 2009, the total return for the Core Fund was 19.62%, while the total return for the Core Index was 19.79%.

4	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

iShares Morningstar Mid Core Index Fund (Continued)

PORTFOLIO ALLOCATION As of 10/31/09
Sector	Percentage of Net Assets
Industrial	21.34%

Consumer Non-Cyclical	16.70

Financial	13.84

Consumer Cyclical	12.53

Technology	12.15

Energy	8.30

Basic Materials	6.35

Communications	4.52

Utilities	3.78

Diversified	0.40

Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
Noble Corp.	1.35%

Tyco Electronics Ltd.	1.24

Bed Bath & Beyond Inc.	1.17

ITT Corp.	1.17

AES Corp. (The)	1.11

HCP Inc.	1.10

Parker Hannifin Corp.	1.09

Boston Properties Inc.	1.07

Forest Laboratories Inc.	1.06

Clorox Co. (The)	1.04

TOTAL	11.40%

The iShares Morningstar Mid Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Mid Growth IndexSM (the “Growth Index”). The Growth Index measures the performance of stocks issued by mid-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Growth Fund invests in a representative sample of securities included in the Growth Index that has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended October 31, 2009, the total return for the Growth Fund was 18.52%, while the total return for the Growth Index was 18.72%.

PORTFOLIO ALLOCATION As of 10/31/09
Sector	Percentage of Net Assets
Consumer Non-Cyclical	25.39%

Technology	19.79

Industrial	13.45

Energy	13.33

Consumer Cyclical	9.89

Communications	8.35

Financial	5.72

Basic Materials	1.89

Utilities	1.47

Diversified	0.62

Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
Cognizant Technology Solutions Corp. Class A	1.62%

Intuitive Surgical Inc.	1.34

NetApp Inc.	1.30

Intuit Inc.	1.23

Agilent Technologies Inc.	1.22

Life Technologies Corp.	1.19

Cameron International Corp.	1.16

Rockwell Collins Inc.	1.14

Range Resources Corp.	1.12

CONSOL Energy Inc.	1.11

TOTAL	12.43%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

The iShares Morningstar Mid Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Mid Value IndexSM (the “Value Index”). The Value Index measures the performance of stocks issued by mid-capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar’s proprietary index methodology. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended October 31, 2009, the total return for the Value Fund was 24.05%, while the total return for the Value Index was 24.31%.

PORTFOLIO ALLOCATION As of 10/31/09
Sector	Percentage of Net Assets
Financial	32.36%

Utilities	12.67

Consumer Non-Cyclical	11.93

Consumer Cyclical	10.38

Industrial	8.47

Communications	7.04

Basic Materials	6.63

Technology	5.77

Energy	4.61

Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
Ingersoll-Rand PLC	1.37%

Eaton Corp.	1.36

CenturyTel Inc.	1.30

SunTrust Banks Inc.	1.30

Hartford Financial Services Group Inc. (The)	1.29

ConAgra Foods Inc.	1.28

PPG Industries Inc.	1.27

Annaly Capital Management Inc.	1.25

International Paper Co.	1.21

Ameriprise Financial Inc.	1.20

TOTAL	12.83%

6	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

Performance as of October 31, 2009

	Average Annual Total Returns

	Year Ended 10/31/09			Five Years Ended 10/31/09			Inception to 10/31/09

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Morningstar Small Core	16.67%	17.33%	16.66%	1.62%	1.61%	1.78%	2.16%	2.16%	2.32%
Morningstar Small Growth	12.14%	12.23%	12.36%	0.52%	0.50%	0.76%	(0.28)%	(0.30)%	(0.06)%
Morningstar Small Value	13.80%	15.77%	14.05%	1.53%	1.50%	1.78%	2.18%	2.17%	2.44%

	Cumulative Total Returns

	Year Ended 10/31/09			Five Years Ended 10/31/09			Inception to 10/31/09

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Morningstar Small Core	16.67%	17.33%	16.66%	8.39%	8.33%	9.24%	12.09%	12.11%	13.04%
Morningstar Small Growth	12.14%	12.23%	12.36%	2.65%	2.55%	3.87%	(1.49)%	(1.59)%	(0.30)%
Morningstar Small Value	13.80%	15.77%	14.05%	7.86%	7.73%	9.22%	12.21%	12.16%	13.74%

Total returns for the period since inception are calculated from the inception date of each Fund (6/28/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/2/04), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Morningstar Small Core Index Fund (the “Core Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Small Core IndexSM (the “Core Index”). The Core Index measures the performance of stocks issued by small-capitalization companies that have exhibited average “growth” and “value” characteristics as determined by Morningstar’s proprietary index methodology. The Core Fund invests in a representative sample of securities included in the Core Index that collectively has an investment profile similar to the Core Index. Due to the use of representative sampling, the Core Fund may or may not hold all of the securities that are included in the Core Index. For the six-month period ended October 31, 2009, the total return for the Core Fund was 19.83%, while the total return for the Core Index was 20.09%.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

iShares Morningstar Small Core Index Fund (Continued)

PORTFOLIO ALLOCATION As of 10/31/09
Sector	Percentage of Net Assets
Industrial	20.72%

Consumer Cyclical	17.16

Financial	15.10

Consumer Non-Cyclical	14.61

Technology	11.57

Energy	7.92

Communications	7.55

Basic Materials	4.23

Utilities	1.05

Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
Tupperware Brands Corp.	1.05%

Harman International Industries Inc.	0.98

Perot Systems Corp. Class A	0.97

Tenet Healthcare Corp.	0.92

Solera Holdings Inc.	0.83

J. Crew Group Inc.	0.80

St. Mary Land & Exploration Co.	0.79

Chico’s FAS Inc.	0.79

QLogic Corp.	0.78

Valeant Pharmaceuticals International	0.77

TOTAL	8.68%

The iShares Morningstar Small Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Small Growth IndexSM (the “Growth Index”). The Growth Index measures the performance of stocks issued by small-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended October 31, 2009, the total return for the Growth Fund was 14.33%, while the total return for the Growth Index was 14.48%.

PORTFOLIO ALLOCATION As of 10/31/09
Sector	Percentage of Net Assets
Consumer Non-Cyclical	28.91%

Technology	18.99

Industrial	16.42

Consumer Cyclical	13.32

Communications	11.55

Financial	5.15

Energy	4.34

Basic Materials	0.73

Utilities	0.54

Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
MSCI Inc. Class A	1.25%

Itron Inc.	0.99

Kansas City Southern Industries Inc.	0.94

Sirius XM Radio Inc.	0.93

Gentex Corp.	0.91

Bally Technologies Inc.	0.88

Varian Semiconductor Equipment Associates Inc.	0.85

Novellus Systems Inc.	0.83

VistaPrint NV	0.82

United Therapeutics Corp.	0.81

TOTAL	9.21%

8	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

The iShares Morningstar Small Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Small Value IndexSM (the “Value Index”). The Value Index measures the performance of stocks issued by small-capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar’s proprietary index methodology. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended October 31, 2009, the total return for the Value Fund was 24.45%, while the total return for the Value Index was 24.58%.

PORTFOLIO ALLOCATION As of 10/31/09
Sector	Percentage of Net Assets
Financial	37.17%

Consumer Cyclical	16.82

Consumer Non-Cyclical	9.71

Utilities	9.52

Industrial	8.84

Basic Materials	8.23

Communications	4.02

Energy	3.06

Technology	2.50

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
SL Green Realty Corp.	1.17%

Oshkosh Corp.	1.07

Macerich Co. (The)	1.07

Jarden Corp.	0.94

Hospitality Properties Trust	0.93

Alexandria Real Estate Equities Inc.	0.92

Gannett Co. Inc.	0.89

Chimera Investment Corp.	0.86

Del Monte Foods Co.	0.84

UDR Inc.	0.84

TOTAL	9.53%

FUND PERFORMANCE OVERVIEWS	9

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (5/1/09)	Ending Account Value (10/31/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (5/1/09 to 10/31/09)
Morningstar Large Core
Actual	$1,000.00	$1,189.10	0.20%	$1.10
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Morningstar Large Growth
Actual	1,000.00	1,204.00	0.25	1.39
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28
Morningstar Large Value
Actual	1,000.00	1,191.80	0.25	1.38
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28
Morningstar Mid Core
Actual	1,000.00	1,196.20	0.25	1.38
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28

10	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (5/1/09)	Ending Account Value (10/31/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (5/1/09 to 10/31/09)
Morningstar Mid Growth
Actual	$1,000.00	$1,185.20	0.30%	$1.65
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.30	1.53
Morningstar Mid Value
Actual	1,000.00	1,240.50	0.30	1.69
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.30	1.53
Morningstar Small Core
Actual	1,000.00	1,198.30	0.25	1.39
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28
Morningstar Small Growth
Actual	1,000.00	1,143.30	0.30	1.62
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.30	1.53
Morningstar Small Value
Actual	1,000.00	1,244.50	0.30	1.70
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.30	1.53

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.83%

ADVERTISING – 0.38%
Omnicom Group Inc.	27,210	$932,759

		932,759

AEROSPACE & DEFENSE – 4.32%
General Dynamics Corp.	28,207	1,768,579
L-3 Communications Holdings Inc.	10,213	738,298
Lockheed Martin Corp.	26,816	1,844,673
Raytheon Co.	34,144	1,546,040
United Technologies Corp.	76,778	4,718,008

		10,615,598

AGRICULTURE – 3.90%
Archer-Daniels-Midland Co.	51,344	1,546,481
Philip Morris International Inc.	169,386	8,022,121

		9,568,602

AUTO PARTS & EQUIPMENT – 0.50%
Johnson Controls Inc.	51,488	1,231,593

		1,231,593

BANKS – 7.03%
Bank of New York Mellon Corp. (The)	104,709	2,791,542
PNC Financial Services Group Inc. (The)	40,442	1,979,232
State Street Corp.	43,242	1,815,299
Wells Fargo & Co.	388,361	10,687,695

		17,273,768

BEVERAGES – 7.43%
Coca-Cola Co. (The)	186,413	9,937,677
PepsiCo Inc.	137,081	8,300,255

		18,237,932

BIOTECHNOLOGY – 1.94%
Amgen Inc.[a]	88,644	4,762,842

		4,762,842

CHEMICALS – 0.25%
Mosaic Co. (The)	13,039	609,313

		609,313

COMMERCIAL SERVICES – 0.56%
McKesson Corp.	23,491	1,379,626

		1,379,626

Security	Shares	Value
COMPUTERS – 10.59%
Dell Inc.[a]	151,232	$2,191,352
Hewlett-Packard Co.	207,617	9,853,503
International Business Machines Corp.	115,706	13,955,301

		26,000,156

COSMETICS & PERSONAL CARE – 6.55%
Avon Products Inc.	37,338	1,196,683
Procter & Gamble Co. (The)	256,633	14,884,714

		16,081,397

DIVERSIFIED FINANCIAL SERVICES – 3.92%
American Express Co.	92,178	3,211,482
Goldman Sachs Group Inc. (The)	37,742	6,422,556

		9,634,038

ELECTRIC – 2.15%
Exelon Corp.	57,814	2,714,945
FPL Group Inc.	32,914	1,616,077
PPL Corp.	32,596	959,626

		5,290,648

ENVIRONMENTAL CONTROL – 0.29%
Republic Services Inc.	27,121	702,705

		702,705

FOOD – 2.67%
General Mills Inc.	27,160	1,790,387
H.J. Heinz Co.	27,443	1,104,306
Kellogg Co.	20,869	1,075,588
Kroger Co. (The)	53,333	1,233,592
Sysco Corp.	51,519	1,362,678

		6,566,551

HEALTH CARE - PRODUCTS – 6.26%
Boston Scientific Corp.[a]	131,742	1,069,745
Johnson & Johnson	242,183	14,300,906

		15,370,651

HEALTH CARE - SERVICES – 1.07%
UnitedHealth Group Inc.	101,812	2,642,021

		2,642,021

INSURANCE – 0.85%
Loews Corp.	31,011	1,026,464
Marsh & McLennan Companies Inc.	45,732	1,072,873

		2,099,337

12	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

October 31, 2009

Security	Shares	Value
LEISURE TIME – 0.44%
Carnival Corp.	36,927	$1,075,314

		1,075,314

LODGING – 0.28%
Marriott International Inc. Class A	27,170	680,880

		680,880

MANUFACTURING – 3.83%
Honeywell International Inc.	60,279	2,163,413
Illinois Tool Works Inc.	37,574	1,725,398
3M Co.	56,124	4,129,043
Tyco International Ltd.[b]	41,519	1,392,962

		9,410,816

MEDIA – 4.75%
McGraw-Hill Companies Inc. (The)	27,542	792,659
News Corp. Class A NVS	159,081	1,832,613
News Corp. Class Bb	38,132	518,595
Time Warner Cable Inc.	30,808	1,215,068
Time Warner Inc.	104,467	3,146,546
Walt Disney Co. (The)	151,898	4,157,448

		11,662,929

OIL & GAS – 6.63%
Apache Corp.	29,182	2,746,610
Devon Energy Corp.	36,730	2,376,798
Hess Corp.	25,815	1,413,113
Murphy Oil Corp.	16,617	1,015,963
Noble Energy Inc.	15,198	997,445
Occidental Petroleum Corp.	70,914	5,380,954
Transocean Ltd.[a]	27,967	2,346,711

		16,277,594
OIL & GAS SERVICES – 2.00%
Baker Hughes Inc.	26,989	1,135,427
Halliburton Co.	78,319	2,287,698
National Oilwell Varco Inc.[a]	36,564	1,498,758

		4,921,883

PHARMACEUTICALS – 1.89%
Bristol-Myers Squibb Co.	172,317	3,756,511
Cardinal Health Inc.	31,259	885,880

		4,642,391

PIPELINES – 0.39%
Williams Companies Inc. (The)	50,481	951,567

		951,567

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 0.68%
Simon Property Group Inc.	24,453	$1,660,114

		1,660,114

RETAIL – 10.89%
Best Buy Co. Inc.	29,685	1,133,373
Gap Inc. (The)	44,388	947,240
Kohl’s Corp.[a]	25,108	1,436,680
Lowe’s Companies Inc.	128,140	2,507,700
McDonald’s Corp.	95,560	5,600,772
Staples Inc.	62,538	1,357,075
Target Corp.	59,891	2,900,521
TJX Companies Inc. (The)	36,137	1,349,717
Wal-Mart Stores Inc.	191,585	9,517,943

		26,751,021

SEMICONDUCTORS – 3.79%
Intel Corp.	487,022	9,306,990

		9,306,990

SOFTWARE – 0.31%
CA Inc.	36,678	767,304

		767,304

TRANSPORTATION – 3.29%
CSX Corp.	34,216	1,443,231
FedEx Corp.	25,486	1,852,577
Norfolk Southern Corp.	32,131	1,497,947
United Parcel Service Inc. Class B	61,239	3,287,310

		8,081,065

TOTAL COMMON STOCKS (Cost: $240,051,706)		245,189,405

SHORT-TERM INVESTMENTS – 0.61%

MONEY MARKET FUNDS – 0.61%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[c,d,e]	1,124,823	1,124,823
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	165,705	165,705

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

October 31, 2009

Security	Shares	Value

Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	200,287	$200,287

		1,490,815

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,490,815)		1,490,815

TOTAL INVESTMENTS IN SECURITIES – 100.44% (Cost: $241,542,521)		246,680,220

Other Assets, Less Liabilities – (0.44)%		(1,081,317)

NET ASSETS – 100.00%		$245,598,903

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

14	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.80%

AGRICULTURE – 1.49%
Monsanto Co.	81,254	$5,458,644

		5,458,644

APPAREL – 1.12%
Coach Inc.	47,689	1,572,306
Nike Inc. Class B	40,621	2,525,814

		4,098,120

AUTO MANUFACTURERS – 0.53%
PACCAR Inc.	51,789	1,937,426

		1,937,426

BANKS – 0.50%
Northern Trust Corp.	36,024	1,810,206

		1,810,206

BIOTECHNOLOGY – 2.03%
Biogen Idec Inc.[a]	43,386	1,827,852
Celgene Corp.[a]	69,133	3,529,240
Genzyme Corp.[a]	40,673	2,058,054

		7,415,146

CHEMICALS – 2.05%
Air Products and Chemicals Inc.	29,683	2,289,450
Ecolab Inc.	34,770	1,528,489
Praxair Inc.	46,370	3,683,633

		7,501,572

COAL – 0.43%
Peabody Energy Corp.	40,044	1,585,342

		1,585,342

COMMERCIAL SERVICES – 3.10%
Apollo Group Inc. Class Aa	19,050	1,087,755
MasterCard Inc. Class A	14,293	3,130,453
Visa Inc. Class A	68,673	5,202,666
Western Union Co.	105,437	1,915,790

		11,336,664

COMPUTERS – 9.12%
Accenture PLC Class Ab	86,184	3,195,703
Apple Inc.[a]	133,422	25,150,047
EMC Corp.[a]	302,265	4,978,305

		33,324,055

Security	Shares	Value
COSMETICS & PERSONAL CARE – 1.61%
Colgate-Palmolive Co.	75,012	$5,898,194

		5,898,194

DIVERSIFIED FINANCIAL SERVICES – 2.87%
Charles Schwab Corp. (The)	141,569	2,454,806
CME Group Inc.	10,062	3,044,862
Franklin Resources Inc.	23,379	2,446,145
T. Rowe Price Group Inc.	38,397	1,871,086
TD AMERITRADE Holding Corp.[a]	33,854	653,382

		10,470,281

ELECTRICAL COMPONENTS & EQUIPMENT – 1.17%
Emerson Electric Co.	113,357	4,279,227

		4,279,227

ELECTRONICS – 0.76%
Thermo Fisher Scientific Inc.[a]	61,279	2,757,555

		2,757,555

ENERGY - ALTERNATE SOURCES – 0.24%
First Solar Inc.[a,b]	7,092	864,728

		864,728

HEALTH CARE - PRODUCTS – 5.13%
Baxter International Inc.	90,856	4,911,675
Becton, Dickinson and Co.	34,061	2,328,410
Medtronic Inc.	166,635	5,948,869
St. Jude Medical Inc.[a]	51,744	1,763,436
Stryker Corp.	45,768	2,105,328
Zimmer Holdings Inc.[a]	32,310	1,698,537

		18,756,255

HEALTH CARE - SERVICES – 0.36%
Quest Diagnostics Inc.	23,191	1,297,073

		1,297,073

INSURANCE – 0.39%
Aon Corp.	36,648	1,411,314

		1,411,314

INTERNET – 9.27%
Amazon.com Inc.[a]	46,303	5,501,259
eBay Inc.[a]	164,824	3,670,630
Google Inc. Class Aa	36,186	19,400,038
Symantec Corp.[a]	123,443	2,170,128
Yahoo! Inc.[a]	196,609	3,126,083

		33,868,138

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

October 31, 2009

Security	Shares	Value
MANUFACTURING – 0.69%
Danaher Corp.	37,079	$2,529,900

		2,529,900

MEDIA – 2.81%
Comcast Corp. Class A	309,148	4,482,646
Comcast Corp. Class A Special	119,935	1,681,489
DIRECTV Group Inc. (The)[a,b]	69,036	1,815,647
Liberty Media Corp. - Liberty
Entertainment Group Series Aa	74,073	2,282,930

		10,262,712

METAL FABRICATE & HARDWARE – 0.55%
Precision Castparts Corp.	20,950	2,001,353

		2,001,353

MINING – 2.09%
Freeport-McMoRan Copper &
Gold Inc.[a]	61,804	4,533,941
Newmont Mining Corp.	71,741	3,117,864

		7,651,805

OIL & GAS – 2.69%
Diamond Offshore Drilling Inc.	9,893	942,308
EOG Resources Inc.	37,430	3,056,534
Southwestern Energy Co.[a]	51,416	2,240,709
XTO Energy Inc.	86,550	3,597,018

		9,836,569

OIL & GAS SERVICES – 3.55%
Schlumberger Ltd.	178,950	11,130,690
Weatherford International Ltd.[a]	104,957	1,839,896

		12,970,586

PHARMACEUTICALS – 9.30%
Abbott Laboratories	230,977	11,680,507
Allergan Inc.	46,243	2,601,169
Express Scripts Inc.[a]	37,783	3,019,617
Gilead Sciences Inc.[a]	136,712	5,817,096
Medco Health Solutions Inc.[a]	71,156	3,993,275
Schering-Plough Corp.	243,196	6,858,127

		33,969,791

REAL ESTATE INVESTMENT TRUSTS – 0.39%
Public Storage	19,298	1,420,333

		1,420,333

Security	Shares	Value
RETAIL – 6.01%
AutoZone Inc.[a]	4,854	$656,795
Costco Wholesale Corp.	64,836	3,685,927
CVS Caremark Corp.	214,978	7,588,723
Starbucks Corp.[a]	109,767	2,083,378
Walgreen Co.	148,831	5,630,277
Yum! Brands Inc.	69,544	2,291,475

		21,936,575

SEMICONDUCTORS – 2.37%
Applied Materials Inc.	201,730	2,461,106
Broadcom Corp. Class Aa	64,321	1,711,582
Texas Instruments Inc.	191,149	4,482,444

		8,655,132

SOFTWARE – 14.50%
Activision Blizzard Inc.[a]	87,153	943,867
Adobe Systems Inc.[a]	78,830	2,596,660
Automatic Data Processing Inc.	75,341	2,998,572
Microsoft Corp.	1,187,473	32,928,626
Oracle Corp.	574,373	12,119,270
Paychex Inc.	48,661	1,382,459

		52,969,454

TELECOMMUNICATIONS – 10.30%
American Tower Corp. Class Aa	59,572	2,193,441
Cisco Systems Inc.[a]	865,747	19,782,319
Corning Inc.	234,962	3,432,795
Juniper Networks Inc.[a]	79,387	2,025,162
QUALCOMM Inc.	246,339	10,200,898

		37,634,615

TRANSPORTATION – 2.38%
Burlington Northern Santa Fe Corp.	41,556	3,129,998
C.H. Robinson Worldwide Inc.	25,482	1,404,313
Union Pacific Corp.	75,543	4,165,441

		8,699,752

TOTAL COMMON STOCKS (Cost: $392,155,578)		364,608,517

16	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

October 31, 2009

Security	Shares	Value

SHORT-TERM INVESTMENTS – 1.32%

MONEY MARKET FUNDS – 1.32%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[c,d,e]	3,820,076	$3,820,076
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	562,759	562,759
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	442,214	442,214

		4,825,049

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,825,049)		4,825,049

TOTAL INVESTMENTS IN SECURITIES – 101.12% (Cost: $396,980,627)		369,433,566

Other Assets, Less Liabilities – (1.12)%		(4,104,361)

NET ASSETS – 100.00%		$365,329,205

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.89%

AEROSPACE & DEFENSE – 1.80%
Boeing Co. (The)	48,275	$2,307,545
Northrop Grumman Corp.	21,858	1,095,742

		3,403,287

AGRICULTURE – 2.27%
Altria Group Inc.	151,942	2,751,670
Lorillard Inc.	12,186	947,096
Reynolds American Inc.	12,446	603,382

		4,302,148

AUTO MANUFACTURERS – 0.86%
Ford Motor Co.[a]	232,188	1,625,316

		1,625,316

BANKS – 7.27%
Bank of America Corp.	638,227	9,305,350
BB&T Corp.	50,277	1,202,123
U.S. Bancorp	141,043	3,275,018

		13,782,491

BEVERAGES – 0.24%
Coca-Cola Enterprises Inc.	23,443	447,058

		447,058

CHEMICALS – 2.09%
Dow Chemical Co. (The)	84,361	1,980,796
E.I. du Pont de Nemours and Co.	62,487	1,988,336

		3,969,132

DIVERSIFIED FINANCIAL SERVICES – 11.00%
Capital One Financial Corp.	33,022	1,208,605
Citigroup Inc.	1,120,778	4,583,982
JPMorgan Chase & Co.	290,107	12,117,769
Morgan Stanley	91,440	2,937,053

		20,847,409

ELECTRIC – 6.59%
American Electric Power Co. Inc.	35,170	1,062,837
Consolidated Edison Inc.	20,196	821,573
Dominion Resources Inc.	43,519	1,483,563
Duke Energy Corp.	94,945	1,502,030
Edison International	22,096	703,095
Entergy Corp.	14,464	1,109,678
FirstEnergy Corp.	22,490	973,367
PG&E Corp.	27,344	1,118,096
Progress Energy Inc.	20,599	773,080

Security	Shares	Value
Public Service Enterprise Group Inc.	37,506	$1,117,679
Southern Co.	58,722	1,831,539

		12,496,537

ENVIRONMENTAL CONTROL – 0.58%
Waste Management Inc.	36,539	1,091,785

		1,091,785

FOOD – 2.07%
Campbell Soup Co.	16,125	511,969
Kraft Foods Inc. Class A	99,150	2,728,608
Safeway Inc.	30,755	686,759

		3,927,336

GAS – 0.45%
Sempra Energy	16,718	860,141

		860,141

HEALTH CARE - PRODUCTS – 0.83%
Covidien PLC[b]	37,170	1,565,600

		1,565,600

HEALTH CARE - SERVICES – 1.31%
Aetna Inc.	32,216	838,583
WellPoint Inc.[a]	35,043	1,638,611

		2,477,194

HOUSEHOLD PRODUCTS & WARES – 0.99%
Kimberly-Clark Corp.	30,629	1,873,270

		1,873,270

INSURANCE – 5.11%
Aflac Inc.	34,384	1,426,592
Allstate Corp. (The)	39,535	1,169,050
Chubb Corp.	25,974	1,260,259
MetLife Inc.	42,735	1,454,272
Progressive Corp. (The)[a]	46,823	749,168
Prudential Financial Inc.	34,006	1,538,091
Travelers Companies Inc. (The)	41,868	2,084,608

		9,682,040

IRON & STEEL – 0.44%
Nucor Corp.	21,028	837,966

		837,966

MACHINERY – 2.08%
Caterpillar Inc.	45,832	2,523,510
Deere & Co.	31,058	1,414,692

		3,938,202

18	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

October 31, 2009

Security	Shares	Value
MANUFACTURING – 5.86%
General Electric Co.	779,043	$11,109,153

		11,109,153

MEDIA – 0.60%
Viacom Inc. Class Aa	906	26,437
Viacom Inc. Class B NVS[a]	40,493	1,117,202

		1,143,639

MINING – 0.47%
Alcoa Inc.	71,784	891,557

		891,557

OIL & GAS – 24.97%
Anadarko Petroleum Corp.	36,185	2,204,752
Chesapeake Energy Corp.	46,245	1,133,003
Chevron Corp.	147,877	11,318,506
ConocoPhillips	96,043	4,819,438
Exxon Mobil Corp.	354,526	25,408,878
Marathon Oil Corp.	52,395	1,675,068
Valero Energy Corp.	41,539	751,856

		47,311,501

PHARMACEUTICALS – 9.19%
Eli Lilly and Co.	72,428	2,463,276
Merck & Co. Inc.	155,962	4,823,905
Pfizer Inc.	594,230	10,119,737

		17,406,918

PIPELINES – 0.47%
Spectra Energy Corp.	47,160	901,699

		901,699

REAL ESTATE INVESTMENT TRUSTS – 0.42%
Vornado Realty Trust	13,247	788,991

		788,991

RETAIL – 1.66%
Home Depot Inc. (The)	125,293	3,143,601

		3,143,601

TELECOMMUNICATIONS – 10.27%
AT&T Inc.	438,268	11,250,340
Motorola Inc.	158,462	1,358,019
Sprint Nextel Corp.[a]	205,130	607,185
Verizon Communications Inc.	210,981	6,242,928

		19,458,472

TOTAL COMMON STOCKS (Cost: $228,550,586)		189,282,443

Security	Shares	Value

SHORT-TERM INVESTMENTS – 0.53%

MONEY MARKET FUNDS – 0.53%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[c,d,e]	722,861	$722,861
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	106,489	106,489
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	181,810	181,810

		1,011,160

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,011,160)		1,011,160

TOTAL INVESTMENTS IN SECURITIES – 100.42% (Cost: $229,561,746)		190,293,603

Other Assets, Less Liabilities – (0.42)%		(802,599)

NET ASSETS – 100.00%		$189,491,004

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.91%

AEROSPACE & DEFENSE – 1.18%
Alliant Techsystems Inc.[a]	4,227	$328,776
Goodrich Corp.	15,906	864,491

		1,193,267

AIRLINES – 1.49%
Delta Air Lines Inc.[a]	99,510	710,501
Southwest Airlines Co.	95,868	805,291

		1,515,792

APPAREL – 0.79%
VF Corp.	11,238	798,348

		798,348

AUTO PARTS & EQUIPMENT – 0.84%
BorgWarner Inc.	15,002	454,861
Goodyear Tire & Rubber Co. (The)[a]	30,999	399,267

		854,128

BANKS – 1.38%
BOK Financial Corp.	2,901	124,656
City National Corp.	5,442	205,000
Commerce Bancshares Inc.	8,348	320,229
Cullen/Frost Bankers Inc.	7,273	340,304
UMB Financial Corp.	4,308	171,329
Valley National Bancorp[b]	18,344	243,608

		1,405,126

BEVERAGES – 0.71%
Brown-Forman Corp. Class A	2,377	121,679
Brown-Forman Corp. Class B NVS	12,178	594,408

		716,087

BIOTECHNOLOGY – 0.31%
Charles River Laboratories
International Inc.[a]	8,533	311,625

		311,625

BUILDING MATERIALS – 0.94%
Lennox International Inc.	6,734	226,734
Martin Marietta Materials Inc.	5,734	477,757
Owens Corning[a]	11,311	250,086

		954,577

CHEMICALS – 3.95%
Albemarle Corp.	11,850	374,223
CF Industries Holdings Inc.	7,284	606,393
FMC Corp.	9,370	478,807

Security	Shares	Value
International Flavors & Fragrances Inc.	10,188	$388,061
Intrepid Potash Inc.[a,b]	5,540	142,710
Lubrizol Corp.	8,680	577,741
Sherwin-Williams Co. (The)	12,750	727,260
Terra Industries Inc.	12,845	408,086
Valspar Corp. (The)	12,044	305,556

		4,008,837

COAL – 0.77%
Arch Coal Inc.	21,031	455,531
Massey Energy Co.	11,069	321,997

		777,528

COMMERCIAL SERVICES – 4.88%
Career Education Corp.[a]	7,850	163,594
Corrections Corp. of America[a]	14,868	355,940
Equifax Inc.	16,272	445,527
H&R Block Inc.	43,800	803,292
Hewitt Associates Inc. Class Aa	11,138	395,622
Interactive Data Corp.	4,632	121,822
Lender Processing Services Inc.	12,215	486,157
Manpower Inc.	10,057	476,802
Moody’s Corp.	24,399	577,768
Quanta Services Inc.[a]	25,446	539,455
SAIC Inc.[a]	26,259	465,047
Weight Watchers International Inc.	4,558	120,833

		4,951,859

COMPUTERS – 4.05%
Affiliated Computer Services Inc. Class Aa	11,760	612,578
Brocade Communications Systems Inc.[a]	51,585	442,599
Diebold Inc.	8,499	257,010
NCR Corp.[a]	20,441	207,476
SanDisk Corp.[a]	29,316	600,392
Synopsys Inc.[a]	18,473	406,406
Teradata Corp.[a]	22,263	620,692
Western Digital Corp.[a]	28,540	961,227

		4,108,380

COSMETICS & PERSONAL CARE – 0.59%
Estee Lauder Companies Inc. (The) Class A	14,195	603,287

		603,287

20	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2009

Security	Shares	Value
DISTRIBUTION & WHOLESALE – 0.74%
W.W. Grainger Inc.	7,970	$747,028

		747,028

DIVERSIFIED FINANCIAL SERVICES – 2.87%
Affiliated Managers Group Inc.[a]	5,369	340,878
Federated Investors Inc. Class B	13,291	348,889
Jefferies Group Inc.[a]	14,373	375,135
NASDAQ OMX Group Inc. (The)[a]	20,639	372,740
NYSE Euronext Inc.	33,470	865,200
Raymond James Financial Inc.	12,809	302,420
Waddell & Reed Financial Inc. Class A	11,111	311,775

		2,917,037

ELECTRIC – 3.09%
AES Corp. (The)[a]	86,260	1,127,418
DPL Inc.	14,935	378,453
Mirant Corp.[a]	18,610	260,168
NRG Energy Inc.[a]	34,284	788,189
NV Energy Inc.	30,199	346,081
RRI Energy Inc.[a]	45,123	237,798

		3,138,107

ELECTRICAL COMPONENTS & EQUIPMENT – 1.01%
Energizer Holdings Inc.[a]	8,982	546,734
General Cable Corp.[a]	6,694	208,451
Hubbell Inc. Class B	6,288	267,429

		1,022,614

ELECTRONICS – 3.16%
Arrow Electronics Inc.[a]	15,461	391,782
Avnet Inc.[a]	19,268	477,461
Garmin Ltd.[b]	15,304	463,099
Jabil Circuit Inc.	25,495	341,123
PerkinElmer Inc.	15,107	281,141
Tyco Electronics Ltd.	59,118	1,256,258

		3,210,864

ENGINEERING & CONSTRUCTION – 2.77%
Fluor Corp.	23,459	1,042,049
KBR Inc.	20,816	426,104
McDermott International Inc.[a]	29,342	652,273
Shaw Group Inc. (The)[a]	10,704	274,665
URS Corp.[a]	10,754	417,900

		2,812,991

Security	Shares	Value
ENTERTAINMENT – 0.96%
DreamWorks Animation SKG Inc. Class Aa	9,021	$288,672
International Game Technology	38,285	683,004

		971,676

ENVIRONMENTAL CONTROL – 0.37%
Nalco Holding Co.	17,833	377,168

		377,168

FOOD – 3.08%
Dean Foods Co.[a]	23,234	423,556
Flowers Foods Inc.	11,041	257,918
Hershey Co. (The)	20,027	756,820
J.M. Smucker Co. (The)	15,242	803,711
McCormick & Co. Inc. NVS	13,985	489,615
Ralcorp Holdings Inc.[a]	7,305	392,279

		3,123,899

FOREST PRODUCTS & PAPER – 1.08%
MeadWestvaco Corp.	19,241	439,272
Plum Creek Timber Co. Inc.	21,063	659,061

		1,098,333

GAS – 0.20%
Piedmont Natural Gas Co.	8,924	207,751

		207,751

HAND & MACHINE TOOLS – 0.51%
Lincoln Electric Holdings Inc.	5,249	249,013
Snap-On Inc.	7,437	271,674

		520,687

HEALTH CARE - PRODUCTS – 0.82%
Beckman Coulter Inc.	8,759	563,466
Kinetic Concepts Inc.[a]	7,999	265,487

		828,953

HEALTH CARE - SERVICES – 1.51%
Community Health Systems Inc.[a]	12,090	378,175
Humana Inc.[a]	21,949	824,843
Universal Health Services Inc. Class B	5,849	325,497

		1,528,515

HOLDING COMPANIES - DIVERSIFIED – 0.40%
Walter Energy Inc.	6,849	400,667

		400,667

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2009

Security	Shares	Value
HOME BUILDERS – 0.49%
NVR Inc.[a]	750	$496,703

		496,703

HOUSEHOLD PRODUCTS & WARES – 1.27%
Clorox Co. (The)	17,878	1,058,914
Scotts Miracle-Gro Co. (The) Class A	5,700	231,534

		1,290,448

INSURANCE – 0.95%
Alleghany Corp.[a]	831	207,750
Arthur J. Gallagher & Co.	12,938	288,647
Markel Corp.[a]	1,264	407,893
Wesco Financial Corp.	185	60,680

		964,970

INTERNET – 0.83%
Expedia Inc.[a]	27,327	619,503
IAC/InterActiveCorp[a]	11,821	223,890

		843,393

IRON & STEEL – 0.66%
Allegheny Technologies Inc.	11,813	364,549
Reliance Steel & Aluminum Co.	8,308	303,076

		667,625

LODGING – 0.93%
MGM MIRAGE[a]	32,366	300,033
Starwood Hotels & Resorts Worldwide Inc.[b]	22,216	645,597

		945,630

MACHINERY – 3.63%
AGCO Corp.[a]	11,860	333,385
Cummins Inc.	23,320	1,004,159
Flowserve Corp.	7,311	718,013
IDEX Corp.	10,454	297,207
Joy Global Inc.	13,215	666,168
Rockwell Automation Inc.	16,336	668,959

		3,687,891

MANUFACTURING – 6.09%
AptarGroup Inc.	8,169	288,447
Cooper Industries PLC Class A	22,409	867,004
Dover Corp.	24,031	905,488
Harsco Corp.	10,368	326,488
ITT Corp.	23,448	1,188,814

Security	Shares	Value
Leggett & Platt Inc.	20,249	$391,413
Pall Corp.	15,295	485,463
Parker Hannifin Corp.	20,825	1,102,892
Pentair Inc.	12,743	370,821
Teleflex Inc.	5,139	255,665

		6,182,495

MEDIA – 1.05%
Cablevision NY Group Class A	31,865	731,620
Liberty Global Inc. Series Ca	16,162	332,614

		1,064,234

MINING – 0.66%
Vulcan Materials Co.	14,604	672,222

		672,222

OIL & GAS – 5.94%
Cabot Oil & Gas Corp.	13,235	509,150
Cimarex Energy Co.	10,645	416,858
Encore Acquisition Co.[a]	6,855	254,115
ENSCO International Inc.	18,348	840,155
EXCO Resources Inc.	22,137	345,780
Nabors Industries Ltd.[a]	36,797	766,482
Noble Corp.	33,748	1,374,894
Pioneer Natural Resources Co.	14,698	604,235
Pride International Inc.[a]	20,272	599,240
Rowan Companies Inc.	13,535	314,689

		6,025,598

OIL & GAS SERVICES – 0.72%
BJ Services Co.	37,823	726,202

		726,202

PACKAGING & CONTAINERS – 1.45%
Ball Corp.	12,202	601,925
Greif Inc. Class A	3,165	169,391
Greif Inc. Class B	1,307	62,997
Packaging Corp. of America	13,201	241,314
Pactiv Corp.[a]	16,991	392,322

		1,467,949

PHARMACEUTICALS – 3.53%
AmerisourceBergen Corp.	38,462	851,933
Dendreon Corp.[a]	14,996	378,949
Endo Pharmaceuticals Holdings Inc.[a]	13,403	300,227
Forest Laboratories Inc.[a]	38,977	1,078,494
Mead Johnson Nutrition Co. Class A	4,145	174,256

22	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2009

Security	Shares	Value
Omnicare Inc.	15,293	$331,399
Watson Pharmaceuticals Inc.[a]	13,623	468,904

		3,584,162

PIPELINES – 0.87%
Questar Corp.	22,245	886,241

		886,241

REAL ESTATE INVESTMENT TRUSTS – 8.64%
AvalonBay Communities Inc.	10,237	704,101
Boston Properties Inc.	17,861	1,085,413
Corporate Office Properties Trust	7,475	248,095
Equity Residential	35,401	1,022,381
Essex Property Trust Inc.[b]	3,555	267,265
Federal Realty Investment Trust	7,891	465,806
HCP Inc.	37,577	1,111,903
Health Care REIT Inc.[b]	15,493	687,424
Kimco Realty Corp.	48,531	613,432
Nationwide Health Properties Inc.	13,826	445,889
ProLogis	57,063	646,524
Realty Income Corp.[b]	13,518	313,347
Regency Centers Corp.	10,306	345,766
Ventas Inc.	20,190	810,225

		8,767,571

RETAIL – 5.08%
Abercrombie & Fitch Co. Class A	11,296	370,735
American Eagle Outfitters Inc.	22,759	398,055
Bed Bath & Beyond Inc.[a]	33,852	1,191,929
BJ’s Wholesale Club Inc.[a]	7,047	246,856
Burger King Holdings Inc.	11,900	204,204
Darden Restaurants Inc.	18,048	547,035
Family Dollar Stores Inc.	17,067	482,996
PetSmart Inc.	16,510	388,480
Sears Holdings Corp.[a,b]	7,431	504,268
Tiffany & Co.	16,001	628,679
Wendy’s/Arby’s Group Inc. Class A	48,114	190,050

		5,153,287

SEMICONDUCTORS – 4.97%
Analog Devices Inc.	37,486	960,766
Atmel Corp.[a]	51,773	192,596
KLA-Tencor Corp.	21,837	709,921
LSI Corp.[a]	83,103	425,487
Maxim Integrated Products Inc.	39,325	655,548

Security	Shares	Value
Microchip Technology Inc.	23,519	$563,515
National Semiconductor Corp.	30,621	396,236
ON Semiconductor Corp.[a]	54,164	362,357
Xilinx Inc.	35,659	775,583

		5,042,009

SOFTWARE – 3.13%
Broadridge Financial Solutions Inc.	18,127	377,223
Compuware Corp.[a]	30,475	215,154
Fidelity National Information
Services Inc.	40,096	872,489
Fiserv Inc.[a]	20,108	922,354
IMS Health Inc.	23,510	385,329
Total System Services Inc.	25,351	404,855

		3,177,404

TELECOMMUNICATIONS – 2.64%
Amdocs Ltd.[a]	24,389	614,603
CommScope Inc.[a]	12,137	327,942
Harris Corp.	17,124	714,413
NII Holdings Inc.[a]	21,450	577,649
Telephone and Data Systems Inc. Special	5,817	160,549
Tellabs Inc.[a]	46,988	282,868

		2,678,024

TEXTILES – 0.77%
Cintas Corp.	17,152	474,939
Mohawk Industries Inc.[a]	7,133	305,506

		780,445

TOYS, GAMES & HOBBIES – 0.44%
Hasbro Inc.	16,181	441,256

		441,256

TRANSPORTATION – 0.23%
Kirby Corp.[a]	6,924	234,031

		234,031

WATER – 0.49%
American Water Works Co. Inc.	11,660	221,190
Aqua America Inc.	17,559	271,287

		492,477

TOTAL COMMON STOCKS (Cost: $105,722,022)		101,377,398

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2009

Security	Shares	Value

SHORT-TERM INVESTMENTS – 1.95%

MONEY MARKET FUNDS – 1.95%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[c,d,e]	1,657,255	$1,657,255
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	244,140	244,140
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	78,424	78,424

		1,979,819

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,979,819)		1,979,819

TOTAL INVESTMENTS IN SECURITIES – 101.86% (Cost: $107,701,841)		103,357,217

Other Assets, Less Liabilities – (1.86)%		(1,890,034)

NET ASSETS – 100.00%		$101,467,183

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

24	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.90%

AEROSPACE & DEFENSE – 1.35%
Rockwell Collins Inc.	31,615	$1,592,764
TransDigm Group Inc.	7,392	289,619

		1,882,383

APPAREL – 0.91%
Guess? Inc.	11,763	429,938
Polo Ralph Lauren Corp.	11,359	845,337

		1,275,275

BEVERAGES – 0.74%
Green Mountain Coffee
Roasters Inc.[a]	7,724	514,032
Hansen Natural Corp.[a]	14,342	518,463

		1,032,495

BIOTECHNOLOGY – 4.32%
Abraxis BioScience Inc.[a]	1,191	37,183
Alexion Pharmaceuticals Inc.[a]	17,584	780,905
Bio-Rad Laboratories Inc. Class Aa	3,760	336,106
Illumina Inc.[a]	24,744	794,282
Life Technologies Corp.[a]	35,255	1,662,978
Millipore Corp.[a]	11,105	744,146
Myriad Genetics Inc.[a]	19,101	463,772
Vertex Pharmaceuticals Inc.[a]	36,119	1,212,154

		6,031,526

CHEMICALS – 1.22%
Airgas Inc.	13,961	619,310
Sigma-Aldrich Corp.	20,923	1,086,531

		1,705,841

COAL – 1.87%
Alpha Natural Resources Inc.[a]	31,309	1,063,567
CONSOL Energy Inc.	36,120	1,546,297

		2,609,864

COMMERCIAL SERVICES – 4.42%
Alliance Data Systems Corp.[a]	11,615	638,593
DeVry Inc.	12,386	684,822
FTI Consulting Inc.[a]	10,251	418,343
Genpact Ltd.[a]	11,702	139,371
Iron Mountain Inc.[a]	36,935	902,322
ITT Educational Services Inc.[a]	7,542	681,420
Monster Worldwide Inc.[a]	25,252	366,659
Morningstar Inc.[a]	4,320	220,406

Security	Shares	Value
Pharmaceutical Product Development Inc.	21,999	$474,078
Robert Half International Inc.	30,269	702,241
Strayer Education Inc.	2,802	568,722
Watson Wyatt Worldwide Inc. Class A	8,485	369,776

		6,166,753

COMPUTERS – 3.97%
Cognizant Technology Solutions
Corp. Class Aa	58,395	2,256,967
FactSet Research Systems Inc.	8,644	553,648
IHS Inc. Class Aa	9,227	477,590
MICROS Systems Inc.[a]	16,186	435,727
NetApp Inc.[a]	67,221	1,818,328

		5,542,260

COSMETICS & PERSONAL CARE – 0.34%
Alberto-Culver Co.	17,478	468,760

		468,760

DISTRIBUTION & WHOLESALE – 1.03%
Fastenal Co.[b]	27,825	959,962
LKQ Corp.[a]	27,905	481,919

		1,441,881

DIVERSIFIED FINANCIAL SERVICES – 3.10%
BlackRock Inc.	4,419	956,669
Eaton Vance Corp.	23,293	661,288
Greenhill & Co. Inc.	2,545	219,455
IntercontinentalExchange Inc.[a]	14,447	1,447,445
Janus Capital Group Inc.	35,889	470,864
Lazard Ltd. Class A	15,177	572,932

		4,328,653

ELECTRIC – 1.47%
Allegheny Energy Inc.	33,876	773,050
Calpine Corp.[a]	74,494	837,313
ITC Holdings Corp.	9,844	437,270

		2,047,633

ELECTRICAL COMPONENTS & EQUIPMENT – 1.19%
AMETEK Inc.	21,203	739,773
Molex Inc.	12,836	239,648
Molex Inc. Class A NVS	13,999	231,683
SunPower Corp. Class Aa	10,937	271,347
SunPower Corp. Class Ba	8,353	180,926

		1,663,377

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2009

Security	Shares	Value
ELECTRONICS – 4.98%
Agilent Technologies Inc.[a]	69,035	$1,707,926
Amphenol Corp. Class A	34,224	1,373,067
Dolby Laboratories Inc. Class Aa	10,498	440,286
FLIR Systems Inc.[a]	30,047	835,607
Mettler-Toledo International Inc.[a]	6,700	653,250
National Instruments Corp.	12,258	327,289
Trimble Navigation Ltd.[a]	24,033	503,972
Waters Corp.[a]	19,278	1,107,136

		6,948,533

ENERGY - ALTERNATE SOURCES – 0.32%
Covanta Holding Corp.[a]	25,920	445,306

		445,306

ENGINEERING & CONSTRUCTION – 1.10%
AECOM Technology Corp.[a]	19,051	480,847
Jacobs Engineering Group Inc.[a]	24,774	1,047,692

		1,528,539

ENTERTAINMENT – 0.38%
Penn National Gaming Inc.[a]	13,481	338,778
Scientific Games Corp. Class Aa	13,762	193,631

		532,409

ENVIRONMENTAL CONTROL – 1.00%
Stericycle Inc.[a,b]	16,975	888,981
Waste Connections Inc.[a]	16,012	503,257

		1,392,238

FOOD – 0.64%
Whole Foods Market Inc.[a,b]	27,795	891,108

		891,108

HEALTH CARE - PRODUCTS – 8.07%
C.R. Bard Inc.	19,520	1,465,366
DENTSPLY International Inc.	29,754	980,692
Edwards Lifesciences Corp.[a]	11,245	865,190
Gen-Probe Inc.[a]	10,069	420,079
Henry Schein Inc.[a]	18,014	951,680
Hologic Inc.[a]	51,051	754,534
IDEXX Laboratories Inc.[a]	11,887	607,663
Intuitive Surgical Inc.[a]	7,570	1,864,869
Inverness Medical Innovations Inc.[a]	15,750	598,657
Patterson Companies Inc.[a]	19,949	509,298
ResMed Inc.[a]	15,137	744,892

Security	Shares	Value
TECHNE Corp.	7,482	$467,700
Varian Medical Systems Inc.[a]	24,875	1,019,378

		11,249,998

HEALTH CARE - SERVICES – 2.98%
Covance Inc.[a]	12,751	658,972
DaVita Inc.[a]	20,877	1,107,107
Laboratory Corp. of America Holdings[a]	21,596	1,487,748
Lincare Holdings Inc.[a]	13,575	426,391
MEDNAX Inc.[a]	9,163	475,743

		4,155,961

HOLDING COMPANIES - DIVERSIFIED – 0.62%
Leucadia National Corp.[a]	38,636	868,151

		868,151

HOUSEHOLD PRODUCTS & WARES – 0.57%
Church & Dwight Co. Inc.	14,005	796,604

		796,604

INSURANCE – 0.30%
Brown & Brown Inc.	22,814	419,093

		419,093

INTERNET – 4.37%
Akamai Technologies Inc.[a]	34,540	759,880
Equinix Inc.[a,b]	7,590	647,579
F5 Networks Inc.[a]	15,711	705,267
McAfee Inc.[a]	31,063	1,300,918
Netflix Inc.[a,b]	9,119	487,411
Priceline.com Inc.[a,b]	8,326	1,313,760
VeriSign Inc.[a]	38,859	886,374

		6,101,189

IRON & STEEL – 0.67%
Cliffs Natural Resources Inc.	26,189	931,543

		931,543

LODGING – 1.53%
Las Vegas Sands Corp.[a]	86,460	1,304,681
Wynn Resorts Ltd.[a]	15,285	828,753

		2,133,434

MACHINERY – 0.74%
Bucyrus International Inc.	15,037	667,944
Wabtec Corp.	9,716	357,160

		1,025,104

26	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2009

Security	Shares	Value
MANUFACTURING – 1.22%
CLARCOR Inc.	10,210	$300,480
Donaldson Co. Inc.	13,464	480,261
Roper Industries Inc.	18,107	915,309

		1,696,050

MEDIA – 2.10%
Discovery Communications Inc. Series Aa	26,798	736,945
Discovery Communications Inc. Series Ca	28,009	672,776
John Wiley & Sons Inc. Class A	9,716	342,198
Liberty Global Inc. Series Aa	24,806	509,267
Scripps Networks Interactive Inc. Class A	17,665	667,030

		2,928,216

METAL FABRICATE & HARDWARE – 0.22%
Valmont Industries Inc.	4,218	304,835

		304,835

OIL & GAS – 6.87%
CNX Gas Corp.[a]	5,663	157,771
Comstock Resources Inc.[a]	9,226	379,096
Concho Resources Inc.[a]	14,361	547,298
Continental Resources Inc.[a,b]	6,187	230,218
Denbury Resources Inc.[a]	49,697	725,576
EQT Corp.	24,646	1,031,682
Helmerich & Payne Inc.	19,281	733,064
Petrohawk Energy Corp.[a]	60,144	1,414,587
Plains Exploration & Production Co.[a]	27,391	725,862
Quicksilver Resources Inc.[a]	23,876	291,287
Range Resources Corp.	31,303	1,566,715
SandRidge Energy Inc.[a]	29,232	299,043
Ultra Petroleum Corp.[a]	30,384	1,475,143

		9,577,342

OIL & GAS SERVICES – 4.27%
Cameron International Corp.[a]	43,820	1,620,025
Core Laboratories NVb	4,610	480,823
Dresser-Rand Group Inc.[a]	16,325	481,098
FMC Technologies Inc.[a]	24,713	1,299,904
Oceaneering International Inc.[a]	10,193	520,862

Security	Shares	Value
Smith International Inc.	43,764	$1,213,576
Superior Energy Services Inc.[a]	15,496	334,869

		5,951,157

PHARMACEUTICALS – 3.31%
Cephalon Inc.[a]	14,836	809,749
Hospira Inc.[a]	31,813	1,420,132
Mylan Inc.[a,b]	60,471	982,049
OSI Pharmaceuticals Inc.[a]	11,637	374,944
Perrigo Co.	16,892	628,213
VCA Antech Inc.[a]	17,000	404,940

		4,620,027

REAL ESTATE – 0.32%
St. Joe Co. (The)[a]	18,332	438,868

		438,868

REAL ESTATE INVESTMENT TRUSTS – 0.45%
Digital Realty Trust Inc.	14,011	632,316

		632,316

RETAIL – 5.67%
Advance Auto Parts Inc.	18,869	703,059
Aeropostale Inc.[a]	13,373	501,889
Big Lots Inc.[a]	16,561	414,853
CarMax Inc.[a]	39,536	777,673
Chipotle Mexican Grill Inc. Class Aa,b	2,948	240,233
Chipotle Mexican Grill Inc. Class Ba	3,336	266,580
Copart Inc.[a]	13,857	445,780
Dollar Tree Inc.[a]	17,987	811,753
GameStop Corp. Class Aa	32,623	792,413
O’Reilly Automotive Inc.[a]	27,338	1,019,161
Ross Stores Inc.	25,347	1,115,521
Urban Outfitters Inc.[a]	26,335	826,392

		7,915,307

SAVINGS & LOANS – 1.55%
Capitol Federal Financial	4,309	130,692
Hudson City Bancorp Inc.	96,354	1,266,092
People’s United Financial Inc.	34,240	548,867
TFS Financial Corp.	18,663	217,611

		2,163,262

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2009

Security	Shares	Value
SEMICONDUCTORS – 5.38%
Altera Corp.	58,666	$1,161,000
Cree Inc.[a]	18,501	778,892
Lam Research Corp.[a]	25,207	849,980
Linear Technology Corp.	41,228	1,066,981
Marvell Technology Group Ltd.[a]	97,552	1,338,413
MEMC Electronic Materials Inc.[a]	44,653	554,590
NVIDIA Corp.[a]	108,903	1,302,480
Rovi Corp.[a]	16,536	455,567

		7,507,903

SOFTWARE – 10.44%
Allscripts-Misys Healthcare Solutions Inc.[a]	11,485	223,958
ANSYS Inc.[a]	17,528	711,286
Autodesk Inc.[a]	45,251	1,128,107
BMC Software Inc.[a]	36,922	1,372,022
Cerner Corp.[a,b]	12,745	969,130
Citrix Systems Inc.[a]	36,323	1,335,233
Dun & Bradstreet Corp. (The)	10,552	807,861
Electronic Arts Inc.[a]	64,353	1,173,799
Global Payments Inc.	16,088	792,012
Intuit Inc.[a]	58,873	1,711,438
Nuance Communications Inc.[a]	43,652	572,278
Red Hat Inc.[a]	37,597	970,379
Salesforce.com Inc.[a]	20,624	1,170,412
SEI Investments Co.	31,174	544,610
Sybase Inc.[a]	16,631	657,922
VMware Inc. Class Aa	11,035	424,075

		14,564,522

TELECOMMUNICATIONS – 1.88%
Crown Castle International Corp.[a]	49,398	1,492,808
Leap Wireless International Inc.[a]	12,278	162,315
MetroPCS Communications Inc.[a]	49,986	311,413
SBA Communications Corp. Class Aa	23,318	657,801

		2,624,337

TOYS, GAMES & HOBBIES – 0.37%
Marvel Entertainment Inc.[a]	10,408	520,088

		520,088

Security	Shares	Value
TRANSPORTATION – 1.65%
Expeditors International Washington Inc.	42,617	$1,373,120
J.B. Hunt Transport Services Inc.	18,884	567,653
Landstar System Inc.	10,372	365,509

		2,306,282

TOTAL COMMON STOCKS
(Cost: $166,742,318)		139,366,423

SHORT-TERM INVESTMENTS – 5.77%

MONEY MARKET FUNDS – 5.77%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[c,d,e]	6,870,904	6,870,904
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18% [c,d,e]	1,012,196	1,012,196
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	160,592	160,592

		8,043,692

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,043,692)		8,043,692

TOTAL INVESTMENTS IN SECURITIES – 105.67% (Cost: $174,786,010)		147,410,115

Other Assets, Less Liabilities – (5.67)%		(7,904,653)

NET ASSETS – 100.00%		$139,505,462

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.86%

ADVERTISING – 0.40%
Interpublic Group of Companies Inc. (The)[a]	66,094	$397,886

		397,886

AGRICULTURE – 1.04%
Bunge Ltd.	18,273	1,042,657

		1,042,657

AIRLINES – 0.24%
AMR Corp.[a]	44,734	241,116

		241,116

AUTO MANUFACTURERS – 0.24%
Navistar International Corp.[a]	7,276	241,127

		241,127

BANKS – 8.27%
Associated Banc-Corp	16,483	211,147
BancorpSouth Inc.	10,672	240,974
Bank of Hawaii Corp.	6,537	290,243
Comerica Inc.	20,579	571,067
Discover Financial Services	74,131	1,048,212
Fifth Third Bancorp	108,391	969,016
First Horizon National Corp.[a]	29,665	350,937
FirstMerit Corp.	11,685	221,431
Huntington Bancshares Inc.	90,489	344,763
KeyCorp	119,498	644,094
M&T Bank Corp.[b]	9,723	611,091
Marshall & Ilsley Corp.	49,426	262,946
Regions Financial Corp.	161,868	783,441
SunTrust Banks Inc.	67,963	1,298,773
TCF Financial Corp.	16,492	195,100
Zions Bancorporation[b]	17,200	243,552

		8,286,787

BEVERAGES – 3.32%
Constellation Brands Inc. Class Aa	26,857	424,878
Dr Pepper Snapple Group Inc.[a]	32,058	873,901
Molson Coors Brewing Co. Class B NVS	21,417	1,048,790
Pepsi Bottling Group Inc.	19,552	732,027
PepsiAmericas Inc.	8,578	250,821

		3,330,417

Security	Shares	Value
BUILDING MATERIALS – 0.57%
Masco Corp.	48,849	$573,976

		573,976

CHEMICALS – 2.92%
Ashland Inc.	9,135	315,523
Celanese Corp. Series A	19,640	539,118
Eastman Chemical Co.	9,314	489,078
PPG Industries Inc.	22,556	1,272,835
RPM International Inc.	17,675	311,433

		2,927,987

COMMERCIAL SERVICES – 0.79%
Hertz Global Holdings Inc.[a]	24,939	232,182
R.R. Donnelley & Sons Co.	27,938	560,995

		793,177

COMPUTERS – 3.02%
Computer Sciences Corp.[a]	20,620	1,045,640
DST Systems Inc.[a]	5,444	227,069
Seagate Technology	66,074	921,732
Sun Microsystems Inc.[a]	101,928	833,771

		3,028,212

DISTRIBUTION & WHOLESALE – 1.15%
Genuine Parts Co.	21,733	760,438
Ingram Micro Inc. Class Aa	22,163	391,177

		1,151,615

DIVERSIFIED FINANCIAL SERVICES – 2.45%
Ameriprise Financial Inc.	34,798	1,206,447
Legg Mason Inc.	21,824	635,297
SLM Corp.[a]	63,600	616,920

		2,458,664

ELECTRIC – 10.16%
Alliant Energy Corp.	15,025	399,064
Ameren Corp.	29,108	708,489
CenterPoint Energy Inc.	43,968	553,997
CMS Energy Corp.	30,878	410,677
Constellation Energy Group Inc.	24,554	759,210
DTE Energy Co.	22,319	825,357
Great Plains Energy Inc.	18,520	320,396
Integrys Energy Group Inc.	10,487	362,850
MDU Resources Group Inc.	23,257	482,583
Northeast Utilities	23,766	547,806
NSTAR	14,543	450,106

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2009

Security	Shares	Value
OGE Energy Corp.	13,076	$434,385
Pepco Holdings Inc.	29,978	447,572
Pinnacle West Capital Corp.	13,709	429,366
SCANA Corp.	15,013	508,040
TECO Energy Inc.	27,236	390,564
Westar Energy Inc.	14,874	284,837
Wisconsin Energy Corp.	15,946	696,362
Xcel Energy Inc.	62,128	1,171,734

		10,183,395

ENTERTAINMENT – 0.13%
Regal Entertainment Group Class A	10,703	134,965

		134,965

FOOD – 4.20%
ConAgra Foods Inc.	60,959	1,280,139
Corn Products International Inc.	10,166	286,478
Hormel Foods Corp.	10,071	367,189
Sara Lee Corp.	89,705	1,012,769
Smithfield Foods Inc.[a]	21,077	281,167
SUPERVALU Inc.	29,057	461,135
Tyson Foods Inc. Class A	41,944	525,139

		4,214,016

FOREST PRODUCTS & PAPER – 2.65%
International Paper Co.	54,207	1,209,358
Rayonier Inc.	10,684	412,189
Weyerhaeuser Co.	28,567	1,038,125

		2,659,672

GAS – 2.51%
AGL Resources Inc.	10,466	365,891
Atmos Energy Corp.	12,575	350,214
Energen Corp.	9,855	432,437
NiSource Inc.	37,325	482,239
Southern Union Co.	14,308	280,008
UGI Corp.	14,739	351,967
Vectren Corp.	11,101	250,217

		2,512,973

HAND & MACHINE TOOLS – 0.87%
Black & Decker Corp. (The)	8,225	388,384
Stanley Works (The)	10,656	481,971

		870,355

Security	Shares	Value
HEALTH CARE - SERVICES – 0.61%
Coventry Health Care Inc.[a]	20,141	$399,396
Health Net Inc.[a]	14,269	212,751

		612,147

HOME BUILDERS – 1.13%
D.R. Horton Inc.	37,846	414,792
Pulte Homes Inc.	45,323	408,360
Toll Brothers Inc.[a]	17,906	310,132

		1,133,284

HOME FURNISHINGS – 0.71%
Whirlpool Corp.[b]	9,992	715,327

		715,327

HOUSEHOLD PRODUCTS & WARES – 1.34%
Avery Dennison Corp.	15,367	547,834
Fortune Brands Inc.	20,435	795,943

		1,343,777

HOUSEWARES – 0.55%
Newell Rubbermaid Inc.	37,963	550,843

		550,843

INSURANCE – 15.92%
American Financial Group Inc.	10,591	260,539
American International Group Inc.[a,b]	16,044	539,399
American National Insurance Co.	2,193	183,094
Arch Capital Group Ltd.[a]	7,636	514,437
Aspen Insurance Holdings Ltd.	10,308	265,946
Assurant Inc.	16,073	481,065
Axis Capital Holdings Ltd.	19,498	563,297
CIGNA Corp.	37,040	1,031,194
Cincinnati Financial Corp.	20,708	525,155
CNA Financial Corp.[a]	4,027	87,668
Erie Indemnity Co. Class A	4,340	152,985
Everest Re Group Ltd.	7,815	683,734
Fidelity National Financial Inc. Class A	31,598	428,785
First American Corp.	11,236	341,462
Genworth Financial Inc. Class Aa	65,497	695,578
Hanover Insurance Group Inc. (The)	7,078	297,771
Hartford Financial Services Group Inc. (The)	52,550	1,288,526
HCC Insurance Holdings Inc.	15,285	403,371

30	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2009

Security	Shares	Value
Lincoln National Corp.	34,874	$831,047
MBIA Inc.[a]	22,149	89,925
Mercury General Corp.	3,597	131,147
Old Republic International Corp.	30,923	330,258
PartnerRe Ltd.	7,716	590,120
Principal Financial Group Inc.	40,934	1,024,987
Reinsurance Group of America Inc.	9,907	456,713
RenaissanceRe Holdings Ltd.	8,491	445,777
Torchmark Corp.	11,282	458,049
Transatlantic Holdings Inc.	7,834	395,617
Unum Group	45,133	900,403
W.R. Berkley Corp.	19,207	474,797
White Mountains Insurance Group Ltd.	1,050	324,880
XL Capital Ltd. Class A	46,645	765,444

		15,963,170

INTERNET – 0.87%
Liberty Media Corp. - Liberty
Interactive Group Series Aa,b	76,930	872,386

		872,386

IRON & STEEL – 1.06%
Steel Dynamics Inc.	29,164	390,506
United States Steel Corp.	19,520	673,245

		1,063,751

LEISURE TIME – 1.16%
Harley-Davidson Inc.	31,726	790,612
Royal Caribbean Cruises Ltd.[a]	18,423	372,697

		1,163,309

LODGING – 0.42%
Wyndham Worldwide Corp.	24,498	417,691

		417,691

MACHINERY – 0.30%
Terex Corp.[a]	14,665	296,526

		296,526

MANUFACTURING – 3.73%
Eaton Corp.	22,579	1,364,901
Ingersoll-Rand PLC	43,267	1,366,805
SPX Corp.	6,677	352,412
Textron Inc.	36,734	653,131

		3,737,249

Security	Shares	Value
MEDIA – 1.80%
CBS Corp. Class A	1,902	$22,444
CBS Corp. Class B NVS	79,644	937,410
DISH Network Corp. Class Aa	28,638	498,301
Washington Post Co. (The) Class B	804	347,328

		1,805,483

METAL FABRICATE & HARDWARE – 0.23%
Commercial Metals Co.	15,412	228,714

		228,714

OFFICE & BUSINESS EQUIPMENT – 1.58%
Pitney Bowes Inc.	28,289	693,080
Xerox Corp.	118,854	893,782

		1,586,862

OIL & GAS – 2.48%
Forest Oil Corp.[a]	13,823	270,931
Newfield Exploration Co.[a]	17,948	736,227
Patterson-UTI Energy Inc.	21,235	330,841
Sunoco Inc.	16,008	493,046
Tesoro Corp.	18,989	268,504
Whiting Petroleum Corp.[a]	6,924	390,514

		2,490,063

OIL & GAS SERVICES – 0.29%
Tidewater Inc.	7,078	294,940

		294,940

PACKAGING & CONTAINERS – 2.46%
Bemis Co. Inc.	14,709	379,933
Crown Holdings Inc.[a]	21,793	580,783
Owens-Illinois Inc.[a]	22,729	724,601
Sealed Air Corp.	21,538	414,176
Sonoco Products Co.	13,618	364,282

		2,463,775

PHARMACEUTICALS – 0.63%
King Pharmaceuticals Inc.[a]	33,758	341,969
Warner Chilcott PLC Class Aa,b	13,200	292,380

		634,349

PIPELINES – 1.84%
El Paso Corp.	96,154	943,271
National Fuel Gas Co.	9,186	416,493
ONEOK Inc.	13,465	487,568

		1,847,332

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2009

Security	Shares	Value
REAL ESTATE – 0.32%
CB Richard Ellis Group Inc. Class Aa	30,754	$318,304

		318,304

REAL ESTATE INVESTMENT TRUSTS – 4.58%
AMB Property Corp.	19,935	438,171
Annaly Capital Management Inc.	74,221	1,255,077
Camden Property Trust	8,799	318,964
Duke Realty Corp.	30,712	345,203
Host Hotels & Resorts Inc.	81,339	822,337
Liberty Property Trust	15,135	444,515
Mack-Cali Realty Corp.	10,686	330,732
Senior Housing Properties Trust	17,265	332,869
Weingarten Realty Investors	16,282	301,217

		4,589,085

RETAIL – 3.72%
AutoNation Inc.[a,b]	10,362	178,641
Foot Locker Inc.	21,321	223,444
J.C. Penney Co. Inc.	28,243	935,691
Limited Brands Inc.	37,469	659,454
Macy’s Inc.	57,219	1,005,338
Nordstrom Inc.	22,948	729,287

		3,731,855

SAVINGS & LOANS – 0.82%
First Niagara Financial Group Inc.	24,948	320,332
New York Community Bancorp Inc.	46,938	506,461

		826,793

SEMICONDUCTORS – 1.17%
Advanced Micro Devices Inc.[a]	83,558	384,367
Micron Technology Inc.[a]	115,422	783,715

		1,168,082

TELECOMMUNICATIONS – 3.97%
CenturyTel Inc.	40,280	1,307,489
Frontier Communications Corp.	42,762	306,604
Level 3 Communications Inc.[a]	221,264	261,092
Qwest Communications International Inc.	189,138	679,005
Telephone and Data Systems Inc.	7,093	210,095
United States Cellular Corp.[a]	2,181	79,846
Virgin Media Inc.	39,830	556,425
Windstream Corp.	59,944	577,860

		3,978,416

Security	Shares	Value

TOYS, GAMES & HOBBIES – 0.93%
Mattel Inc.	49,262	$932,530

		932,530

TRANSPORTATION – 0.31%
Ryder System Inc.	7,555	306,355

		306,355

TOTAL COMMON STOCKS
(Cost: $116,663,953)		100,121,395

SHORT-TERM INVESTMENTS – 2.37%

MONEY MARKET FUNDS – 2.37%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[c,d,e]	1,994,096	1,994,096
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	293,763	293,763
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	86,196	86,196

		2,374,055

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,374,055)		2,374,055

TOTAL INVESTMENTS IN SECURITIES – 102.23% (Cost: $119,038,008)		102,495,450

Other Assets, Less Liabilities – (2.23)%		(2,238,678)

NET ASSETS – 100.00%		$100,256,772

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

32	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.91%

AEROSPACE & DEFENSE – 3.66%
AAR Corp.[a]	17,655	$346,215
BE Aerospace Inc.[a]	46,088	817,140
Curtiss-Wright Corp.	20,608	614,531
Esterline Technologies Corp.[a]	13,530	569,748
Moog Inc. Class Aa	17,551	438,248
Spirit AeroSystems Holdings Inc. Class Aa	47,690	759,225
Teledyne Technologies Inc.[a]	16,345	558,345
Triumph Group Inc.	7,595	355,522

		4,458,974

AIRLINES – 1.05%
AirTran Holdings Inc.[a]	54,275	229,583
JetBlue Airways Corp.[a]	115,407	572,419
UAL Corp.[a,b]	74,248	483,354

		1,285,356

APPAREL – 2.20%
Carter’s Inc.[a]	25,787	608,573
Hanesbrands Inc.[a]	42,724	923,693
Liz Claiborne Inc.	43,366	248,921
Timberland Co. Class Aa	20,431	330,574
Wolverine World Wide Inc.	22,323	571,022

		2,682,783

BANKS – 3.99%
BancFirst Corp.	3,205	115,733
Bank Mutual Corp.	21,390	150,158
First Citizens BancShares Inc. Class A	2,473	368,477
First Financial Bankshares Inc.	9,429	456,835
First Financial Corp.	4,961	137,569
1st Source Corp.	6,379	94,537
Glacier Bancorp Inc.	28,029	366,900
Hancock Holding Co.	13,990	507,417
Home Bancshares Inc.	9,433	204,036
IBERIABANK Corp.	9,084	393,428
International Bancshares Corp.	24,255	360,187
NBT Bancorp Inc.	15,564	339,295
Prosperity Bancshares Inc.	20,987	751,125
Texas Capital Bancshares Inc.[a]	15,797	230,162
Wilmington Trust Corp.	31,584	380,587

		4,856,446

Security	Shares	Value
BEVERAGES – 0.04%
National Beverage Corp.[a]	4,605	$50,425

		50,425

BIOTECHNOLOGY – 0.86%
Geron Corp.[a,b]	41,506	253,602
Nektar Therapeutics[a]	41,606	337,841
PDL BioPharma Inc.	54,193	455,763

		1,047,206

BUILDING MATERIALS – 0.59%
Simpson Manufacturing Co. Inc.[b]	17,380	406,518
Universal Forest Products Inc.	8,735	311,665

		718,183

CHEMICALS – 2.08%
Minerals Technologies Inc.	8,542	420,779
NewMarket Corp.	4,973	464,975
NL Industries Inc.	3,650	22,630
OM Group Inc.[a]	14,051	379,658
Solutia Inc.[a]	53,930	593,230
Valhi Inc.	5,172	48,565
W.R. Grace & Co.[a]	27,463	601,165

		2,531,002

COAL – 0.32%
Patriot Coal Corp.[a,b]	35,072	396,314

		396,314

COMMERCIAL SERVICES – 3.53%
ABM Industries Inc.	19,655	369,121
Administaff Inc.	10,365	257,259
Arbitron Inc.	12,161	263,650
Chemed Corp.	10,223	463,306
Corporate Executive Board Co. (The)	15,577	374,004
DynCorp International Inc.[a]	11,232	190,944
Euronet Worldwide Inc.[a]	21,736	514,056
Global Cash Access Inc.[a]	15,875	100,489
Landauer Inc.	4,166	215,757
MAXIMUS Inc.	7,937	367,166
McGrath RentCorp	10,785	213,004
MPS Group Inc.[a]	41,949	567,150
RSC Holdings Inc.[a]	21,990	148,213
TeleTech Holdings Inc.[a]	14,310	256,006

		4,300,125

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2009

Security	Shares	Value
COMPUTERS – 2.89%
CACI International Inc. Class Aa	13,670	$650,965
Electronics For Imaging Inc.[a]	22,429	261,522
Mentor Graphics Corp.[a]	43,786	319,638
Palm Inc.[a]	66,228	768,907
Perot Systems Corp. Class Aa	39,354	1,178,259
STEC Inc.[a,b]	15,845	337,815

		3,517,106

COSMETICS & PERSONAL CARE – 0.32%
Bare Escentuals Inc.[a]	30,699	387,728

		387,728

DISTRIBUTION & WHOLESALE – 2.53%
Brightpoint Inc.[a]	30,100	221,837
Central European Distribution Corp.[a]	22,571	702,184
Owens & Minor Inc.	18,978	776,010
Pool Corp.	22,039	431,524
ScanSource Inc.[a]	11,976	304,071
Watsco Inc.	12,670	648,957

		3,084,583

DIVERSIFIED FINANCIAL SERVICES – 3.38%
AmeriCredit Corp.[a]	27,196	480,009
Cohen & Steers Inc.[b]	9,278	179,344
Financial Federal Corp.	11,709	239,098
GFI Group Inc.	29,210	150,431
GLG Partners Inc.[a]	78,137	204,719
Interactive Brokers Group Inc. Class Aa	18,522	296,537
KBW Inc.[a]	15,877	444,556
Knight Capital Group Inc. Class Aa	42,357	713,715
MF Global Ltd.[a]	44,547	317,175
Ocwen Financial Corp.[a]	32,327	353,334
Piper Jaffray Companies[a]	8,971	416,165
Portfolio Recovery Associates Inc.[a,b]	6,971	321,642

		4,116,725

ELECTRICAL COMPONENTS & EQUIPMENT – 1.34%
Belden Inc.	21,186	486,219
EnerSys Inc.[a]	18,853	416,651
GrafTech International Ltd.[a]	54,464	735,264

		1,638,134

Security	Shares	Value
ELECTRONICS – 2.96%
AVX Corp.	23,277	$263,496
Benchmark Electronics Inc.[a]	29,672	498,490
Brady Corp. Class A	22,221	601,745
Checkpoint Systems Inc.[a]	17,602	238,859
Cubic Corp.	7,271	252,376
Cymer Inc.[a]	13,532	463,336
Plexus Corp.[a]	17,885	452,490
Thomas & Betts Corp.[a]	24,290	830,961

		3,601,753

ENGINEERING & CONSTRUCTION – 1.61%
EMCOR Group Inc.[a]	29,777	703,333
Granite Construction Inc.	15,618	446,050
Insituform Technologies Inc. Class Aa	17,454	370,025
Layne Christensen Co.[a]	8,868	229,681
Tutor Perini Corp.[a]	12,379	218,489

		1,967,578

ENTERTAINMENT – 0.80%
Churchill Downs Inc.	4,705	147,643
Cinemark Holdings Inc.	16,776	194,434
International Speedway Corp. Class A	12,717	324,411
National CineMedia Inc.	19,062	304,992

		971,480

ENVIRONMENTAL CONTROL – 0.52%
Darling International Inc.[a]	37,333	259,464
Mine Safety Appliances Co.	14,475	368,968

		628,432

FOOD – 2.64%
American Italian Pasta Co. Class Aa	9,501	258,142
Cal-Maine Foods Inc.[b]	5,597	151,959
Hain Celestial Group Inc.[a]	18,421	323,104
J&J Snack Foods Corp.	6,326	247,789
Lance Inc.	14,592	351,959
Ruddick Corp.	19,223	513,639
Sanderson Farms Inc.	8,082	295,720
Tootsie Roll Industries Inc.[b]	10,587	262,663
TreeHouse Foods Inc.[a]	14,378	537,737
Winn-Dixie Stores Inc.[a]	24,526	271,993

		3,214,705

34	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2009

Security	Shares	Value
FOREST PRODUCTS & PAPER – 0.80%
Deltic Timber Corp.	5,171	$219,768
Rock-Tenn Co. Class A	17,321	758,660

		978,428

GAS – 0.79%
Laclede Group Inc. (The)	9,373	287,845
New Jersey Resources Corp.	19,069	671,229

		959,074

HAND & MACHINE TOOLS – 1.04%
Baldor Electric Co.	19,410	501,749
Regal Beloit Corp.	16,323	765,222

		1,266,971

HEALTH CARE - PRODUCTS – 0.44%
Invacare Corp.	14,118	316,667
Sirona Dental Systems Inc.[a]	7,973	214,553

		531,220

HEALTH CARE - SERVICES – 3.23%
AMERIGROUP Corp.[a]	24,136	532,199
AmSurg Corp.[a]	13,960	294,137
Centene Corp.[a]	20,673	368,600
Gentiva Health Services Inc.[a]	13,134	315,216
Magellan Health Services Inc.[a]	16,086	516,843
Molina Healthcare Inc.[a]	5,964	111,646
Sun Healthcare Group Inc.[a]	19,859	180,320
Tenet Healthcare Corp.[a]	218,661	1,119,544
WellCare Health Plans Inc.[a]	18,937	494,824

		3,933,329

HOME BUILDERS – 0.37%
Thor Industries Inc.	17,306	453,763

		453,763

HOME FURNISHINGS – 1.49%
Harman International Industries Inc.	31,588	1,188,025
Tempur-Pedic International Inc.[a]	32,205	623,811

		1,811,836

HOUSEHOLD PRODUCTS & WARES – 1.12%
Central Garden & Pet Co.[a]	8,456	83,884
Tupperware Brands Corp.	28,531	1,284,466

		1,368,350

Security	Shares	Value
HOUSEWARES – 0.65%
National Presto Industries Inc.	2,217	$192,724
Toro Co. (The)	16,356	605,499

		798,223

INSURANCE – 1.64%
Navigators Group Inc. (The)[a]	6,532	346,653
ProAssurance Corp.[a]	15,075	757,971
RLI Corp.	8,843	442,150
Zenith National Insurance Corp.	15,996	456,366

		2,003,140

INTERNET – 1.94%
Ariba Inc.[a]	39,819	470,661
Avocent Corp.[a]	20,371	506,627
EarthLink Inc.	48,171	390,185
NutriSystem Inc.[b]	13,999	301,258
TIBCO Software Inc.[a]	79,492	695,555

		2,364,286

IRON & STEEL – 0.35%
Schnitzer Steel Industries Inc. Class A	10,012	432,919

		432,919

LEISURE TIME – 0.17%
Callaway Golf Co.	29,472	201,588

		201,588

LODGING – 0.49%
Boyd Gaming Corp.[a]	25,901	190,631
Choice Hotels International Inc.	13,613	405,940

		596,571

MACHINERY – 2.42%
Applied Industrial Technologies Inc.	17,611	356,271
Astec Industries Inc.[a]	7,797	179,331
Gardner Denver Inc.[a]	23,568	846,327
Graco Inc.	27,365	753,632
Manitowoc Co. Inc. (The)	59,160	540,722
Robbins & Myers Inc.	11,775	273,180

		2,949,463

MACHINERY - DIVERSIFIED – 0.21%
Chart Industries Inc.[a]	12,848	254,005

		254,005

MANUFACTURING – 1.77%
Actuant Corp. Class A	30,026	468,706
Acuity Brands Inc.	19,633	621,581

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2009

Security	Shares	Value
Ameron International Corp.	3,880	$228,842
Brink’s Co. (The)	20,858	494,960
Griffon Corp.[a]	22,486	197,202
Tredegar Corp.	10,962	149,412

		2,160,703

MEDIA – 0.66%
Liberty Media Corp. - Liberty
Capital Group Series Aa	38,674	800,165

		800,165

METAL FABRICATE & HARDWARE – 0.96%
CIRCOR International Inc.	7,681	209,307
Mueller Industries Inc.	16,826	398,103
Mueller Water Products Inc. Class A	52,506	235,227
Worthington Industries Inc.	29,313	323,909

		1,166,546

MINING – 1.00%
AMCOL International Corp.	11,782	306,803
Hecla Mining Co.[a,b]	107,772	442,943
Stillwater Mining Co.[a]	20,751	128,656
Titanium Metals Corp.	38,999	335,391

		1,213,793

OFFICE FURNISHINGS – 0.32%
Herman Miller Inc.	25,470	393,512

		393,512

OIL & GAS – 4.03%
Atlas Energy Inc.	25,739	673,847
Berry Petroleum Co. Class A	18,093	458,838
Bill Barrett Corp.[a]	15,238	472,073
CVR Energy Inc.[a]	25,043	263,452
Delek US Holdings Inc.	6,699	45,218
Mariner Energy Inc.[a]	46,407	591,225
Parker Drilling Co.[a]	52,721	274,149
Rosetta Resources Inc.[a]	23,862	322,853
St. Mary Land & Exploration Co.	28,337	966,292
Unit Corp.[a]	21,486	839,673

		4,907,620

OIL & GAS SERVICES – 3.57%
Cal Dive International Inc.[a]	21,291	163,515
Exterran Holdings Inc.[a]	28,453	581,295
Global Industries Ltd.[a]	47,145	343,687
Hornbeck Offshore Services Inc.[a]	10,850	263,764

Security	Shares	Value
Key Energy Services Inc.[a]	56,270	$411,334
Lufkin Industries Inc.	6,773	386,400
NATCO Group Inc. Class Aa	9,044	395,042
Oil States International Inc.[a]	22,508	775,176
SEACOR Holdings Inc.[a]	8,642	702,335
Tetra Technologies Inc.[a]	34,300	324,478

		4,347,026

PACKAGING & CONTAINERS – 0.58%
Graphic Packaging Holding Co.[a]	35,703	81,760
Silgan Holdings Inc.	11,585	622,694

		704,454

PHARMACEUTICALS – 2.43%
MannKind Corp.[a,b]	27,085	141,384
Medicis Pharmaceutical Corp. Class A	26,815	567,674
Medivation Inc.[a]	15,254	389,282
NBTY Inc.[a]	25,486	927,945
Valeant Pharmaceuticals International[a]	31,786	934,508

		2,960,793

REAL ESTATE INVESTMENTTRUSTS – 5.72%
Acadia Realty Trust	17,983	285,930
BioMed Realty Trust Inc.	43,627	592,018
BRE Properties Inc. Class A	24,069	655,399
EastGroup Properties Inc.	11,763	432,996
Extra Space Storage Inc.	39,394	377,001
Home Properties Inc.	14,866	582,450
Investors Real Estate Trust	32,659	273,356
Mid-America Apartment Communities Inc.	12,768	559,494
Omega Healthcare Investors Inc.	37,153	563,239
PS Business Parks Inc.	8,594	420,848
Saul Centers Inc.	3,415	105,045
Tanger Factory Outlet Centers Inc.	18,039	686,745
Taubman Centers Inc.	23,973	731,416
Washington Real Estate Investment Trust	26,543	708,698

		6,974,635

RETAIL – 6.86%
Buckle Inc. (The)	12,055	361,771
Cash America International Inc.	13,417	405,998
CEC Entertainment Inc.[a]	10,458	305,478

36	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2009

Security	Shares	Value
Chico’s FAS Inc.[a]	79,998	$955,976
Children’s Place Retail Stores Inc. (The)[a]	11,003	346,044
DineEquity Inc.[a]	6,982	147,739
Dress Barn Inc.[a,b]	20,264	365,765
Fred’s Inc. Class A	16,879	199,847
J. Crew Group Inc.[a,b]	23,757	968,810
Jack in the Box Inc.[a]	25,842	484,796
Jo-Ann Stores Inc.[a]	12,099	322,075
Men’s Wearhouse Inc. (The)	21,269	492,803
Nu Skin Enterprises Inc. Class A	23,412	532,857
Pantry Inc. (The)[a]	10,054	141,862
Papa John’s International Inc.[a]	9,971	224,348
Penske Automotive Group Inc.	18,085	283,211
PriceSmart Inc.	6,530	126,029
Rite Aid Corp.[a,b]	275,915	355,930
Rush Enterprises Inc. Class Aa	12,107	132,208
Sally Beauty Holdings Inc.[a]	38,436	259,443
Systemax Inc.[a]	2,052	27,661
Ulta Salon Cosmetics & Fragrance Inc.[a]	15,807	239,318
World Fuel Services Corp.	13,333	677,983

		8,357,952

SAVINGS & LOANS – 0.37%
Brookline Bancorp Inc.	26,553	259,954
Northwest Bancorp Inc.	8,977	197,494

		457,448

SEMICONDUCTORS – 4.12%
Emulex Corp.[a]	37,537	379,124
Integrated Device Technology Inc.[a]	74,755	439,559
International Rectifier Corp.[a]	33,220	607,262
Intersil Corp. Class A	55,692	698,935
Micrel Inc.	20,117	150,274
QLogic Corp.[a]	54,144	949,686
Rambus Inc.[a,b]	47,863	765,808
Teradyne Inc.[a]	78,690	658,635
TriQuint Semiconductor Inc.[a]	68,626	369,894

		5,019,177

SOFTWARE – 4.56%
Acxiom Corp.[a]	35,773	410,674
CommVault Systems Inc.[a]	17,616	347,035
CSG Systems International Inc.[a]	15,934	260,362

Security	Shares	Value
JDA Software Group Inc.[a]	14,293	$283,573
Lawson Software Inc.[a]	56,642	357,411
MicroStrategy Inc. Class Aa	4,171	364,003
Novell Inc.[a]	157,321	643,443
Parametric Technology Corp.[a]	52,849	787,979
Solera Holdings Inc.	31,555	1,016,702
SYNNEX Corp.[a]	9,287	238,955
Take-Two Interactive Software Inc.[a]	36,496	400,361
VeriFone Holdings Inc.[a]	33,892	450,764

		5,561,262

TELECOMMUNICATIONS – 4.95%
ADC Telecommunications Inc.[a]	43,805	284,294
ADTRAN Inc.	28,366	653,553
Anixter International Inc.[a]	13,958	584,142
ARRIS Group Inc.[a]	56,457	579,249
Black Box Corp.	7,987	211,735
EchoStar Corp. Class Aa	17,314	314,422
JDS Uniphase Corp.[a]	97,682	546,042
MasTec Inc.[a]	21,900	258,420
NTELOS Holdings Corp.	13,244	199,984
Plantronics Inc.	22,295	537,532
Premiere Global Services Inc.[a]	25,851	193,107
RF Micro Devices Inc.[a]	110,067	438,067
SAVVIS Inc.[a]	18,140	268,291
Sonus Networks Inc.[a]	93,838	180,169
Sycamore Networks Inc.[a]	87,091	248,209
Syniverse Holdings Inc.[a]	31,184	534,182

		6,031,398

TEXTILES – 0.23%
UniFirst Corp.	6,537	275,012

		275,012

TRANSPORTATION – 2.65%
Con-way Inc.	22,337	736,898
Forward Air Corp.	13,138	280,365
Genco Shipping & Trading Ltd.[b]	12,622	251,052
GulfMark Offshore Inc.[a]	11,732	324,624
Heartland Express Inc.	25,314	344,270
Hub Group Inc. Class Aa	17,239	428,562
Overseas Shipholding Group Inc.	10,809	424,253
Werner Enterprises Inc.	23,309	437,044

		3,227,068

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2009

Security	Shares	Value
TRUCKING & LEASING – 0.41%
GATX Corp.	18,456	$501,634

		501,634

WATER – 0.26%
California Water Service Group	8,804	321,962

		321,962

TOTAL COMMON STOCKS
(Cost: $124,181,258)		121,740,364

SHORT-TERM INVESTMENTS – 4.26%

MONEY MARKET FUNDS – 4.26%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[c,d,e]	4,418,920	4,418,920
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18% [c,d,e]	650,978	650,978
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	120,091	120,091

		5,189,989

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,189,989)		5,189,989

TOTAL INVESTMENTS IN SECURITIES – 104.17%
(Cost: $129,371,247)		126,930,353

Other Assets, Less Liabilities – (4.17)%		(5,085,112)

NET ASSETS – 100.00%		$121,845,241

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

38	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.95%

AEROSPACE & DEFENSE – 0.73%
AeroVironment Inc.[a]	4,209	$112,212
HEICO Corp.	1,780	67,693
HEICO Corp. Class A	3,894	120,169
Orbital Sciences Corp.[a]	16,425	211,554

		511,628

AIRLINES – 0.21%
Allegiant Travel Co.[a]	3,860	145,561

		145,561

APPAREL – 2.36%
Deckers Outdoor Corp.[a]	3,762	337,339
Gymboree Corp.[a]	8,334	354,778
Iconix Brand Group Inc.[a]	20,362	237,421
True Religion Apparel Inc.[a,b]	7,244	186,678
Warnaco Group Inc. (The)[a]	13,088	530,457

		1,646,673

AUTO MANUFACTURERS – 0.13%
Force Protection Inc.[a]	19,979	87,908

		87,908

AUTO PARTS & EQUIPMENT – 0.62%
WABCO Holdings Inc.	18,366	435,642

		435,642

BANKS – 1.44%
Pinnacle Financial Partners Inc.[a]	9,508	120,752
PrivateBancorp Inc.	13,583	124,013
Signature Bank[a]	11,652	367,737
SVB Financial Group[a]	9,438	389,317

		1,001,819

BIOTECHNOLOGY – 2.51%
Acorda Therapeutics Inc.[a]	10,760	233,815
AMAG Pharmaceuticals Inc.[a]	4,838	182,780
Celera Corp.[a]	23,069	142,797
Genomic Health Inc.[a]	4,634	86,053
Halozyme Therapeutics Inc.[a]	21,596	130,872
Integra LifeSciences Holdings Corp.[a]	6,143	187,607
InterMune Inc.[a]	10,510	126,961
Martek Biosciences Corp.[a]	9,489	170,422
Regeneron Pharmaceuticals Inc.[a]	18,040	283,228
Seattle Genetics Inc.[a]	22,730	206,388

		1,750,923

Security	Shares	Value
BUILDING MATERIALS – 0.84%
Broadwind Energy Inc.[a,b]	8,929	$52,145
Eagle Materials Inc.	12,479	310,103
Texas Industries Inc.	6,631	220,746

		582,994

COAL – 0.16%
International Coal Group Inc.[a]	26,576	108,696

		108,696

COMMERCIAL SERVICES – 8.91%
Aaron’s Inc.	13,324	333,766
American Public Education Inc.[a]	5,196	165,752
Brink’s Home Security Holdings Inc.[a]	13,140	407,077
Capella Education Co.[a]	4,241	292,205
CBIZ Inc.[a]	14,163	99,708
Coinstar Inc.[a]	8,046	255,380
Corinthian Colleges Inc.[a]	22,737	360,609
CoStar Group Inc.[a,b]	5,812	225,622
Forrester Research Inc.[a]	4,199	106,361
Gartner Inc.[a]	18,239	339,610
GEO Group Inc. (The)[a]	14,611	309,023
Grand Canyon Education Inc.[a]	4,514	73,217
Healthcare Services Group Inc.	11,110	219,423
HMS Holdings Corp.[a]	7,426	318,798
Huron Consulting Group Inc.[a]	6,146	142,587
K12 Inc.[a]	6,042	96,914
Korn/Ferry International[a]	12,803	204,336
Lincoln Educational Services Corp.[a]	2,438	48,321
Navigant Consulting Inc.[a]	14,305	203,703
PAREXEL International Corp.[a]	16,550	207,206
Resources Connection Inc.[a]	12,930	223,301
RiskMetrics Group Inc.[a]	8,785	129,052
Rollins Inc.	14,827	268,072
Sotheby’s	19,320	306,415
VistaPrint NVa	11,266	575,129
Wright Express Corp.[a]	10,977	306,368

		6,217,955

COMPUTERS – 3.66%
Cadence Design Systems Inc.[a]	75,518	461,415
Jack Henry & Associates Inc.	24,014	554,003
Riverbed Technology Inc.[a]	15,935	326,508
SRA International Inc. Class Aa	12,423	233,055
Sykes Enterprises Inc.[a]	10,185	241,792

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2009

Security	Shares	Value
Synaptics Inc.[a,b]	9,747	$219,308
Syntel Inc.	6,508	233,182
3PAR Inc.[a]	9,502	89,414
Tyler Technologies Inc.[a]	10,110	192,292

		2,550,969

COSMETICS & PERSONAL CARE – 0.50%
Chattem Inc.[a]	5,455	345,683

		345,683

DISTRIBUTION & WHOLESALE – 0.26%
Beacon Roofing Supply Inc.[a]	12,817	184,052

		184,052

DIVERSIFIED FINANCIAL SERVICES – 1.36%
Credit Acceptance Corp.[a]	1,629	55,989
Investment Technology Group Inc.[a]	12,479	269,172
optionsXpress Holdings Inc.	12,953	202,455
Stifel Financial Corp.[a]	8,160	423,994

		951,610

ELECTRIC – 0.28%
Ormat Technologies Inc.	5,172	195,502

		195,502

ELECTRICAL COMPONENTS & EQUIPMENT – 0.94%
American Superconductor Corp.[a,b]	11,564	387,625
Energy Conversion Devices Inc.[a,b]	13,085	140,925
Greatbatch Inc.[a]	6,575	129,330

		657,880

ELECTRONICS – 5.46%
American Science and
Engineering Inc.	2,552	168,738
Analogic Corp.	3,650	136,291
Badger Meter Inc.	4,228	157,578
Cogent Inc.[a]	11,059	106,719
Dionex Corp.[a]	5,070	344,152
FEI Co.[a]	10,650	253,577
Gentex Corp.	39,456	631,691
II-VI Inc.[a]	7,226	191,272
Itron Inc.[a]	11,462	688,178
L-1 Identity Solutions Inc.[a]	24,126	142,585
Rofin-Sinar Technologies Inc.[a]	8,252	177,005
Varian Inc.[a]	8,299	424,909
Woodward Governor Co.	16,403	385,635

		3,808,330

Security	Shares	Value
ENERGY - ALTERNATE SOURCES – 0.17%
Ener1 Inc.[a]	15,097	$75,334
GT Solar International Inc.[a]	8,571	44,998

		120,332

ENGINEERING & CONSTRUCTION – 0.21%
Stanley Inc.[a]	5,157	145,685

		145,685

ENTERTAINMENT – 1.50%
Bally Technologies Inc.[a]	15,589	614,051
Pinnacle Entertainment Inc.[a]	17,066	144,208
Vail Resorts Inc.[a]	8,328	286,816

		1,045,075

ENVIRONMENTAL CONTROL – 1.52%
Calgon Carbon Corp.[a]	15,429	244,395
Clean Harbors Inc.[a]	6,553	369,917
Tetra Tech Inc.[a]	17,268	444,306

		1,058,618

FOOD – 0.39%
United Natural Foods Inc.[a]	11,260	271,479

		271,479

HAND & MACHINE TOOLS – 0.21%
Franklin Electric Co. Inc.	5,495	149,904

		149,904

HEALTH CARE - PRODUCTS – 7.47%
Align Technology Inc.[a]	16,792	263,970
American Medical Systems Holdings Inc.[a]	21,143	326,025
Bruker Corp.[a]	14,674	159,066
Cepheid Inc.[a]	16,464	218,477
ev3 Inc.[a]	19,687	231,913
Haemonetics Corp.[a]	7,360	379,040
ICU Medical Inc.[a]	3,844	134,540
Immucor Inc.[a]	20,052	358,530
Luminex Corp.[a]	11,797	173,652
Masimo Corp.[a]	14,890	395,627
Meridian Bioscience Inc.	11,595	257,293
NuVasive Inc.[a,b]	10,434	378,650
PSS World Medical Inc.[a]	17,348	350,777
Steris Corp.	15,472	452,711
Thoratec Corp.[a]	16,082	422,313
Volcano Corp.[a]	11,569	166,015

40	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2009

Security	Shares	Value
West Pharmaceutical Services Inc.	9,412	$371,492
Wright Medical Group Inc.[a]	10,792	175,370

		5,215,461

HEALTH CARE - SERVICES – 2.08%
Amedisys Inc.[a,b]	7,825	311,357
athenahealth Inc.[a]	9,049	340,333
Emeritus Corp.[a]	5,808	108,377
Genoptix Inc.[a]	4,815	167,514
LHC Group Inc.[a]	4,285	119,594
National Healthcare Corp.	2,570	92,443
Psychiatric Solutions Inc.[a]	15,209	313,914

		1,453,532

HOME FURNISHINGS – 0.48%
TiVo Inc.[a]	31,064	337,976

		337,976

HOUSEHOLD PRODUCTS & WARES – 0.52%
Fossil Inc.[a]	13,526	361,550

		361,550

INSURANCE – 0.37%
Tower Group Inc.	10,460	257,107

		257,107

INTERNET – 3.79%
Blue Coat Systems Inc.[a]	10,572	235,544
Blue Nile Inc.[a]	4,186	251,369
CyberSource Corp.[a]	19,936	326,552
DealerTrack Holdings Inc.[a]	10,586	174,457
Digital River Inc.[a]	10,939	249,737
GSI Commerce Inc.[a]	7,205	136,679
j2 Global Communications Inc.[a]	12,743	260,594
Rackspace Hosting Inc.[a]	21,893	366,708
Sapient Corp.[a]	25,582	208,237
ValueClick Inc.[a]	24,855	244,573
Websense Inc.[a]	11,699	187,886

		2,642,336

LEISURE TIME – 1.08%
Life Time Fitness Inc.[a]	11,862	255,626
WMS Industries Inc.[a]	12,468	498,471

		754,097

MACHINERY – 2.25%
Cognex Corp.	10,298	165,695
Intermec Inc.[a]	13,765	169,585

Security	Shares	Value
Lindsay Corp.	3,278	$107,617
Middleby Corp. (The)[a]	5,264	238,512
Nordson Corp.	8,756	462,054
Zebra Technologies Corp. Class Aa	17,023	425,575

		1,569,038

MANUFACTURING – 1.49%
ESCO Technologies Inc.[a]	7,434	292,008
Hexcel Corp.[a]	27,588	303,468
Matthews International Corp. Class A	8,731	320,690
Raven Industries Inc.	4,943	122,092

		1,038,258

MEDIA – 1.10%
CKX Inc.[a]	18,571	118,854
Sirius XM Radio Inc.[a,b]	1,105,440	647,788

		766,642

METAL FABRICATE & HARDWARE – 0.67%
Kaydon Corp.	9,521	333,140
RBC Bearings Inc.[a]	6,248	134,394

		467,534

MINING – 0.73%
Royal Gold Inc.	11,584	511,665

		511,665

OIL & GAS – 2.79%
Apco Oil & Gas International Inc.	2,584	54,910
Arena Resources Inc.[a]	10,946	407,848
Atwood Oceanics Inc.[a]	15,951	566,101
BPZ Resources Inc.[a]	29,665	186,890
Carrizo Oil & Gas Inc.[a,b]	7,940	184,049
Contango Oil & Gas Co.[a]	3,796	180,879
Goodrich Petroleum Corp.[a,b]	7,560	194,065
McMoRan Exploration Co.[a]	22,464	172,748

		1,947,490

OIL & GAS SERVICES – 1.22%
CARBO Ceramics Inc.	5,855	341,873
Dril-Quip Inc.[a]	8,651	420,352
RPC Inc.	9,409	87,974

		850,199

PHARMACEUTICALS – 6.53%
Alkermes Inc.[a]	27,117	216,122
Allos Therapeutics Inc.[a]	22,899	129,379
Alnylam Pharmaceuticals Inc.[a]	10,358	176,500

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2009

Security	Shares	Value
Amylin Pharmaceuticals Inc.[a]	40,381	$445,806
Auxilium Pharmaceuticals Inc.[a]	12,236	384,945
BioMarin Pharmaceutical Inc.[a]	28,534	443,989
Catalyst Health Solutions Inc.[a]	10,850	340,365
Cubist Pharmaceuticals Inc.[a]	16,492	279,374
Isis Pharmaceuticals Inc.[a]	26,543	336,300
Medicines Co. (The)[a]	15,198	109,274
Onyx Pharmaceuticals Inc.[a]	17,515	465,899
PharMerica Corp.[a]	8,724	134,611
Theravance Inc.[a]	15,227	212,721
United Therapeutics Corp.[a]	13,356	568,164
ViroPharma Inc.[a]	22,122	166,800
XenoPort Inc.[a]	8,696	145,310

		4,555,559

REAL ESTATE – 0.23%
Hilltop Holdings Inc.[a]	13,671	161,865

		161,865

REAL ESTATE INVESTMENT TRUSTS – 0.81%
Alexander’s Inc.[a]	754	199,750
Equity Lifestyle Properties Inc.	7,904	367,141

		566,891

RETAIL – 6.47%
Bebe Stores Inc.	8,395	52,553
Buffalo Wild Wings Inc.[a]	5,151	211,243
Casey’s General Stores Inc.	14,522	457,879
Cheesecake Factory Inc. (The)[a]	16,252	295,461
Dick’s Sporting Goods Inc.[a]	24,968	566,524
EZCORP Inc.[a]	12,167	157,806
Hibbett Sports Inc.[a]	8,152	152,768
Jos. A. Bank Clothiers Inc.[a]	5,191	212,727
MSC Industrial Direct Co. Inc. Class A	12,569	541,095
99 Cents Only Stores[a]	10,445	118,760
P.F. Chang’s China Bistro Inc.[a,b]	6,322	184,539
Panera Bread Co. Class Aa	8,518	510,910
Sonic Corp.[a]	17,331	162,045
Texas Roadhouse Inc.[a,b]	14,822	140,364
Tractor Supply Co.[a]	10,387	464,299
Under Armour Inc. Class Aa	10,763	288,987

		4,517,960

Security	Shares	Value
SAVINGS & LOANS – 0.94%
Beneficial Mutual Bancorp Inc.[a]	10,519	$97,301
Investors Bancorp Inc.[a]	12,908	139,923
Kearny Financial Corp.	5,911	58,223
NewAlliance Bancshares Inc.	28,650	317,442
Oritani Financial Corp.	3,123	40,006

		652,895

SEMICONDUCTORS – 8.50%
Cabot Microelectronics Corp.[a]	6,700	214,266
Cavium Networks Inc.[a]	10,505	199,175
Cypress Semiconductor Corp.[a]	41,512	349,946
Diodes Inc.[a]	9,135	149,631
FormFactor Inc.[a]	14,184	240,986
Hittite Microwave Corp.[a]	5,504	202,547
IPG Photonics Corp.[a]	7,410	101,221
Microsemi Corp.[a]	23,266	309,670
MKS Instruments Inc.[a]	12,460	194,874
Monolithic Power Systems Inc.[a]	9,691	193,723
NetLogic Microsystems Inc.[a]	5,325	202,403
Novellus Systems Inc.[a]	27,988	575,993
PMC-Sierra Inc.[a]	63,830	543,832
Power Integrations Inc.	7,750	241,800
Semtech Corp.[a]	17,356	268,497
Silicon Laboratories Inc.[a]	12,826	537,409
Skyworks Solutions Inc.[a]	47,821	498,773
Tessera Technologies Inc.[a]	14,205	314,073
Varian Semiconductor Equipment Associates Inc.[a]	20,814	590,909

		5,929,728

SOFTWARE – 6.83%
ACI Worldwide Inc.[a]	10,054	161,769
Advent Software Inc.[a]	4,043	154,523
Blackbaud Inc.	12,518	277,774
Blackboard Inc.[a]	8,376	297,097
Concur Technologies Inc.[a]	12,052	429,533
Eclipsys Corp.[a]	16,097	301,819
Informatica Corp.[a]	24,972	530,156
ManTech International Corp. Class Aa	6,297	276,186
MedAssets Inc.[a]	9,742	213,739
MSCI Inc. Class Aa	28,676	871,750
NetSuite Inc.[a,b]	6,730	94,018
Pegasystems Inc.	4,397	126,062

42	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2009

Security	Shares	Value
Phase Forward Inc.[a]	12,249	$160,584
Progress Software Corp.[a]	11,442	264,310
Quality Systems Inc.	5,156	314,619
Quest Software Inc.[a]	17,597	295,102

		4,769,041

STORAGE & WAREHOUSING – 0.21%
Mobile Mini Inc.[a]	9,998	144,971

		144,971

TELECOMMUNICATIONS – 6.66%
Atheros Communications Inc.[a]	17,694	435,626
Cbeyond Inc.[a]	7,084	94,571
Centennial Communications Corp.[a]	19,300	163,278
Ciena Corp.[a]	26,167	306,939
Clearwire Corp. Class Aa	17,940	112,304
Comtech Telecommunications Corp.[a]	8,064	259,016
Harmonic Inc.[a]	27,210	142,853
Infinera Corp.[a]	27,379	203,426
InterDigital Inc.[a]	12,532	257,658
NeuStar Inc. Class Aa	20,720	478,632
Neutral Tandem Inc.[a]	9,393	198,098
Polycom Inc.[a]	23,851	512,081
Starent Networks Corp.[a]	12,040	406,230
Tekelec[a]	18,942	284,509
tw telecom inc.[a]	42,717	538,234
Viasat Inc.[a]	8,838	257,628

		4,651,083

TRANSPORTATION – 2.10%
Genesee & Wyoming Inc. Class Aa	10,780	312,728
Kansas City Southern Industries Inc.[a]	27,190	658,814
Knight Transportation Inc.	16,804	269,536
Old Dominion Freight Line Inc.[a]	8,727	226,815

		1,467,893

WATER – 0.26%
PICO Holdings Inc.[a]	5,415	183,785

		183,785

TOTAL COMMON STOCKS
(Cost: $75,171,765)		69,749,474

Security	Shares	Value
SHORT-TERM INVESTMENTS – 5.28%

MONEY MARKET FUNDS – 5.28%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[c,d,e]	3,178,128	$3,178,128
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	468,190	468,190
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	41,481	41,481

		3,687,799

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,687,799)		3,687,799

TOTAL INVESTMENTS IN SECURITIES – 105.23% (Cost: $78,859,564)		73,437,273

Other Assets, Less Liabilities – (5.23)%		(3,650,902)

NET ASSETS – 100.00%		$69,786,371

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.87%

ADVERTISING – 0.73%
Harte-Hanks Inc.	18,610	$218,481
Lamar Advertising Co. Class Aa	27,550	669,465

		887,946

AGRICULTURE – 0.64%
Universal Corp.	11,942	496,668
Vector Group Ltd.[b]	19,512	283,119

		779,787

AIRLINES – 1.31%
Alaska Air Group Inc.[a]	17,507	450,280
Continental Airlines Inc. Class Ba	66,093	760,069
SkyWest Inc.	27,436	383,281

		1,593,630

APPAREL – 1.63%
Columbia Sportswear Co.	7,152	272,134
Jones Apparel Group Inc.	40,925	732,148
Phillips-Van Heusen Corp.	24,619	988,453

		1,992,735

AUTO MANUFACTURERS – 1.07%
Oshkosh Corp.	41,798	1,306,605

		1,306,605

AUTO PARTS & EQUIPMENT – 0.89%
Cooper Tire & Rubber Co.	28,354	432,682
Federal Mogul Corp. Class Aa	12,222	136,275
TRW Automotive Holdings Corp.[a]	32,691	511,614

		1,080,571

BANKS – 7.40%
Cathay General Bancorp	27,368	241,659
Chemical Financial Corp.	10,703	234,931
City Holding Co.	7,748	236,856
Community Bank System Inc.	15,825	294,503
CVB Financial Corp.[b]	45,651	365,665
East West Bancorp Inc.	41,557	375,260
F.N.B. Corp.	54,616	386,681
First Commonwealth Financial Corp.	38,177	200,429
First Midwest Bancorp Inc.	23,572	245,149
Fulton Financial Corp.	83,329	688,298
MB Financial Inc.	22,879	409,077
National Penn Bancshares Inc.	59,133	332,327

Security	Shares	Value
Old National Bancorp	40,460	$419,570
PacWest Bancorp	12,397	210,501
Park National Corp.	5,487	318,685
S&T Bancorp Inc.	13,415	211,286
Sterling Bancshares Inc.	39,905	222,271
Susquehanna Bancshares Inc.	41,703	229,784
Synovus Financial Corp.	202,949	450,547
TrustCo Bank Corp. NY	36,598	217,758
Trustmark Corp.	24,285	460,201
Umpqua Holdings Corp.	39,867	395,082
United Bancshares Inc.[b]	20,717	369,798
WesBanco Inc.	12,187	172,446
Westamerica Bancorporation[b]	13,906	664,707
Whitney Holding Corp.	44,129	354,356
Wintrust Financial Corp.	11,478	323,794

		9,031,621

BUILDING MATERIALS – 0.62%
Armstrong World Industries Inc.[a]	8,733	325,304
USG Corp.[a]	32,406	425,815

		751,119

CHEMICALS – 3.70%
Arch Chemicals Inc.	11,945	330,757
Cabot Corp.	24,272	532,285
Cytec Industries Inc.	23,301	772,894
H.B. Fuller Co.	23,305	445,359
Huntsman Corp.	78,523	624,258
Olin Corp.	33,194	506,872
Rockwood Holdings Inc.[a]	24,492	486,901
Sensient Technologies Corp.	23,335	590,142
Westlake Chemical Corp.	9,369	227,573

		4,517,041

COAL – 0.21%
James River Coal Co.[a]	13,286	252,301

		252,301

COMMERCIAL SERVICES – 3.07%
Convergys Corp.[a]	55,901	606,526
Deluxe Corp.	24,663	350,954
HealthSpring Inc.[a]	24,961	357,691
Hillenbrand Inc.	29,805	595,504
PHH Corp.[a]	26,016	420,419

44	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2009

Security	Shares	Value
Rent-A-Center Inc.[a]	31,808	$583,995
Service Corp. International	120,255	826,152

		3,741,241

COMPUTERS – 1.35%
Lexmark International Inc. Class Aa	37,568	957,984
Netezza Corp.[a]	23,444	216,623
Unisys Corp.[a]	16,174	471,310

		1,645,917

DISTRIBUTION & WHOLESALE – 1.63%
Tech Data Corp.[a]	24,198	929,929
United Stationers Inc.[a]	11,411	537,915
WESCO International Inc.[a]	20,279	518,331

		1,986,175

DIVERSIFIED FINANCIAL SERVICES – 0.72%
Advanta Corp. Class Bb	20,865	6,781
E*TRADE Financial Corp.[a]	535,106	781,255
Student Loan Corp. (The)	2,001	84,142

		872,178

ELECTRIC – 6.68%
ALLETE Inc.	13,440	454,944
Avista Corp.	26,255	497,795
Black Hills Corp.	18,727	456,377
CH Energy Group Inc.	7,644	316,538
Cleco Corp.	28,950	716,513
Dynegy Inc. Class Aa	242,862	485,724
El Paso Electric Co.[a]	21,713	407,119
Empire District Electric Co. (The)	16,566	299,182
Hawaiian Electric Industries Inc.	43,868	783,044
IDACORP Inc.	22,596	634,722
MGE Energy Inc.	11,098	388,652
NorthWestern Corp.	17,267	416,998
Otter Tail Corp.	15,345	356,925
PNM Resources Inc.	37,891	406,192
Portland General Electric Co.	36,004	669,314
UIL Holdings Corp.	14,347	368,431
UniSource Energy Corp.	17,068	492,924

		8,151,394

ELECTRONICS – 0.75%
Vishay Intertechnology Inc.[a]	82,847	516,137
Watts Water Technologies Inc. Class A	14,105	398,466

		914,603

Security	Shares	Value
ENTERTAINMENT – 0.19%
Speedway Motorsports Inc.	6,555	$88,755
Warner Music Group Corp.[a]	25,646	147,721

		236,476

ENVIRONMENTAL CONTROL – 0.26%
EnergySolutions Inc.	37,751	314,843

		314,843

FOOD – 1.55%
Del Monte Foods Co.	95,516	1,031,573
Fresh Del Monte Produce Inc.[a]	20,165	437,782
Seaboard Corp.	173	233,723
Weis Markets Inc.	5,448	192,859

		1,895,937

FOREST PRODUCTS & PAPER – 1.52%
Louisiana-Pacific Corp.[a]	58,627	307,792
P.H. Glatfelter Co.	22,067	233,248
Potlatch Corp.	19,013	530,653
Temple-Inland Inc.	50,933	786,915

		1,858,608

GAS – 2.60%
Nicor Inc.	21,523	798,073
Northwest Natural Gas Co.	12,795	534,959
South Jersey Industries Inc.	14,365	506,941
Southwest Gas Corp.	21,528	537,985
WGL Holdings Inc.	24,021	794,134

		3,172,092

HAND & MACHINE TOOLS – 0.74%
Kennametal Inc.	38,445	905,764

		905,764

HEALTH CARE - PRODUCTS – 0.98%
Cooper Companies Inc. (The)	21,723	608,461
Hill-Rom Holdings Inc.	29,972	587,151

		1,195,612

HEALTH CARE - SERVICES – 2.27%
Brookdale Senior Living Inc.[a,b]	26,409	444,728
Health Management Associates Inc. Class Aa	117,110	714,371
HealthSouth Corp.[a,b]	41,962	613,065
Kindred Healthcare Inc.[a]	18,862	277,271
LifePoint Hospitals Inc.[a]	25,520	722,982

		2,772,417

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2009

Security	Shares	Value
HOME BUILDERS – 2.16%
KB Home	36,761	$521,271
Lennar Corp. Class A	68,968	868,997
Lennar Corp. Class B	5,456	52,760
M.D.C. Holdings Inc.	17,352	566,022
Meritage Homes Corp.[a]	14,383	262,346
Ryland Group Inc.	19,785	367,012

		2,638,408

HOUSEHOLD PRODUCTS & WARES – 1.20%
Helen of Troy Ltd.[a]	13,637	311,469
Jarden Corp.	42,103	1,153,201

		1,464,670

INSURANCE – 9.12%
Allied World Assurance Holdings Ltd.	17,259	772,513
AmTrust Financial Services Inc.	11,637	131,265
Argo Group International Holdings Ltd.[a,b]	14,746	500,774
Assured Guaranty Ltd.	60,031	995,314
Baldwin & Lyons Inc. Class B	4,077	92,996
CNA Surety Corp.[a]	7,886	114,032
Delphi Financial Group Inc. Class A	22,902	496,973
Employers Holdings Inc.	22,426	332,353
Endurance Specialty Holdings Ltd.	24,467	880,567
Enstar Group Ltd.[a]	3,466	211,426
Greenlight Capital Re Ltd. Class Aa	14,479	270,178
Harleysville Group Inc.	6,114	191,552
Infinity Property and Casualty Corp.	6,614	255,763
Max Capital Group Ltd.[b]	22,726	469,292
MGIC Investment Corp.[a]	46,791	201,669
National Western Life Insurance Co. Class A	1,019	179,507
Platinum Underwriters Holdings Ltd.	23,860	853,472
Protective Life Corp.	41,014	789,520
Safety Insurance Group Inc.	7,450	249,352
Selective Insurance Group Inc.	25,417	389,388
StanCorp Financial Group Inc.	23,492	862,391
State Auto Financial Corp.	6,748	109,722
United Fire & Casualty Co.	11,089	193,836
Unitrin Inc.	21,946	430,142
Universal American Corp.[a]	20,531	205,310
Validus Holdings Ltd.	37,601	951,305

		11,130,612

Security	Shares	Value
INTERNET – 0.26%
United Online Inc.	40,289	$322,312

		322,312

IRON & STEEL – 1.05%
AK Steel Holding Corp.	52,348	830,763
Carpenter Technology Corp.	21,197	445,773

		1,276,536

LEISURE TIME – 0.86%
Brunswick Corp.	42,166	399,734
Polaris Industries Inc.	15,552	654,273

		1,054,007

LODGING – 0.35%
Ameristar Casinos Inc.	11,606	170,840
Gaylord Entertainment Co.[a]	16,847	253,210

		424,050

MACHINERY – 0.37%
Briggs & Stratton Corp.	23,845	445,902

		445,902

MANUFACTURING – 3.61%
A.O. Smith Corp.	11,793	467,357
Barnes Group Inc.	20,164	319,599
Carlisle Companies Inc.	29,246	907,796
Ceradyne Inc.[a]	12,497	201,452
Crane Co.	24,305	676,894
Eastman Kodak Co.[a]	122,439	459,146
Koppers Holdings Inc.	9,884	258,170
Lancaster Colony Corp.	9,806	476,375
Trinity Industries Inc.	38,101	643,145

		4,409,934

MEDIA – 1.85%
Gannett Co. Inc.[b]	109,954	1,079,748
Meredith Corp.[b]	17,341	469,247
New York Times Co. (The) Class Ab	46,371	369,577
Scholastic Corp.	13,412	333,556

		2,252,128

METAL FABRICATE & HARDWARE – 0.67%
Timken Co. (The)	37,004	815,198

		815,198

46	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2009

Security	Shares	Value
MINING – 1.96%
Century Aluminum Co.[a]	22,050	$191,174
Coeur d’Alene Mines Corp.[a]	36,107	725,029
Compass Minerals International Inc.	15,527	967,643
Kaiser Aluminum Corp.	7,453	297,747
USEC Inc.[a]	54,268	209,474

		2,391,067

OFFICE FURNISHINGS – 0.38%
HNI Corp.	17,595	463,100

		463,100

OIL & GAS – 2.04%
Alon USA Energy Inc.	5,437	45,671
Frontier Oil Corp.	49,615	687,664
Holly Corp.	20,144	584,377
Penn Virginia Corp.	21,838	442,220
Swift Energy Co.[a]	17,426	369,083
W&T Offshore Inc.	17,839	207,824
Western Refining Inc.[a,b]	26,318	147,644

		2,484,483

OIL & GAS SERVICES – 0.81%
Basic Energy Services Inc.[a]	11,704	81,928
Complete Production Services Inc.[a]	30,214	287,939
Helix Energy Solutions Group Inc.[a]	45,439	623,877

		993,744

REAL ESTATE – 1.16%
Forest City Enterprises Inc. Class A	57,321	499,839
Jones Lang LaSalle Inc.	19,642	920,228

		1,420,067

REAL ESTATE INVESTMENT TRUSTS – 17.45%
Alexandria Real Estate Equities Inc.[b]	20,741	1,123,540
American Campus Communities Inc.	25,261	682,552
Anworth Mortgage Asset Corp.	51,999	370,753
Apartment Investment and Management Co. Class A	56,010	691,724
Brandywine Realty Trust	61,590	588,800
CapitalSource Inc.	125,130	445,463
Capstead Mortgage Corp.	31,145	409,868
CBL & Associates Properties Inc.	65,952	538,168
Chimera Investment Corp.	301,150	1,051,014
Cousins Properties Inc.	39,402	288,423
DCT Industrial Trust Inc.	98,319	445,385

Security	Shares	Value
Developers Diversified Realty Corp.	61,289	$526,473
DiamondRock Hospitality Co.[a]	51,743	393,764
Entertainment Properties Trust	16,745	569,665
Equity One Inc.	18,964	282,943
Franklin Street Properties Corp.	34,087	367,458
Hatteras Financial Corp.	17,422	489,558
Healthcare Realty Trust Inc.	28,325	590,010
Highwoods Properties Inc.	33,963	934,662
Hospitality Properties Trust	58,533	1,130,272
HRPT Properties Trust	107,953	758,910
Inland Real Estate Corp.	35,521	304,770
Kilroy Realty Corp.	20,775	573,806
LaSalle Hotel Properties	30,403	521,715
Lexington Realty Trust	46,717	195,744
Macerich Co. (The)	43,778	1,304,584
MFA Financial Inc.	130,696	969,764
National Health Investors Inc.	11,256	337,680
National Retail Properties Inc.	38,305	742,351
Post Properties Inc.	21,365	352,309
Redwood Trust Inc.	33,559	467,812
SL Green Realty Corp.	36,821	1,427,182
Sovran Self Storage Inc.	12,899	388,260
UDR Inc.	71,467	1,027,695

		21,293,077

RETAIL – 6.19%
AnnTaylor Stores Corp.[a]	28,083	364,237
Barnes & Noble Inc.[b]	18,785	312,019
Bob Evans Farms Inc.	14,906	391,581
Brinker International Inc.	48,487	612,876
Cabela’s Inc.[a,b]	20,136	253,110
Collective Brands Inc.[a]	30,784	571,043
Cracker Barrel Old Country Store Inc.	10,759	356,661
Dillard’s Inc. Class Ab	26,528	361,311
Domino’s Pizza Inc.[a]	20,063	147,262
Group 1 Automotive Inc.	11,662	296,448
Office Depot Inc.[a]	130,746	791,013
OfficeMax Inc.[a]	36,519	417,412
RadioShack Corp.	59,943	1,012,437
Regis Corp.	26,758	434,550
Saks Inc.[a]	66,434	372,695
Williams-Sonoma Inc.	45,632	856,969

		7,551,624

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2009

Security	Shares	Value
SAVINGS & LOANS – 1.32%
Astoria Financial Corp.	42,439	$423,541
Provident Financial Services Inc.	27,471	295,313
Washington Federal Inc.	52,215	895,487

		1,614,341

SEMICONDUCTORS – 0.62%
Amkor Technology Inc.[a]	55,974	308,417
Fairchild Semiconductor International Inc.[a]	59,762	447,020

		755,437

SOFTWARE – 0.53%
Avid Technology Inc.[a]	13,637	172,235
Fair Isaac Corp.	23,380	475,315

		647,550

TELECOMMUNICATIONS – 1.18%
Cincinnati Bell Inc.[a]	103,244	317,992
Global Crossing Ltd.[a]	14,800	168,720
3Com Corp.[a]	185,375	952,828

		1,439,540

TEXTILES – 0.16%
G&K Services Inc. Class A	9,069	200,878

		200,878

TRANSPORTATION – 1.47%
Alexander & Baldwin Inc.	19,786	570,430
Arkansas Best Corp.	11,045	285,182
Atlas Air Worldwide Holdings Inc.[a]	6,321	166,179
Bristow Group Inc.[a]	13,223	385,450
General Maritime Corp.	25,158	173,339
Ship Finance International Ltd.	19,205	218,361

		1,798,941

TRUCKING & LEASING – 0.35%
Aircastle Ltd.	21,547	170,652
AMERCO[a]	2,928	123,767
Textainer Group Holdings Ltd.	8,746	131,715

		426,134

WATER – 0.24%
American States Water Co.	8,891	294,737

		294,737

TOTAL COMMON STOCKS (Cost: $123,720,571)		121,865,090

Security	Shares	Value
SHORT-TERM INVESTMENTS – 5.36%

MONEY MARKET FUNDS – 5.36%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[c,d,e]	5,578,699	$5,578,699
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	821,833	821,833
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	142,996	142,996

		6,543,528

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,543,528)		6,543,528

TOTAL INVESTMENTS IN SECURITIES – 105.23% (Cost: $130,264,099)		128,408,618

Other Assets, Less Liabilities – (5.23)%		(6,380,549)

NET ASSETS – 100.00%		$122,028,069

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

48	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2009

	iShares Morningstar
	Large Core Index Fund	Large Growth Index Fund	Large Value Index Fund	Mid Core Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$240,051,706	$392,155,578	$228,550,586	$105,722,022
Affiliated issuers (Note 2)	1,490,815	4,825,049	1,011,160	1,979,819

Total cost of investments	$241,542,521	$396,980,627	$229,561,746	$107,701,841

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$245,189,405	$364,608,517	$189,282,443	$101,377,398
Affiliated issuers (Note 2)	1,490,815	4,825,049	1,011,160	1,979,819

Total fair value of investments	246,680,220	369,433,566	190,293,603	103,357,217
Receivables:
Dividends and interest	252,126	357,547	439,823	33,987

Total Assets	246,932,346	369,791,113	190,733,426	103,391,204

LIABILITIES
Payables:
Investment securities purchased	–	–	371,571	–
Collateral for securities on loan (Note 5)	1,290,528	4,382,835	829,350	1,901,395
Investment advisory fees (Note 2)	42,915	79,073	41,501	22,626

Total Liabilities	1,333,443	4,461,908	1,242,422	1,924,021

NET ASSETS	$245,598,903	$365,329,205	$189,491,004	$101,467,183

Net assets consist of:
Paid-in capital	$279,931,693	$488,543,681	$300,943,250	$148,210,120
Undistributed (distributions in excess of) net investment income	343,071	365,505	460,012	(42,234)
Accumulated net realized loss	(39,813,560)	(96,032,920)	(72,644,115)	(42,356,079)
Net unrealized appreciation (depreciation)	5,137,699	(27,547,061)	(39,268,143)	(4,344,624)

NET ASSETS	$245,598,903	$365,329,205	$189,491,004	$101,467,183

Shares outstanding[b]	4,100,000	6,850,000	3,700,000	1,650,000

Net asset value per share	$59.90	$53.33	$51.21	$61.50

[a]	Securities on loan with values of $1,258,723, $4,272,462, $821,008 and $1,860,145, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2009

	iShares Morningstar
	Mid Growth Index Fund	Mid Value Index Fund	Small Core Index Fund	Small Growth Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$166,742,318	$116,663,953	$124,181,258	$75,171,765
Affiliated issuers (Note 2)	8,043,692	2,374,055	5,189,989	3,687,799

Total cost of investments	$174,786,010	$119,038,008	$129,371,247	$78,859,564

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$139,366,423	$100,121,395	$121,740,364	$69,749,474
Affiliated issuers (Note 2)	8,043,692	2,374,055	5,189,989	3,687,799

Total fair value of investments	147,410,115	102,495,450	126,930,353	73,437,273
Receivables:
Investment securities sold	–	–	23,890	–
Dividends and interest	15,670	76,803	57,601	15,058

Total Assets	147,425,785	102,572,253	127,011,844	73,452,331

LIABILITIES
Payables:
Investment securities purchased	–	–	69,280	–
Collateral for securities on loan (Note 5)	7,883,100	2,287,859	5,069,898	3,646,318
Investment advisory fees (Note 2)	37,223	27,622	27,425	19,642

Total Liabilities	7,920,323	2,315,481	5,166,603	3,665,960

NET ASSETS	$139,505,462	$100,256,772	$121,845,241	$69,786,371

Net assets consist of:
Paid-in capital	$302,249,486	$147,782,982	$163,882,944	$97,587,437
Undistributed net investment income	24,711	150,447	48,273	3,291
Accumulated net realized loss	(135,392,840)	(31,134,099)	(39,645,082)	(22,382,066)
Net unrealized depreciation	(27,375,895)	(16,542,558)	(2,440,894)	(5,422,291)

NET ASSETS	$139,505,462	$100,256,772	$121,845,241	$69,786,371

Shares outstanding[b]	2,050,000	1,700,000	1,900,000	1,200,000

Net asset value per share	$68.05	$58.97	$64.13	$58.16

[a]	Securities on loan with values of $7,712,854, $2,235,929, $4,796,777 and $3,121,917, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

50	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2009

iShares Morningstar
Small Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$123,720,571
Affiliated issuers (Note 2)	6,543,528

Total cost of investments	$130,264,099

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$121,865,090
Affiliated issuers (Note 2)	6,543,528

Total fair value of investments	128,408,618
Receivables:
Investment securities sold	159,729
Dividends and interest	152,404

Total Assets	128,720,751

LIABILITIES
Payables:
Investment securities purchased	259,281
Collateral for securities on loan (Note 5)	6,400,532
Investment advisory fees (Note 2)	32,869

Total Liabilities	6,692,682

NET ASSETS	$122,028,069

Net assets consist of:
Paid-in capital	$159,012,529
Undistributed net investment income	206,100
Accumulated net realized loss	(35,335,079)
Net unrealized depreciation	(1,855,481)

NET ASSETS	$122,028,069

Shares outstanding[b]	2,050,000

Net asset value per share	$59.53

[a]	Securities on loan with a value of $6,238,300. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2009

	iShares Morningstar
	Large Core Index Fund	Large Growth Index Fund	Large Value Index Fund	Mid Core Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$2,660,443	$2,203,345	$2,927,430	$705,042
Interest from affiliated issuers (Note 2)	156	218	126	49
Securities lending income from affiliated issuers (Note 2)	1,200	5,359	162,848	21,656

Total investment income	2,661,799	2,208,922	3,090,404	726,747

EXPENSES
Investment advisory fees (Note 2)	238,499	452,779	233,309	118,759

Total expenses	238,499	452,779	233,309	118,759

Net investment income	2,423,300	1,756,143	2,857,095	607,988

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(17,827,183)	(8,360,377)	(17,992,809)	(5,317,301)
In-kind redemptions	2,800,731	7,328,289	3,320,253	–

Net realized loss	(15,026,452)	(1,032,088)	(14,672,556)	(5,317,301)

Net change in unrealized appreciation (depreciation)	52,262,511	65,540,015	43,954,048	20,936,308

Net realized and unrealized gain	37,236,059	64,507,927	29,281,492	15,619,007

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,659,359	$66,264,070	$32,138,587	$16,226,995

See notes to financial statements.

52	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2009

	iShares Morningstar
	Mid Growth Index Fund	Mid Value Index Fund	Small Core Index Fund	Small Growth Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$506,271	$1,142,059	$520,685	$97,642
Interest from affiliated issuers (Note 2)	62	50	59	36
Securities lending income from affiliated issuers (Note 2)	28,017	25,775	24,237	39,156

Total investment income	534,350	1,167,884	544,981	136,834

EXPENSES
Investment advisory fees (Note 2)	242,425	132,725	132,860	116,574

Total expenses	242,425	132,725	132,860	116,574

Net investment income	291,925	1,035,159	412,121	20,260

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(10,684,508)	(6,447,821)	(7,240,165)	(3,280,459)
In-kind redemptions	(10,756,848)	2,856,955	655,207	3,071,738

Net realized loss	(21,441,356)	(3,590,866)	(6,584,958)	(208,721)

Net change in unrealized appreciation (depreciation)	48,174,065	19,940,454	23,019,420	11,059,751

Net realized and unrealized gain	26,732,709	16,349,588	16,434,462	10,851,030

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,024,634	$17,384,747	$16,846,583	$10,871,290

[a]	Net of foreign withholding tax of $388, $–, $– and $–, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2009

iShares Morningstar
Small Value Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$1,145,949
Interest from affiliated issuers (Note 2)	51
Securities lending income from affiliated issuers (Note 2)	16,293

Total investment income	1,162,293

EXPENSES
Investment advisory fees (Note 2)	143,152

Total expenses	143,152

Net investment income	1,019,141

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(7,659,219)

Net realized loss	(7,659,219)

Net change in unrealized appreciation (depreciation)	23,712,259

Net realized and unrealized gain	16,053,040

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,072,181

See notes to financial statements.

54	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Morningstar Large Core Index Fund		iShares Morningstar Large Growth Index Fund
	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,423,300	$4,724,147	$1,756,143	$3,621,851
Net realized loss	(15,026,452)	(21,144,287)	(1,032,088)	(82,202,932)
Net change in unrealized appreciation (depreciation)	52,262,511	(51,205,833)	65,540,015	(104,897,551)

Net increase (decrease) in net assets resulting from operations	39,659,359	(67,625,973)	66,264,070	(183,478,632)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,322,924)	(4,681,321)	(1,709,228)	(3,487,784)

Total distributions to shareholders	(2,322,924)	(4,681,321)	(1,709,228)	(3,487,784)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	24,698,267	110,529,965	12,092,245	88,439,985
Cost of shares redeemed	(12,316,058)	(24,909,691)	(42,902,384)	(64,056,053)

Net increase (decrease) in net assets from capital share transactions	12,382,209	85,620,274	(30,810,139)	24,383,932

INCREASE (DECREASE) IN NET ASSETS	49,718,644	13,312,980	33,744,703	(162,582,484)

NET ASSETS
Beginning of period	195,880,259	182,567,279	331,584,502	494,166,986

End of period	$245,598,903	$195,880,259	$365,329,205	$331,584,502

Undistributed net investment income included in net assets at end of period	$343,071	$242,695	$365,505	$318,590

SHARES ISSUED AND REDEEMED
Shares sold	450,000	1,950,000	250,000	1,600,000
Shares redeemed	(200,000)	(500,000)	(850,000)	(1,500,000)

Net increase (decrease) in shares outstanding	250,000	1,450,000	(600,000)	100,000

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Large Value Index Fund		iShares Morningstar Mid Core Index Fund
	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,857,095	$7,569,655	$607,988	$1,325,596
Net realized loss	(14,672,556)	(58,860,112)	(5,317,301)	(21,696,092)
Net change in unrealized appreciation (depreciation)	43,954,048	(59,712,346)	20,936,308	(27,252,269)

Net increase (decrease) in net assets resulting from operations	32,138,587	(111,002,803)	16,226,995	(47,622,765)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,885,784)	(7,669,500)	(650,990)	(1,505,024)

Total distributions to shareholders	(2,885,784)	(7,669,500)	(650,990)	(1,505,024)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	21,477,938	88,434,627	8,231,854	48,656,778
Cost of shares redeemed	(20,548,153)	(70,571,313)	–	(48,053,120)

Net increase in net assets from capital share transactions	929,785	17,863,314	8,231,854	603,658

INCREASE (DECREASE) IN NET ASSETS	30,182,588	(100,808,989)	23,807,859	(48,524,131)

NET ASSETS
Beginning of period	159,308,416	260,117,405	77,659,324	126,183,455

End of period	$189,491,004	$159,308,416	$101,467,183	$77,659,324

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$460,012	$488,701	$(42,234)	$768

SHARES ISSUED AND REDEEMED
Shares sold	450,000	1,600,000	150,000	650,000
Shares redeemed	(400,000)	(1,350,000)	–	(700,000)

Net increase (decrease) in shares outstanding	50,000	250,000	150,000	(50,000)

See notes to financial statements.

56	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Mid Growth Index Fund		iShares Morningstar Mid Value Index Fund
	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$291,925	$1,016,357	$1,035,159	$3,030,887
Net realized loss	(21,441,356)	(112,429,076)	(3,590,866)	(27,118,957)
Net change in unrealized appreciation (depreciation)	48,174,065	(80,740,796)	19,940,454	(17,220,583)

Net increase (decrease) in net assets resulting from operations	27,024,634	(192,153,515)	17,384,747	(41,308,653)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(331,732)	(1,050,594)	(935,239)	(3,038,152)

Total distributions to shareholders	(331,732)	(1,050,594)	(935,239)	(3,038,152)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,018,482	137,039,621	26,498,229	23,084,880
Cost of shares redeemed	(88,819,288)	(235,850,683)	(12,338,026)	(35,916,948)

Net increase (decrease) in net assets from capital share transactions	(82,800,806)	(98,811,062)	14,160,203	(12,832,068)

INCREASE (DECREASE) IN NET ASSETS	(56,107,904)	(292,015,171)	30,609,711	(57,178,873)

NET ASSETS
Beginning of period	195,613,366	487,628,537	69,647,061	126,825,934

End of period	$139,505,462	$195,613,366	$100,256,772	$69,647,061

Undistributed net investment income included in net assets at end of period	$24,711	$64,518	$150,447	$50,527

SHARES ISSUED AND REDEEMED
Shares sold	100,000	1,550,000	450,000	350,000
Shares redeemed	(1,450,000)	(3,250,000)	(200,000)	(600,000)

Net increase (decrease) in shares outstanding	(1,350,000)	(1,700,000)	250,000	(250,000)

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Small Core Index Fund		iShares Morningstar Small Growth Index Fund
	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$412,121	$970,525	$20,260	$300,262
Net realized loss	(6,584,958)	(26,141,247)	(208,721)	(20,710,863)
Net change in unrealized appreciation (depreciation)	23,019,420	(16,007,471)	11,059,751	(7,207,747)

Net increase (decrease) in net assets resulting from operations	16,846,583	(41,178,193)	10,871,290	(27,618,348)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(376,286)	(993,379)	(31,818)	(326,391)

Total distributions to shareholders	(376,286)	(993,379)	(31,818)	(326,391)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	30,576,249	44,835,888	5,240,710	31,278,232
Cost of shares redeemed	(5,751,253)	(24,257,381)	(12,455,823)	(6,538,455)

Net increase (decrease) in net assets from capital share transactions	24,824,996	20,578,507	(7,215,113)	24,739,777

INCREASE (DECREASE) IN NET ASSETS	41,295,293	(21,593,065)	3,624,359	(3,204,962)

NET ASSETS
Beginning of period	80,549,948	102,143,013	66,162,012	69,366,974

End of period	$121,845,241	$80,549,948	$69,786,371	$66,162,012

Undistributed net investment income included in net assets at end of period	$48,273	$12,438	$3,291	$14,849

SHARES ISSUED AND REDEEMED
Shares sold	500,000	600,000	100,000	500,000
Shares redeemed	(100,000)	(400,000)	(200,000)	(150,000)

Net increase (decrease) in shares outstanding	400,000	200,000	(100,000)	350,000

See notes to financial statements.

58	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Small Value Index Fund
	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,019,141	$2,319,109
Net realized loss	(7,659,219)	(24,100,571)
Net change in unrealized appreciation (depreciation)	23,712,259	(14,393,817)

Net increase (decrease) in net assets resulting from operations	17,072,181	(36,175,279)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(813,041)	(2,569,440)

Total distributions to shareholders	(813,041)	(2,569,440)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	40,675,268	17,573,133
Cost of shares redeemed	–	(7,607,970)

Net increase in net assets from capital share transactions	40,675,268	9,965,163

INCREASE (DECREASE) IN NET ASSETS	56,934,408	(28,779,556)

NET ASSETS
Beginning of period	65,093,661	93,873,217

End of period	$122,028,069	$65,093,661

Undistributed net investment income included in net assets at end of period	$206,100	$–

SHARES ISSUED AND REDEEMED
Shares sold	700,000	250,000
Shares redeemed	–	(200,000)

Net increase in shares outstanding	700,000	50,000

See notes to financial statements.

FINANCIAL STATEMENTS	59

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large Core Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005

Net asset value, beginning of period	$50.88	$76.07	$78.37	$69.40	$62.68	$59.92

Income from investment operations:
Net investment income	0.58 [b]	1.50 [b]	1.42 [b]	1.16 [b]	0.98	0.65
Net realized and unrealized gain (loss)[c]	9.01	(25.24)	(2.35)	8.92	6.71	2.71

Total from investment operations	9.59	(23.74)	(0.93)	10.08	7.69	3.36

Less distributions from:
Net investment income	(0.57)	(1.45)	(1.37)	(1.11)	(0.97)	(0.60)

Total distributions	(0.57)	(1.45)	(1.37)	(1.11)	(0.97)	(0.60)

Net asset value, end of period	$59.90	$50.88	$76.07	$78.37	$69.40	$62.68

Total return	18.91%[d]	(31.43)%	(1.25)%	14.66%	12.35%	5.62%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$245,599	$195,880	$182,567	$160,652	$86,749	$53,280
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	2.03%	2.57%	1.81%	1.59%	1.58%	1.33%
Portfolio turnover rate[f]	19%	40%	35%	39%	15%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large Growth Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005

Net asset value, beginning of period	$44.51	$67.23	$67.59	$61.79	$54.98	$59.96

Income from investment operations:
Net investment income	0.24 [b]	0.47 [b]	0.32 [b]	0.35 [b]	0.24	0.80
Net realized and unrealized gain (loss)[c]	8.82	(22.74)	(0.40)	5.80	6.80	(4.98)

Total from investment operations	9.06	(22.27)	(0.08)	6.15	7.04	(4.18)

Less distributions from:
Net investment income	(0.24)	(0.45)	(0.28)	(0.35)	(0.23)	(0.80)
Return of capital	–	–	–	–	–	(0.00)[d]

Total distributions	(0.24)	(0.45)	(0.28)	(0.35)	(0.23)	(0.80)

Net asset value, end of period	$53.33	$44.51	$67.23	$67.59	$61.79	$54.98

Total return	20.40%[e]	(33.16)%	(0.14)%	10.00%	12.81%	(7.04)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$365,329	$331,585	$494,167	$294,003	$203,907	$49,485
Ratio of expenses to average net assets[f]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	0.97%	0.91%	0.46%	0.56%	0.44%	1.48%
Portfolio turnover rate[g]	14%	35%	31%	28%	24%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large Value Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005

Net asset value, beginning of period	$43.65	$76.51	$86.96	$74.28	$65.09	$60.13

Income from investment operations:
Net investment income	0.76 [b]	2.10 [b]	2.52 [b]	2.18 [b]	1.79	1.41
Net realized and unrealized gain (loss)[c]	7.56	(32.84)	(10.36)	12.56	9.17	4.77

Total from investment operations	8.32	(30.74)	(7.84)	14.74	10.96	6.18

Less distributions from:
Net investment income	(0.76)	(2.12)	(2.61)	(2.06)	(1.77)	(1.22)

Total distributions	(0.76)	(2.12)	(2.61)	(2.06)	(1.77)	(1.22)

Net asset value, end of period	$51.21	$43.65	$76.51	$86.96	$74.28	$65.09

Total return	19.18%[d]	(40.70)%	(9.20)%	20.14%	17.05%	10.33%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$189,491	$159,308	$260,117	$439,134	$148,561	$55,323
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	3.06%	3.83%	3.03%	2.70%	2.89%	2.85%
Portfolio turnover rate[f]	19%	29%	23%	22%	17%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid Core Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005

Net asset value, beginning of period	$51.77	$81.41	$88.58	$78.01	$63.05	$59.61

Income from investment operations:
Net investment income	0.38 [b]	0.86 [b]	0.68 [b]	1.10 [b]	0.91	0.46
Net realized and unrealized gain (loss)[c]	9.75	(29.52)	(7.22)	10.57	14.96	3.39

Total from investment operations	10.13	(28.66)	(6.54)	11.67	15.87	3.85

Less distributions from:
Net investment income	(0.40)	(0.98)	(0.63)	(1.00)	(0.88)	(0.41)
Return of capital	–	–	–	(0.10)	(0.03)	–

Total distributions	(0.40)	(0.98)	(0.63)	(1.10)	(0.91)	(0.41)

Net asset value, end of period	$61.50	$51.77	$81.41	$88.58	$78.01	$63.05

Total return	19.62%[d]	(35.29)%	(7.41)%	15.09%	25.26%	6.46%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$101,467	$77,659	$126,183	$146,153	$105,319	$63,053
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	1.28%	1.40%	0.80%	1.38%	1.26%	1.12%
Portfolio turnover rate[f]	25%	60%	53%	53%	19%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid Growth Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005

Net asset value, beginning of period	$57.53	$95.61	$92.52	$85.38	$62.58	$59.33

Income from investment operations:
Net investment income	0.12 [b]	0.23 [b]	0.21 [b]	0.16 [b]	0.13	0.04
Net realized and unrealized gain (loss)[c]	10.52	(38.07)	3.12	7.31	22.80	3.24

Total from investment operations	10.64	(37.84)	3.33	7.47	22.93	3.28

Less distributions from:
Net investment income	(0.12)	(0.24)	(0.20)	(0.33)	(0.13)	(0.03)
Return of capital	–	–	(0.04)	–	–	–

Total distributions	(0.12)	(0.24)	(0.24)	(0.33)	(0.13)	(0.03)

Net asset value, end of period	$68.05	$57.53	$95.61	$92.52	$85.38	$62.58

Total return	18.52%[d]	(39.60)%	3.59%	8.78%	36.67%	5.52%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$139,505	$195,613	$487,629	$235,917	$204,914	$31,289
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	0.36%	0.32%	0.22%	0.19%	0.23%	0.09%
Portfolio turnover rate[f]	27%	49%	34%	50%	21%	11%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid Value Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005

Net asset value, beginning of period	$48.03	$74.60	$91.74	$79.63	$66.83	$59.91

Income from investment operations:
Net investment income	0.66 [b]	1.93 [b]	1.81 [b]	1.88 [b]	1.81 [b]	1.23
Net realized and unrealized gain (loss)[c]	10.84	(26.56)	(17.02)	11.84	12.79	6.73

Total from investment operations	11.50	(24.63)	(15.21)	13.72	14.60	7.96

Less distributions from:
Net investment income	(0.56)	(1.94)	(1.93)	(1.61)	(1.80)	(1.04)

Total distributions	(0.56)	(1.94)	(1.93)	(1.61)	(1.80)	(1.04)

Net asset value, end of period	$58.97	$48.03	$74.60	$91.74	$79.63	$66.83

Total return	24.05%[d]	(33.26)%	(16.79)%	17.46%	22.07%	13.33%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$100,257	$69,647	$126,826	$178,902	$99,535	$33,417
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	2.34%	3.37%	2.17%	2.25%	2.42%	2.52%
Portfolio turnover rate[f]	20%	61%	37%	43%	18%	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small Core Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005

Net asset value, beginning of period	$53.70	$78.57	$90.24	$82.87	$62.20	$59.83

Income from investment operations:
Net investment income	0.24 [b]	0.65 [b]	0.73 [b]	0.53 [b]	0.73	0.43
Net realized and unrealized gain (loss)[c]	10.40	(24.88)	(11.70)	7.40	20.62	2.32

Total from investment operations	10.64	(24.23)	(10.97)	7.93	21.35	2.75

Less distributions from:
Net investment income	(0.21)	(0.64)	(0.70)	(0.46)	(0.68)	(0.35)
Return of capital	–	–	–	(0.10)	–	(0.03)

Total distributions	(0.21)	(0.64)	(0.70)	(0.56)	(0.68)	(0.38)

Net asset value, end of period	$64.13	$53.70	$78.57	$90.24	$82.87	$62.20

Total return	19.83%[d]	(30.86)%	(12.22)%	9.62%	34.47%	4.56%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$121,845	$80,550	$102,143	$157,918	$91,157	$37,320
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	0.78%	1.08%	0.86%	0.63%	1.04%	0.82%
Portfolio turnover rate[f]	37%	73%	62%	73%	45%	16%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small Growth Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005

Net asset value, beginning of period	$50.89	$73.02	$78.81	$76.85	$56.40	$59.59

Income from investment operations:
Net investment income (loss)	0.02 [b]	0.27 [b]	0.24 [b]	0.02 [b]	0.01	(0.04)
Net realized and unrealized gain (loss)[c]	7.27	(22.13)	(5.78)	1.94	20.45	(3.15)

Total from investment operations	7.29	(21.86)	(5.54)	1.96	20.46	(3.19)

Less distributions from:
Net investment income	(0.02)	(0.27)	(0.25)	–	–	–
Return of capital	–	–	–	–	(0.01)	–

Total distributions	(0.02)	(0.27)	(0.25)	–	(0.01)	–

Net asset value, end of period	$58.16	$50.89	$73.02	$78.81	$76.85	$56.40

Total return	14.33%[d]	(29.91)%	(7.05)%	2.55%	36.27%	(5.36)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$69,786	$66,162	$69,367	$70,927	$76,853	$25,380
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets[e]	0.05%	0.47%	0.31%	0.03%	0.01%	(0.11)%
Portfolio turnover rate[f]	31%	56%	59%	59%	38%	26%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small Value Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005

Net asset value, beginning of period	$48.22	$72.21	$85.00	$77.78	$62.37	$59.97

Income from investment operations:
Net investment income[b]	0.61	1.62	1.82	1.85	1.55	1.07
Net realized and unrealized gain (loss)[c]	11.16	(23.83)	(12.81)	7.06	15.31	2.39

Total from investment operations	11.77	(22.21)	(10.99)	8.91	16.86	3.46

Less distributions from:
Net investment income	(0.46)	(1.78)	(1.80)	(1.69)	(1.45)	(1.06)

Total distributions	(0.46)	(1.78)	(1.80)	(1.69)	(1.45)	(1.06)

Net asset value, end of period	$59.53	$48.22	$72.21	$85.00	$77.78	$62.37

Total return	24.45%[d]	(30.92)%	(13.08)%	11.63%	27.24%	5.72%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$122,028	$65,094	$93,873	$135,998	$81,664	$34,301
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	2.14%	2.95%	2.35%	2.31%	2.16%	1.98%
Portfolio turnover rate[f]	29%	70%	66%	56%	17%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Morningstar Large Core, iShares Morningstar Large Growth, iShares Morningstar Large Value, iShares Morningstar Mid Core, iShares Morningstar Mid Growth, iShares Morningstar Mid Value, iShares Morningstar Small Core, iShares Morningstar Small Growth and iShares Morningstar Small Value Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares Morningstar Large Core, iShares Morningstar Large Growth and iShares Morningstar Large Value Index Funds, which are classified as non-diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of October 31, 2009, the values of each Fund’s investments were classified as Level 1 Prices. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

70	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended October 31, 2009.

The Funds had tax basis net capital loss carryforwards as of April 30, 2009, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Total
Morningstar Large Core	$–	$–	$524,365	$–	$3,825,640	$4,350,005
Morningstar Large Growth	54,115	754,949	3,087,927	881,226	27,706,178	32,484,395
Morningstar Large Value	18,851	35,116	468,973	672,390	19,478,955	20,674,285
Morningstar Mid Core	20,026	126,713	2,019,941	326,747	15,009,868	17,503,295
Morningstar Mid Growth	14,863	105,739	132,199	4,115,856	27,347,957	31,716,614
Morningstar Mid Value	9,742	204,827	558,361	704,710	9,919,905	11,397,545
Morningstar Small Core	–	–	3,008,842	–	8,450,337	11,459,179
Morningstar Small Growth	–	–	2,843,017	–	2,841,391	5,684,408
Morningstar Small Value	18,678	142,621	1,039,496	1,649,102	8,276,942	11,126,839

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended October 31, 2009, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended October 31, 2009 are disclosed in the Funds’ Statements of Operations.

As of October 31, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Morningstar Large Core	$243,579,310	$15,319,410	$(12,218,500)	$3,100,910
Morningstar Large Growth	399,416,646	17,104,440	(47,087,520)	(29,983,080)
Morningstar Large Value	239,991,449	–	(49,697,846)	(49,697,846)
Morningstar Mid Core	109,665,148	6,672,849	(12,980,780)	(6,307,931)
Morningstar Mid Growth	176,680,809	7,214,744	(36,485,438)	(29,270,694)
Morningstar Mid Value	120,167,522	4,772,525	(22,444,597)	(17,672,072)
Morningstar Small Core	131,140,901	11,054,582	(15,265,130)	(4,210,548)
Morningstar Small Growth	79,763,678	4,785,499	(11,111,904)	(6,326,405)
Morningstar Small Value	132,325,224	11,258,398	(15,175,004)	(3,916,606)

Management has reviewed the tax positions as of October 31, 2009, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Prior to December 1, 2009, BFA was known as Barclays Global Fund Advisors, or “BGFA.” See Note 6 for additional detail.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Morningstar Large Core	0.20%
Morningstar Large Growth	0.25
Morningstar Large Value	0.25
Morningstar Mid Core	0.25
Morningstar Mid Growth	0.30

iShares Index Fund	Investment Advisory Fee
Morningstar Mid Value	0.30%
Morningstar Small Core	0.25
Morningstar Small Growth	0.30
Morningstar Small Value	0.30

72	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), BlackRock Institutional Trust Company, N.A. (“BTC”) serves as securities lending agent for the Funds. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended October 31, 2009, BTC earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Morningstar Large Core	$1,200
Morningstar Large Growth	5,359
Morningstar Large Value	162,848
Morningstar Mid Core	21,656
Morningstar Mid Growth	28,017

iShares Index Fund	Securities Lending Agent Fees
Morningstar Mid Value	$25,775
Morningstar Small Core	24,237
Morningstar Small Growth	39,156
Morningstar Small Value	16,293

Each Fund may invest in certain money market funds managed by BFA, the Funds’ investment adviser, including the BlackRock Cash Fund: Government (“GMMF”), BlackRock Cash Funds: Institutional (“IMMF”), BlackRock Cash Funds: Prime (“PMMF”), and BlackRock Cash Funds: Treasury (“TMMF”) (previously known as the Government Money Market Fund, Institutional Money Market Fund, Prime Money Market Fund and Treasury Money Market Fund, respectively, of Barclays Global Investors Funds). These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2009 were as follows:

iShares Index Fund	Purchases	Sales
Morningstar Large Core	$43,048,232	$42,940,980
Morningstar Large Growth	48,747,760	48,821,532
Morningstar Large Value	38,474,071	35,186,347
Morningstar Mid Core	23,714,652	23,554,518
Morningstar Mid Growth	42,893,386	43,062,349
Morningstar Mid Value	17,539,084	17,058,338
Morningstar Small Core	38,078,117	37,837,399
Morningstar Small Growth	23,977,957	23,730,031
Morningstar Small Value	28,072,745	27,306,459

In-kind transactions (see Note 4) for the six months ended October 31, 2009 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Morningstar Large Core	$24,633,752	$12,290,405
Morningstar Large Growth	12,064,920	42,824,064
Morningstar Large Value	21,343,458	20,502,862
Morningstar Mid Core	8,154,580	–
Morningstar Mid Growth	6,013,143	88,711,234
Morningstar Mid Value	26,148,622	12,313,977
Morningstar Small Core	30,446,030	5,735,015
Morningstar Small Growth	5,202,650	12,446,934
Morningstar Small Value	40,350,883	–

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

74	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

As of October 31, 2009, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The market value of the securities on loan as of October 31, 2009 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BTC as securities lending agent.

6. SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Funds as of and for the six months ended October 31, 2009, events and transactions through December 21, 2009, the date the financial statements are available to be issued, have been evaluated by the Funds’ management for possible adjustment and/or disclosure.

On December 1, 2009, BlackRock, Inc. completed a transaction whereby it acquired the interests in BlackRock Fund Advisors (formerly BGFA) and certain affiliated companies from Barclays PLC (the “Transaction”).

Under the 1940 Act, completion of the Transaction caused the automatic termination of each Fund’s prior investment advisory agreement with BGFA. In order for the management of each Fund to continue uninterrupted, the Board approved a new investment advisory agreement with BFA, subject to shareholder approval. On November 4, 2009, a special meeting of shareholders of the Funds was called to consider, among other proposals, the approval of the new advisory agreement. The results of the shareholder voting can be found in the “Shareholder Meeting Results” disclosure following the notes to the financial statements.

NOTES TO FINANCIAL STATEMENTS	75

Shareholder Meeting Results (Unaudited)

iSHARES® TRUST

Two separate special meetings of shareholders of iShares Trust were held on November 4, 2009. The proposals acted upon by shareholders at the special meetings and the results of the shareholder vote were as follows:

First Meeting

Shareholders of the Funds approved Proposal 1. Proposal 2 did not apply to the Funds.

Proposal 1

To approve a new investment advisory agreement between the Trust and BGFA, on behalf of each Fund, which took effect upon the consummation of the Barclays PLC binding agreement to sell its interest in BGFA and certain affiliated companies to BlackRock, Inc. (the “Transaction”).

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes*
Morningstar Large Core	1,903,161	72,113	74,645	349,515
Morningstar Large Growth	3,649,815	75,599	110,014	–
Morningstar Large Value	1,853,651	51,798	76,717	–
Morningstar Mid Core	747,041	18,335	19,300	188,841
Morningstar Mid Growth	1,150,513	17,076	19,940	–
Morningstar Mid Value	842,088	22,391	24,664	–
Morningstar Small Core	792,503	22,867	17,292	146,699
Morningstar Small Growth	726,034	13,949	15,877	–
Morningstar Small Value	865,712	32,000	22,584	–

Proposal 2

To approve a change in the classification of certain funds’ investment objective from a fundamental investment policy to a non-fundamental investment policy.

76	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Meeting Results (Unaudited) (Continued)

iSHARES® TRUST

Second Meeting

This proposal was approved by the shareholders of the Trust on November 4, 2009. All nominees who previously served as Trustees of the Trust were re-elected and the term of their election commenced immediately. Robert S. Kapito was newly elected as a Trustee to the Trust and the term of his election took effect upon the consummation of the Transaction.

Proposal 1 **

To elect a Board of Trustees of the Trust.

Independent Trustee	Votes For	Votes Withheld
George G.C. Parker	3,275,616,398	76,114,140
J. Darrell Duffie	3,155,645,073	196,085,465
Cecilia H. Herbert	3,284,632,277	67,098,261
Charles A. Hurty	3,283,313,465	68,417,073
John E. Kerrigan	3,285,163,741	66,566,797
John E. Martinez	3,284,826,244	66,904,294
Robert H. Silver	3,294,357,381	57,373,157

Interested Trustee	Votes For	Votes Withheld
Robert S. Kapito	3,229,642,767	122,087,770
Lee T. Kranefuss	2,147,369,285	1,204,361,252

*	Broker non-votes are proxies received by the Fund from brokers or nominees who did not receive instructions from the beneficial owner or other persons entitled to vote and who have no discretionary power to vote on a particular matter. Broker non-votes have the effect of a vote against the proposal.
**	Denotes Trust-wide proposal and voting results.

SHAREHOLDER MEETING RESULTS	77

Board Review and Approval of Previous Investment Advisory Contract

(Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 16-17, 2009, the Board approved the selection of BFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BFA. In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BFA

Based on management’s representations, the Board expected that there will be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over the past year. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio transaction policies and procedures. The Board further noted that BFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as any of the Funds; therefore, directly comparable performance information was generally not available. However, the Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one- and three-year and “last quarter” periods ended March 31, 2009, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Groups track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s

78	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Previous Investment Advisory Contract

(Unaudited) (Continued)

iSHARES® TRUST

performance to such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the Funds in their respective Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BFA AND AFFILIATES

The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board noted that the asset size of each of the Funds except the iShares Morningstar Large Core Index Fund and the iShares Morningstar Small Growth Index Fund decreased over the past twelve months. The Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and that BFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture for the Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of economies of scale with the Funds’ shareholders.

BOARD REVIEW AND APPROVAL OF PREVIOUS INVESTMENT ADVISORY CONTRACT	79

Board Review and Approval of Previous Investment Advisory Contract

(Unaudited) (Continued)

iSHARES® TRUST

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BFA AND ITS AFFILIATES

The Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BFA or BTC, an affiliate of BFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparable investment advisory/management fee information was not available for the Funds, as BFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as any of the Funds. However, the Board noted that BFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as any payment of revenue to BTC, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BFA and BTC in connection with any investments by the Funds in other funds for which BFA provides investment advisory services and/or BTC provides administration services. The Board noted that while revenue to BTC in connection with securities lending agency services to the iShares funds increased overall as against the previous year, overall revenue increased by approximately the same percentage as overall expenses. The Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

80	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements

(Unaudited)

iSHARES® TRUST

On June 16, 2009, Barclays Bank PLC (“Barclays”) entered into an agreement to sell its interest in the Barclays Global Investors asset management business, which includes BTC (formerly known as BGI) and its business of advising, sponsoring and distributing exchange-traded funds, to BlackRock, Inc. (“BlackRock”). On December 1, 2009, the subsidiaries of Barclays operating the former BGI business, including BFA, were sold to BlackRock (the “Transaction”).

BFA currently serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Previous Advisory Agreement”). Under the 1940 Act, the Transaction resulted in the automatic termination of the Previous Advisory Agreement. In order for the management of each Fund to continue uninterrupted, the Board approved interim and new investment advisory agreements (the “New Advisory Agreements”) with the Trust, the latter of which was subsequently approved by each Fund’s shareholders.

BOARD CONSIDERATIONS IN APPROVING THE NEW ADVISORY AGREEMENT

At an in-person Board meeting held on August 13, 2009, the Board, including the Independent Trustees, unanimously approved the New Advisory Agreement between BFA and the Trust, on behalf of its Funds after consideration of all factors determined to be relevant to the Board’s deliberations, including those discussed below.

The Approval Process – At telephonic and in-person meetings held in June, July and August of this year, the Board, including the Independent Trustees, discussed the Transaction and the New Advisory Agreements for the Funds.

In preparation for their consideration of the New Advisory Agreements, the Trustees received, in response to a written due diligence request prepared by the Board and its independent counsel and provided to BlackRock, BTC and BFA, comprehensive written information covering a range of issues and received, in response to their additional requests, further information in advance of and at the August 13, 2009 in-person Board meeting. To assist the Board in its consideration of the New Advisory Agreements, BlackRock provided materials and information about itself, including its history, management, investment, risk management and compliance capabilities and processes, and financial condition, and BFA provided materials and information about the Transaction. In addition, the Independent Trustees consulted with their independent legal counsel and Fund counsel on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the Board’s deliberations.

In June 2009, the Board had performed a full annual review of, or initially approved, as applicable, the Previous Investment Advisory Agreement between BFA and the Trust, on behalf of its Funds for each Fund as required by the 1940 Act and, after reviewing, among other things, the investment capabilities, resources and personnel of BFA, determined that the nature, extent and quality of the services provided by BFA under the Previous Advisory Agreements were appropriate. The Board also determined that the advisory fees paid by each Fund, taking into account any applicable agreed-upon fee waivers and breakpoints, were fair and reasonable in light of the services provided, the costs to BFA of providing those services, economies of scale, the fees and other expenses paid by similar funds (including information provided by Lipper, Inc. (“Lipper”)), and such other circumstances as the Trustees considered relevant in the exercise of their reasonable judgment. The Board approved the Previous Advisory Agreements on June 17, 2009.

In advance of the June 2009 Board meeting, the Board requested and received materials specifically relating to each Fund’s Previous Advisory Agreement. These materials were prepared for each Fund, and included information (i) compiled by Lipper on the fees and expenses and the investment performance of the Fund as compared to a comparable group of funds as classified by Lipper; (ii) prepared by BFA discussing market conditions generally; (iii) on the profitability to BFA of the Previous Advisory Agreements and other payments received by BFA and its affiliates from the Funds; and (iv) provided by BFA concerning services related to the valuation and pricing of Fund portfolio holdings, and direct and indirect benefits to BFA and its affiliates from their relationship with the Fund.

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	81

Board Review and Approval of New Investment Advisory Agreements

(Unaudited) (Continued)

iSHARES® TRUST

At the June 17, July 29 and August 13, 2009 Board meetings, the Trustees discussed with representatives of BTC, BFA and BlackRock, the management, investment, risk management and compliance capabilities and processes, and financial condition of BlackRock, the Transaction and its rationale, and BlackRock’s general plans and intentions regarding BFA and the Funds. At these Board meetings, representatives of BTC, BFA and BlackRock made various presentations to, and responded to questions from, the Board. The Board also inquired about the plans for, and anticipated roles and responsibilities of, the employees and officers of BFA in connection with the Transaction, including the anticipated senior management structure of BFA following the completion of the Transaction. The Independent Trustees also conferred separately and with their independent legal counsel about the Transaction and other matters related to the Transaction on a number of occasions. After the presentations and after reviewing the written materials provided, the Independent Trustees met in executive sessions with their independent legal counsel at the June, July and August 2009 Board meetings to consider the Transaction, its expected impact on BFA and the Funds, and the New Advisory Agreements.

In connection with the Board’s review of the New Advisory Agreements, BTC, BFA and/or BlackRock, as applicable, provided the Board with information about a variety of matters. The Board considered, among other things, the following information:

•	the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of the combined company;

•

that there is not expected to be any diminution in the nature, quality and extent of services provided to the Funds and their shareholders by BFA, including portfolio management and compliance services;

•

that BFA and BlackRock have no present intention to alter the advisory fee rates and expense arrangements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction;

•	that it is expected that substantially all of the current employees of BFA will remain employees of BFA and will continue to provide services to the Funds following the Transaction;

•

that the Funds may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions® brand name;

•	that the Funds are expected to continue to be sold through existing distribution channels;

•	that the Funds will have access to greater distribution resources through BlackRock’s relationships with third party brokers and retirement plan platforms;

•	that the parties to the Transaction agreement have agreed to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act in relation to the Funds;

•

that Barclays or one of its affiliates has agreed to pay all expenses of the Funds in connection with the Board’s consideration of the New Advisory Agreements and all costs of seeking shareholder approval of the New Advisory Agreements; and

•

that Barclays and BlackRock would derive benefits from the Transaction and that, as a result, they may have a different financial interest in the matters that were being considered than do Fund shareholders.

The Board did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors discussed below. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. In their deliberations, the Trustees considered information received in

82	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements

(Unaudited) (Continued)

iSHARES® TRUST

connection with their most recent approval or continuation of each Previous Advisory Agreement at the June 2009 Board meeting, in addition to information provided by BTC, BFA and BlackRock regarding BlackRock and the Transaction, in connection with their evaluation of the terms and conditions of the New Advisory Agreements. The Trustees, including a majority of the Independent Trustees, concluded that the terms of the New Advisory Agreements are appropriate, that the fees to be paid are reasonable in light of the services to be provided to each Fund, and that the New Advisory Agreements should be approved and recommended to Fund shareholders. In voting to approve the New Advisory Agreements in respect of each Fund, the Board considered in particular the following factors:

The nature, extent and quality of services to be provided by BFA and its affiliates – In connection with their consideration of the New Advisory Agreements, the Board considered representations by BFA, BTC and BlackRock that there would be no diminution in the scope of services required of or provided by BFA under the New Advisory Agreements for each Fund as compared to the scope of services provided by BFA under the Previous Advisory Agreement. In reviewing the scope of these services at the June and August 2009 Board meetings, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including over the past year, including investments in technology and increasing the number of their employees supporting the Funds. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board noted that it expects that these reports and discussions will continue following the consummation of the Transaction. In addition to the above considerations, the Board considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio transaction policies and procedures. The Board further took into account that, with respect to most of the Funds, BFA does not serve as investment adviser for other series of registered investment companies with substantially similar investment objectives and strategies; therefore, directly comparable performance information was generally not available for most Funds. The Board also considered each Fund’s record of performing in accordance with its investment objective.

In connection with the investment advisory services to be provided under the New Advisory Agreements, the Board took into account detailed discussions with representatives of BFA at the June 2009 Board meeting and at prior Board meetings regarding the management of each Fund. In addition to the investment advisory services to be provided to the Funds, the Board, at the August 2009 Board meeting, considered that BFA also will continue to provide management and administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds, and that these services were expected to be consistent with the services BFA performed under the Previous Advisory Agreements.

The Board noted the representations of BFA, BTC and BlackRock that the Transaction was not expected to have any adverse effect on the resources and strengths of BFA in managing the Funds. The Board also considered that the Funds and their shareholders may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions® brand name. The Board discussed BlackRock’s current financial condition, its anticipated financial condition following the completion of the Transaction and its lines of business. The Board also discussed BFA’s anticipated financial condition following the completion of the Transaction. The Board discussed BlackRock’s current ownership structure and expected ownership structure following the completion of the Transaction. The Board was advised that BlackRock operates as an independent firm, with its own Board of Directors and no majority shareholder. The Board was also advised that while BlackRock’s largest shareholders, Merrill Lynch, a wholly owned subsidiary of Bank of America, and PNC, are important clients and strategic partners of BlackRock, they are not involved in the firm’s day-to-day management or operations.

Based on the discussions held and the materials presented at the June, July and August 2009 Board meetings and prior Board meetings, the Board determined that the Transaction would not likely cause an adverse change in the nature, extent and quality of the services to

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	83

Board Review and Approval of New Investment Advisory Agreements

(Unaudited) (Continued)

iSHARES® TRUST

be provided by BFA under the New Advisory Agreements compared with the services provided by BFA under the Previous Advisory Agreements and that the Board expects that the quality of such services will continue to be appropriate.

Funds’ expenses and performance of the Funds – The Board received and reviewed statistical information prepared by Lipper at the June 2009 meeting and also received information at prior meetings regarding the expense ratio components of the Funds, including advisory fees, waivers and reimbursements, and gross and net total expenses, in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising a Fund’s peer group pursuant to Lipper’s proprietary methodology and, for certain Funds, registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by most of the Funds, the Lipper Groups sometimes included mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to certain Funds.

The Board noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the Funds in their Lipper Groups with respect to the Previous and New Advisory Agreements. The Board took into account that the fee rates for each Fund under the New Advisory Agreements are identical to the fee rates under the respective Previous Advisory Agreements. Further, the Board noted that representatives of BFA and BlackRock had confirmed that there is no present intention to alter the advisory fee rates, expense waivers or expense reimbursements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction.

In addition to reviewing the fees and expenses, the Board noted that it regularly reviews each Fund’s performance and at the June 2009 meeting reviewed statistical information prepared by Lipper regarding the performance of each Fund for the quarter-end, one-, three-, five- and ten-year periods, as applicable, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Groups track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of the relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their performance benchmark indices over the relevant periods. In considering this information, the Board took into account that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indices. This comparative performance information was also considered by the Board. The Board considered BFA’s substantial investment advisory experience and capabilities, as well as the possibility of additional resources and support from BlackRock following the completion of the Transaction, but noted that the effect, if any, the consummation of the Transaction would have on the future performance of the Funds could not be predicted.

Based on this review, the Board had concluded that the investment advisory fee rates and expense levels and the historical performance of each Fund, as compared to the investment advisory fee rates and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Previous Advisory Agreements and concluded that these comparisons continued to be satisfactory for the purpose of approving the New Advisory Agreements.

Cost of services provided and profits realized by BFA from the relationship with each Fund – The Board considered that at the June 2009 Board meeting and at prior meetings, it had reviewed information about the profitability of BFA with respect to the Funds based

84	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements

(Unaudited) (Continued)

iSHARES® TRUST

on the fees payable to BFA and its affiliates (including fees under the Previous Advisory Agreements), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below).

In evaluating the costs of the services to be provided by BFA under the New Advisory Agreements, the Board considered, among other things, whether advisory fee rates or other expenses would change as a result of the Transaction. The Board noted that the New Advisory Agreements are similar to the Previous Advisory Agreements, including the fact that the fee rates under the Agreements are identical and that representatives of BFA and BlackRock represented that there is no present intention due to the Transaction to alter the advisory fee rates, expense waiver or expense reimbursements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction. It was noted that it was not possible to predict how the Transaction would affect BFA’s profitability from its relationship with the Funds. Potential cost savings had been described by BlackRock representatives that may be achieved by BlackRock immediately following the Transaction, but even if all of such savings were realized by BFA in connection with the management of the Funds, BFA’s profitability in respect of the Funds was not expected to increase in a significant respect. BFA, BlackRock and the Board discussed how profitability will be calculated and presented to the Board following the Transaction, and the Board reviewed BlackRock’s 2008 profitability methodology with respect to its registered funds. The Board expects to receive profitability information from BFA on at least an annual basis following the completion of the Transaction and thus be in a position to evaluate whether any adjustments in Fund fees would be appropriate.

The extent to which economies of scale would be realized as a Fund grows and whether fee levels would reflect such economies of scale – In connection with its review of the Funds’ profitability analysis at the June 2009 meeting, the Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets. At the June 2009 Board meeting, the Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and that BFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. The Board further noted that the Previous and New Advisory Agreements provide for breakpoints in certain Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other Funds, increase and that breakpoints were implemented the previous year for certain Funds. The Board noted that for certain other Funds, the Previous and New Advisory Agreements do not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase; however, the Board further noted that possible future economies of scale for those Funds had, in many cases, been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders may have received from a fee structure with declining breakpoints where the initial fee was higher. At the June 2009 Board meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates, with the breakpoints for certain Funds, reflected appropriate sharing of economies of scale with the Funds’ shareholders.

The Board noted representations from BFA and BlackRock that BFA will continue to make significant investments in the iShares fund complex and the infrastructure supporting the Funds. The Board determined that changes to the fee structure were not currently necessary and that the Funds appropriately participate in economies of scale. It was noted that it was not possible to evaluate how the Transaction would create opportunities for additional economies of scale. The Board expects to consider economies of scale on at least an annual basis following completion of the Transaction and thus be in a position to evaluate additional economies of scale, if any.

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	85

Board Review and Approval of New Investment Advisory Agreements

(Unaudited) (Continued)

iSHARES® TRUST

Fees and services provided for other comparable funds/accounts managed by BFA and its Affiliates – At the June 2009 Board meeting, the Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Previous Advisory Agreements in comparison to the investment advisory/management fee rates for other funds /accounts for which BFA or BTC provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparable investment advisory/management fee information was not available for many of the Funds, as BFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as many of the Funds. The Board noted, however, that BFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Furthermore, in reviewing the comparative investment advisory/management fee information for the Funds for which such information was available, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Funds in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Funds and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rates under the Previous Advisory Agreements for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts for which BFA or BTC provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Previous and New Advisory Agreements do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Previous and New Advisory Agreements are fair and reasonable.

Other benefits to BFA and its affiliates, including fall-out benefits – In evaluating the fall-out and any other ancillary benefits received by BFA under the Previous Advisory Agreements, the Board reviewed any ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA or its affiliates, such as any payment of revenue to BTC, the Trust’s current securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BFA and BTC in connection with any investments by the Funds in other funds for which BFA provides investment advisory services and/or BTC provides administration services. The Board noted that while revenue to BTC in connection with securities lending agency services to the Funds increased overall as against the previous year, overall revenue increased by approximately the same percentage as overall expenses. The Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through an affiliate of BFA or purchased from an underwriting syndicate in which an Adviser affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. Any fall-out or ancillary benefits as a result of the Transaction were difficult to quantify with certainty at this time, and the Board indicated that it would continue to evaluate them going forward.

Conclusion – The Board examined the totality of the information they were provided at the June, July and August 2009 Board meetings, and information they received at other meetings held during the past year, and did not identify any single factor discussed previously as controlling. Based on this analysis, the Board determined that the New Advisory Agreements, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to unanimously approve the New Advisory Agreements.

86	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	87

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Funds
iShares Dow Jones U.S.	IYY

iShares KLD Socially Responsible Index Funds
iShares FTSE KLD 400 Social	DSI
iShares FTSE KLD Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector / Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology-Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

88	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI All Peru Capped	EPU
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU
iShares S&P India Nifty 50	INDY

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares S&P Emerging Markets Infrastructure	EMIF
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares International Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares Global Sector Index Funds
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares Global Theme Based Index Funds
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

iShares U.S. Credit Bond Funds
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares iBoxx $ High Yield Corporate	HYG

iShares U.S. Securitized Bond Funds
iShares Barclays MBS	MBB

iSHARES FAMILY OF FUNDS	89

The iShares® Family of Funds (Continued)

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF

iShares International Bond Funds	Trading Symbol
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds (“Funds”) are distributed by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor any of its affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2009 Semi-Annual Report.

iS-1888-1209

90	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm’s name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored , endorsed, issued, sold or promoted by Morningstar, Inc. , nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SE I nor any of their affiliates , is affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2009 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-SAR-44-1009

iShares

BlackRock

“ Would you prefer to receive materials like this electronically?

See inside back cover for details.

2009 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES FTSE EPRA/NAREIT SERIES

iSHARES FTSE NAREIT SERIES

®

®

OCTOBER 31, 2009

iShares FTSE EPRA/NAREIT Developed Asia Index Fund | IFAS | NASDAQ

iShares FTSE EPRA/NAREIT Developed Europe Index Fund | IFEU | NASDAQ

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund | IFG l | NASDAQ

iShares FTSE EPRA/NAREIT North America Index Fund | IFNA | NASDAQ

iShares FTSE NAREIT Industrial/Office Capped Index Fund | FIO | NYSE Arca

iShares FTSE NAREIT Mortgage Plus Capped Index Fund | | NYSE Arca

iShares FTSE NAREIT Real Estate 50 Index Fund | FTY | NYSE Arca

iShares FTSE NAREIT Residential Plus Capped Index Fund | RE | NYSE Arca

iShares FTSE NAREIT Retail Capped Index Fund | | NYSE Arca

iShares

Fund Performance Overview

iSHARES® FTSE EPRA/NAREIT DEVELOPED ASIA INDEX FUND

Performance as of October 31, 2009

The iShares FTSE EPRA/NAREIT Developed Asia Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Developed Asia Index (the “Index”). The Index measures the stock performance of companies engaged in the ownership and development of Asian real estate markets defined by FTSE EPRA/NAREIT as developed (including Australia, Hong Kong, Japan, New Zealand, and Singapore). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2009, the total return for the Fund was 45.54%, while the total return for the Index was 45.73%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/09			Inception to 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
44.01%	35.81%	43.76%	(19.11)%	(20.40)%	(19.24)%	(34.19)%	(36.24)%	(34.36)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/09
Industry	Percentage of Net Assets
Real Estate Operating/Development	55.33%

REITs - Shopping Centers	15.72

REITs - Diversified	13.59

Real Estate Management/Services	7.48

REITs - Office Property	7.10

REITs - Warehouse/Industrial	0.22

Investment Companies	0.00

Short-Term and Other Net Assets	0.56

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
Sun Hung Kai Properties Ltd. (Hong Kong)	12.00%

Westfield Group (Australia)	10.18

Mitsubishi Estate Co. Ltd. (Japan)	6.29

Mitsui Fudosan Co. Ltd. (Japan)	6.18

Sumitomo Realty & Development Co. Ltd. (Japan)	3.96

CapitaLand Ltd. (Singapore)	3.80

China Overseas Land & Investment Ltd. (China)	3.57

Stockland Corp. Ltd. (Australia)	3.26

Hang Lung Properties Ltd. (Hong Kong)	3.26

Hongkong Land Holdings Ltd. (Hong Kong)	3.23

TOTAL	55.73%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview

iSHARES® FTSE EPRA/NAREIT DEVELOPED EUROPE INDEX FUND

Performance as of October 31, 2009

The iShares FTSE EPRA/NAREIT Developed Europe Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Developed Europe Index (the “Index”). The Index measures the stock performance of companies engaged in the ownership and development of European real estate markets as defined by FTSE EPRA/NAREIT as developed (including Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom (including the Channel Islands)). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2009, the total return for the Fund was 45.98%, while the total return for the Index was 45.88%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/09			Inception to 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
30.07%	27.08%	28.97%	(18.96)%	(19.45)%	(19.45)%	(33.95)%	(34.73)%	(34.69)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/09
Industry	Percentage of Net Assets
REITs - Diversified	67.60%

Real Estate Management/Services	15.33

REITs - Office Property	6.86

Real Estate Operating/Development	5.95

Investment Companies	1.51

REITs - Shopping Centers	1.09

REITs - Storage	0.74

REITs - Warehouse/Industrial	0.41

REITs - Health Care	0.25

Short-Term and Other Net Assets	0.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
Unibail-Rodamco SE (France)	17.60%

Land Securities Group PLC (United Kingdom)	7.39

British Land Co. PLC (United Kingdom)	5.93

Corio NV (Netherlands)	4.62

Hammerson PLC (United Kingdom)	4.17

SEGRO PLC (United Kingdom)	3.82

Liberty International PLC (United Kingdom)	3.76

Fonciere des Regions (France)	3.47

Klépierre (France)	3.30

PSP Swiss Property AG Registered (Switzerland)	2.35

TOTAL	56.41%

2	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

Performance as of October 31, 2009

The iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index (the “Index”). The Index measures the stock performance of companies engaged in the ownership and development of the following real estate markets defined as developed by FTSE EPRA/NAREIT: Canada, Europe (including Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, and the United Kingdom (including the Channel Islands)), Middle East (Israel), and Asia (including Australia, Hong Kong, Japan, New Zealand, and Singapore). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2009, the total return for the Fund was 46.40%, while the total return for the Index was 46.25%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/09			Inception to 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
39.89%	33.09%	38.82%	(18.74)%	(19.75)%	(19.01)%	(33.60)%	(35.21)%	(33.99)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/09
Industry	Percentage of Net Assets
Real Estate Operating/Development	38.85%

REITs - Diversified	29.95

REITs - Shopping Centers	12.22

Real Estate Management/Services	9.44

REITs - Office Property	7.05

REITs - Apartments	0.78

Investment Companies	0.38

REITs - Health Care	0.33

REITs - Warehouse/Industrial	0.25

REITs - Storage	0.19

REITs - Hotels	0.10

Short-Term and Other Net Assets	0.46

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
Sun Hung Kai Properties Ltd. (Hong Kong)	7.75%

Westfield Group (Australia)	6.71

Unibail-Rodamco SE (France)	5.14

Mitsubishi Estate Co. Ltd. (Japan)	4.15

Mitsui Fudosan Co. Ltd. (Japan)	3.90

Sumitomo Realty & Development Co. Ltd. (Japan)	2.62

CapitaLand Ltd. (Singapore)	2.48

China Overseas Land & Investment Ltd. (China)	2.36

Hongkong Land Holdings Ltd. (Hong Kong)	2.24

Land Securities Group PLC (United Kingdom)	2.19

TOTAL	39.54%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

Performance as of October 31, 2009

The iShares FTSE EPRA/NAREIT North America Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT North America Index (the “Index”). The Index measures the stock performance of companies engaged in the ownership and development of the North American real estate market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2009, the total return for the Fund was 29.18%, while the total return for the Index was 28.72%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/09			Inception to 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.63%	1.96%	0.86%	(19.84)%	(19.60)%	(21.06)%	(35.35)%	(34.98)%	(37.24)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/09
Industry	Percentage of Net Assets
REITs - Diversified	14.25%

REITs - Health Care	13.99

REITs - Apartments	13.87

REITs - Office Property	12.42

REITs - Shopping Centers	11.60

REITs - Regional Malls	11.03

REITs - Hotels	5.38

REITs - Storage	5.16

REITs - Warehouse/Industrial	4.78

Real Estate Operating/Development	2.49

REITs - Outlet Centers	2.31

Private Corrections Facilities	1.24

REITs - Manufactured Homes	0.77

Hotels and Motels	0.30

Medical - Nursing Homes	0.17

Short-Term and Other Net Assets	0.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
Simon Property Group Inc.	8.59%

Vornado Realty Trust	4.77

Public Storage	4.20

HCP Inc.	3.88

Boston Properties Inc.	3.77

Equity Residential	3.53

Ventas Inc.	2.82

Host Hotels & Resorts Inc.	2.73

AvalonBay Communities Inc.	2.46

Health Care REIT Inc.	2.38

TOTAL	39.13%

4	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® FTSE NAREIT INDUSTRIAL/OFFICE CAPPED INDEX FUND

Performance as of October 31, 2009

The iShares FTSE NAREIT Industrial/Office Capped Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE NAREIT Industrial/Office Capped Index (the “Index”). The Index measures the performance of the industrial and office real estate sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2009, the total return for the Fund was 26.48%, while the total return for the Index was 26.73%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/09			Inception to 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.92%	8.30%	1.80%	(25.91)%	(25.93)%	(26.69)%	(52.81)%	(52.85)%	(54.05)%

Index performance reflects the performance of the FTSE NAREIT Industrial/Office Index through March 1, 2009 and the FTSE NAREIT Industrial/Office Capped Index thereafter.

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/4/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/09
Industry	Percentage of Net Assets
REITs - Office Property	60.53%

REITs - Warehouse/Industrial	24.77

REITs - Diversified	14.52

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
Boston Properties Inc.	18.90%

ProLogis	11.26

Liberty Property Trust	7.37

AMB Property Corp.	7.22

Alexandria Real Estate Equities Inc.	5.06

SL Green Realty Corp.	4.87

Duke Realty Corp.	4.44

Mack-Cali Realty Corp.	4.33

Corporate Office Properties Trust	4.29

Highwoods Properties Inc.	4.26

TOTAL	72.00%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® FTSE NAREIT MORTGAGE PLUS CAPPED INDEX FUND

Performance as of October 31, 2009

The iShares FTSE NAREIT Mortgage Plus Capped Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE NAREIT All Mortgage Capped Index (the “Index”). The Index measures the performance of the residential and commercial mortgage real estate, mortgage finance and savings associations sectors of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2009, the total return for the Fund was 15.52%, while the total return for the Index was 15.89%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/09			Inception to 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.18%	2.50%	20.84%	(32.12)%	(32.12)%	(23.98)%	(62.09)%	(62.10)%	(49.67)%

Index performance reflects the performance of the FTSE NAREIT Mortgage REITs Index (the “Former Index”) through March 1, 2009 and the FTSE NAREIT All Mortgage Capped Index thereafter. The Former Index became highly concentrated in a small number of constituents during the year ended October 31, 2009. Due to regulatory diversification and concentration requirements applicable to the Fund, the Fund could not become as highly concentrated as the Former Index. Consistent with the Fund’s representative sampling strategy, the Fund underweighted certain constituents of the Former Index and over-weighted its investment in non-index securities in an attempt to track the performance of the Former Index. The stocks that the Fund underweighted generally performed better than those that it over-weighted through March 1, 2009. As a result, the Fund notably underperformed its combined benchmark during the year ended October 31, 2009.

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/4/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/09
Industry	Percentage of Net Assets
REITs - Mortgage	66.44%

Savings & Loans/Thrifts	26.34

Property/Casualty Insurance	3.23

Financial Guarantee Insurance	1.19

Finance - Consumer Loans	1.08

Commercial Banks	0.61

REITs - Health Care	0.50

Investment Management/Advisory Services	0.34

Short-Term and Other Net Assets	0.27

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
Annaly Capital Management Inc.	22.73%

Chimera Investment Corp.	11.62

MFA Financial Inc.	10.33

People’s United Financial Inc.	4.76

Hudson City Bancorp Inc.	4.66

Hatteras Financial Corp.	4.24

Redwood Trust Inc.	4.00

New York Community Bancorp Inc.	3.67

Capstead Mortgage Corp.	3.57

Anworth Mortgage Asset Corp.	3.20

TOTAL	72.78%

6	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

Performance as of October 31, 2009

The iShares FTSE NAREIT Real Estate 50 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE NAREIT Real Estate 50 Index (the “Index”). The Index measures the performance of the large-capitalization real estate sector of the U.S. equity market, and is comprised of the 50 largest real estate investment trusts (REITs) within the FTSE NAREIT Composite Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2009, the total return for the Fund was 25.26%, while the total return for the Index was 25.55%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/09			Inception to 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.09%	0.67%	1.27%	(20.19)%	(20.29)%	(20.04)%	(43.15)%	(43.32)%	(42.87)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/4/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/09
Industry	Percentage of Net Assets
REITs - Health Care	15.36%

REITs - Apartments	13.67

REITs - Regional Malls	12.49

REITs - Diversified	12.13

REITs - Office Property	11.91

REITs - Shopping Centers	8.31

REITs - Mortgage	6.06

REITs - Storage	5.04

REITs - Hotels	4.55

REITs - Warehouse/Industrial	4.43

Real Estate Operating/Development	4.38

REITs - Outlet Centers	1.59

Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
Simon Property Group Inc.	10.32%

Vornado Realty Trust	5.74

Public Storage	5.04

Annaly Capital Management Inc.	4.94

HCP Inc.	4.67

Boston Properties Inc.	4.53

Equity Residential	4.24

Ventas Inc.	3.38

Host Hotels & Resorts Inc.	3.28

AvalonBay Communities Inc.	2.96

TOTAL	49.10%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® FTSE NAREIT RESIDENTIAL PLUS CAPPED INDEX FUND

Performance as of October 31, 2009

The iShares FTSE NAREIT Residential Plus Capped Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE NAREIT All Residential Capped Index (the “Index”). The Index measures the performance of the residential, healthcare and self-storage real estate sectors of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2009, the total return for the Fund was 28.48%, while the total return for the Index was 28.89%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/09			Inception to 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(5.35)%	(4.97)%	(7.60)%	(16.03)%	(16.15)%	(16.62)%	(35.43)%	(35.67)%	(36.56)%
Index performance reflects the performance of the FTSE NAREIT Residential Index through March 1, 2009 and the FTSE NAREIT All Residential Capped Index thereafter.

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns”represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/4/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/09
Industry	Percentage of Net Assets
REITs - Apartments	42.25%

REITs - Health Care	38.63

REITs - Storage	14.16

REITs - Manufactured Homes	3.39

REITs - Diversified	1.35

Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
Public Storage	9.94%

HCP Inc.	9.18

Equity Residential	8.34

Ventas Inc.	6.65

AvalonBay Communities Inc.	5.86

Health Care REIT Inc.	5.62

Nationwide Health Properties Inc.	4.59

Senior Housing Properties Trust	4.35

Camden Property Trust	4.26

UDR Inc.	4.22

TOTAL	63.01%

8	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® FTSE NAREIT RETAIL CAPPED INDEX FUND

Performance as of October 31, 2009

The iShares FTSE NAREIT Retail Capped Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE NAREIT Retail Capped Index (the “Index”). The Index measures the performance of the retail property real estate sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2009, the total return for the Fund was 21.82%, while the total return for the Index was 21.88%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/09			Inception to 10/31/09			Inception to 10/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(4.08)%	(3.83)%	(5.61)%	(26.60)%	(26.50)%	(27.97)%	(53.90)%	(53.75)%	(56.02)%

Index performance reflects the performance of the FTSE NAREIT Retail Index through March 1, 2009 and the FTSE NAREIT Retail Capped Index thereafter.

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/4/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/09
Industry	Percentage of Net Assets
REITs - Shopping Centers	52.38%

REITs - Regional Malls	35.46

REITs - Outlet Centers	11.86

Short-Term and Other Net Assets	0.30

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/09
Security	Percentage of Net Assets
Simon Property Group Inc.	22.61%

Kimco Realty Corp.	21.97

Macerich Co. (The)	5.23

Federal Realty Investment Trust	4.48

National Retail Properties Inc.	4.37

Tanger Factory Outlet Centers Inc.	4.33

Weingarten Realty Investors	4.27

Regency Centers Corp.	4.21

Realty Income Corp.	4.14

Developers Diversified Realty Corp.	3.97

TOTAL	79.58%

FUND PERFORMANCE OVERVIEWS	9

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (5/1/09)	Ending Account Value (10/31/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (5/1/09 to 10/31/09)
FTSE EPRA/NAREIT Developed Asia
Actual	$1,000.00	$1,455.40	0.48%	$2.97
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
FTSE EPRA/NAREIT Developed Europe
Actual	1,000.00	1,459.80	0.48	2.98
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
FTSE EPRA/NAREIT Developed Real Estate ex-U.S.
Actual	1,000.00	1,464.00	0.48	2.98
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
FTSE EPRA/NAREIT North America
Actual	1,000.00	1,291.80	0.48	2.77
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45

10	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (5/1/09)	Ending Account Value (10/31/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (5/1/09 to 10/31/09)
FTSE NAREIT Industrial/Office Capped
Actual	$1,000.00	$1,264.80	0.48%	$2.74
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
FTSE NAREIT Mortgage Plus Capped
Actual	1,000.00	1,155.20	0.48	2.61
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
FTSE NAREIT Real Estate 50
Actual	1,000.00	1,252.60	0.48	2.73
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
FTSE NAREIT Residential Plus Capped
Actual	1,000.00	1,284.80	0.48	2.76
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
FTSE NAREIT Retail Capped
Actual	1,000.00	1,218.20	0.48	2.68
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED ASIA INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.43%

AUSTRALIA – 23.54%
Bunnings Warehouse Property Trust	26,088	$39,249
CFS Retail Property Trust	133,578	233,557
Commonwealth Property Office Fund	138,216	110,529
Dexus Property Group	335,449	244,005
FKP Property Group	62,154	39,033
Goodman Group[a]	426,564	238,975
GPT Group	667,158	352,664
ING Office Fund	194,052	105,207
Macquarie CountryWide Trust	104,640	60,041
Macquarie Office Trust	340,800	98,543
Mirvac Group	201,244	271,857
Stockland Corp. Ltd.	170,130	579,560
Westfield Group	163,008	1,807,298

		4,180,518

CHINA – 8.29%
Agile Property Holdings Ltd.	108,000	142,416
China Overseas Land & Investment Ltd.	288,000	634,694
China Resources Land Ltd.[a]	132,000	325,646
Country Garden Holdings Co. Ltd.	228,000	89,138
Hopson Development Holdings Ltd.	48,000	86,459
Shimao Property Holdings Ltd.	102,000	194,254

		1,472,607

HONG KONG – 32.03%
Champion REIT	156,000	66,424
Great Eagle Holdings Ltd.	24,000	64,101
Hang Lung Properties Ltd.	150,000	578,691
Henderson Land Development Co. Ltd.	78,000	561,582
Hongkong Land Holdings Ltd.	120,000	573,600
Hysan Development Co. Ltd.	54,000	160,950
Kerry Properties Ltd.[a]	39,000	222,419
Kowloon Development Co. Ltd.[a]	42,000	45,413
Link REIT (The)	153,000	348,631
New World China Land Ltd.[a]	79,200	32,088
New World Development Co. Ltd.	210,000	461,172
Shenzhen Investment Ltd.	120,000	48,308

Security	Shares	Value
Shui On Land Ltd.	108,250	$67,183
Sino Land Co. Ltd.[a]	168,000	326,451
Sun Hung Kai Properties Ltd.	138,000	2,131,363

		5,688,376

JAPAN – 26.48%
AEON Mall Co. Ltd.	6,600	141,449
Daibiru Corp.	4,200	36,144
Heiwa Real Estate Co. Ltd.	9,000	30,026
Japan Prime Realty Investment Corp.	42	92,751
Japan Real Estate Investment Corp.	30	241,273
Japan Retail Fund Investment Corp.	30	142,510
Kenedix Realty Investment Corp.	12	34,931
Mitsubishi Estate Co. Ltd.	72,000	1,116,748
Mitsui Fudosan Co. Ltd.	66,000	1,098,056
MORI TRUST Sogo REIT Inc.	6	46,332
Nippon Building Fund Inc.	36	297,084
Nomura Real Estate Office Fund Inc.	18	112,351
NTT Urban Development Corp.	96	79,010
ORIX JREIT Inc.	18	83,319
Premier Investment Corp.	12	45,603
Sumitomo Realty & Development Co. Ltd.	36,000	703,933
TOC Co. Ltd.	7,200	34,123
Tokyo Tatemono Co. Ltd.	18,000	88,489
Tokyu Land Corp.	30,000	124,613
TOKYU REIT Inc.	6	30,424
Top REIT Inc.	12	53,292
United Urban Investment Corp.	12	70,128

		4,702,589

NEW ZEALAND – 0.25%
Kiwi Income Property Trust	56,184	44,271

		44,271

SINGAPORE – 8.84%
Allgreen Properties Ltd.	54,000	44,403
Ascendas Real Estate Investment Trust	132,202	175,822
CapitaCommercial Trust	156,000	119,352
CapitaLand Ltd.	228,000	674,928
CapitaMall Trust Management Ltd.	174,400	199,521
Keppel Land Ltd.	48,000	97,472

12	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED ASIA INDEX FUND

October 31, 2009

Security	Shares	Value
Mapletree Logistics Trust	108,000	$57,917
Singapore Land Ltd.	12,000	47,449
Suntec REIT	120,000	102,964
Wing Tai Holdings Ltd.	42,000	49,852

		1,569,680

TOTAL COMMON STOCKS (Cost: $20,843,301)		17,658,041

INVESTMENT COMPANIES – 0.00%

AUSTRALIA – 0.00%
BGP Holdings PLC[b]	539,595	80

		80

TOTAL INVESTMENT COMPANIES (Cost: $0)		80

RIGHTS – 0.01%

HONG KONG – 0.01%
New World China Land Ltd.[a,c]	39,600	2,708

		2,708

TOTAL RIGHTS (Cost: $0)		2,708

SHORT-TERM INVESTMENTS – 5.21%

MONEY MARKET FUNDS – 5.21%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[d,e,f]	798,752	798,752
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[d,e,f]	117,669	117,669
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[d,e]	8,607	8,607

		925,028

TOTAL SHORT-TERM INVESTMENTS
(Cost: $925,028)		925,028

Value
TOTAL INVESTMENTS IN SECURITIES – 104.65% (Cost: $21,768,329)	$18,585,857

Other Assets, Less Liabilities – (4.65)%	(826,254)

NET ASSETS – 100.00%	$17,759,603

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Security valued using Level 3 inputs. See Note 1.
[c]	Non-income earning security. d Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED EUROPE INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 98.23%

AUSTRIA – 2.18%
CA Immobilien Anlagen AGa	7,368	$109,798
conwert Immobilien Invest SEa	7,182	88,058

		197,856

BELGIUM – 3.61%
Befimmo SCA	1,392	132,985
Cofinimmo SA	750	108,401
Intervest Offices NV	624	20,632
Leasinvest Real Estate SCA	150	13,124
Warehouses De Pauw SCA	738	37,360
Wereldhave Belgium NV	192	14,504

		327,006

FINLAND – 1.62%
Citycon OYJ	13,644	60,594
Sponda OYJ[a,b]	17,202	61,929
Technopolis OYJ	4,758	23,728

		146,251

FRANCE – 32.40%
Affine SA	336	8,824
Fonciere des Regions	2,838	314,259
GAGFAH SA	7,380	70,451
Gecina SA	1,530	163,800
Icade	1,596	168,770
Klépierre	7,176	298,842
Mercialys	3,666	148,207
Societe de la Tour Eiffel	432	32,507
Societe Immobiliere de Location pour l’Industrie et le Commerce	1,056	134,774
Unibail-Rodamco SE	7,158	1,594,224

		2,934,658

GERMANY – 2.87%
Alstria Office REIT AG	2,352	26,096
Colonia Real Estate AGa	2,352	14,749
Deutsche EuroShop AG	3,108	106,388
Deutsche Wohnen AG Bearer[a]	6,664	75,808
DIC Asset AG	1,980	24,715
PATRIZIA Immobilien AGa	2,208	12,380

		260,136

Security	Shares	Value
ITALY – 0.60%
Beni Stabili SpA	33,492	$30,341
Immobiliare Grande Distribuzione SpA	11,034	23,916

		54,257

NETHERLANDS – 10.26%
Corio NV	6,138	418,628
Eurocommercial Properties NV	3,848	167,487
Nieuwe Steen Investments NV	2,886	55,356
VastNed Offices/Industrial NV	1,488	25,950
VastNed Retail NV	1,476	98,871
Wereldhave NV	1,662	163,022

		929,314
NORWAY – 0.79%
Norwegian Property ASA[a]	37,374	71,496

		71,496
SWEDEN – 4.83%
Castellum AB	13,872	132,270
Fabege AB	13,854	82,304
Hufvudstaden AB Class A	6,546	52,439
Klovern AB	10,278	32,934
Kungsleden AB	11,160	79,511
Wihlborgs Fastigheter AB	3,054	58,240

		437,698
SWITZERLAND – 4.99%
Allreal Holding AG Registered	414	50,121
PSP Swiss Property AG Registered[a]	3,780	212,573
Swiss Prime Site AG Registered[a,b]	3,217	177,457
Zueblin Immobilien Holding AG Registered[a]	2,610	11,594

		451,745
UNITED KINGDOM – 34.08%
A&J Mucklow Group PLC	2,070	10,637
Big Yellow Group PLC[a]	10,326	66,518
British Land Co. PLC	68,988	536,969
CLS Holdings PLC[a]	1,914	14,355
Daejan Holdings PLC	396	17,494
Derwent London PLC	8,088	165,982
Development Securities PLC	6,624	33,848
Grainger PLC	8,346	39,483
Great Portland Estates PLC	24,912	101,427

14	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED EUROPE INDEX FUND

October 31, 2009

Security	Shares	Value
Hammerson PLC	56,448	$377,953
Helical Bar PLC	8,616	47,080
Invista Foundation Property Trust Ltd.	26,976	19,787
Land Securities Group PLC	61,344	669,390
Liberty International PLC	45,744	340,139
Primary Health Properties PLC	4,890	22,650
Quintain Estates and Development PLC[a]	10,308	32,963
SEGRO PLC	59,472	346,048
Shaftesbury PLC	18,294	113,533
St. Modwen Properties PLC	12,252	45,319
UNITE Group PLC[a]	12,936	56,719
Workspace Group PLC	83,556	28,235

		3,086,529

TOTAL COMMON STOCKS (Cost: $9,257,511)		8,896,946

INVESTMENT COMPANIES – 1.51%

FRANCE – 0.33%
ProLogis European Properties[a]	4,620	30,027

		30,027

UNITED KINGDOM – 1.18%
F&C Commercial Property Trust Ltd.[c]	11,541	17,121
F&C Commercial Property Trust Ltd. New	11,289	16,747
ING UK Real Estate Income Trust Ltd.	26,862	22,471
IRP Property Investments Ltd.	6,486	8,339
ISIS Property Trust Ltd.	4,596	7,424
Standard Life Investment Property Income Trust PLC	8,988	8,371
UK Commercial Property Trust Ltd.	20,844	26,130

		106,603

TOTAL INVESTMENT COMPANIES (Cost: $143,785)		136,630

SHORT-TERM INVESTMENTS – 1.43%

MONEY MARKET FUNDS – 1.43%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[d,e,f]	112,116	112,116

Security	Shares	Value
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[d,e,f]	16,517	$16,517
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[d,e]	1,398	1,398

		130,031

TOTAL SHORT-TERM INVESTMENTS
(Cost: $130,031)		130,031

TOTAL INVESTMENTS IN SECURITIES – 101.17%
(Cost: $9,531,327)		9,163,607

Other Assets, Less Liabilities – (1.17)%		(106,144)

NET ASSETS – 100.00%		$9,057,463

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.15%

AUSTRALIA – 15.40%
Bunnings Warehouse Property Trust	275,400	$414,338
CFS Retail Property Trust	1,570,902	2,746,669
Commonwealth Property Office Fund	1,587,222	1,269,279
Dexus Property Group	3,838,260	2,791,943
FKP Property Group	700,434	439,874
Goodman Group	4,724,946	2,647,066
GPT Group	7,373,376	3,897,611
ING Office Fund	2,167,704	1,175,242
Macquarie CountryWide Trust	1,178,100	675,977
Macquarie Office Trust	3,803,784	1,099,872
Mirvac Group	2,222,274	3,002,030
Stockland Corp. Ltd.	1,859,664	6,335,079
Westfield Group	1,843,854	20,443,127

		46,938,107

AUSTRIA – 0.65%
CA Immobilien Anlagen AGa	74,256	1,106,566
conwert Immobilien Invest SEa	71,706	879,186

		1,985,752

BELGIUM – 1.06%
Befimmo SCA	12,258	1,171,073
Cofinimmo SA	8,364	1,208,891
Intervest Offices NV	7,140	236,083
Leasinvest Real Estate SCA	1,530	133,866
Warehouses De Pauw SCA	6,528	330,465
Wereldhave Belgium NV	1,938	146,402

		3,226,780

CANADA – 5.18%
Allied Properties Real Estate Investment Trust	25,704	401,834
Boardwalk Real Estate Investment Trust	39,576	1,359,001
Brookfield Properties Corp.	294,168	3,072,215
Calloway Real Estate Investment Trust	65,790	1,079,806
Canadian Apartment Properties Real Estate Investment Trust	52,428	656,080
Canadian Real Estate Investment Trust	47,124	1,117,729

Security	Shares	Value
Chartwell Seniors Housing Real Estate Investment Trust	82,824	$460,560
Cominar Real Estate Investment Trust	37,842	633,393
Dundee Real Estate Investment Trust	16,116	287,999
Extendicare Real Estate Investment Trust	58,242	410,916
H&R Real Estate Investment Trust	121,788	1,484,475
InnVest Real Estate Investment Trust	75,378	314,192
Morguard Real Estate Investment Trust	38,760	429,267
Northern Property Real Estate Investment Trust	18,870	357,710
Primaris Retail Real Estate Investment Trust	49,062	717,347
RioCan Real Estate Investment Trust	177,480	3,021,707

		15,804,231

CHINA – 5.45%
Agile Property Holdings Ltd.	1,224,000	1,614,049
China Overseas Land & Investment Ltd.	3,264,480	7,194,261
China Resources Land Ltd.[b]	1,428,000	3,522,901
Country Garden Holdings Co. Ltd.	2,652,000	1,036,813
Hopson Development Holdings Ltd.	612,000	1,102,354
Shimao Property Holdings Ltd.	1,122,000	2,136,798

		16,607,176

FINLAND – 0.48%
Citycon OYJ	135,048	599,762
Sponda OYJ[a,b]	172,380	620,585
Technopolis OYJ	50,490	251,795

		1,472,142

FRANCE – 9.48%
Fonciere des Regions	27,336	3,026,984
GAGFAH SA	70,482	672,833
Gecina SA	15,300	1,637,997
Icade	16,320	1,725,767
Klépierre[b]	71,094	2,960,680
Mercialys	34,374	1,389,649
Societe de la Tour Eiffel	4,794	360,739

16	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

October 31, 2009

Security	Shares	Value
Societe Immobiliere de Location pour l’Industrie et le Commerce	11,424	$1,458,004
Unibail-Rodamco SE	70,278	15,652,258

		28,884,911

GERMANY – 0.87%
Alstria Office REIT AG	23,256	258,034
Colonia Real Estate AGa	19,992	125,363
Deutsche EuroShop AG	32,640	1,117,282
Deutsche Wohnen AG Bearer[a]	67,212	764,585
DIC Asset AG	20,196	252,093
PATRIZIA Immobilien AGa	22,848	128,102

		2,645,459

HONG KONG – 21.13%
Champion REIT[b]	1,836,000	781,755
Great Eagle Holdings Ltd.	204,000	544,860
Hang Lung Properties Ltd.	1,632,000	6,296,158
Henderson Land Development Co. Ltd.	918,000	6,609,387
Hongkong Land Holdings Ltd.[b]	1,428,000	6,825,840
Hysan Development Co. Ltd.	612,000	1,824,096
Kerry Properties Ltd.[b]	459,000	2,617,696
Kowloon Development Co. Ltd.[b]	510,000	551,440
Link REIT (The)	1,734,000	3,951,155
New World China Land Ltd.[b]	938,400	380,191
New World Development Co. Ltd.	2,346,000	5,151,953
Shenzhen Investment Ltd.	1,428,000	574,867
Shui On Land Ltd.	1,122,300	696,528
Sino Land Co. Ltd.[b]	2,040,000	3,964,053
Sun Hung Kai Properties Ltd.	1,530,000	23,630,336

		64,400,315

ITALY – 0.19%
Beni Stabili SpA	350,064	317,132
Immobiliare Grande Distribuzione SpA	115,362	250,040

		567,172

JAPAN – 17.28%
AEON Mall Co. Ltd.	71,400	1,530,225
Daibiru Corp.	40,800	351,118
Heiwa Real Estate Co. Ltd.	102,000	340,301
Japan Prime Realty Investment Corp.	510	1,126,259
Japan Real Estate Investment Corp.	306	2,460,981

Security	Shares	Value
Japan Retail Fund Investment Corp.	306	$1,453,601
Kenedix Realty Investment Corp.	204	593,836
Mitsubishi Estate Co. Ltd.	816,000	12,656,474
Mitsui Fudosan Co. Ltd.	714,000	11,878,966
MORI TRUST Sogo REIT Inc.	102	787,649
Nippon Building Fund Inc.	408	3,366,947
Nomura Real Estate Office Fund Inc.	204	1,273,310
NTT Urban Development Corp.	918	755,535
ORIX JREIT Inc.	204	944,278
Premier Investment Corp.	102	387,627
Sumitomo Realty & Development Co. Ltd.	409,000	7,997,459
TOC Co. Ltd.	71,400	338,385
Tokyo Tatemono Co. Ltd.	204,000	1,002,872
Tokyu Land Corp.	306,000	1,271,056
TOKYU REIT Inc.	102	517,212
Top REIT Inc.	102	452,983
United Urban Investment Corp.	204	1,192,178

		52,679,252

NETHERLANDS – 2.92%
Corio NV	58,446	3,986,174
Eurocommercial Properties NV	30,401	1,323,227
Nieuwe Steen Investments NV	33,880	649,847
VastNed Offices/Industrial NV	15,606	272,166
VastNed Retail NV	13,708	918,236
Wereldhave NV	17,850	1,750,869

		8,900,519

NEW ZEALAND – 0.17%
Kiwi Income Property Trust	666,978	525,553

		525,553

NORWAY – 0.22%
Norwegian Property ASA[a]	355,164	679,424

		679,424

SINGAPORE – 5.69%
Allgreen Properties Ltd.	510,000	419,363
Ascendas Real Estate Investment Trust	1,496,402	1,990,138
CapitaCommercial Trust	1,734,000	1,326,646
CapitaLand Ltd.	2,550,000	7,548,532
CapitaMall Trust Management Ltd.	1,938,400	2,217,611

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

October 31, 2009

Security	Shares	Value
Keppel Land Ltd.[b]	510,000	$1,035,644
Mapletree Logistics Trust	1,230,750	660,014
Singapore Land Ltd.[b]	102,000	403,318
Suntec REIT[b]	1,326,000	1,137,750
Wing Tai Holdings Ltd.	510,000	605,341

		17,344,357

SWEDEN – 1.43%
Castellum AB	140,046	1,335,341
Fabege AB	138,312	821,681
Hufvudstaden AB Class A	60,588	485,360
Klovern AB	102,510	328,476
Kungsleden AB	110,364	786,308
Wihlborgs Fastigheter AB	31,416	599,104

		4,356,270

SWITZERLAND – 1.49%
Allreal Holding AG Registered	4,692	568,033
PSP Swiss Property AG Registered[a]	38,658	2,173,982
Swiss Prime Site AG Registered[a,b]	31,413	1,732,814
Zueblin Immobilien Holding AG Registered[a]	18,462	82,013

		4,556,842

UNITED KINGDOM – 10.06%
Big Yellow Group PLC[a]	92,310	594,638
British Land Co. PLC[b]	690,234	5,372,442
CLS Holdings PLC[a]	27,948	209,610
Daejan Holdings PLC	3,774	166,719
Derwent London PLC	83,028	1,703,897
Development Securities PLC	54,978	280,931
Grainger PLC	81,702	386,513
Great Portland Estates PLC	264,792	1,078,081
Hammerson PLC	563,754	3,774,670
Helical Bar PLC	96,186	525,587
Invista Foundation Property Trust Ltd.	275,298	201,935
Land Securities Group PLC	611,694	6,674,852
Liberty International PLC	454,818	3,381,893
Primary Health Properties PLC	32,028	148,349
Quintain Estates and Development PLC[a]	106,284	339,875
SEGRO PLC	584,154	3,399,003
Shaftesbury PLC	186,834	1,159,499
St. Modwen Properties PLC	115,362	426,712

Security	Shares	Value
UNITE Group PLC[a]	122,706	$538,018
Workspace Group PLC	900,864	304,413

		30,667,637

TOTAL COMMON STOCKS (Cost: $278,844,458)		302,241,899

INVESTMENT COMPANIES – 0.38%

AUSTRALIA – 0.00%
BGP Holdings PLC[c]	6,603,392	974

		974

FRANCE – 0.10%
ProLogis European Properties[a]	47,226	306,939

		306,939

UNITED KINGDOM – 0.28%
F&C Commercial Property Trust Ltd.[c]	217,672	322,920
ING UK Real Estate Income Trust Ltd.	280,092	234,307
UK Commercial Property Trust Ltd.	231,744	290,507

		847,734

TOTAL INVESTMENT COMPANIES (Cost: $1,088,400)		1,155,647

RIGHTS – 0.01%

HONG KONG – 0.01%
New World China Land Ltd.[a,b]	464,600	31,772

		31,772

TOTAL RIGHTS (Cost: $0)		31,772

SHORT-TERM INVESTMENTS – 5.33%

MONEY MARKET FUNDS – 5.33%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[d,e,f]	14,056,810	14,056,810

18	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

October 31, 2009

Security	Shares	Value
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[d,e,f]	2,070,797	$2,070,797
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[d,e]	113,445	113,445

		16,241,052

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,241,052)		16,241,052

TOTAL INVESTMENTS IN SECURITIES – 104.87% (Cost: $296,173,910)		319,670,370

Other Assets, Less Liabilities – (4.87)%		(14,858,372)

NET ASSETS – 100.00%		$304,811,998

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.76%

CANADA – 9.08%
Allied Properties Real Estate Investment Trust	742	$11,600
Boardwalk Real Estate Investment Trust	942	32,347
Brookfield Properties Corp.	7,188	75,070
Calloway Real Estate Investment Trust	1,585	26,015
Canadian Apartment Properties Real
Estate Investment Trust	1,344	16,819
Canadian Real Estate Investment Trust	1,284	30,455
Chartwell Seniors Housing Real Estate Investment Trust	2,178	12,111
Cominar Real Estate Investment Trust	1,039	17,391
Dundee Real Estate Investment Trust	414	7,398
Extendicare Real Estate Investment Trust	1,353	9,546
H&R Real Estate Investment Trust	2,859	34,848
InnVest Real Estate Investment Trust	1,545	6,440
Morguard Real Estate Investment Trust	867	9,602
Northern Property Real Estate Investment Trust	456	8,644
Primaris Retail Real Estate Investment Trust	1,212	17,721
RioCan Real Estate Investment Trust	4,506	76,717

		392,724

UNITED STATES – 90.68%
Acadia Realty Trust	789	12,545
Agree Realty Corp.	153	3,570
Alexander’s Inc.[a]	40	10,597
Alexandria Real Estate Equities Inc.	838	45,394
AMB Property Corp.	2,836	62,335
American Campus Communities Inc.	1,011	27,317
Apartment Investment and Management Co. Class A	2,265	27,973
Ashford Hospitality Trust Inc.[a]	1,315	5,050
Associated Estates Realty Corp.	178	1,623
AvalonBay Communities Inc.	1,548	106,471
BioMed Realty Trust Inc.	1,857	25,200
Boston Properties Inc.	2,686	163,228
Brandywine Realty Trust	2,496	23,862

Security	Shares	Value
BRE Properties Inc. Class A	1,026	$27,938
Camden Property Trust	1,242	45,023
CBL & Associates Properties Inc.	2,674	21,820
Cedar Shopping Centers Inc.	921	5,591
Colonial Properties Trust	1,257	13,236
Corporate Office Properties Trust	1,116	37,040
Corrections Corp. of America[a]	2,235	53,506
Cousins Properties Inc.	1,882	13,776
DCT Industrial Trust Inc.	3,981	18,034
Developers Diversified Realty Corp.	3,097	26,603
DiamondRock Hospitality Co.[a]	2,085	15,867
Digital Realty Trust Inc.	1,470	66,341
Douglas Emmett Inc.	1,734	20,461
Duke Realty Corp.	4,341	48,793
DuPont Fabros Technology Inc.[a]	805	12,139
EastGroup Properties Inc.	499	18,368
Education Realty Trust Inc.	1,056	5,291
Entertainment Properties Trust	667	22,691
Equity Lifestyle Properties Inc.	589	27,359
Equity One Inc.	858	12,801
Equity Residential	5,292	152,833
Essex Property Trust Inc.	546	41,048
Extra Space Storage Inc.	1,674	16,020
Federal Realty Investment Trust	1,180	69,655
FelCor Lodging Trust Inc.[a]	1,296	4,082
First Industrial Realty Trust Inc.	1,101	4,789
First Potomac Realty Trust	529	6,004
Forest City Enterprises Inc. Class A	2,568	22,393
Getty Realty Corp.	364	8,922
Government Properties Income Trust	314	7,310
HCP Inc.	5,676	167,953
Health Care REIT Inc.	2,317	102,805
Healthcare Realty Trust Inc.	1,143	23,809
Hersha Hospitality Trust	975	2,496
Highwoods Properties Inc.	1,372	37,757
Hilltop Holdings Inc.[a]	823	9,744
Home Properties Inc.	640	25,075
Hospitality Properties Trust	2,355	45,475
Host Hotels & Resorts Inc.	11,662	117,903
HRPT Properties Trust	4,339	30,503
Inland Real Estate Corp.	1,656	14,209
Investors Real Estate Trust	1,362	11,400

20	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

October 31, 2009

Security	Shares	Value
Kilroy Realty Corp.	823	$22,731
Kimco Realty Corp.	7,300	92,272
Kite Realty Group Trust	1,315	4,879
LaSalle Hotel Properties	1,227	21,055
Lexington Realty Trust	2,334	9,779
Liberty Property Trust	2,157	63,351
LTC Properties Inc.	450	10,688
Macerich Co. (The)	1,833	54,623
Mack-Cali Realty Corp.	1,515	46,889
Medical Properties Trust Inc.	1,545	12,360
Mid-America Apartment Communities Inc.	550	24,101
National Healthcare Corp.	204	7,338
National Retail Properties Inc.	1,533	29,710
Nationwide Health Properties Inc.	2,061	66,467
Omega Healthcare Investors Inc.	1,626	24,650
Orient-Express Hotels Ltd. Class Aa	1,485	12,771
Parkway Properties Inc.	433	7,642
Pennsylvania Real Estate Investment Trust	825	6,047
Post Properties Inc.	931	15,352
ProLogis	8,590	97,325
PS Business Parks Inc.	345	16,895
Public Storage	2,469	181,718
Ramco-Gershenson Properties Trust	501	4,429
Realty Income Corp.[b]	2,019	46,800
Regency Centers Corp.	1,551	52,036
Saul Centers Inc.	265	8,151
Senior Housing Properties Trust	2,334	45,000
Simon Property Group Inc.	5,474	371,630
SL Green Realty Corp.	1,489	57,714
Sovran Self Storage Inc.	523	15,742
Sun Communities Inc.	354	6,174
Sunstone Hotel Investors Inc.[a]	1,805	13,628
Tanger Factory Outlet Centers Inc.	787	29,961
Taubman Centers Inc.	760	23,188
UDR Inc.	2,920	41,990
Universal Health Realty Income Trust	234	7,430
Urstadt Biddle Properties Inc. Class A	378	5,583
U-Store-It Trust	1,752	9,986
Ventas Inc.	3,036	121,835

Security	Shares	Value
Vornado Realty Trust	3,462	$206,197
Washington Real Estate Investment Trust	1,125	30,038
Weingarten Realty Investors	2,319	42,902
Winthrop Realty Trust	220	1,971

		3,921,056

TOTAL COMMON STOCKS (Cost: $5,200,894)		4,313,780

RIGHTS – 0.00%

UNITED STATES – 0.00%
Winthrop Realty Trust[a,c]	62	–

		–

TOTAL RIGHTS (Cost: $0)		–

SHORT-TERM INVESTMENTS – 1.23%

MONEY MARKET FUNDS – 1.23%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[d,e,f]	41,882	41,882
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[d,e,f]	6,170	6,170
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[d,e]	4,889	4,889

		52,941

TOTAL SHORT-TERM INVESTMENTS
(Cost: $52,941)		52,941

TOTAL INVESTMENTS IN SECURITIES – 100.99% (Cost: $5,253,835)		4,366,721

Other Assets, Less Liabilities – (0.99)%		(42,625)

NET ASSETS – 100.00%		$4,324,096

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

October 31, 2009

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT INDUSTRIAL/OFFICE CAPPED INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.82%

REITs - DIVERSIFIED – 14.52%
Duke Realty Corp.	24,623	$276,763
Gladstone Commercial Corp.	1,271	16,307
Liberty Property Trust	15,624	458,877
Mission West Properties Inc.	3,344	22,238
PS Business Parks Inc.	2,662	130,358

		904,543

REITs - OFFICE PROPERTY – 60.53%
Alexandria Real Estate Equities Inc.	5,812	314,836
BioMed Realty Trust Inc.	14,376	195,082
Boston Properties Inc.	19,367	1,176,933
Brandywine Realty Trust	19,081	182,414
Corporate Office Properties Trust	8,042	266,914
Douglas Emmett Inc.	12,324	145,423
Franklin Street Properties Corp.	11,835	127,581
Government Properties Income Trust	2,412	56,151
Highwoods Properties Inc.	9,634	265,128
HRPT Properties Trust	33,085	232,588
Kilroy Realty Corp.	6,390	176,492
Mack-Cali Realty Corp.	8,711	269,605
Parkway Properties Inc.	3,229	56,992
SL Green Realty Corp.	7,824	303,258

		3,769,397

REITs - WAREHOUSE/INDUSTRIAL – 24.77%
AMB Property Corp.	20,463	449,777
DCT Industrial Trust Inc.	30,320	137,350
EastGroup Properties Inc.	3,840	141,350
First Industrial Realty Trust Inc.	8,770	38,149
First Potomac Realty Trust	4,265	48,408
Monmouth Real Estate Investment Corp. Class A	3,872	26,291
ProLogis	61,901	701,338

		1,542,663

TOTAL COMMON STOCKS (Cost: $5,613,776)		6,216,603

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.10%

MONEY MARKET FUNDS – 0.10%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[a,b]	6,237	$6,237

		6,237

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,237)		6,237

TOTAL INVESTMENTS IN SECURITIES – 99.92% (Cost: $5,620,013)		6,222,840

Other Assets, Less Liabilities – 0.08%		4,771

NET ASSETS – 100.00%		$6,227,611

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT MORTGAGE PLUS CAPPED INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.73%

COMMERCIAL BANKS – 0.61%
Bank Mutual Corp.	9,498	$66,676
TrustCo Bank Corp. NY	30,877	183,718

		250,394

FINANCE - CONSUMER LOANS – 1.08%
Ocwen Financial Corp.[a]	40,392	441,485

		441,485

FINANCIAL GUARANTEE INSURANCE – 1.19%
MGIC Investment Corp.[a,b]	49,709	214,246
PMI Group Inc. (The)	33,121	80,153
Radian Group Inc.	33,179	192,106

		486,505

INVESTMENT MANAGEMENT/ADVISORY SERVICES – 0.34%
Altisource Portfolio Solutions SAa	9,120	139,080

		139,080

PROPERTY/CASUALTY INSURANCE – 3.23%
Fidelity National Financial Inc. Class A	94,149	1,277,602
Stewart Information Services Corp.	5,143	45,978

		1,323,580

REITs - HEALTH CARE – 0.50%
Care Investment Trust Inc.	25,706	205,905

		205,905

REITs - MORTGAGE – 66.44%
American Capital Agency Corp.[b]	32,074	833,924
Annaly Capital Management Inc.	550,983	9,317,122
Anthracite Capital Inc.[a,b]	140,257	100,985
Anworth Mortgage Asset Corp.	183,982	1,311,792
Capital Trust Inc. Class Aa,b	37,982	74,445
Capstead Mortgage Corp.	111,253	1,464,089
Chimera Investment Corp.	1,365,084	4,764,143
Cypress Sharpridge Investments Inc.	23,255	310,454
Hatteras Financial Corp.	61,869	1,738,519
Invesco Mortgage Capital Inc.	15,195	302,988
MFA Financial Inc.	570,754	4,234,995
NorthStar Realty Finance Corp.[b]	116,921	412,731
PennyMac Mortgage Investment Trust[a]	28,614	526,784

Security	Shares	Value
RAIT Financial Trust[a,b]	110,780	$204,943
Redwood Trust Inc.	117,715	1,640,947

		27,238,861

SAVINGS & LOANS/THRIFTS – 26.34%
Astoria Financial Corp.	39,317	392,384
Beneficial Mutual Bancorp Inc.[a]	13,340	123,395
Brookline Bancorp Inc.	23,914	234,118
Capitol Federal Financial	9,009	273,243
Dime Community Bancshares Inc.	13,931	153,102
First Financial Holdings Inc.	5,913	79,766
First Niagara Financial Group Inc.	76,195	978,344
Flagstar Bancorp Inc.[a,b]	189,803	170,823
Flushing Financial Corp.	12,200	137,006
Hudson City Bancorp Inc.	145,438	1,911,055
Investors Bancorp Inc.[a]	23,407	253,732
Kearny Financial Corp.	8,319	81,942
New York Community Bancorp Inc.	139,417	1,504,309
NewAlliance Bancshares Inc.	43,367	480,506
Northwest Bancorp Inc.	5,946	130,812
Oritani Financial Corp.	6,597	84,508
People’s United Financial Inc.	121,794	1,952,358
Provident Financial Services Inc.	24,416	262,472
Provident New York Bancorp	16,269	138,775
TFS Financial Corp.	50,482	588,620
Washington Federal Inc.	45,467	779,759
Waterstone Financial Inc.[a]	5,421	18,486
WSFS Financial Corp.	2,481	68,476

		10,797,991

TOTAL COMMON STOCKS (Cost: $37,325,144)		40,883,801

SHORT-TERM INVESTMENTS – 3.12%

MONEY MARKET FUNDS – 3.12%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[c,d,e]	1,078,750	1,078,750
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18% [c,d,e]	158,917	158,917

24	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE NAREIT MORTGAGE PLUS CAPPED INDEX FUND

October 31, 2009

Security	Shares	Value
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	43,055	$43,055

		1,280,722

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,280,722)		1,280,722

TOTAL INVESTMENTS IN SECURITIES – 102.85% (Cost: $38,605,866)		42,164,523

Other Assets, Less Liabilities – (2.85)%		(1,168,957)

NET ASSETS – 100.00%		$40,995,566

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
e	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.92%

REAL ESTATE OPERATING/DEVELOPMENT – 4.38%
Plum Creek Timber Co. Inc.	18,271	$571,700
Rayonier Inc.	8,820	340,276

		911,976

REITs - APARTMENTS – 13.67%
Apartment Investment and Management Co. Class A	13,124	162,081
AvalonBay Communities Inc.	8,959	616,200
BRE Properties Inc. Class A	5,929	161,447
Camden Property Trust	7,205	261,181
Equity Residential	30,585	883,295
Essex Property Trust Inc.	3,159	237,494
Home Properties Inc.	3,684	144,339
Mid-America Apartment Communities Inc.	3,157	138,340
UDR Inc.	16,884	242,792

		2,847,169

REITs - DIVERSIFIED – 12.13%
Digital Realty Trust Inc.	8,483	382,838
Duke Realty Corp.	25,082	281,922
Liberty Property Trust	12,528	367,947
Potlatch Corp.	4,466	124,646
Vornado Realty Trust	20,064	1,195,012
Washington Real Estate Investment Trust	6,498	173,497

		2,525,862

REITs - HEALTH CARE – 15.36%
HCP Inc.	32,860	972,327
Health Care REIT Inc.	13,432	595,978
Healthcare Realty Trust Inc.	6,612	137,728
Nationwide Health Properties Inc.	11,978	386,290
Omega Healthcare Investors Inc.	9,353	141,791
Senior Housing Properties Trust	13,532	260,897
Ventas Inc.	17,549	704,241

		3,199,252

REITs - HOTELS – 4.55%
Hospitality Properties Trust	13,709	264,721
Host Hotels & Resorts Inc.	67,565	683,082

		947,803

Security	Shares	Value
REITs - MORTGAGE – 6.06%
Annaly Capital Management Inc.	60,904	$1,029,887
MFA Financial Inc.	31,377	232,817

		1,262,704

REITs - OFFICE PROPERTY – 11.91%
Alexandria Real Estate Equities Inc.	4,868	263,700
Boston Properties Inc.	15,532	943,880
Corporate Office Properties Trust	6,503	215,835
Douglas Emmett Inc.	8,513	100,453
Highwoods Properties Inc.	7,950	218,784
Kilroy Realty Corp.	4,834	133,515
Mack-Cali Realty Corp.	8,775	271,586
SL Green Realty Corp.	8,611	333,762

		2,481,515

REITs - OUTLET CENTERS – 1.59%
Alexander’s Inc.[a]	227	60,137
Realty Income Corp.[b]	11,700	271,206

		331,343

REITs - REGIONAL MALLS – 12.49%
Macerich Co. (The)	10,594	315,701
Simon Property Group Inc.	31,669	2,150,008
Taubman Centers Inc.	4,441	135,495

		2,601,204

REITs - SHOPPING CENTERS – 8.31%
Equity One Inc.	4,844	72,272
Federal Realty Investment Trust	6,833	403,352
Kimco Realty Corp.	42,212	533,560
Regency Centers Corp.	8,976	301,145
Tanger Factory Outlet Centers Inc.	4,522	172,153
Weingarten Realty Investors	13,434	248,529

		1,731,011

REITs - STORAGE – 5.04%
Public Storage	14,279	1,050,934

		1,050,934

REITs - WAREHOUSE/INDUSTRIAL – 4.43%
AMB Property Corp.	16,383	360,098
ProLogis	49,632	562,331

		922,429

TOTAL COMMON STOCKS
(Cost: $25,191,437)		20,813,202

26	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

October 31, 2009

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.50%

MONEY MARKET FUNDS – 1.50%
Barclays Global Investors Funds
Institutional Money Market
Fund, SL Agency Shares
0.20%[c,d,e]	230,152	$230,152
Barclays Global Investors Funds
Prime Money Market
Fund, SL Agency Shares
0.18%[c,d,e]	33,905	33,905
Barclays Global Investors Funds
Treasury Money Market
Fund, SL Agency Shares
0.04%[c,d]	48,706	48,706

		312,763

TOTAL SHORT-TERM INVESTMENTS
(Cost: $312,763)		312,763

TOTAL INVESTMENTS IN SECURITIES – 101.42%
(Cost: $25,504,200)		21,125,965

Other Assets, Less Liabilities – (1.42)%		(294,918)

NET ASSETS – 100.00%		$20,831,047

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT RESIDENTIAL PLUS CAPPED INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.78%

REITs - APARTMENTS – 42.25%
American Campus Communities Inc.	33,530	$905,981
Apartment Investment and Management Co. Class A	75,027	926,584
Associated Estates Realty Corp.	6,987	63,721
AvalonBay Communities Inc.[a]	28,047	1,929,073
BRE Properties Inc. Class A	33,567	914,029
Camden Property Trust	38,747	1,404,579
Education Realty Trust Inc.	34,870	174,699
Equity Residential	95,101	2,746,517
Essex Property Trust Inc.	17,913	1,346,699
Home Properties Inc.	20,923	819,763
Mid-America Apartment Communities Inc.	17,932	785,780
Post Properties Inc.	30,910	509,706
UDR Inc.	96,677	1,390,215

		13,917,346

REITs - DIVERSIFIED – 1.35%
Colonial Properties Trust	42,239	444,777

		444,777

REITs - HEALTH CARE – 38.63%
Cogdell Spencer Inc.	27,512	127,656
HCP Inc.	102,246	3,025,459
Health Care REIT Inc.	41,737	1,851,871
Healthcare Realty Trust Inc.	37,363	778,271
LTC Properties Inc.	14,804	351,595
Medical Properties Trust Inc.	51,665	413,320
Nationwide Health Properties Inc.	46,860	1,511,235
Omega Healthcare Investors Inc.	52,934	802,479
Senior Housing Properties Trust	74,271	1,431,945
Universal Health Realty Income Trust	7,687	244,062
Ventas Inc.	54,573	2,190,015

		12,727,908

REITs - MANUFACTURED HOMES – 3.39%
Equity Lifestyle Properties Inc.	19,406	901,409
Sun Communities Inc.	12,310	214,686

		1,116,095

Security	Shares	Value
REITs - STORAGE – 14.16%
Extra Space Storage Inc.	54,890	$525,297
Public Storage	44,502	3,275,347
Sovran Self Storage Inc.	17,520	527,352
U-Store-It Trust	59,217	337,537

		4,665,533

TOTAL COMMON STOCKS
(Cost: $26,152,653)		32,871,659

SHORT-TERM INVESTMENTS – 0.20%

MONEY MARKET FUNDS – 0.20%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[b,c,d]	15,227	15,227
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[b,c,d]	2,243	2,243
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[b,c]	46,960	46,960

		64,430

TOTAL SHORT-TERM INVESTMENTS
(Cost: $64,430)		64,430

TOTAL INVESTMENTS IN SECURITIES – 99.98%
(Cost: $26,217,083)		32,936,089

Other Assets, Less Liabilities – 0.02%		6,595

NET ASSETS – 100.00%		$32,942,684

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT RETAIL CAPPED INDEX FUND

October 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.70%

REITs - OUTLET CENTERS – 11.86%
Agree Realty Corp.	1,349	$31,472
Alexander’s Inc.[a]	339	89,808
Getty Realty Corp.	2,968	72,746
National Retail Properties Inc.	13,049	252,890
Realty Income Corp.[b]	10,352	239,959

		686,875

REITs - REGIONAL MALLS – 35.46%
CBL & Associates Properties Inc.	22,826	186,260
Macerich Co. (The)	10,161	302,798
Pennsylvania Real Estate Investment Trust	7,329	53,722
Simon Property Group Inc.	19,290	1,309,598
Taubman Centers Inc.	6,613	201,763

		2,054,141

REITs - SHOPPING CENTERS – 52.38%
Acadia Realty Trust	6,593	104,829
Cedar Shopping Centers Inc.	7,416	45,015
Developers Diversified Realty Corp.	26,798	230,195
Equity One Inc.	7,177	107,081
Federal Realty Investment Trust	4,399	259,673
Inland Real Estate Corp.	14,204	121,870
Kimco Realty Corp.	100,679	1,272,582
Kite Realty Group Trust	10,956	40,647
Regency Centers Corp.	7,273	244,009
Saul Centers Inc.	2,195	67,518
Tanger Factory Outlet Centers Inc.	6,589	250,843
Urstadt Biddle Properties Inc. Class A	2,920	43,128
Weingarten Realty Investors	13,356	247,086

		3,034,476

TOTAL COMMON STOCKS
(Cost: $5,847,156)		5,775,492

SHORT-TERM INVESTMENTS – 4.38%

MONEY MARKET FUNDS – 4.38%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.20%[c,d,e]	213,564	213,564

Security	Shares	Value
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	31,461	$31,461
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	8,650	8,650

		253,675

TOTAL SHORT-TERM INVESTMENTS
(Cost: $253,675)		253,675

TOTAL INVESTMENTS IN SECURITIES – 104.08% (Cost: $6,100,831)		6,029,167

Other Assets, Less Liabilities – (4.08)%		(236,512)

NET ASSETS – 100.00%		$5,792,655

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2009

	iShares FTSE EPRA/NAREIT
	Developed Asia Index Fund	Developed Europe Index Fund	Developed Real Estate ex-U.S. Index Fund	North America Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$20,843,301	$9,401,296	$279,932,858	$5,200,894
Affiliated issuers (Note 2)	925,028	130,031	16,241,052	52,941

Total cost of investments	$21,768,329	$9,531,327	$296,173,910	$5,253,835

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$17,660,829	$9,033,576	$303,429,318	$4,313,780
Affiliated issuers (Note 2)	925,028	130,031	16,241,052	52,941

Total fair value of investments	18,585,857	9,163,607	319,670,370	4,366,721
Foreign currencies, at value[b]	27,680	16,639	780,192	1,965
Receivables:
Investment securities sold	–	45,055	–	7,349
Due from custodian (Note 4)	–	–	285,742	–
Dividends and interest	69,782	17,384	990,488	5,883

Total Assets	18,683,319	9,242,685	321,726,792	4,381,918

LIABILITIES
Payables:
Investment securities purchased	–	–	663,082	7,955
Collateral for securities on loan (Note 5)	916,421	128,633	16,127,607	48,052
Capital shares redeemed	–	51,720	–	–
Investment advisory fees (Note 2)	7,295	4,869	124,105	1,815

Total Liabilities	923,716	185,222	16,914,794	57,822

NET ASSETS	$17,759,603	$9,057,463	$304,811,998	$4,324,096

Net assets consist of:
Paid-in capital	$23,051,112	$10,035,525	$302,850,443	$5,938,817
Distributions in excess of net investment income	(20,284)	(15,431)	(1,666,641)	(23,247)
Accumulated net realized loss	(2,089,359)	(595,519)	(19,879,890)	(704,264)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(3,181,866)	(367,112)	23,508,086	(887,210)

NET ASSETS	$17,759,603	$9,057,463	$304,811,998	$4,324,096

Shares outstanding[c]	600,000	300,000	10,200,000	150,000

Net asset value per share	$29.60	$30.19	$29.88	$28.83

[a]	Securities on loan with values of $867,005, $116,152, $15,221,393 and $47,063, respectively. See Note 5.
[b]	Cost of foreign currencies: $27,580, $16,674, $782,185 and $2,054, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

30	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2009

	iShares FTSE NAREIT
	Industrial/Office Capped Index Fund	Mortgage Plus Capped Index Fund	Real Estate 50 Index Fund	Residential Plus Capped Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$5,613,776	$37,325,144	$25,191,437	$26,152,653
Affiliated issuers (Note 2)	6,237	1,280,722	312,763	64,430

Total cost of investments	$5,620,013	$38,605,866	$25,504,200	$26,217,083

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$6,216,603	$40,883,801	$20,813,202	$32,871,659
Affiliated issuers (Note 2)	6,237	1,280,722	312,763	64,430

Total fair value of investments	6,222,840	42,164,523	21,125,965	32,936,089
Receivables:
Investment securities sold	–	–	8,223	–
Dividends and interest	7,418	86,242	15,474	62,909

Total Assets	6,230,258	42,250,765	21,149,662	32,998,998

LIABILITIES
Payables:
Investment securities purchased	–	–	45,364	25,176
Collateral for securities on loan (Note 5)	–	1,237,667	264,057	17,470
Investment advisory fees (Note 2)	2,647	17,532	9,194	13,668

Total Liabilities	2,647	1,255,199	318,615	56,314

NET ASSETS	$6,227,611	$40,995,566	$20,831,047	$32,942,684

Net assets consist of:
Paid-in capital	$8,419,194	$62,808,778	$29,756,601	$33,809,726
Undistributed (distributions in excess of) net investment income	(30,564)	138,503	(160,214)	(394,578)
Accumulated net realized loss	(2,763,846)	(25,510,372)	(4,387,105)	(7,191,470)
Net unrealized appreciation (depreciation)	602,827	3,558,657	(4,378,235)	6,719,006

NET ASSETS	$6,227,611	$40,995,566	$20,831,047	$32,942,684

Shares outstanding[b]	300,000	2,900,000	850,000	1,200,000

Net asset value per share	$20.76	$14.14	$24.51	$27.45

[a]	Securities on loan with values of $–, $1,172,264, $256,690 and $17,124, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2009

iShares FTSE NAREIT
Retail Capped Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$5,847,156
Affiliated issuers (Note 2)	253,675

Total cost of investments	$6,100,831

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$5,775,492
Affiliated issuers (Note 2)	253,675

Total fair value of investments	6,029,167
Receivables:
Investment securities sold	59,720
Dividends and interest	9,928

Total Assets	6,098,815

LIABILITIES
Payables:
Investment securities purchased	59,130
Collateral for securities on loan (Note 5)	245,025
Investment advisory fees (Note 2)	2,005

Total Liabilities	306,160

NET ASSETS	$5,792,655

Net assets consist of:
Paid-in capital	$8,391,695
Distributions in excess of net investment income	(7,310)
Accumulated net realized loss	(2,520,066)
Net unrealized depreciation	(71,664)

NET ASSETS	$5,792,655

Shares outstanding[b]	300,000

Net asset value per share	$19.31

[a]	Securities on loan with a value of $239,976. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

32	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2009

	iShares FTSE EPRA/NAREIT
	Developed Asia Index Fund	Developed Europe Index Fund	Developed Real Estate ex-U.S. Index Fund	North America Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$242,737	$89,408	$4,452,361	$63,499
Interest from affiliated issuers (Note 2)	4	2	84	4
Securities lending income from affiliated issuers (Note 2)	7,766	1,572	62,673	434

Total investment income	250,507	90,982	4,515,118	63,937

EXPENSES
Investment advisory fees (Note 2)	35,460	15,861	613,835	8,980

Total expenses	35,460	15,861	613,835	8,980

Net investment income	215,047	75,121	3,901,283	54,957

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(506,521)	(577,906)	(8,806,831)	(264,018)
In-kind redemptions	–	746,107	5,768,529	–
Foreign currency transactions	8,717	3,719	177,929	215

Net realized gain (loss)	(497,804)	171,920	(2,860,373)	(263,803)

Net change in unrealized appreciation (depreciation) on:
Investments	5,098,525	1,698,877	89,417,949	1,206,492
Translation of assets and liabilities in foreign currencies	(432)	(54)	(18,992)	(146)

Net change in unrealized appreciation (depreciation)	5,098,093	1,698,823	89,398,957	1,206,346

Net realized and unrealized gain	4,600,289	1,870,743	86,538,584	942,543

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,815,336	$1,945,864	$90,439,867	$997,500

[a]	Net of foreign withholding tax of $11,355, $3,776, $270,953 and $1,906, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2009

	iShares FTSE NAREIT
	Industrial/Office Capped Index Fund	Mortgage Plus Capped Index Fund	Real Estate 50 Index Fund	Residential Plus Capped Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$91,409	$1,691,700	$343,319	$249,054
Interest from affiliated issuers (Note 2)	5	28	15	19
Securities lending income from affiliated issuers (Note 2)	245	4,915	2,286	9

Total investment income	91,659	1,696,643	345,620	249,082

EXPENSES
Investment advisory fees (Note 2)	11,860	90,024	43,900	57,148

Total expenses	11,860	90,024	43,900	57,148

Net investment income	79,799	1,606,619	301,720	191,934

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,269,231)	(218,134)	(1,476,681)	(203,611)
In-kind redemptions	–	82,376	1,663,614	–

Net realized gain (loss)	(1,269,231)	(135,758)	186,933	(203,611)

Net change in unrealized appreciation (depreciation)	2,203,853	3,254,508	3,338,703	5,600,311

Net realized and unrealized gain	934,622	3,118,750	3,525,636	5,396,700

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,014,421	$4,725,369	$3,827,356	$5,588,634

See notes to financial statements.

34	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2009

iShares FTSE NAREIT
Retail Capped Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$64,539
Interest from affiliated issuers (Note 2)	3
Securities lending income from affiliated issuers (Note 2)	2,311

Total investment income	66,853

EXPENSES
Investment advisory fees (Note 2)	7,227

Total expenses	7,227

Net investment income	59,626

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(755,625)
In-kind redemptions	659

Net realized loss	(754,966)

Net change in unrealized appreciation (depreciation)	886,169

Net realized and unrealized gain	131,203

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$190,829

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares FTSE EPRA/NAREIT Developed Asia Index Fund		iShares FTSE EPRA/NAREIT Developed Europe Index Fund
	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$215,047	$461,535	$75,121	$153,854
Net realized gain (loss)	(497,804)	(1,827,894)	171,920	(757,774)
Net change in unrealized appreciation (depreciation)	5,098,093	(8,014,716)	1,698,823	(1,971,584)

Net increase (decrease) in net assets resulting from operations	4,815,336	(9,381,075)	1,945,864	(2,575,504)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(215,690)	(499,679)	(96,486)	(198,085)
Return of capital	–	(68,186)	–	–

Total distributions to shareholders	(215,690)	(567,865)	(96,486)	(198,085)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,847,923	13,405,917	6,974,071	980,423
Cost of shares redeemed	–	(1,764,344)	(2,922,433)	–

Net increase in net assets from capital share transactions	2,847,923	11,641,573	4,051,638	980,423

INCREASE (DECREASE) IN NET ASSETS	7,447,569	1,692,633	5,901,016	(1,793,166)

NET ASSETS
Beginning of period	10,312,034	8,619,401	3,156,447	4,949,613

End of period	$17,759,603	$10,312,034	$9,057,463	$3,156,447

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(20,284)	$(19,641)	$(15,431)	$5,934

SHARES ISSUED AND REDEEMED
Shares sold	100,000	400,000	250,000	50,000
Shares redeemed	–	(100,000)	(100,000)	–

Net increase in shares outstanding	100,000	300,000	150,000	50,000

See notes to financial statements.

36	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund		iShares FTSE EPRA/NAREIT North America Index Fund
	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,901,283	$5,495,769	$54,957	$130,807
Net realized loss	(2,860,373)	(16,990,125)	(263,803)	(579,964)
Net change in unrealized appreciation (depreciation)	89,398,957	(66,009,221)	1,206,346	(2,002,935)

Net increase (decrease) in net assets resulting from operations	90,439,867	(77,503,577)	997,500	(2,452,092)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,217,795)	(4,905,478)	(78,005)	(131,855)
Return of capital	–	–	–	(60,285)

Total distributions to shareholders	(6,217,795)	(4,905,478)	(78,005)	(192,140)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	41,191,113	254,694,828	1,126,513	2,275,675
Cost of shares redeemed	(15,343,937)	–	–	(2,258,103)

Net increase in net assets from capital share transactions	25,847,176	254,694,828	1,126,513	17,572

INCREASE (DECREASE) IN NET ASSETS	110,069,248	172,285,773	2,046,008	(2,626,660)

NET ASSETS
Beginning of period	194,742,750	22,456,977	2,278,088	4,904,748

End of period	$304,811,998	$194,742,750	$4,324,096	$2,278,088

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,666,641)	$649,871	$(23,247)	$(199)

SHARES ISSUED AND REDEEMED
Shares sold	1,500,000	8,800,000	50,000	50,000
Shares redeemed	(600,000)	–	–	(50,000)

Net increase in shares outstanding	900,000	8,800,000	50,000	–

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares FTSE NAREIT Industrial/Office Capped Index Fund		iShares FTSE NAREIT Mortgage Plus Capped Index Fund
	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$79,799	$155,975	$1,606,619	$3,639,612
Net realized loss	(1,269,231)	(4,052,307)	(135,758)	(23,422,046)
Net change in unrealized appreciation (depreciation)	2,203,853	(1,021,362)	3,254,508	5,850,007

Net increase (decrease) in net assets resulting from operations	1,014,421	(4,917,694)	4,725,369	(13,932,427)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(110,363)	(156,245)	(1,468,116)	(4,129,654)
Return of capital	–	(73,794)	–	–

Total distributions to shareholders	(110,363)	(230,039)	(1,468,116)	(4,129,654)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,805,739	15,471,975	7,890,450	35,179,117
Cost of shares redeemed	–	(15,916,832)	(665,550)	(11,317,984)

Net increase (decrease) in net assets from capital share transactions	2,805,739	(444,857)	7,224,900	23,861,133

INCREASE (DECREASE) IN NET ASSETS	3,709,797	(5,592,590)	10,482,153	5,799,052

NET ASSETS
Beginning of period	2,517,814	8,110,404	30,513,413	24,714,361

End of period	$6,227,611	$2,517,814	$40,995,566	$30,513,413

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(30,564)	$–	$138,503	$–

SHARES ISSUED AND REDEEMED
Shares sold	150,000	500,000	550,000	2,150,000
Shares redeemed	–	(550,000)	(50,000)	(750,000)

Net increase (decrease) in shares outstanding	150,000	(50,000)	500,000	1,400,000

See notes to financial statements.

38	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares FTSE NAREIT Real Estate 50 Index Fund		iShares FTSE NAREIT Residential Plus Capped Index Fund
	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$301,720	$609,655	$191,934	$260,248
Net realized gain (loss)	186,933	(5,761,806)	(203,611)	(10,802,651)
Net change in unrealized appreciation (depreciation)	3,338,703	(4,185,581)	5,600,311	1,394,169

Net increase (decrease) in net assets resulting from operations	3,827,356	(9,337,732)	5,588,634	(9,148,234)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(461,934)	(609,856)	(586,512)	(260,534)
Return of capital	–	(303,657)	–	(464,907)

Total distributions to shareholders	(461,934)	(913,513)	(586,512)	(725,441)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,079,897	13,610,269	13,713,240	43,762,564
Cost of shares redeemed	(5,655,638)	(7,882,287)	–	(23,981,996)

Net increase in net assets from capital share transactions	3,424,259	5,727,982	13,713,240	19,780,568

INCREASE (DECREASE) IN NET ASSETS	6,789,681	(4,523,263)	18,715,362	9,906,893

NET ASSETS
Beginning of period	14,041,366	18,564,629	14,227,322	4,320,429

End of period	$20,831,047	$14,041,366	$32,942,684	$14,227,322

Distributions in excess of net investment income included in net assets at end of period	$(160,214)	$–	$(394,578)	$–

SHARES ISSUED AND REDEEMED
Shares sold	400,000	650,000	550,000	1,250,000
Shares redeemed	(250,000)	(400,000)	–	(700,000)

Net increase in shares outstanding	150,000	250,000	550,000	550,000

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares FTSE NAREIT Retail Capped Index Fund
	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$59,626	$149,847
Net realized loss	(754,966)	(2,864,362)
Net change in unrealized appreciation (depreciation)	886,169	(509,984)

Net increase (decrease) in net assets resulting from operations	190,829	(3,224,499)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(66,936)	(149,868)
Return of capital	–	(33,456)

Total distributions to shareholders	(66,936)	(183,324)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,481,009	1,683,597
Cost of shares redeemed	(1,439,527)	(2,483,071)

Net increase (decrease) in net assets from capital share transactions	4,041,482	(799,474)

INCREASE (DECREASE) IN NET ASSETS	4,165,375	(4,207,297)

NET ASSETS
Beginning of period	1,627,280	5,834,577

End of period	$5,792,655	$1,627,280

Distributions in excess of net investment income included in net assets at end of period	$(7,310)	$–

SHARES ISSUED AND REDEEMED
Shares sold	300,000	50,000
Shares redeemed	(100,000)	(100,000)

Net increase (decrease) in shares outstanding	200,000	(50,000)

See notes to financial statements.

40	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE EPRA/NAREIT Developed Asia Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Period from Nov. 12, 2007[a] to Apr. 30, 2008

Net asset value, beginning of period	$20.62	$43.10	$48.06

Income from investment operations:
Net investment income[b]	0.40	0.94	0.52
Net realized and unrealized gain (loss)[c]	8.96	(22.28)	(5.08)

Total from investment operations	9.36	(21.34)	(4.56)

Less distributions from:
Net investment income	(0.38)	(1.00)	(0.40)
Return of capital	–	(0.14)	–

Total distributions	(0.38)	(1.14)	(0.40)

Net asset value, end of period	$29.60	$20.62	$43.10

Total return	45.54%[d]	(50.04)%	(9.49)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$17,760	$10,312	$8,619
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.91%	3.81%	2.71%
Portfolio turnover rate[f]	5%	8%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE EPRA/NAREIT Developed Europe Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Period from Nov. 12, 2007[a] to Apr. 30, 2008

Net asset value, beginning of period	$21.04	$49.50	$50.03

Income from investment operations:
Net investment income[b]	0.31	1.48	0.70
Net realized and unrealized gain (loss)[c]	9.25	(27.96)	(1.06)

Total from investment operations	9.56	(26.48)	(0.36)

Less distributions from:
Net investment income	(0.41)	(1.98)	(0.17)

Total distributions	(0.41)	(1.98)	(0.17)

Net asset value, end of period	$30.19	$21.04	$49.50

Total return	45.98%[d]	(54.43)%	(0.71)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,057	$3,156	$4,950
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.27%	4.99%	3.10%
Portfolio turnover rate[f]	13%	12%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

42	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Period from Nov. 12, 2007[a] to Apr. 30, 2008

Net asset value, beginning of period	$20.94	$44.91	$48.67

Income from investment operations:
Net investment income[b]	0.41	1.04	0.64
Net realized and unrealized gain (loss)[c]	9.20	(23.80)	(4.00)

Total from investment operations	9.61	(22.76)	(3.36)

Less distributions from:
Net investment income	(0.67)	(1.21)	(0.40)

Total distributions	(0.67)	(1.21)	(0.40)

Net asset value, end of period	$29.88	$20.94	$44.91

Total return	46.40%[d]	(51.30)%	(6.88)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$304,812	$194,743	$22,457
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.05%	4.43%	3.19%
Portfolio turnover rate[f]	6%	9%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE EPRA/NAREIT North America Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Period from Nov. 12, 2007[a] to Apr. 30, 2008

Net asset value, beginning of period	$22.78	$49.05	$49.98

Income from investment operations:
Net investment income[b]	0.39	1.31	0.75
Net realized and unrealized gain (loss)[c]	6.18	(25.44)	(0.74)

Total from investment operations	6.57	(24.13)	0.01

Less distributions from:
Net investment income	(0.52)	(1.47)	(0.92)
Return of capital	–	(0.67)	(0.02)

Total distributions	(0.52)	(2.14)	(0.94)

Net asset value, end of period	$28.83	$22.78	$49.05

Total return	29.18%[d]	(49.99)%	0.08%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,324	$2,278	$4,905
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.94%	4.00%	3.49%
Portfolio turnover rate[f]	7%	16%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

44	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE NAREIT Industrial/Office Capped Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Period from May 1, 2007[a] to Apr. 30, 2008

Net asset value, beginning of period	$16.79	$40.55	$49.84

Income from investment operations:
Net investment income[b]	0.31	0.90	0.96
Net realized and unrealized gain (loss)[c]	4.07	(23.48)	(8.11)

Total from investment operations	4.38	(22.58)	(7.15)

Less distributions from:
Net investment income	(0.41)	(0.80)	(1.22)
Return of capital	–	(0.38)	(0.92)

Total distributions	(0.41)	(1.18)	(2.14)

Net asset value, end of period	$20.76	$16.79	$40.55

Total return	26.48%[d]	(56.46)%	(14.30)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,228	$2,518	$8,110
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.23%	3.29%	2.20%
Portfolio turnover rate[f]	22%	19%	11%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE NAREIT Mortgage Plus Capped Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Period from May 1, 2007[a] to Apr. 30, 2008

Net asset value, beginning of period	$12.71	$24.71	$49.89

Income from investment operations:
Net investment income[b]	0.61	1.95	3.63
Net realized and unrealized gain (loss)[c]	1.36	(11.46)	(25.31)

Total from investment operations	1.97	(9.51)	(21.68)

Less distributions from:
Net investment income	(0.54)	(2.49)	(3.35)
Return of capital	–	–	(0.15)

Total distributions	(0.54)	(2.49)	(3.50)

Net asset value, end of period	$14.14	$12.71	$24.71

Total return	15.52%[d]	(40.70)%	(44.66)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$40,996	$30,513	$24,714
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	8.57%	12.70%	11.22%
Portfolio turnover rate[f]	21%	93%	42%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE NAREIT Real Estate 50 Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Period from May 1, 2007[a] to Apr. 30, 2008

Net asset value, beginning of period	$20.06	$41.25	$49.56

Income from investment operations:
Net investment income[b]	0.37	1.12	1.23
Net realized and unrealized gain (loss)[c]	4.62	(20.44)	(7.71)

Total from investment operations	4.99	(19.32)	(6.48)

Less distributions from:
Net investment income	(0.54)	(1.25)	(1.26)
Return of capital	–	(0.62)	(0.57)

Total distributions	(0.54)	(1.87)	(1.83)

Net asset value, end of period	$24.51	$20.06	$41.25

Total return	25.26%[d]	(47.80)%	(13.05)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$20,831	$14,041	$18,565
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.30%	4.23%	2.91%
Portfolio turnover rate[f]	7%	18%	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE NAREIT Residential Plus Capped Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Period from May 1, 2007[a] to Apr. 30, 2008

Net asset value, beginning of period	$21.89	$43.20	$49.37

Income from investment operations:
Net investment income[b]	0.21	0.76	0.73
Net realized and unrealized gain (loss)[c]	5.94	(19.92)	(4.59)

Total from investment operations	6.15	(19.16)	(3.86)

Less distributions from:
Net investment income	(0.59)	(0.77)	(1.00)
Net realized gain	–	–	(0.17)
Return of capital	–	(1.38)	(1.14)

Total distributions	(0.59)	(2.15)	(2.31)

Net asset value, end of period	$27.45	$21.89	$43.20

Total return	28.48%[d]	(45.55)%	(7.70)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$32,943	$14,227	$4,320
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.61%	2.64%	1.55%
Portfolio turnover rate[f]	10%	79%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE NAREIT Retail Capped Index Fund
	Six months ended Oct. 31, 2009 (Unaudited)	Year ended Apr. 30, 2009	Period from May 1, 2007[a] to Apr. 30, 2008

Net asset value, beginning of period	$16.27	$38.90	$49.54

Income from investment operations:
Net investment income[b]	0.36	1.21	1.18
Net realized and unrealized gain (loss)[c]	3.13	(22.36)	(9.10)

Total from investment operations	3.49	(21.15)	(7.92)

Less distributions from:
Net investment income	(0.45)	(1.21)	(2.19)
Return of capital	–	(0.27)	(0.53)

Total distributions	(0.45)	(1.48)	(2.72)

Net asset value, end of period	$19.31	$16.27	$38.90

Total return	21.82%[d]	(55.01)%	(15.88)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,793	$1,627	$5,835
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.96%	4.61%	2.77%
Portfolio turnover rate[f]	31%	22%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares FTSE EPRA/NAREIT Developed Asia, iShares FTSE EPRA/NAREIT Developed Europe, iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S., iShares FTSE EPRA/NAREIT North America, iShares FTSE NAREIT Industrial/Office Capped, iShares FTSE NAREIT Mortgage Plus Capped, iShares FTSE NAREIT Real Estate 50, iShares FTSE NAREIT Residential Plus Capped and iShares FTSE NAREIT Retail Capped Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Certain Funds invest in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

50	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the values of each Fund’s investments according to the fair value hierarchy as of October 31, 2009. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Index Fund and Asset Class	Level 1	Level 2	Level 3	Total
FTSE EPRA/NAREIT Developed Asia
Common Stocks	$17,658,041	$–	$–	$17,658,041
Investment Companies	–	–	80	80
Rights	2,708	–	–	2,708
Short-Term Investments	925,028	–	–	925,028

Total FTSE EPRA/NAREIT Developed Asia	18,585,777	–	80	18,585,857

FTSE EPRA/NAREIT Developed Europe
Common Stocks	8,896,946	–	–	8,896,946
Investment Companies	119,509	–	17,121	136,630
Short-Term Investments	130,031	–	–	130,031

Total FTSE EPRA/NAREIT Developed Europe	9,146,486	–	17,121	9,163,607

FTSE EPRA/NAREIT Developed Real Estate ex-U.S.
Common Stocks	302,241,899	–	–	302,241,899
Investment Companies	831,753	–	323,894	1,155,647
Rights	31,772	–	–	31,772
Short-Term Investments	16,241,052	–	–	16,241,052

Total FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	319,346,476	–	323,894	319,670,370

FTSE EPRA/NAREIT North America	4,366,721	–	–	4,366,721
FTSE NAREIT Industrial/Office Capped	6,222,840	–	–	6,222,840
FTSE NAREIT Mortgage Plus Capped	42,164,523	–	–	42,164,523
FTSE NAREIT Real Estate 50	21,125,965	–	–	21,125,965
FTSE NAREIT Residential Plus Capped	32,936,089	–	–	32,936,089
FTSE NAREIT Retail Capped	6,029,167	–	–	6,029,167

52	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the six months ended October 31, 2009:

iShares Index Fund and Asset Class	Balance at Beginning of Period	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers In (Out)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
FTSE EPRA/NAREIT Developed Asia
Common Stocks	$33,827	$–	$–	$(33,827)	$–	$–
Investment Companies	–	–	–	80	80	80
FTSE EPRA/NAREIT Developed Europe
Investment Companies	–	4,553	–	12,568	17,121	5,176
Rights	5,690	–	–	(5,690)	–	–
FTSE EPRA/NAREIT Developed Real Estate ex-U.S.
Common Stocks	427,960	–	–	(427,960)	–	–
Investment Companies	–	84,679	(5,689)	244,904	323,894	80,475
Rights	98,442	–	–	(98,442)	–	–

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Funds do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which these Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of October 31, 2009, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended October 31, 2009.

The Funds had tax basis net capital loss carryforwards as of April 30, 2009, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2016	Expiring 2017	Total
FTSE EPRA/NAREIT Developed Asia	$–	$157,999	$157,999
FTSE EPRA/NAREIT Developed Europe	–	102,293	102,293
FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	–	743,329	743,329
FTSE EPRA/NAREIT North America	–	25,690	25,690
FTSE NAREIT Industrial/Office Capped	30,573	10,926	41,499
FTSE NAREIT Mortgage Plus Capped	332,037	7,063,848	7,395,885
FTSE NAREIT Real Estate 50	144,638	159,761	304,399
FTSE NAREIT Residential Plus Capped	–	90,614	90,614
FTSE NAREIT Retail Capped	17,540	62,856	80,396

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

Certain Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” These Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the six months ended October 31, 2009, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended October 31, 2009 are disclosed in the Funds’ Statements of Operations.

54	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of October 31, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

FTSE EPRA/NAREIT Developed Asia	$22,076,233	$133,126	$(3,623,502)	$(3,490,376)
FTSE EPRA/NAREIT Developed Europe	9,921,879	–	(758,272)	(758,272)
FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	310,927,779	20,259,645	(11,517,054)	8,742,591
FTSE EPRA/NAREIT North America	5,543,812	–	(1,177,091)	(1,177,091)
FTSE NAREIT Industrial/Office Capped	7,062,701	–	(839,861)	(839,861)
FTSE NAREIT Mortgage Plus Capped	41,481,527	1,447,597	(764,601)	682,996
FTSE NAREIT Real Estate 50	26,706,761	–	(5,580,796)	(5,580,796)
FTSE NAREIT Residential Plus Capped	29,420,614	3,517,256	(1,781)	3,515,475
FTSE NAREIT Retail Capped	6,585,815	–	(556,648)	(556,648)

Management has reviewed the tax positions as of October 31, 2009, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Prior to December 1, 2009, BFA was known as Barclays Global Fund Advisors, or “BGFA.” See Note 6 for additional detail.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.48% based on the average daily net assets of each Fund.

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), BlackRock Institutional Trust Company, N.A. (“BTC”) serves as securities lending agent for the Funds. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended October 31, 2009, BTC earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
FTSE EPRA/NAREIT Developed Asia	$ 7,766
FTSE EPRA/NAREIT Developed Europe	1,572
FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	62,673
FTSE EPRA/NAREIT North America	434
FTSE NAREIT Industrial/Office Capped	245

iShares Index Fund	Securities Lending Agent Fees
FTSE NAREIT Mortgage Plus Capped	$4,915
FTSE NAREIT Real Estate 50	2,286
FTSE NAREIT Residential Plus Capped	9
FTSE NAREIT Retail Capped	2,311

Each Fund may invest in certain money market funds managed by BFA, the Funds’ investment adviser, including the BlackRock Cash Funds: Government (“GMMF”), BlackRock Cash Funds: Institutional (“IMMF”), BlackRock Cash Funds: Prime (“PMMF”), and BlackRock Cash Funds: Treasury (“TMMF”) (previously known as the Government Money Market Fund, Institutional Money Market Fund, Prime Money Market Fund and Treasury Money Market Fund, respectively, of Barclays Global Investors Funds). These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2009 were as follows:

iShares Index Fund	Purchases	Sales
FTSE EPRA/NAREIT Developed Asia	$715,379	$710,635
FTSE EPRA/NAREIT Developed Europe	818,568	798,904
FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	14,911,385	16,411,705
FTSE EPRA/NAREIT North America	320,223	272,058
FTSE NAREIT Industrial/Office Capped	1,419,542	1,047,435
FTSE NAREIT Mortgage Plus Capped	7,966,178	7,491,759
FTSE NAREIT Real Estate 50	1,353,145	1,345,011
FTSE NAREIT Residential Plus Capped	2,306,845	2,231,928
FTSE NAREIT Retail Capped	951,849	967,556

56	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended October 31, 2009 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
FTSE EPRA/NAREIT Developed Asia	$2,824,200	$–
FTSE EPRA/NAREIT Developed Europe	6,923,750	2,870,713
FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	40,710,131	15,205,441
FTSE EPRA/NAREIT North America	1,073,000	–
FTSE NAREIT Industrial/Office Capped	2,439,968	–
FTSE NAREIT Mortgage Plus Capped	7,779,201	661,996
FTSE NAREIT Real Estate 50	8,909,448	5,531,940
FTSE NAREIT Residential Plus Capped	13,644,661	–
FTSE NAREIT Retail Capped	5,463,795	1,432,416

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

As of October 31, 2009, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The market value of the securities on loan as of October 31, 2009 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BTC as securities lending agent.

6. SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Funds as of and for the six months ended October 31, 2009, events and transactions through December 21, 2009, the date the financial statements are available to be issued, have been evaluated by the Funds’ management for possible adjustment and/or disclosure.

On December 1, 2009, BlackRock, Inc. completed a transaction whereby it acquired the interests in BlackRock Fund Advisors (formerly BGFA) and certain affiliated companies from Barclays PLC (the “Transaction”).

Under the 1940 Act, completion of the Transaction caused the automatic termination of each Fund’s prior investment advisory agreement with BGFA. In order for the management of each Fund to continue uninterrupted, the Board approved a new investment advisory agreement with BFA, subject to shareholder approval. On November 4, 2009, a special meeting of shareholders of the Funds was called to consider, among other proposals, the approval of the new advisory agreement. The results of the shareholder voting can be found in the “Shareholder Meeting Results” disclosure following the notes to the financial statements.

58	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Meeting Results (Unaudited)

iSHARES® TRUST

Two separate special meetings of shareholders of iShares Trust were held on November 4, 2009. The shareholder meetings for the iShares FTSE NAREIT Industrial/Office Capped and iShares FTSE NAREIT Retail Capped Index Funds were adjourned until November 19, 2009. The proposals acted upon by shareholders at the special meetings and the results of the shareholder vote were as follows:

First Meeting

Shareholders of the Funds approved Proposal 1. Proposal 2 did not apply to the Funds.

Proposal 1

To approve a new investment advisory agreement between the Trust and BGFA, on behalf of each Fund, which took effect upon the consummation of the Barclays PLC binding agreement to sell its interest in BGFA and certain affiliated companies to BlackRock, Inc. (the “Transaction”).

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes*
FTSE EPRA/NAREIT Developed Asia	305,902	1,072	8,308	–
FTSE EPRA/NAREIT Developed Europe	176,848	1,315	1,468	–
FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	7,804,841	169,855	102,341	–
FTSE EPRA/NAREIT North America	78,166	1,732	90	–
FTSE NAREIT Industrial/Office Capped	131,407	2,865	1,775	–
FTSE NAREIT Mortgage Plus Capped	1,325,588	29,867	21,685	199,621
FTSE NAREIT Real Estate 50	426,587	2,967	13,818	48,023
FTSE NAREIT Residential Plus Capped	517,619	7,740	11,101	–
FTSE NAREIT Retail Capped	75,700	1,856	2,002	9,012

Proposal 2

To approve a change in the classification of certain funds’ investment objective from a fundamental investment policy to a non-fundamental investment policy.

SHAREHOLDER MEETING RESULTS	59

Shareholder Meeting Results (Unaudited) (Continued)

iSHARES® TRUST

Second Meeting

This proposal was approved by the shareholders of the Trust on November 4, 2009. All nominees who previously served as Trustees of the Trust were re-elected and the term of their election commenced immediately. Robert S. Kapito was newly elected as a Trustee to the Trust and the term of his election took effect upon the consummation of the Transaction.

Proposal 1**

To elect a Board of Trustees of the Trust.

Independent Trustee	Votes For	Votes Withheld
George G.C. Parker	3,275,616,398	76,114,140
J. Darrell Duffie	3,155,645,073	196,085,465
Cecilia H. Herbert	3,284,632,277	67,098,261
Charles A. Hurty	3,283,313,465	68,417,073
John E. Kerrigan	3,285,163,741	66,566,797
John E. Martinez	3,284,826,244	66,904,294
Robert H. Silver	3,294,357,381	57,373,157

Interested Trustee	Votes For	Votes Withheld
Robert S. Kapito	3,229,642,767	122,087,770
Lee T. Kranefuss	2,147,369,285	1,204,361,252

*	Broker non-votes are proxies received by the Fund from brokers or nominees who did not receive instructions from the beneficial owner or other persons entitled to vote and who have no discretionary power to vote on a particular matter. Broker non-votes have the effect of a vote against the proposal.
**	Denotes Trust-wide proposal and voting results.

60	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Previous Investment Advisory Contract

(Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 16-17, 2009, the Board approved the selection of BFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BFA. In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BFA

Based on management’s representations, the Board expected that there will be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over the past year. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio transaction policies and procedures. The Board further noted that BFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as any of the Funds; therefore, directly comparable performance information was generally not available. However, the Board also noted that the Funds had met their investment objectives consistently since their respective inception dates, subject to constraints imposed by regulatory considerations that resulted in a change in the underlying indexes of the iShares FTSE NAREIT Mortgage Plus Capped Index Fund, the iShares FTSE NAREIT Residential Plus Capped Index Fund, the iShares FTSE NAREIT Retail Capped Index Fund and the iShares FTSE NAREIT Industrial/Office Capped Index Fund. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. In addition, the Board reviewed statistical information prepared by Lipper regarding the

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Board Review and Approval of Previous Investment Advisory Contract

(Unaudited) (Continued)

iSHARES® TRUST

performance of each Fund for the one-year period and the “last quarter” period ended March 31, 2009, and a comparison of each Fund’s performance to its performance benchmark index for the same period. To the extent that any of the comparison funds included in the Lipper Group track the same indexes as any particular Funds, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same period. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant period. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in their respective Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels of each Fund, as managed by BFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BFA AND AFFILIATES

The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board noted that the asset size of each of the Funds except the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund, the iShares FTSE NAREIT Mortgage Plus Capped Index Fund and the iShares FTSE NAREIT Residential Plus Capped Index Fund decreased over the past twelve months. The Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and had incurred operating losses during earlier years when the iShares funds had not yet reached scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture for the Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of economies of scale with the Funds’ shareholders.

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Board Review and Approval of Previous Investment Advisory Contract

(Unaudited) (Continued)

iSHARES® TRUST

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BFA or BTC, an affiliate of BFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparable investment advisory/management fee information was not available for any of the Funds, as BFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as any of the Funds. However, the Board noted that BFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. In reviewing the comparative investment advisory/management fee information for the Funds for which such information was available, the Board analyzed the level of the investment advisory/management fees in relation to the nature and extent of services provided to the Funds in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Funds and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rates under the Advisory Contract for such Funds were generally higher than the investment advisory/management fee rates for mutual funds, collective funds and separate accounts for which BFA or BTC provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as any payment of revenue to BTC, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BFA and BTC in connection with any investments by the Funds in other funds for which BFA provides investment advisory services and/or BTC provides administration services. The Board noted that while revenue to BTC in connection with securities lending agency services to the iShares funds increased overall as against the previous year, overall revenue increased by approximately the same percentage as overall expenses. The Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

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Board Review and Approval of New Investment Advisory Agreements

(Unaudited)

iSHARES® TRUST

On June 16, 2009, Barclays Bank PLC (“Barclays”) entered into an agreement to sell its interest in the Barclays Global Investors asset management business, which includes BTC (formerly known as BGI) and its business of advising, sponsoring and distributing exchange-traded funds, to BlackRock, Inc. (“BlackRock”). On December 1, 2009, the subsidiaries of Barclays operating the former BGI business, including BFA, were sold to BlackRock (the “Transaction”).

BFA currently serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Previous Advisory Agreement”). Under the 1940 Act, the Transaction resulted in the automatic termination of the Previous Advisory Agreement. In order for the management of each Fund to continue uninterrupted, the Board approved interim and new investment advisory agreements (the “New Advisory Agreements”) with the Trust, the latter of which was subsequently approved by each Fund’s shareholders.

BOARD CONSIDERATIONS IN APPROVING THE NEW ADVISORY AGREEMENT

At an in-person Board meeting held on August 13, 2009, the Board, including the Independent Trustees, unanimously approved the New Advisory Agreements between BFA and the Trust, on behalf of its Funds after consideration of all factors determined to be relevant to the Board’s deliberations, including those discussed below.

The Approval Process – At telephonic and in-person meetings held in June, July and August of this year, the Board, including the Independent Trustees, discussed the Transaction and the New Advisory Agreements for the Funds.

In preparation for their consideration of the New Advisory Agreements, the Trustees received, in response to a written due diligence request prepared by the Board and its independent counsel and provided to BlackRock, BTC and BFA, comprehensive written information covering a range of issues and received, in response to their additional requests, further information in advance of and at the August 13, 2009 in-person Board meeting. To assist the Board in its consideration of the New Advisory Agreements, BlackRock provided materials and information about itself, including its history, management, investment, risk management and compliance capabilities and processes, and financial condition, and BFA provided materials and information about the Transaction. In addition, the Independent Trustees consulted with their independent legal counsel and Fund counsel on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the Board’s deliberations.

In June 2009, the Board had performed a full annual review of, or initially approved, as applicable, the Previous Investment Advisory Agreement between BFA and the Trust, on behalf of its Funds for each Fund as required by the 1940 Act and, after reviewing, among other things, the investment capabilities, resources and personnel of BFA, determined that the nature, extent and quality of the services provided by BFA under the Previous Advisory Agreements were appropriate. The Board also determined that the advisory fees paid by each Fund, taking into account any applicable agreed-upon fee waivers and breakpoints, were fair and reasonable in light of the services provided, the costs to BFA of providing those services, economies of scale, the fees and other expenses paid by similar funds (including information provided by Lipper, Inc. (“Lipper”)), and such other circumstances as the Trustees considered relevant in the exercise of their reasonable judgment. The Board approved the Previous Advisory Agreements on June 17, 2009.

In advance of the June 2009 Board meeting, the Board requested and received materials specifically relating to each Fund’s Previous Advisory Agreement. These materials were prepared for each Fund, and included information (i) compiled by Lipper on the fees and expenses and the investment performance of the Fund as compared to a comparable group of funds as classified by Lipper; (ii) prepared by BFA discussing market conditions generally; (iii) on the profitability to BFA of the Previous Advisory Agreements and other payments received by BFA and its affiliates from the Funds; and (iv) provided by BFA concerning services related to the valuation and pricing of Fund portfolio holdings, and direct and indirect benefits to BFA and its affiliates from their relationship with the Fund.

64	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements

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iSHARES® TRUST

At the June 17, July 29 and August 13, 2009 Board meetings, the Trustees discussed with representatives of BTC, BFA and BlackRock, the management, investment, risk management and compliance capabilities and processes, and financial condition of BlackRock, the Transaction and its rationale, and BlackRock’s general plans and intentions regarding BFA and the Funds. At these Board meetings, representatives of BTC, BFA and BlackRock made various presentations to, and responded to questions from, the Board. The Board also inquired about the plans for, and anticipated roles and responsibilities of, the employees and officers of BFA in connection with the Transaction, including the anticipated senior management structure of BFA following the completion of the Transaction. The Independent Trustees also conferred separately and with their independent legal counsel about the Transaction and other matters related to the Transaction on a number of occasions. After the presentations and after reviewing the written materials provided, the Independent Trustees met in executive sessions with their independent legal counsel at the June, July and August 2009 Board meetings to consider the Transaction, its expected impact on BFA and the Funds, and the New Advisory Agreements.

In connection with the Board’s review of the New Advisory Agreements, BTC, BFA and/or BlackRock, as applicable, provided the Board with information about a variety of matters. The Board considered, among other things, the following information:

•	the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of the combined company;

•

that there is not expected to be any diminution in the nature, quality and extent of services provided to the Funds and their shareholders by BFA, including portfolio management and compliance services;

•

that BFA and BlackRock have no present intention to alter the advisory fee rates and expense arrangements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction;

•	that it is expected that substantially all of the current employees of BFA will remain employees of BFA and will continue to provide services to the Funds following the Transaction;

•

that the Funds may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions® brand name;

•	that the Funds are expected to continue to be sold through existing distribution channels;

•	that the Funds will have access to greater distribution resources through BlackRock’s relationships with third party brokers and retirement plan platforms;

•	that the parties to the Transaction agreement have agreed to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act in relation to the Funds;

•

that Barclays or one of its affiliates has agreed to pay all expenses of the Funds in connection with the Board’s consideration of the New Advisory Agreements and all costs of seeking shareholder approval of the New Advisory Agreements; and

•

that Barclays and BlackRock would derive benefits from the Transaction and that, as a result, they may have a different financial interest in the matters that were being considered than do Fund shareholders.

The Board did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors discussed below. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. In their deliberations, the Trustees considered information received in

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Board Review and Approval of New Investment Advisory Agreements

(Unaudited) (Continued)

iSHARES® TRUST

connection with their most recent approval or continuation of each Previous Advisory Agreement at the June 2009 Board meeting, in addition to information provided by BTC, BFA and BlackRock regarding BlackRock and the Transaction, in connection with their evaluation of the terms and conditions of the New Advisory Agreements. The Trustees, including a majority of the Independent Trustees, concluded that the terms of the New Advisory Agreements are appropriate, that the fees to be paid are reasonable in light of the services to be provided to each Fund, and that the New Advisory Agreements should be approved and recommended to Fund shareholders. In voting to approve the New Advisory Agreements in respect of each Fund, the Board considered in particular the following factors:

The nature, extent and quality of services to be provided by BFA and its affiliates – In connection with their consideration of the New Advisory Agreements, the Board considered representations by BFA, BTC and BlackRock that there would be no diminution in the scope of services required of or provided by BFA under the New Advisory Agreements for each Fund as compared to the scope of services provided by BFA under the Previous Advisory Agreement. In reviewing the scope of these services at the June and August 2009 Board meetings, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including over the past year, including investments in technology and increasing the number of their employees supporting the Funds. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board noted that it expects that these reports and discussions will continue following the consummation of the Transaction. In addition to the above considerations, the Board considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio transaction policies and procedures. The Board further took into account that, with respect to most of the Funds, BFA does not serve as investment adviser for other series of registered investment companies with substantially similar investment objectives and strategies; therefore, directly comparable performance information was generally not available for most Funds. The Board also considered each Fund’s record of performing in accordance with its investment objective.

In connection with the investment advisory services to be provided under the New Advisory Agreements, the Board took into account detailed discussions with representatives of BFA at the June 2009 Board meeting and at prior Board meetings regarding the management of each Fund. In addition to the investment advisory services to be provided to the Funds, the Board, at the August 2009 Board meeting, considered that BFA also will continue to provide management and administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds, and that these services were expected to be consistent with the services BFA currently performed under the Previous Advisory Agreements.

The Board noted the representations of BFA, BTC and BlackRock that the Transaction was not expected to have any adverse effect on the resources and strengths of BFA in managing the Funds. The Board also considered that the Funds and their shareholders may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions® brand name. The Board discussed BlackRock’s current financial condition, its anticipated financial condition following the completion of the Transaction and its lines of business. The Board also discussed BFA’s anticipated financial condition following the completion of the Transaction. The Board discussed BlackRock’s current ownership structure and expected ownership structure following the completion of the Transaction. The Board was advised that BlackRock operates as an independent firm, with its own Board of Directors and no majority shareholder. The Board was also advised that while BlackRock’s largest shareholders, Merrill Lynch, a wholly owned subsidiary of Bank of America, and PNC, are important clients and strategic partners of BlackRock, they are not involved in the firm’s day-to-day management or operations.

Based on the discussions held and the materials presented at the June, July and August 2009 Board meetings and prior Board meetings, the Board determined that the Transaction would not likely cause an adverse change in the nature, extent and quality of the services to

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iSHARES® TRUST

be provided by BFA under the New Advisory Agreements compared with the services provided by BFA under the Previous Advisory Agreements and that the Board expects that the quality of such services will continue to be appropriate.

Funds’ expenses and performance of the Funds – The Board received and reviewed statistical information prepared by Lipper at the June 2009 meeting and also received information at prior meetings regarding the expense ratio components of the Funds, including advisory fees, waivers and reimbursements, and gross and net total expenses, in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising a Fund’s peer group pursuant to Lipper’s proprietary methodology and, for certain Funds, registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by most of the Funds, the Lipper Groups sometimes included mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to certain Funds.

The Board noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the Funds in their Lipper Groups with respect to the Previous and New Advisory Agreements. The Board took into account that the fee rates for each Fund under the New Advisory Agreements are identical to the fee rates under the respective Previous Advisory Agreements. Further, the Board noted that representatives of BFA and BlackRock had confirmed that there is no present intention to alter the advisory fee rates, expense waivers or expense reimbursements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction.

In addition to reviewing the fees and expenses, the Board noted that it regularly reviews each Fund’s performance and at the June 2009 meeting reviewed statistical information prepared by Lipper regarding the performance of each Fund for the quarter-end, one-, three-, five- and ten-year periods, as applicable, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Groups track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of the relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their performance benchmark indices over the relevant periods. In considering this information, the Board took into account that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indices. This comparative performance information was also considered by the Board. The Board considered BFA’s substantial investment advisory experience and capabilities, as well as the possibility of additional resources and support from BlackRock following the completion of the Transaction, but noted that the effect, if any, the consummation of the Transaction would have on the future performance of the Funds could not be predicted.

Based on this review, the Board had concluded that the investment advisory fee rates and expense levels and the historical performance of each Fund, as compared to the investment advisory fee rates and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Previous Advisory Agreements and concluded that these comparisons continued to be satisfactory for the purpose of approving the New Advisory Agreements.

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Board Review and Approval of New Investment Advisory Agreements

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iSHARES® TRUST

Cost of services provided and profits realized by BFA from the relationship with each Fund – The Board considered that at the June 2009 Board meeting and at prior meetings, it had reviewed information about the profitability of BFA with respect to the Funds based on the fees payable to BFA and its affiliates (including fees under the Previous Advisory Agreements), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below).

In evaluating the costs of the services to be provided by BFA under the New Advisory Agreements, the Board considered, among other things, whether advisory fee rates or other expenses would change as a result of the Transaction. The Board noted that the New Advisory Agreements are similar to the Previous Advisory Agreements, including the fact that the fee rates under the Agreements are identical and that representatives of BFA and BlackRock represented that there is no present intention due to the Transaction to alter the advisory fee rates, expense waiver or expense reimbursements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction. It was noted that it was not possible to predict how the Transaction would affect BFA’s profitability from its relationship with the Funds. Potential cost savings had been described by BlackRock representatives that may be achieved by BlackRock immediately following the Transaction, but even if all of such savings were realized by BFA in connection with the management of the Funds, BFA’s profitability in respect of the Funds was not expected to increase in a significant respect. BFA, BlackRock and the Board discussed how profitability will be calculated and presented to the Board following the Transaction, and the Board reviewed BlackRock’s 2008 profitability methodology with respect to its registered funds. The Board expects to receive profitability information from BFA on at least an annual basis following the completion of the Transaction and thus be in a position to evaluate whether any adjustments in Fund fees would be appropriate.

The extent to which economies of scale would be realized as a Fund grows and whether fee levels would reflect such economies of scale – In connection with its review of the Funds’ profitability analysis at the June 2009 meeting, the Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets. At the June 2009 Board meeting, the Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and that BFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. The Board further noted that the Previous and New Advisory Agreements provide for breakpoints in certain Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other Funds, increase and that breakpoints were implemented the previous year for certain Funds. The Board noted that for certain other Funds, the Previous and New Advisory Agreements do not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase; however, the Board further noted that possible future economies of scale for those Funds had, in many cases, been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders may have received from a fee structure with declining breakpoints where the initial fee was higher. At the June 2009 Board meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates, with the breakpoints for certain Funds, reflected appropriate sharing of economies of scale with the Funds’ shareholders.

The Board noted representations from BFA and BlackRock that BFA will continue to make significant investments in the iShares fund complex and the infrastructure supporting the Funds. The Board determined that changes to the fee structure were not currently necessary and that the Funds appropriately participate in economies of scale. It was noted that it was not possible to evaluate how the Transaction would create opportunities for additional economies of scale. The Board expects to consider economies of scale on at least an annual basis following completion of the Transaction and thus be in a position to evaluate additional economies of scale, if any.

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Board Review and Approval of New Investment Advisory Agreements

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Fees and services provided for other comparable funds/accounts managed by BFA and its Affiliates – At the June 2009 Board meeting, the Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Previous Advisory Agreements in comparison to the investment advisory/management fee rates for other funds/accounts for which BFA or BTC provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparable investment advisory/management fee information was not available for many of the Funds, as BFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as many of the Funds. The Board noted, however, that BFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Furthermore, in reviewing the comparative investment advisory/management fee information for the Funds for which such information was available, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Funds in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Funds and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rates under the Previous Advisory Agreements for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts for which BFA or BTC provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Previous and New Advisory Agreements do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Previous and New Advisory Agreements are fair and reasonable.

Other benefits to BFA and its affiliates, including fall-out benefits – In evaluating the fall-out and any other ancillary benefits received by BFA under the Previous Advisory Agreements, the Board reviewed any ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA or its affiliates, such as any payment of revenue to BTC, the Trust’s current securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BFA and BTC in connection with any investments by the Funds in other funds for which BFA provides investment advisory services and/or BTC provides administration services. The Board noted that while revenue to BTC in connection with securities lending agency services to the Funds increased overall as against the previous year, overall revenue increased by approximately the same percentage as overall expenses. The Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through an affiliate of BFA or purchased from an underwriting syndicate in which an Adviser affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. Any fall-out or ancillary benefits as a result of the Transaction were difficult to quantify with certainty at this time, and the Board indicated that it would continue to evaluate them going forward.

Conclusion – The Board examined the totality of the information they were provided at the June, July and August 2009 Board meetings, and information they received at other meetings held during the past year, and did not identify any single factor discussed previously as controlling. Based on this analysis, the Board determined that the New Advisory Agreements, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to unanimously approve the New Advisory Agreements.

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Notes:

70	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	71

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call
1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Funds
iShares Dow Jones U.S.	IYY

iShares KLD Socially Responsible Index Funds
iShares FTSE KLD 400 Social	DSI
iShares FTSE KLD Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology-Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

72	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI All Peru Capped	EPU
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU
iShares S&P India Nifty 50	INDY

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares S&P Emerging Markets Infrastructure	EMIF
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares International Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares Global Sector Index Funds
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares Global Theme Based Index Funds
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

iShares U.S. Credit Bond Funds
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares iBoxx $ High Yield Corporate	HYG

iShares U.S. Securitized Bond Funds
iShares Barclays MBS	MBB

iSHARES FAMILY OF FUNDS	73

The iShares® Family of Funds (Continued)

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF

iShares International Bond Funds	Trading Symbol
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds (“Funds”) are distributed by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor any of its affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2009 Semi-Annual Report.

iS-1888-1209

74	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail.

Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm’s name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you.

If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This by the report current is intended prospectus. for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by European Public Real Estate Association (‘‘EPRA® ‘‘), FTSE International Limited (‘‘FTSE’’), or National Association of Real Estate Investment Trusts (‘‘NAREIT’’), nor do these companies make any representation regarding the advisability of investing in the iShares Funds. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-U.S./North America/Europe/Asia Index; all rights vest in FTSE, NAREIT and EPRA. ‘‘FTSE’’ is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; ‘‘ NAREIT® ‘‘ is a trademark of NAREIT; ‘‘EPRA® ‘‘ is a trademark of EPRA. Neither SEI, nor any of their affiliates, is affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2009 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-SAR-45-1009

iShares

BLACKROCK

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: December 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: December 22, 2009

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: December 22, 2009